SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES

ACT OF 1933

Post-Effective Amendment No. 19

and/ or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

Amendment No. 56

American National Variable Annuity Separate Account

(Exact Name of Registrant)

American National Insurance Company

(Name of Depositor)

One Moody Plaza, Galveston, Texas 77550

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(409)763-4661

(Depositor’s Telephone Number, Including Area Code)

Name and Address of Agent for service:	Please send copies of communications to:
Dwain Akins, Esq., Senior Vice President	Gregory Garrison
American National Insurance Company	Greer, Herz & Adams, L.L.P.
One Moody Plaza	With copy to: One Moody Plaza
Galveston, TX 77550	Galveston, Texas 77550

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.

✓	On May 1, 2017 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	On May 1, 2017 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: deferred variable annuity contract

WEALTHQUEST III VARIABLE ANNUITY

Issued by American National Insurance Company

Home Office: One Moody Plaza, Galveston, Texas 77550-7947

1-800-306-2959

To make Service, Transaction Requests,

or Additional Purchase Payments, mail to:

American National Variable Contracts Department

P. O. Box 9001, League City, Texas 77574

NOTE: Effective June 1, 2017, the mailing address will be P. O. Box 1893, Galveston, Texas 77553-1893

Proper Lockbox Payments may also be sent to P. O. Box 4531, Houston, Texas 77210-4531

Prospectus May 1, 2017

This Prospectus describes a deferred Variable Annuity Contract issued to either individuals or groups depending upon the state in which the Contract is issued. (See the “Type of Contract” provision of this Prospectus.)

You can allocate your Contract value to the American National Variable Annuity Separate Account (the “Separate Account”), which reflects the investment performance of the Portfolios selected by you, and our Fixed Account which earns a guaranteed minimum interest rate. Each Subaccount of the Separate Account invests in shares of a corresponding Portfolio listed below:

Fidelity® Variable Insurance Products Service Class 2	Federated Insurance Series
VIP Government Money Market Portfolio	Federated Managed Volatility Fund II
VIP Mid Cap Portfolio	Federated High Income Bond Fund II – Primary Shares
VIP Index 500 Portfolio	Federated Fund for U.S. Government Securities II
VIP Contrafund® Portfolio	Federated Kaufmann Fund II – Primary Shares
VIP Growth Opportunities Portfolio	Federated Quality Bond Fund II – Primary Shares
VIP Equity-Income Portfolio
VIP Investment Grade Bond Portfolio	The Alger Portfolios – Class I-2 Shares
VIP Growth & Income Portfolio	Alger Small Cap Growth Portfolio[2]
VIP Value Portfolio	Alger Large Cap Growth Portfolio
VIP Value Strategies Portfolio	Alger Mid Cap Growth Portfolio
Alger Capital Appreciation Portfolio
T Rowe Price	Alger Growth & Income Portfolio
Equity Income Portfolio	Alger Balanced Portfolio
Mid-Cap Growth Portfolio[1]
International Stock Portfolio Limited-Term Bond Portfolio	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Series I Shares
Invesco V.I. Global Health Care Fund
MFS ® Variable Insurance Trust (“VIT”) Initial Class Shares	Invesco V.I. Small Cap Equity Fund
MFS Growth Series (VIT)	Invesco V.I. Managed Volatility Fund
MFS Research Series (VIT)	Invesco V.I. Mid Cap Growth Fund
MFS Investors Trust Series (VIT)	Invesco V.I. Diversified Dividend Fund
MFS ® Variable Insurance Trust II (“VIT II) Initial Class Shares	Invesco V.I. Technology Fund
MFS Core Equity Portfolio (VIT II)	Invesco V.I. Global Real Estate Fund

[1]	Not available for investment in Contracts issued on or after May 1, 2004.
[2]	Not available for investment for Contracts issued on or after June 1, 2007.

This Prospectus contains information that you should know before purchasing a Contract. Additional information about the Contract is contained in a Statement of Additional Information (“SAI”) filed with the Securities and Exchange Commission, (“SEC”) which is incorporated by reference into this Prospectus. You may obtain a free copy of the SAI, which is dated the same date as this Prospectus, by writing us at American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574, or calling us at 1-800-306-2959. NOTE: Effective June 1, 2017, the mailing address will be P. O. Box 1893, Galveston, Texas 77553-1893. The Table of Contents of the SAI appears on the last page of this Prospectus. The SEC maintains an Internet web site (http://www.sec.gov) that contains material incorporated by reference into this Prospectus, SAI, and other information regarding companies that file electronically with the SEC. For more information on the Portfolios, see their prospectuses.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Interests in the Contract are not deposits or obligations of, or guaranteed or endorsed by any bank, nor is the Contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves investment risk, including possible loss of principal.

Please read this Prospectus carefully and keep it for future reference.

Form 4879	Rev 5-17

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GLOSSARY

Accumulation Period. The time between the date Accumulation Units are first purchased by you and the earliest of (1) the Annuity Date; (2) the date the Contract is surrendered; or (3) the date of the Contract Owner’s death.

Accumulation Unit. A unit used by us to calculate a Contract’s value during the Accumulation Period.

Accumulation Value. The sum of (1) the value of your Accumulation Units and (2) value in the Fixed Account.

Annuitant. The person or persons who will receive annuity payments.

Annuity Date. The date annuity payments begin.

Annuity Period. The time during which annuity payments are made.

Annuity Unit. A unit used by us to calculate the dollar amount of variable basis annuity payments.

Company (“American National,” “we,” “our” or “us”). American National Insurance Company.

Contract. The contract described in this Prospectus.

Contract Owner (“I”, “my”, “you” or “your”). Unless changed by notice to us, the Contract Owner is as stated in the application.

Contract Anniversary. An anniversary of the Date of Issue.

Contract Year. A one (1) year period, commencing on either the Date of Issue or a Contract Anniversary.

Date of Issue. The date a Contract is issued.

Enhanced Death Benefit Riders. Optional death benefits available at an additional cost.

Fixed Account. A part of our General Account which will accumulate interest at a fixed rate.

Fund. A registered, open-end management investment company, or “mutual fund,” in which the Separate Account invests.

General Account. All of our assets except those segregated in Separate Accounts.

Home Office. American National Insurance Company Home Office is located at One Moody Plaza, Galveston, Texas 77550-7947.

Non-Qualified Contract. A Contract that does not receive favorable tax treatment under the Internal Revenue Code.

Portfolio. A series of a registered investment company designed to meet specified investment objectives.

Purchase Payment. A payment made to us during the Accumulation Period less any premium tax charges incurred at the time the Purchase Payment is made.

Subaccount. A subdivision of the Separate Account that invests in a corresponding Portfolio of a Fund.

Qualified Contract. A Contract issued in connection with a retirement plan that receives favorable tax treatment under the Internal Revenue Code.

Valuation Date. Each day the New York Stock Exchange (“NYSE”) is open for regular trading. Accumulation Values are calculated on Valuation Dates.

Valuation Period. The period of time over which we determine changes in accumulation unit values. Each valuation period begins at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time on each valuation date) and ends at the close of regular trading of the New York Stock Exchange on the next valuation date.

Variable Annuity. An annuity with payments and value that vary in dollar amount based on performance of the investments you choose.

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SYNOPSIS

What is the purpose of the Contract?

The Contract allows you to accumulate funds, on a tax-deferred basis, that will increase or decline in value based on the performance of investments you choose. You should use the Contract for retirement planning or other long-term goals. The Contract is designed for purchasers seeking tax-deferred accumulation of assets, generally for long-term purposes. The tax-deferred feature is most attractive to people in high federal (and state) tax brackets. You should not invest in this Contract if you are looking for a short-term investment or if you cannot take the risk of losing money that you invest.

There are various fees and charges associated with variable annuities. The tax deferral feature of variable annuities is unnecessary when purchased to fund a qualified plan, since the plan would already provide tax deferral in most cases. You should consider whether the other features and benefits, such as the opportunity for lifetime income benefits, the death benefit, and the guaranteed level of certain charges, make the Contract appropriate for your needs.

What are my investment options?

You can invest your Purchase Payments in one (1) or more of the Subaccounts of the Separate Account, each of which invests exclusively in shares of a corresponding Portfolio.

Each Subaccount and corresponding Portfolio has its own investment objective. Some of the Portfolios have similar investment objectives. (See the “Funds” provision of this Prospectus.) There is no assurance that Portfolios will achieve their investment objectives. Accordingly, you could lose some or all of your Accumulation Value.

You can also invest in our Fixed Account.

How do I purchase a Contract?

You can purchase a Contract by submitting a completed application and the minimum Purchase Payment to our Home Office. You must make at least a $5,000 minimum initial Purchase Payment and any subsequent Purchase Payments must be at least $2,000. However, if you are applying for a Contract as part of a Qualified Plan you may make a minimum initial Purchase Payment of $100, provided you intend to make Purchase Payments of at least $1,200 per year. We may change these amounts.

Without our prior approval, the maximum Purchase Payment under a Contract is $1,000,000. Purchase Payments will not be accepted after you reach age 86.

For a limited time, usually ten (10) days after you receive the Contract, you can return the Contract to our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574 and receive a refund. NOTE: Effective June 1, 2017, the mailing address will be P. O. Box 1893, Galveston, Texas 77553-1893. (See the “Contract Application and Purchase Payments” provision of this Prospectus.)

How do I allocate Purchase Payments?

You can allocate your Purchase Payments among the available Subaccounts and the Fixed Account. You cannot allocate less than 1% of a Purchase Payment to any one (1) investment option. The minimum initial allocation into any Subaccount and into the Fixed Account is $100.

Can I transfer amounts among the investment alternatives?

You can generally make transfers among Subaccounts and to our Fixed Account at any time. Transfers from our Fixed Account before the Annuity Date are limited. Transfers from our Fixed Account after the Annuity Date are not permitted. Before the Annuity Date, any transfer after the first twelve (12) transfers in a Contract Year will be subject to a $10.00 exchange fee. We reserve the right to reject a transfer or impose

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additional transfer restrictions if, in our judgment, a Contract Owner’s transfer or transfer practices adversely affect any underlying Portfolios or other Contract Owners. (See the “Transfers” provision of this Prospectus.)

What is the death benefit under the Contract?

If you or the Annuitant die before the Annuity Date, the death benefit will be equal to the greater of: (i) the amount of the Accumulation Value on the date due proof of death is received at our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574, or (ii) the sum of all Purchase Payments made less any withdrawals made prior to the date of death. NOTE: Effective June 1, 2017, the mailing address will be P. O. Box 1893, Galveston, Texas 77553-1893. The death benefit may be more if you selected an Enhanced Death Benefit Rider. (See “Death Benefit Before Annuity Date” in the “Distributions Under the Contract” section of this Prospectus.)

Can I get my money if I need it?

You can withdraw all or part of your Accumulation Value at any time by sending us a written request before the Annuity Date. Such withdrawal may be subject to a Surrender Charge, an IRS penalty tax and income tax. If your Contract was purchased in connection with a retirement plan, such withdrawal may also be subject to plan restrictions. Withdrawals from a Contract qualified under Section 403(b) of the Internal Revenue Code may be restricted. (See the “Taxation of Qualified Contracts” provision under the section “Federal Tax Matters” of this Prospectus.) If the Accumulation Value is less than $2,000, we will terminate the Contract and pay the surrender value to you. (See the “Surrenders” provision in the “Distributions Under the Contract” section of this Prospectus.) Depending upon the annuity option selected, you may also be able to withdraw any amount remaining during the Annuity Period. (See the “Annuity Options” provision in the “Distributions Under the Contract” section of this Prospectus.)

How can I receive annuity payments?

You can choose from a number of annuity payment options, which include:

•	monthly payments for a number of years;

•	payments for life;

•	payments made jointly.

You can also choose to receive your Annuity Payments on a fixed or variable basis. Variable payments will increase or decrease based on the investment performance of the Portfolios. (See the “Annuity Options” provision in the “Distributions Under the Contract” section of this Prospectus.)

What are the charges and deductions under the Contract?

For the charges and deductions that apply, see the “Fee Tables” immediately following this section and see the “Charges and Deductions” section of this Prospectus.

What are the tax consequences associated with the Contract?

You are generally required to pay taxes on amounts earned in a Non-Qualified Contract only when they are withdrawn. When you take distributions or withdrawals from a Contract, taxable earnings are considered to be paid out first, followed by the investment in the Contract. All or a portion of each annuity payment you receive under a Non-Qualified Contract will be taxable.

Distributions from a Contract are taxed as ordinary income. You may owe a 10% federal income tax penalty for distributions or withdrawals taken before age 59 1⁄2.

You are generally required to pay taxes on all amounts withdrawn from a Qualified Contract because Purchase Payments were made with before-tax dollars. Restrictions and penalties may apply to withdrawals from Qualified Contracts. (See the “Federal Tax Matters” section of this Prospectus.)

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If I have questions, where can I go?

“If you have any questions about the Contract, you can contact your registered representative or write us at American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574, or call us at 1-800-306-2959. If mail is addressed differently, there may be delays in the processing of requested transactions.” NOTE: Effective June 1, 2017, the mailing address will be P. O. Box 1893, Galveston, Texas 77553-1893.

FEE TABLES

Expenses Before the Annuity Date

The following tables summarize the charges we will make before the Annuity Date. The tables also summarize the fees and expenses of the Portfolios. You should consider this information with the information under the section “Charges and Deductions” in this Prospectus.

Contract Owner Transaction Expenses

The first table describes the fees and expenses that you pay at the time you buy the Contract, surrender the Contract, or transfer accumulation value between subaccounts. State premium taxes will be deducted if assessed by a state.

Sales Load as a Percentage of Purchase Payments:     0%

Deferred Sales Load (“Surrender Charge”)

Free Withdrawal Amount

In any Contract Year, you can withdraw the greater of (1) 10% of your Accumulation Value at the time of the withdrawal or (2) your Accumulation Value less total Purchase Payments (the “Free Withdrawal Amount”) with no Surrender Charge. The portion of a withdrawal in excess of the Free Withdrawal Amount is a withdrawal of Purchase Payments and is subject to a Surrender Charge. If you withdraw less than 10% of your Accumulation Value, the Free Withdrawal Amount available under the 10% option for any subsequent withdrawal in that Contract Year will be reduced by the percentage previously withdrawn. (See the “Surrender Charge” provision in the “Charges and Deductions” section in this Prospectus.)

Calculation of Surrender Charges

Surrender Charges vary, depending on the number of complete years elapsed since the Purchase Payment being withdrawn was paid, on a “first-paid, first-withdrawn” basis. The Surrender Charge will be deducted from your Accumulation Value, if sufficient. If your Accumulation Value is not sufficient, your withdrawal will be reduced accordingly. Surrender Charges will be a percentage of each Purchase Payment or portion thereof withdrawn as illustrated in the following table:

Number of Completed Years Since Purchase Payment Made	Surrender Charge as a Percentage of the Purchase Payment Withdrawn or Surrendered
Less than 1	7.0%
1	7.0%
2	6.0%
3	5.0%
4	4.0%
5	3.0%
6	2.0%
7 and thereafter	0.0%

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EXCHANGE FEE	$10

A fee of $10 is charged for transfers among the Subaccounts and Fixed Account after twelve (12) transfers per Contract Year.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

ANNUAL CONTRACT FEE[1]	$35

SEPARATE ACCOUNT ANNUAL EXPENSES2

	Base Policy Only		Base Policy Plus Enhanced Death Benefit
		Min. Guar. Rider	3% Rider	5% Rider
(as percentage of average net assets)
Mortality Risk	0.70%	0.80%	0.90%	1.05%
Expense Risk Fee	0.40%	0.40%	0.40%	0.40%
Administrative Asset Fee	0.10%	0.10%	0.10%	0.10%
Total Separate Account
Annual Expenses	1.20%	1.30%	1.40%	1.55%

[1]	Annual Contract Fee is not charged if all of your Accumulation Value is in Fixed Account or is greater than $50,000 on the last day of a Contract Year.
[2]	These fees do not apply to funds in the Fixed Account.

Annual Portfolio Expenses

The next table shows the minimum and maximum total operating expenses charged by the Portfolio that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

	Minimum	Maximum
Total Expenses[3]	0.35%	1.57%
(before fee waivers or reimbursements)

[3]	Expenses are shown as a percentage of a Portfolio’s average net assets as of December 31, 2016. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios’ expenses in order to keep the expenses below specified limits. In some cases, these expense limitations may be contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.35% and 1.54% respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio including fee reduction and/or expense reimbursement arrangements, if applicable.

Expenses During the Annuity Period

During the Annuity Period, we will charge the Separate Account a mortality risk fee of .70%, an expense risk fee of .45%, and an administrative asset fee of ..10%. The Portfolios corresponding to the Subaccounts in which you have invested will charge the Portfolio annual expenses described above. No other fees or expenses are charged against the Contract during the Annuity Period.

Examples

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other Variable Annuity Contracts. These costs include Contract Owner transaction expenses, Contract Fees, Separate Account annual expenses and Portfolio fees and expenses.

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Example with highest Portfolio expenses:

This example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios for the year ended December 31, 2016. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,028	$957	$783	$406

If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,028	$957	$783	$406

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$363	$372	$381	$406

You should not consider the examples as representative of past or future expenses.

The purpose of the preceding tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Portfolios. The expenses shown above for the Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account’s assets or reductions from Accumulation Value. These expenses are taken into consideration in computing the Portfolio’s net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of a Portfolio. For a more complete description of the management fees of the Funds, see their prospectuses.

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Example with lowest Portfolio expenses:

This example uses the same assumptions as the prior example, except that it assumes the minimum fees and expenses of any of the Portfolios for the year ended December 31, 2016. Your actual expenses will vary depending upon the Portfolios you select. Although your actual costs may be higher, based on these assumptions, your cost would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$863	$813	$647	$248

If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years
$863	$813	$647	$248

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$198	$208	$218	$248

You should not consider the examples as representative of past or future expenses.

The purpose of the preceding tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Portfolios. The expenses shown above for the Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account’s assets or reductions from Accumulation Value. These expenses are taken into consideration in computing the Portfolio’s net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of a Portfolio. For a more complete description of the management fees of the Funds, see their prospectuses.

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ACCUMULATION UNIT VALUES

For Contracts With No Guaranteed Death Benefit Rider

Subaccount	2016	2015	2014
INVESCO V.I. MID CAP GROWTH FUND
Accumulation Unit Value at beginning of period	$13.976	$13.976	$13.092
Accumulation Unit Value at end of period	$13.913	$13.976	$13.976
Number of Accumulation Units outstanding at end of period	1,012	1,120	1,233
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
Accumulation Unit Value at beginning of period	$40.028	$39.691	$35.603
Accumulation Unit Value at end of period	$45.409	$40.028	$39.691
Number of Accumulation Units outstanding at end of period	1,219	898	902
INVESCO V.I. GLOBAL HEALTH CARE FUND
Accumulation Unit Value at beginning of period	$2.393	$2.348	$1.986
Accumulation Unit Value at end of period	$2.094	$2.393	$2.348
Number of Accumulation Units outstanding at end of period	13,097	52,885	22,414
INVESCO V.I. GLOBAL REAL ESTATE FUND
Accumulation Unit Value at beginning of period	$3.206	$3.293	$2.908
Accumulation Unit Value at end of period	$3.232	$3.206	$3.293
Number of Accumulation Units outstanding at end of period	118,298	122,693	147,782
INVESCO V.I. SMALL CAP EQUITY FUND
Accumulation Unit Value at beginning of period	$1.606	$1.721	$1.701
Accumulation Unit Value at end of period	$1.778	$1.606	$1.721
Number of Accumulation Units outstanding at end of period	111,663	125,068	132,128
INVESCO V.I. TECHNOLOGY FUND
Accumulation Unit Value at beginning of period	$0.974	$0.923	$0.841
Accumulation Unit Value at end of period	$0.955	$0.974	$0.923
Number of Accumulation Units outstanding at end of period	124,847	140,437	154,264
INVESCO V.I. MANAGED VOLATILITY FUND
Accumulation Unit Value at beginning of period	$1.602	$1.657	$1.391
Accumulation Unit Value at end of period	$1.751	$1.602	$1.657
Number of Accumulation Units outstanding at end of period	92,564	135,790	145,769

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2013	2012	2011	2010	2009	2008	2007

$9.671	$21.287	$1.025	$0.818	$0.595	$1.160	$1.047
$13.092	$9.671	$21.287	$1.025	$0.818	$0.595	$1.160
1,346	1,581	826	20,520	21,518	22,872	26,662

$27.498	$23.442	$0.564	$0.510	$0.411	$1.026	$1.335
$35.603	$27.498	$23.442	$0.564	$0.510	$0.411	$1.026
1,241	1,396	1,401	48,545	48,768	49,002	52,583

$1.430	$1.197	$1.165	$1.129	$0.888	$1.259	$1.139
$1.986	$1.430	$1.197	$1.165	$1.129	$0.888	$1.259
22,886	19,146	45,490	35,942	31,193	43,043	48,116

$2.865	$2.264	$2.450	$2.110	$1.624	$2.969	$3.181
$2.908	$2.865	$2.264	$2.450	$2.110	$1.624	$2.969
164,048	176,609	205,575	242,983	291,465	273,751	321,097

$1.252	$1.113	$1.135	$0.893	$0.745	$1.098	$1.035
$1.701	$1.252	$1.113	$1.135	$0.893	$0.745	$1.098
171,059	162,117	197,678	192,527	173,726	163,995	189,489

$0.680	$0.618	$0.659	$0.550	$0.354	$0.645	$0.606
$0.841	$0.680	$0.618	$0.659	$0.550	$0.354	$0.645
203,074	202,127	188,629	231,876	309,009	158,145	134,166

$1.271	$1.242	$1.079	$1.028	$0.904	$1.354	$1.136
$1.391	$1.271	$1.242	$1.079	$1.028	$0.904	$1.354
192,221	240,492	259,386	373,980	509,033	570,991	632,820

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ACCUMULATION UNIT VALUES

For Contracts With No Guaranteed Death Benefit Rider

Subaccount	2016	2015	2014
ALGER BALANCED PORTFOLIO
Accumulation Unit Value at beginning of period	$1.407	$1.404	$1.298
Accumulation Unit Value at end of period	$1.509	$1.407	$1.404
Number of Accumulation Units outstanding at end of period	263,982	286,669	317,190
ALGER LARGE CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.261	$1.254	$1.144
Accumulation Unit Value at end of period	$1.235	$1.261	$1.254
Number of Accumulation Units outstanding at end of period	302,620	304,114	312,001
ALGER GROWTH & INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$1.293	$1.295	$1.165
Accumulation Unit Value at end of period	$1.408	$1.293	$1.295
Number of Accumulation Units outstanding at end of period	78,035	93,783	113,347
ALGER CAPITAL APPRECIATION PORTFOLIO
Accumulation Unit Value at beginning of period	$1.786	$1.702	$1.514
Accumulation Unit Value at end of period	$1.774	$1.786	$1.702
Number of Accumulation Units outstanding at end of period	298,112	342,952	420,417
ALGER MID CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.622	$1.668	$1.563
Accumulation Unit Value at end of period	$1.618	$1.622	$1.668
Number of Accumulation Units outstanding at end of period	116,933	116,945	136,287
ALGER SMALL CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.405	$1.471	$1.482
Accumulation Unit Value at end of period	$1.475	$1.405	$1.471
Number of Accumulation Units outstanding at end of period	121,525	130,909	176,539
FEDERATED MANAGED VOLATILITY FUND II
Accumulation Unit Value at beginning of period	$1.423	$1.558	$1.518
Accumulation Unit Value at end of period	$1.514	$1.423	$1.558
Number of Accumulation Units outstanding at end of period	159,498	189,242	174,827

14

2013	2012	2011	2010	2009	2008	2007

$1.140	$1.086	$1.099	$1.008	$0.789	$1.170	$1.054
$1.298	$1.140	$1.086	$1.099	$1.008	$0.789	$1.170
359,330	459,656	660,907	784,438	1,069,239	1,112,868	1,287,028

$0.857	$0.789	$0.802	$0.714	$0.491	$0.923	$0.778
$1.144	$0.857	$0.789	$0.802	$0.714	$0.491	$0.923
337,879	358,117	379,583	377,609	377,935	414,854	349,749

$0.908	$0.818	$0.777	$0.701	$0.534	$0.897	$0.824
$1.165	$0.908	$0.818	$0.777	$0.701	$0.534	$0.897
127,791	125,573	133,124	133,397	130,398	148,817	221,643

$1.134	$0.970	$0.985	$0.874	$0.585	$1.080	$0.818
$1.514	$1.134	$0.970	$0.985	$0.874	$0.585	$1.080
468,216	485,840	504,484	625,965	667,271	954,951	731,831

$1.164	$1.014	$1.119	$0.949	$0.633	$1.538	$1.183
$1.563	$1.164	$1.014	$1.119	$0.949	$0.633	$1.538
294,673	290,568	353,563	496,881	671,075	690,014	561,646

$1.117	$1.005	$1.051	$0.849	$0.590	$1.119	$0.966
$1.482	$1.117	$1.005	$1.051	$0.849	$0.590	$1.119
238,605	259,982	342,195	471,322	545,072	653,078	624,054

$1.262	$1.125	$1.086	$0.981	$0.774	$0.984	$0.957
$1.518	$1.262	$1.125	$1.086	$0.981	$0.774	$0.984
223,277	309,687	330,950	316,890	50,209	61,449	77,154

15

ACCUMULATION UNIT VALUES

For Contracts With No Guaranteed Death Benefit Rider

Subaccount	2016	2015	2014
FEDERATED HIGH INCOME BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$2.097	$2.179	$2.147
Accumulation Unit Value at end of period	$2.379	$2.097	$2.179
Number of Accumulation Units outstanding at end of period	242,846	242,936	298,047
FEDERATED KAUFMANN FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$2.186	$2.080	$1.918
Accumulation Unit Value at end of period	$2.239	$2.186	$2.080
Number of Accumulation Units outstanding at end of period	30,927	31,129	49,171
FEDERATED QUALITY BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.393	$1.413	$1.378
Accumulation Unit Value at end of period	$1.429	$1.393	$1.413
Number of Accumulation Units outstanding at end of period	82,539	81,221	101,293
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Accumulation Unit Value at beginning of period	$1.275	$1.284	$1.242
Accumulation Unit Value at end of period	$1.280	$1.275	$1.284
Number of Accumulation Units outstanding at end of period	59,938	269,238	87,192
FIDELITY VIP CONTRAFUND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$2.144	$2.161	$1.959
Accumulation Unit Value at end of period	$2.283	$2.144	$2.161
Number of Accumulation Units outstanding at end of period	761,013	805,716	940,314
FIDELITY VIP EQUITY-INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.575	$1.664	$1.553
Accumulation Unit Value at end of period	$1.831	$1.575	$1.664
Number of Accumulation Units outstanding at end of period	385,488	416,179	445,630
FIDELITY VIP GROWTH & INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.806	$1.875	$1.722
Accumulation Unit Value at end of period	$2.066	$1.806	$1.875
Number of Accumulation Units outstanding at end of period	120,013	132,204	161,986
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.150	$1.451	$1.312
Accumulation Unit Value at end of period	$1.493	$1.150	$1.451
Number of Accumulation Units outstanding at end of period	191,254	272,694	370,812

16

2013	2012	2011	2010	2009	2008	2007

$2.031	$1.792	$1.725	$1.522	$1.007	$1.378	$0.998
$2.147	$2.031	$1.792	$1.725	$1.522	$1.007	$1.378
315,655	463,112	552,477	617,819	751,026	642,225	638,630

$1.386	$1.196	$1.396	$1.188	$0.936	$1.627	$1.360
$1.918	$1.386	$1.196	$1.396	$1.188	$0.936	$1.627
53,748	64,990	107,505	129,284	79,558	56,637	58,681

$1.381	$1.273	$1.260	$1.175	$0.988	$1.078	$1.036
$1.378	$1.381	$1.273	$1.260	$1.175	$0.988	$1.078
134,473	134,693	142,997	139,494	163,938	217,706	201,429

$1.283	$1.261	$1.207	$1.161	$1.117	$1.084	$1.033
$1.242	$1.283	$1.261	$1.207	$1.161	$1.117	$1.084
260,035	268,957	247,984	271,889	157,011	119,190	52,154

$1.514	$1.319	$1.374	$1.189	$0.888	$1.569	$1.353
$1.959	$1.514	$1.319	$1.374	$1.189	$0.888	$1.569
1,273,501	1,462,611	1,662,256	1,841,464	2,186,187	2,359,975	2,225,007

$1.229	$1.063	$1.069	$0.941	$0.733	$1.298	$1.297
$1.553	$1.229	$1.063	$1.069	$0.941	$0.733	$1.298
476,468	534,931	693,601	374,113	368,479	350,682	308,624

$1.308	$1.119	$1.118	$0.987	$0.787	$1.371	$1.240
$1.722	$1.308	$1.119	$1.118	$0.987	$0.787	$1.371
169,301	157,918	164,285	175,523	190,198	179,412	146,446

$0.965	$0.819	$0.813	$0.666	$0.463	$1.045	$0.861
$1.312	$0.965	$0.819	$0.813	$0.666	$0.463	$1.045
389,414	362,880	392,400	374,706	395,933	306,686	423,299

17

ACCUMULATION UNIT VALUES

For Contracts With No Guaranteed Death Benefit Rider

Subaccount	2016	2015	2014
FIDELITY VIP INDEX 500 PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.517	$1.519	$1.357
Accumulation Unit Value at end of period	$1.672	$1.517	$1.519
Number of Accumulation Units outstanding at end of period	613,497	617,281	740,964
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.343	$1.371	$1.314
Accumulation Unit Value at end of period	$1.387	$1.343	$1.371
Number of Accumulation Units outstanding at end of period	151,439	164,325	185,163
FIDELITY VIP MID CAP PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$3.262	$3.357	$3.204
Accumulation Unit Value at end of period	$3.608	$3.262	$3.357
Number of Accumulation Units outstanding at end of period	531,104	596,077	624,503
FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.934	$0.945	$0.956
Accumulation Unit Value at end of period	$0.923	$0.934	$0.945
Number of Accumulation Units outstanding at end of period	539,224	493,378	521,326
FIDELITY VIP VALUE PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.726	$1.764	$1.607
Accumulation Unit Value at end of period	$1.905	$1.726	$1.764
Number of Accumulation Units outstanding at end of period	106,534	105,650	87,477
FIDELITY VIP VALUE STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.907	$1.994	$1.895
Accumulation Unit Value at end of period	$2.059	$1.907	$1.994
Number of Accumulation Units outstanding at end of period	80,108	90,048	134,723
MFS CORE EQUITY PORTFOLIO
Accumulation Unit Value at beginning of period	$23.135	$1.228	$1.117
Accumulation Unit Value at end of period	$25.460	$23.135	$1.228
Number of Accumulation Units outstanding at end of period	710	712	13,649

18

2013	2012	2011	2010	2009	2008	2007

$1.041	$0.911	$0.906	$0.799	$0.640	$1.031	$0.992
$1.357	$1.041	$0.911	$0.906	$0.799	$0.640	$1.031
928,393	1,162,435	1,343,242	1,716,289	2,094,174	2,137,982	2,205,481

$1.358	$1.301	$1.231	$1.158	$1.014	$1.064	$1.035
$1.314	$1.358	$1.301	$1.231	$1.158	$1.014	$1.064
375,593	392,972	396,352	597,106	229,243	209,173	231,999

$2.386	$2.108	$2.394	$1.884	$1.364	$2.287	$2.007
$3.204	$2.386	$2.108	$2.394	$1.884	$1.364	$2.287
750,604	795,051	1,062,672	1,506,893	1,468,224	1,509,570	1,510,292

$0.968	$0.979	$0.991	$—	$—	$—	$—
$0.956	$0.968	$0.979	$0.991	$—	$—	$—
718,016	1,325,743	2,263,622	2,675,796	—	—	—

$1.230	$1.033	$1.074	$0.925	$0.659	$1.249	$1.241
$1.607	$1.230	$1.033	$1.074	$0.925	$0.659	$1.249
98,713	119,141	152,608	165,567	125,353	131,306	132,071

$1.473	$1.173	$1.305	$1.044	$0.673	$1.399	$1.343
$1.895	$1.473	$1.173	$1.305	$1.044	$0.673	$1.399
113,441	162,046	224,437	377,799	267,722	280,949	341,099

$0.840	$0.732	$0.748	$0.646	$0.494	$0.821	$0.748
$1.117	$0.840	$0.732	$0.748	$0.646	$0.494	$0.821
16,454	16,570	18,462	35,711	53,945	62,906	76,213

19

ACCUMULATION UNIT VALUES

For Contracts With No Guaranteed Death Benefit Rider

Subaccount	2016	2015	2014
MFS GROWTH SERIES
Accumulation Unit Value at beginning of period	$1.208	$1.137	$1.056
Accumulation Unit Value at end of period	$1.223	$1.208	$1.137
Number of Accumulation Units outstanding at end of period	159,455	155,125	147,395
MFS INVESTORS TRUST SERIES
Accumulation Unit Value at beginning of period	$1.635	$1.652	$1.506
Accumulation Unit Value at end of period	$1.755	$1.635	$1.652
Number of Accumulation Units outstanding at end of period	10,047	10,330	10,636
MFS RESEARCH SERIES
Accumulation Unit Value at beginning of period	$1.430	$1.436	$1.319
Accumulation Unit Value at end of period	$1.537	$1.430	$1.436
Number of Accumulation Units outstanding at end of period	4,511	4,520	4,554
T. ROWE PRICE EQUITY INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$2.019	$2,194	$2.068
Accumulation Unit Value at end of period	$2.377	$2.019	$2.194
Number of Accumulation Units outstanding at end of period	638,652	723,606	757,915
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Accumulation Unit Value at beginning of period	$1.088	$1.111	$1.139
Accumulation Unit Value at end of period	$1.098	$1.088	$1.111
Number of Accumulation Units outstanding at end of period	544,317	591,953	841,648
T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Accumulation Unit Value at beginning of period	$1.381	$1.393	$1.401
Accumulation Unit Value at end of period	$1.383	$1.381	$1.393
Number of Accumulation Units outstanding at end of period	210,891	234,821	268,597
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$3.208	$3.046	$2.726
Accumulation Unit Value at end of period	$3.368	$3.208	$3.046
Number of Accumulation Units outstanding at end of period	5,777	5,792	6,346

20

2013	2012	2011	2010	2009	2008	2007

$0.781	$0.673	$0.684	$0.600	$0.441	$0.713	$0.596
$1.056	$0.781	$0.673	$0.684	$0.600	$0.441	$0.713
138,913	153,823	159,013	167,490	231,869	285,284	263,367

$1.154	$0.980	$1.014	$0.926	$0.737	$1.114	$1.022
$1.506	$1.154	$0.980	$1.014	$0.926	$0.737	$1.114
10,925	11,195	92,892	238,923	243,147	268,793	395,301

$1.009	$0.871	$0.885	$0.750	$0.599	$0.949	$0.849
$1.319	$1.009	$0.871	$0.885	$0.750	$0.599	$0.949
4,598	6,046	6,200	8,262	8,150	14,343	18,335

$1.613	$1.394	$1.421	$1.250	$1.007	$1.596	$1.564
$2.068	$1.613	$1.394	$1.421	$1.250	$1.007	$1.596
882,293	993,332	1,280,251	1,391,678	1,776,669	1,852,222	1,852,085

$1.010	$0.863	$1.002	$0.886	$0.589	$1.161	$1.040
$1.139	$1.010	$0.863	$1.002	$0.886	$0.589	$1.161
892,692	994,302	1,185,862	1,426,368	1,230,882	1,383,770	1,224,019

$1.416	$1.398	$1.393	$1.368	$1.277	$1.273	$1.222
$1.401	$1.416	$1.398	$1.393	$1.368	$1.277	$1.273
238,313	268,235	400,545	487,305	562,706	543,725	604,346

$2.018	$1.793	$1.838	$1.458	$1.009	$1.695	$1.460
$2.726	$2.018	$1.793	$1.838	$1.458	$1.009	$1.695
11,328	11,160	58,974	137,161	166,341	174,931	223,923

21

ACCUMULATION UNIT VALUES

For Contracts With 3% Guaranteed Death Benefit Rider

Subaccount	2016	2015	2014
INVESCO V.I. MID CAP GROWTH FUND
Accumulation Unit Value at beginning of period	$13.871	$13.899	$13.047
Accumulation Unit Value at end of period	$13.782	$13.871	$13.899
Number of Accumulation Units outstanding at end of period	—	—	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
Accumulation Unit Value at beginning of period	$39.756	$39.500	$35.503
Accumulation Unit Value at end of period	$45.011	$39.756	$39.500
Number of Accumulation Units outstanding at end of period	—	—	—
INVESCO V.I. GLOBAL HEALTH CARE FUND
Accumulation Unit Value at beginning of period	$2.323	$2.284	$1.935
Accumulation Unit Value at end of period	$2.028	$2.323	$2.284
Number of Accumulation Units outstanding at end of period	—	—	—
INVESCO V.I. GLOBAL REAL ESTATE FUND
Accumulation Unit Value at beginning of period	$3.112	$3.203	$2.834
Accumulation Unit Value at end of period	$3.132	$3.112	$3.203
Number of Accumulation Units outstanding at end of period	—	—	—
INVESCO V.I. SMALL CAP EQUITY FUND
Accumulation Unit Value at beginning of period	$1.559	$1.673	$1.658
Accumulation Unit Value at end of period	$1.723	$1.559	$1.673
Number of Accumulation Units outstanding at end of period	—	—	—
INVESCO V.I. TECHNOLOGY FUND
Accumulation Unit Value at beginning of period	$0.945	$0.897	$0.819
Accumulation Unit Value at end of period	$0.925	$0.945	$0.897
Number of Accumulation Units outstanding at end of period	—	—	—
INVESCO V.I. MANAGED VOLATILITY FUND
Accumulation Unit Value at beginning of period	$1.555	$1.612	$1.356
Accumulation Unit Value at end of period	$1.697	$1.555	$1.612
Number of Accumulation Units outstanding at end of period	—	—	—

22

2013	2012	2011	2010	2009	2008	2007

$9.656	$21.211	$1.005	$0.823	$0.586	$1.145	$1.035
$13.047	$9.656	$21.211	$1.005	$0.823	$0.586	$1.145
—	—	—	—	—	—	—

$27.476	$23.470	$0.553	$0.508	$0.405	$1.012	$1.319
$35.503	$27.476	$—	$0.553	$0.508	$0.405	$1.012
—	—	—	—	—	—	—

$1.396	$1.171	$1.143	$1.101	$0.874	$1.242	$1.126
$1.935	$1.396	$1.171	$1.143	$1.101	$0.874	$1.242
—	—	—	—	—	—	—

$2.798	$2.215	$2.403	$2.073	$1.599	$2.929	$3.145
$2.834	$2.798	$2.215	$2.403	$2.073	$1.599	$2.929
—	—	—	—	—	—	—

$1.223	$1.089	$1.112	$0.878	$0.734	$1.083	$1.023
$1.658	$1.223	$1.089	$1.112	$0.878	$0.734	$1.083
—	—	—	—	—	—	—

$0.664	$0.605	$0.646	$0.540	$0.348	$0.636	$0.599
$0.819	$0.664	$0.605	$0.646	$0.540	$0.348	$0.636
—	—	—	—	—	—	—

$1.241	$1.215	$1.058	$1.001	$0.891	$1.335	$1.123
$1.356	$1.241	$1.215	$1.058	$1.001	$0.891	$1.335
—	—	—	—	—	—	—

23

ACCUMULATION UNIT VALUES

For Contracts With 3% Guaranteed Death Benefit Rider

Subaccount	2016	2015	2014
ALGER BALANCED PORTFOLIO
Accumulation Unit Value at beginning of period	$1.363	$1.363	$1.263
Accumulation Unit Value at end of period	$1.459	$1.363	$1.363
Number of Accumulation Units outstanding at end of period	—	—	—
ALGER LARGE CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.221	$1.218	$1.113
Accumulation Unit Value at end of period	$1.194	$1.221	$1.218
Number of Accumulation Units outstanding at end of period	—	—	—
ALGER GROWTH & INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$1.252	$1.258	$1.134
Accumulation Unit Value at end of period	$1.361	$1.252	$1.258
Number of Accumulation Units outstanding at end of period	1,247	1,253	1,258
ALGER CAPITAL APPRECIATION PORTFOLIO
Accumulation Unit Value at beginning of period	$1.730	$1.653	$1.473
Accumulation Unit Value at end of period	$1.715	$1.730	$1.653
Number of Accumulation Units outstanding at end of period	1,540	1,547	1,554
ALGER MID CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.572	$1.619	$1.520
Accumulation Unit Value at end of period	$1.565	$1.572	$1.619
Number of Accumulation Units outstanding at end of period	—	—	—
ALGER SMALL CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.361	$1.428	$1.442
Accumulation Unit Value at end of period	$1.426	$1.361	$1.428
Number of Accumulation Units outstanding at end of period	—	—	—
FEDERATED MANAGED VOLATILITY FUND II
Accumulation Unit Value at beginning of period	$1.379	$1.513	$1.476
Accumulation Unit Value at end of period	$1.464	$1.379	$1.513
Number of Accumulation Units outstanding at end of period	—	—	—
FEDERATED HIGH INCOME BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$2.032	$2.115	$2.089
Accumulation Unit Value at end of period	$2.301	$2.032	$2.115
Number of Accumulation Units outstanding at end of period	—	—	—

24

2013	2012	2011	2010	2009	2008	2007

$1.111	$1.060	$1.075	$0.988	$0.775	$1.152	$1.040
$1.263	$1.111	$1.060	$1.075	$0.988	$0.775	$1.152
—	—	—	336	343	353	360

$0.835	$0.771	$0.785	$0.702	$0.482	$0.908	$0.768
$1.113	$0.835	$0.771	$0.785	$0.702	$0.482	$0.908
—	—	—	—	—	—	—

$0.885	$0.799	$0.760	$0.770	$0.527	$0.883	$0.813
$1.134	$0.885	$0.799	$0.760	$0.770	$0.527	$0.883
1,264	1,272	1,280	1,288	1,298	1,313	1,322

$1.105	$0.947	$0.964	$0.953	$0.575	$1.063	$0.807
$1.473	$1.105	$0.947	$0.964	$0.953	$0.575	$1.063
1,561	1,570	1,580	2,075	2,098	2,131	2,153

$1.135	$0.990	$1.095	$0.930	$0.621	$1.514	$1.167
$1.520	$1.135	$0.990	$1.095	$0.930	$0.621	$1.514
27	37	49	60	72	85	99

$1.089	$0.982	$1.028	$0.832	$0.580	$1.101	$0.953
$1.442	$1.089	$0.982	$1.028	$0.832	$0.580	$1.101
—	—	—	—	—	—	—

$1.203	$1.098	$1.063	$0.962	$0.760	$0.968	$0.944
$1.476	$1.203	$1.098	$1.063	$0.962	$0.760	$0.968
—	—	—	—	—	—	—

$1.980	$1.751	$1.688	$1.492	$0.990	$1.356	$1.330
$2.089	$1.980	$1.751	$1.688	$1.492	$0.990	$1.356
—	—	—	—	—	—	—

25

ACCUMULATION UNIT VALUES

For Contracts With 3% Guaranteed Death Benefit Rider

Subaccount	2016	2015	2014
FEDERATED KAUFMANN FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$2.140	$2.040	$1.885
Accumulation Unit Value at end of period	$2.187	$2.140	$2.040
Number of Accumulation Units outstanding at end of period	—	—	—
FEDERATED QUALITY BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.364	$1.386	$1.354
Accumulation Unit Value at end of period	$1.396	$1.364	$1.386
Number of Accumulation Units outstanding at end of period	—	—	—
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Accumulation Unit Value at beginning of period	$1.248	$1.259	$1.221
Accumulation Unit Value at end of period	$1.251	$1.248	$1.259
Number of Accumulation Units outstanding at end of period	—	—	—
FIDELITY VIP CONTRAFUND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$2.078	$2.098	$1.906
Accumulation Unit Value at end of period	$2.207	$2.078	$2.098
Number of Accumulation Units outstanding at end of period	190	191	192
FIDELITY VIP EQUITY-INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.541	$1.632	$1.526
Accumulation Unit Value at end of period	$1.789	$1.541	$1.632
Number of Accumulation Units outstanding at end of period	—	—	—
FIDELITY VIP GROWTH & INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.768	$1.839	$1.692
Accumulation Unit Value at end of period	$2.019	$1.768	$1.839
Number of Accumulation Units outstanding at end of period	—	—	—
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.463	$1.408	$1.276
Accumulation Unit Value at end of period	$1.444	$1.463	$1.408
Number of Accumulation Units outstanding at end of period	—	—	—

26

2013	2012	2011	2010	2009	2008	2007

$1.365	$1.180	$1.380	$1.186	$0.929	$1.618	$1.356
$1.885	$1.365	$1.180	$1.380	$1.186	$0.929	$1.618
—	—	—	—	—	—	—

$1.359	$1.257	$1.246	$1.164	$0.980	$1.073	$1.032
$1.354	$1.359	$1.257	$1.246	$1.164	$0.980	$1.073
—	—	—	—	—	—	—

$1.264	$1.245	$1.193	$1.151	$1.109	$1.079	$1.029
$1.221	$1.264	$1.245	$1.193	$1.151	$1.109	$1.079
—	—	—	—	—	—	—

$1.476	$1.289	$1.344	$0.973	$0.873	$1.544	$1.335
$1.906	$1.476	$1.289	$1.344	$0.973	$0.873	$1.544
192	194	195	196	2,055	2,061	2,065

$1.210	$1.049	$1.057	$0.932	$0.728	$1.291	$1.293
$1.526	$1.210	$1.049	$1.057	$0.932	$0.728	$1.291
—	—	—	—	—	—	10,609

$1.288	$1.105	$1.105	$0.978	$0.781	$1.363	$1.236
$1.692	$1.288	$1.105	$1.105	$0.978	$0.781	$1.363
—	—	—	—	—	—	10,052

$0.941	$0.800	$0.795	$0.653	$0.455	$1.029	$0.849
$1.276	$0.941	$0.800	$0.795	$0.653	$0.455	$1.029
—	—	—	—	—	—	—

27

ACCUMULATION UNIT VALUES

For Contracts With 3% Guaranteed Death Benefit Rider

Subaccount	2016	2015	2014
FIDELITY VIP INDEX 500 PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.469	$1.474	$1.320
Accumulation Unit Value at end of period	$1.617	$1.469	$1.474
Number of Accumulation Units outstanding at end of period	—	—	—
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.315	$1.345	$1.291
Accumulation Unit Value at end of period	$1.355	$1.315	$1.345
Number of Accumulation Units outstanding at end of period	—	—	—
FIDELITY VIP MID CAP PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$3.167	$3.265	$3.123
Accumulation Unit Value at end of period	$3.495	$3.167	$3.265
Number of Accumulation Units outstanding at end of period	1,050	1,055	1,059
FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.932	$0.936	$0.949
Accumulation Unit Value at end of period	$0.910	$0.932	$0.936
Number of Accumulation Units outstanding at end of period	—	—	—
FIDELITY VIP VALUE PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.689	$1.730	$1.579
Accumulation Unit Value at end of period	$1.861	$1.689	$1.730
Number of Accumulation Units outstanding at end of period	—	—	—
FIDELITY VIP VALUE STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.867	$1.956	$1.862
Accumulation Unit Value at end of period	$2.012	$1.867	$1.956
Number of Accumulation Units outstanding at end of period	—	—	—
MFS CORE EQUITY PORTFOLIO
Accumulation Unit Value at beginning of period	$23.099	$1.192	$1.087
Accumulation Unit Value at end of period	$25.369	$23.099	$1.192
Number of Accumulation Units outstanding at end of period	—	—	—

28

2013	2012	2011	2010	2009	2008	2007

$1.014	$0.890	$0.886	$0.795	$0.629	$1.015	$0.979
$1.320	$1.104	$0.890	$0.886	$0.795	$0.629	$1.015
—	—	—	382	390	401	409

$1.337	$1.284	$1.217	$1.147	$1.008	$1.058	$1.031
$1.291	$1.337	$1.284	$1.217	$1.147	$1.008	$1.058
—	6,525	6,536	6,546	—	—	12,317

$2.331	$2.063	$2.347	$1.800	$1.343	$2.256	$1.983
$3.123	$2.331	$2.063	$2.347	$1.800	$1.343	$2.256
1,064	4,208	4,235	4,530	4,564	4,536	4,554

$0.962	$0.976	$0.989	$—	$—	$—	$—
$0.949	$0.962	$0.976	$0.989	$—	$—	$—
54	6,574	6,633	6,693	—	—	—

$1.211	$1.019	$1.062	$0.916	$0.654	$1.242	$1.237
$1.579	$1.211	$1.019	$1.062	$0.916	$0.654	$1.242
—	—	—	—	—	—	—

$1.451	$1.158	$1.291	$1.036	$0.669	$1.392	$1.339
$1.862	$1.451	$1.158	$1.291	$1.036	$0.669	$1.392
—	—	—	—	—	—	—

$0.819	$0.714	$0.732	$0.633	$0.485	$0.808	$0.737
$1.087	$0.819	$0.714	$0.732	$0.633	$0.485	$0.808
—	—	—	—	—	—	—

29

ACCUMULATION UNIT VALUES

For Contracts With 3% Guaranteed Death Benefit Rider

Subaccount	2016	2015	2014
MFS GROWTH SERIES
Accumulation Unit Value at beginning of period	$1.171	$1.104	$1.027
Accumulation Unit Value at end of period	$1.183	$1.171	$1.104
Number of Accumulation Units outstanding at end of period	—	—	—
MFS INVESTORS TRUST SERIES
Accumulation Unit Value at beginning of period	$1.585	$1.603	$1.465
Accumulation Unit Value at end of period	$1.697	$1.585	$1.603
Number of Accumulation Units outstanding at end of period	—	—	—
MFS RESEARCH SERIES
Accumulation Unit Value at beginning of period	$1.386	$1.394	$1.283
Accumulation Unit Value at end of period	$1.486	$1.386	$1.394
Number of Accumulation Units outstanding at end of period	—	—	—
T. ROWE PRICE EQUITY INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$1.956	$2.130	$2.011
Accumulation Unit Value at end of period	$2.299	$1.956	$2.130
Number of Accumulation Units outstanding at end of period	—	—	—
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Accumulation Unit Value at beginning of period	$1.054	$1.078	$1.107
Accumulation Unit Value at end of period	$1.061	$1.054	$1.078
Number of Accumulation Units outstanding at end of period	—	—	—
T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Accumulation Unit Value at beginning of period	$1.338	$1.352	$1.362
Accumulation Unit Value at end of period	$1.337	$1.338	$1.352
Number of Accumulation Units outstanding at end of period	—	—	—
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$3.108	$2.958	$2.651
Accumulation Unit Value at end of period	$3.256	$3.108	$2.958
Number of Accumulation Units outstanding at end of period	—	—	—

30

2013	2012	2011	2010	2009	2008	2007

$0.761	$0.658	$0.669	$0.588	$0.433	$0.702	$0.588
$1.027	$0.761	$0.658	$0.669	$0.588	$0.433	$0.702
—	—	—	—	—	—	—

$1.125	$0.957	$0.992	$0.906	$0.724	$1.097	$1.009
$1.465	$1.125	$0.957	$0.992	$0.906	$0.724	$1.097
—	—	—	—	—	—	—

$0.983	$0.850	$0.866	$0.758	$0.589	$0.934	$0.837
$1.283	$0.983	$0.850	$0.866	$0.758	$0.589	$0.934
—	—	—	—	—	—	—

$1.572	$1.361	$1.390	$1.240	$0.990	$1.571	$1.543
$2.011	$1.572	$1.361	$1.390	$1.240	$0.990	$1.571
—	—	—	—	6,451	6,479	15,164

$0.985	$0.843	$0.981	$0.870	$0.578	$1.143	$1.026
$1.107	$0.985	$0.843	$0.981	$0.870	$0.578	$1.143
—	—	—	—	—	—	—

$1.380	$1.366	$1.363	$1.341	$1.255	$1.253	$1.205
$1.362	$1.380	$1.366	$1.363	$1.341	$1.255	$1.253
—	—	—	—	—	—	—

$1.967	$1.752	$1.799	$0.932	$0.991	$1.669	$1.440
$2.651	$1.967	$1.752	$1.799	$0.932	$0.991	$1.669
—	—	—	—	—	—	—

31

ACCUMULATION UNIT VALUES

For Contracts With 5% Guaranteed Death Benefit Rider

Subaccount	2016	2015	2014
INVESCO V.I. MID CAP GROWTH FUND
Accumulation Unit Value at beginning of period	$13.794	$13.842	$13.013
Accumulation Unit Value at end of period	$13.684	$13.794	$13.842
Number of Accumulation Units outstanding at end of period	—	—	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
Accumulation Unit Value at beginning of period	$39.473	$39.278	$35.356
Accumulation Unit Value at end of period	$44.624	$39.473	$39.278
Number of Accumulation Units outstanding at end of period	1,017	959	898
INVESCO V.I. GLOBAL HEALTH CARE FUND
Accumulation Unit Value at beginning of period	$2.272	$2.237	$1.899
Accumulation Unit Value at end of period	$1.981	$2.272	$2.237
Number of Accumulation Units outstanding at end of period	12,247	11,939	12,501
INVESCO V.I. GLOBAL REAL ESTATE FUND
Accumulation Unit Value at beginning of period	$3.044	$3.138	$2.781
Accumulation Unit Value at end of period	$3.058	$3.044	$3.138
Number of Accumulation Units outstanding at end of period	15,605	17,571	17,646
INVESCO V.I. SMALL CAP EQUITY FUND
Accumulation Unit Value at beginning of period	$1.525	$1.639	$1.627
Accumulation Unit Value at end of period	$1.683	$1.525	$1.639
Number of Accumulation Units outstanding at end of period	—	—	—
INVESCO V.I. TECHNOLOGY FUND
Accumulation Unit Value at beginning of period	$0.925	$0.879	$0.804
Accumulation Unit Value at end of period	$0.903	$0.925	$0.879
Number of Accumulation Units outstanding at end of period	9,898	9,265	9,802
INVESCO V.I. MANAGED VOLATILITY FUND
Accumulation Unit Value at beginning of period	$1.521	$1.579	$1.330
Accumulation Unit Value at end of period	$1.657	$1.521	$1.579
Number of Accumulation Units outstanding at end of period	20,168	20,351	19,851

32

2013	2012	2011	2010	2009	2008	2007

$9.645	$21.187	$0.991	$0.857	$0.579	$1.133	$1.026
$13.013	$9.645	$21.187	$0.991	$0.857	$0.579	$1.133
—	—	286	6,763	7,032	8,328	7,493

$27.403	$23.444	$0.545	$0.502	$0.340	$1.002	$1.308
$35.356	$27.403	$23.444	$0.545	$0.502	$0.340	$1.002
833	757	664	25,179	—	—	—

$1.372	$1.153	$1.126	$1.083	$0.864	$1.230	$1.117
$1.899	$1.372	$1.153	$1.126	$1.083	$0.864	$1.230
22,020	22,933	18,531	18,494	11,815	11,824	11,824

$2.749	$2.180	$2.368	$2.026	$1.580	$2.899	$3.118
$2.781	$2.749	$2.180	$2.368	$2.026	$1.580	$2.899
25,040	23,341	27,590	37,879	37,741	38,371	37,227

$1.202	$1.072	$1.096	$0.866	$0.725	$1.073	$1.015
$1.627	$1.202	$1.072	$1.096	$0.866	$0.725	$1.073
—	—	—	—	—	—	—

$0.652	$0.596	$0.637	$0.936	$0.344	$0.630	$0.594
$0.804	$0.652	$0.596	$0.637	$0.936	$0.344	$0.630
9,993	10,094	1,063	1,066	1,068	—	—

$1.220	$1.196	$1.043	$1.000	$0.880	$1.322	$1.113
$1.330	$1.220	$1.196	$1.043	$1.000	$0.880	$1.322
19,129	20,986	17,082	17,570	81,322	79,297	64,791

33

ACCUMULATION UNIT VALUES

For Contracts With 5% Guaranteed Death Benefit Rider

Subaccount	2016	2015	2014
ALGER BALANCED PORTFOLIO
Accumulation Unit Value at beginning of period	$1.332	$1.333	$1.237
Accumulation Unit Value at end of period	$1.423	$1.332	$1.333
Number of Accumulation Units outstanding at end of period	14,618	15,269	16,547
ALGER LARGE CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.193	$1.191	$1.090
Accumulation Unit Value at end of period	$1.165	$1.193	$1.191
Number of Accumulation Units outstanding at end of period	10,560	47,273	47,282
ALGER GROWTH & INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$1.223	$1.230	$1.111
Accumulation Unit Value at end of period	$1.328	$1.223	$1.230
Number of Accumulation Units outstanding at end of period	5,830	7,676	8,485
ALGER CAPITAL APPRECIATION PORTFOLIO
Accumulation Unit Value at beginning of period	$1.690	$1.617	$1.443
Accumulation Unit Value at end of period	$1.673	$1.690	$1.617
Number of Accumulation Units outstanding at end of period	43,114	41,946	43,941
ALGER MID CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.535	$1.584	$1.489
Accumulation Unit Value at end of period	$1.526	$1.535	$1.584
Number of Accumulation Units outstanding at end of period	13,425	13,425	13,425
ALGER SMALL CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.330	$1.397	$1.413
Accumulation Unit Value at end of period	$1.391	$1.330	$1.397
Number of Accumulation Units outstanding at end of period	10,572	14,427	14,323
FEDERATED MANAGED VOLATILITY FUND II
Accumulation Unit Value at beginning of period	$1.347	$1.480	$1.446
Accumulation Unit Value at end of period	$1.428	$1.347	$1.480
Number of Accumulation Units outstanding at end of period	6,168	6,174	6,179

34

2013	2012	2011	2010	2009	2008	2007

$1.090	$1.042	$1.058	$0.974	$0.765	$1.139	$1.030
$1.237	$1.090	$1.042	$1.058	$0.974	$0.765	$1.139
17,217	17,864	17,938	18,107	11,253	11,276	15,599

$0.820	$0.758	$0.772	$0.692	$0.476	$0.898	$0.760
$1.090	$0.820	$0.758	$0.772	$0.692	$0.476	$0.898
132,178	159,513	219,783	240,934	275,520	309,155	320,903

$0.868	$0.785	$0.748	$0.677	$0.520	$0.873	$0.805
$1.111	$0.868	$0.785	$0.748	$0.677	$0.520	$0.873
123,930	123,961	123,944	132,202	132,263	132,342	132,341

$1.084	$0.931	$0.948	$0.854	$0.568	$1.051	$0.799
$1.443	$1.084	$0.931	$0.948	$0.854	$0.568	$1.051
46,744	49,612	50,718	52,105	41,362	43,364	43,617

$1.114	$0.973	$1.078	$0.917	$0.614	$1.497	$1.156
$1.489	$1.114	$0.973	$1.078	$0.917	$0.614	$1.497
142,048	146,900	205,704	203,579	204,943	195,644	171,772

$1.068	$0.965	$1.012	$0.820	$0.573	$1.089	$0.943
$1.413	$1.068	$0.965	$1.012	$0.820	$0.573	$1.089
93,987	97,871	186,313	185,948	154,085	155,183	140,024

$1.207	$1.079	$1.046	$0.923	$0.751	$0.957	$0.935
$1.446	$1.207	$1.079	$1.046	$0.923	$0.751	$0.957
6,185	6,191	30,203	52,026	25,577	27,426	13,570

35

ACCUMULATION UNIT VALUES

For Contracts With 5% Guaranteed Death Benefit Rider

Subaccount	2016	2015	2014
FEDERATED HIGH INCOME BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.985	$2.069	$2.046
Accumulation Unit Value at end of period	$2.244	$1.985	$2.069
Number of Accumulation Units outstanding at end of period	10,362	18,937	23,558
FEDERATED KAUFMANN FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$2.106	$2.011	$1.861
Accumulation Unit Value at end of period	$2.149	$2.106	$2.011
Number of Accumulation Units outstanding at end of period	—	13,725	14,866
FEDERATED QUALITY BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.342	$1.366	$1.337
Accumulation Unit Value at end of period	$1.372	$1.342	$1.366
Number of Accumulation Units outstanding at end of period	14,373	14,373	14,373
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Accumulation Unit Value at beginning of period	$1.228	$1.241	$1.205
Accumulation Unit Value at end of period	$1.229	$1.228	$1.241
Number of Accumulation Units outstanding at end of period	—	—	—
FIDELITY VIP CONTRAFUND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$2.030	$2.053	$1.867
Accumulation Unit Value at end of period	$2.153	$2.030	$2.053
Number of Accumulation Units outstanding at end of period	74,742	102,068	130,291
FIDELITY VIP EQUITY-INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.517	$1.609	$1.506
Accumulation Unit Value at end of period	$1.758	$1.517	$1.609
Number of Accumulation Units outstanding at end of period	17,563	18,712	18,865
FIDELITY VIP GROWTH & INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.740	$1.813	$1.670
Accumulation Unit Value at end of period	$1.984	$1.740	$1.813
Number of Accumulation Units outstanding at end of period	—	—	527
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.429	$1.378	$1.250
Accumulation Unit Value at end of period	$1.408	$1.429	$1.378
Number of Accumulation Units outstanding at end of period	—	—	11,225

36

2013	2012	2011	2010	2009	2008	2007

$1.943	$1.720	$1.661	$1.463	$0.977	$1.341	$1.317
$2.046	$1.943	$1.720	$1.661	$1.463	$0.977	$1.341
24,752	125,916	165,577	119,860	107,657	114,697	152,778

$1.349	$1.168	$1.368	$1.153	$0.924	$1.612	$1.352
$1.861	$1.349	$1.168	$1.368	$1.153	$0.924	$1.612
16,256	17,163	25,252	37,423	15,614	14,556	14,994

$1.344	$1.244	$1.235	$1.156	$0.975	$1.068	$1.030
$1.337	$1.344	$1.244	$1.235	$1.156	$0.975	$1.068
40,353	40,353	65,790	75,421	66,430	69,042	43,340

$1.249	$1.232	$1.183	$1.143	$1.103	$1.074	$1.027
$1.205	$1.249	$1.232	$1.183	$1.143	$1.103	$1.074
—	—	—	—	—	—	—

$1.448	$1.266	$1.323	$1.149	$0.861	$1.527	$1.322
$1.867	$1.448	$1.266	$1.323	$1.149	$0.861	$1.527
280,709	292,026	304,743	379,514	388,621	415,152	391,862

$1.197	$1.038	$1.048	$0.905	$0.724	$1.286	$1.290
$1.506	$1.197	$1.038	$1.048	$0.905	$0.724	$1.286
18,983	19,467	46,537	55,019	21,153	44,134	56,441

$1.273	$1.094	$1.096	$1.000	$0.777	$1.358	$1.233
$1.670	$1.273	$1.094	$1.096	$1.000	$0.777	$1.358
529	532	3,401	12,348	12,351	12,354	8,410

$0.923	$0.786	$0.783	$0.644	$0.449	$1.017	$0.841
$1.250	$0.923	$0.786	$0.783	$0.644	$0.449	$1.017
11,918	13,842	75,259	99,223	103,827	110,330	78,302

37

ACCUMULATION UNIT VALUES

For Contracts With 5% Guaranteed Death Benefit Rider

Subaccount	2016	2015	2014
FIDELITY VIP INDEX 500 PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.435	$1.442	$1.293
Accumulation Unit Value at end of period	$1.577	$1.435	$1.442
Number of Accumulation Units outstanding at end of period	69,380	71,805	89,027
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.294	$1.326	$1.275
Accumulation Unit Value at end of period	$1.331	$1.294	$1.326
Number of Accumulation Units outstanding at end of period	343	365	388
FIDELITY VIP MID CAP PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$3.098	$3.198	$3.063
Accumulation Unit Value at end of period	$3.414	$3.098	$3.198
Number of Accumulation Units outstanding at end of period	19,758	31,303	56,252
FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.915	$0.929	$0.944
Accumulation Unit Value at end of period	$0.901	$0.915	$0.929
Number of Accumulation Units outstanding at end of period	61,463	66,305	89,325
FIDELITY VIP VALUE PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.663	$1.705	$1.559
Accumulation Unit Value at end of period	$1.829	$1.663	$1.705
Number of Accumulation Units outstanding at end of period	5,972	5,972	—
FIDELITY VIP VALUE STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.837	$1.928	$1.838
Accumulation Unit Value at end of period	$1.977	$1.837	$1.928
Number of Accumulation Units outstanding at end of period	8,841	21,010	21,118
MFS CORE EQUITY PORTFOLIO
Accumulation Unit Value at beginning of period	$23.072	$1.166	$1.065
Accumulation Unit Value at end of period	$25.302	$23.072	$1.166
Number of Accumulation Units outstanding at end of period	—	—	—

38

2013	2012	2011	2010	2009	2008	2007

$0.995	$0.874	$0.872	$0.772	$0.621	$1.004	$0.969
$1.293	$0.995	$0.874	$0.872	$0.772	$0.621	$1.004
329,158	334,918	458,007	507,813	565,182	685,244	779,986

$1.322	$1.271	$1.206	$1.139	$1.002	$1.054	$1.029
$1.275	$1.322	$1.271	$1.206	$1.139	$1.002	$1.054
411	433	48,887	31,130	21,722	20,544	21,164

$2.290	$2.030	$2.313	$1.827	$1.328	$2.233	$1.966
$3.063	$2.290	$2.030	$2.313	$1.827	$1.328	$2.233
86,291	90,510	105,845	151,737	154,229	156,717	129,506

$0.958	$0.973	$0.988	$—	$—	$—	$—
$0.944	$0.958	$0.973	$0.988	$—	$—	$—
166,163	161,951	247,899	422,646	—	—	—

$1.198	$1.009	$1.053	$0.931	$0.650	$1.237	$1.234
$1.559	$1.198	$1.009	$1.053	$0.931	$0.650	$1.237
14,278	14,278	20,053	29,315	29,315	29,314	34,795

$1.434	$1.146	$1.280	$1.029	$0.664	$1.386	$1.335
$1.838	$1.434	$1.146	$1.280	$1.029	$0.664	$1.386
22,096	22,238	32,496	32,589	34,360	36,714	25,435

$0.803	$0.702	$0.720	$0.627	$0.479	$0.799	$0.730
$1.065	$0.803	$0.702	$0.720	$0.627	$0.479	$0.799
109,883	109,883	109,883	109,883	109,883	109,896	118,992

39

ACCUMULATION UNIT VALUES

For Contracts With 5% Guaranteed Death Benefit Rider

Subaccount	2016	2015	2014
MFS GROWTH SERIES
Accumulation Unit Value at beginning of period	$1.150	$1.086	$1.012
Accumulation Unit Value at end of period	$1.160	$1.150	$1.086
Number of Accumulation Units outstanding at end of period	19,709	56,910	57,758
MFS INVESTORS TRUST SERIES
Accumulation Unit Value at beginning of period	$1.548	$1.569	$1.435
Accumulation Unit Value at end of period	$1.655	$1.548	$1.569
Number of Accumulation Units outstanding at end of period	—	—	—
MFS RESEARCH SERIES
Accumulation Unit Value at beginning of period	$1.358	$1.369	$1.261
Accumulation Unit Value at end of period	$1.454	$1.358	$1.369
Number of Accumulation Units outstanding at end of period	—	—	—
T. ROWE PRICE EQUITY INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$1.911	$2.083	$1.971
Accumulation Unit Value at end of period	$2.242	$1.911	$2.083
Number of Accumulation Units outstanding at end of period	40,608	54,936	53,931
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Accumulation Unit Value at beginning of period	$1.030	$1.055	$1.085
Accumulation Unit Value at end of period	$1.035	$1.030	$1.055
Number of Accumulation Units outstanding at end of period	23,102	34,225	44,264
T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Accumulation Unit Value at beginning of period	$1.307	$1.323	$1.335
Accumulation Unit Value at end of period	$1.304	$1.307	$1.323
Number of Accumulation Units outstanding at end of period	36,039	55,948	61,377
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$3.036	$2.893	$2.598
Accumulation Unit Value at end of period	$3.176	$3.036	$2.893
Number of Accumulation Units outstanding at end of period	6,454	6,457	6,460

40

2013	2012	2011	2010	2009	2008	2007

$0.751	$0.650	$0.662	$0.583	$0.430	$0.698	$0.585
$1.012	$0.751	$0.650	$0.662	$0.583	$0.430	$0.698
173,505	204,734	205,305	208,786	230,644	240,234	240,340

$1.104	$0.941	$0.977	$0.909	$0.714	$1.084	$0.999
$1.435	$1.104	$0.941	$0.977	$0.909	$0.714	$1.084
—	—	10,819	10,827	10,835	10,845	18,096

$0.968	$0.839	$0.856	$0.731	$0.583	$0.927	$0.832
$1.261	$0.968	$0.839	$0.856	$0.731	$0.583	$0.927
—	25,506	25,506	25,506	25,506	25,506	25,529

$1.543	$1.338	$1.368	$1.208	$0.977	$1.553	$1.528
$1.971	$1.543	$1.338	$1.368	$1.208	$0.977	$1.553
185,394	192,802	336,412	384,287	375,426	384,340	359,532

$0.966	$0.829	$0.965	$0.857	$0.571	$1.130	$1.016
$1.085	$0.966	$0.829	$0.965	$0.857	$0.571	$1.130
53,762	52,374	68,890	121,893	184,015	231,586	457,909

$1.354	$1.342	$1.342	$1.322	$1.239	$1.239	$1.193
$1.335	$1.354	$1.342	$1.342	$1.322	$1.239	$1.239
97,797	89,837	146,001	146,697	144,730	135,608	180,482

$1.930	$1.721	$1.771	$1.404	$0.979	$1.650	$1.426
$2.598	$1.930	$1.721	$1.771	$1.404	$0.979	$1.650
69,379	69,384	69,391	81,971	82,585	80,931	82,003

41

ACCUMULATION UNIT VALUES

For Contracts With Minimum Guaranteed Death Benefit Rider

Subaccount	2016	2015	2014
INVESCO V.I. MID CAP GROWTH FUND
Accumulation Unit Value at beginning of period	$13.924	$13.938	$13.070
Accumulation Unit Value at end of period	$13.848	$13.924	$13.938
Number of Accumulation Units outstanding at end of period	—	—	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
Accumulation Unit Value at beginning of period	$39.946	$39.649	$35.601
Accumulation Unit Value at end of period	$45.270	$39.946	$39.649
Number of Accumulation Units outstanding at end of period	—	—	—
INVESCO V.I. GLOBAL HEALTH CARE FUND
Accumulation Unit Value at beginning of period	$2.358	$2.316	$1.960
Accumulation Unit Value at end of period	$2.061	$2.358	$2.316
Number of Accumulation Units outstanding at end of period	21,531	21,531	21,531
INVESCO V.I. GLOBAL REAL ESTATE FUND
Accumulation Unit Value at beginning of period	$3.159	$3.248	$2.871
Accumulation Unit Value at end of period	$3.182	$3.159	$3.248
Number of Accumulation Units outstanding at end of period	973	2,662	7,872
INVESCO V.I. SMALL CAP EQUITY FUND
Accumulation Unit Value at beginning of period	$1.583	$1.697	$1.679
Accumulation Unit Value at end of period	$1.751	$1.583	$1.697
Number of Accumulation Units outstanding at end of period	—	—	—
INVESCO V.I. TECHNOLOGY FUND
Accumulation Unit Value at beginning of period	$0.959	$0.910	$0.830
Accumulation Unit Value at end of period	$0.940	$0.959	$0.910
Number of Accumulation Units outstanding at end of period	45,184	45,190	45,196
INVESCO V.I. MANAGED VOLATILITY FUND
Accumulation Unit Value at beginning of period	$1.579	$1.635	$1.373
Accumulation Unit Value at end of period	$1.724	$1.579	$1.635
Number of Accumulation Units outstanding at end of period	4,537	4,966	13,073

42

2013	2012	2011	2010	2009	2008	2007

$9.664	$21.227	$1.015	$0.824	$0.591	$1.153	$1.041
$13.070	$9.664	$—	$1.015	$0.824	$0.591	$1.153
—	—	—	—	17,091	32,710	27,012

$27.524	$23.488	$0.559	$0.538	$0.408	$1.019	$1.327
$35.601	$27.524	$—	$0.559	$0.538	$0.408	$1.019
193	285	—	12,199	12,864	10,817	10,314

$1.413	$1.184	$1.154	$1.122	$0.881	$1.251	$1.133
$1.960	$1.413	$1.184	$1.154	$1.122	$0.881	$1.251
21,531	21,532	21,534	41,328	41,336	41,866	43,327

$2.832	$2.239	$2.426	$2.092	$1.611	$2.949	$3.163
$2.871	$2.832	$2.239	$2.426	$2.092	$1.611	$2.949
7,876	11,264	11,151	11,030	10,897	49,991	46,927

$1.238	$1.101	$1.124	$0.944	$0.740	$1.091	$1.029
$1.679	$1.238	$1.101	$1.124	$0.944	$0.740	$1.091
—	943	1,734	1,117	1,059	1,196	1,200

$0.672	$0.612	$0.653	$0.544	$0.351	$0.641	$0.603
$0.830	$0.672	$0.612	$0.653	$0.544	$0.351	$0.641
45,203	45,213	45,224	54,322	354,875	53,115	66,829

$1.256	$1.229	$1.069	$1.019	$0.898	$1.344	$1.129
$1.373	$1.256	$1.229	$1.069	$1.019	$0.898	$1.344
23,064	29,690	25,377	26,271	51,342	151,593	350,742

43

ACCUMULATION UNIT VALUES

For Contracts With Minimum Guaranteed Death Benefit Rider

Subaccount	2016	2015	2014
ALGER BALANCED PORTFOLIO
Accumulation Unit Value at beginning of period	$1.385	$1.383	$1.280
Accumulation Unit Value at end of period	$1.484	$1.385	$1.383
Number of Accumulation Units outstanding at end of period	758	762	7,871
ALGER LARGE CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.241	$1.236	$1.128
Accumulation Unit Value at end of period	$1.215	$1.241	$1.236
Number of Accumulation Units outstanding at end of period	29,756	43,439	48,942
ALGER GROWTH & INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$1.272	$1.276	$1.149
Accumulation Unit Value at end of period	$1.385	$1.272	$1.276
Number of Accumulation Units outstanding at end of period	13,269	27,625	29,661
ALGER CAPITAL APPRECIATION PORTFOLIO
Accumulation Unit Value at beginning of period	$1.758	$1.677	$1.494
Accumulation Unit Value at end of period	$1.744	$1.758	$1.677
Number of Accumulation Units outstanding at end of period	18,837	19,101	25,731
ALGER MID CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.597	$1.643	$1.541
Accumulation Unit Value at end of period	$1.592	$1.597	$1.643
Number of Accumulation Units outstanding at end of period	23,793	31,328	34,564
ALGER SMALL CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.383	$1.449	$1.462
Accumulation Unit Value at end of period	$1.450	$1.383	$1.449
Number of Accumulation Units outstanding at end of period	1,092	8,240	8,247
FEDERATED MANAGED VOLATILITY FUND II
Accumulation Unit Value at beginning of period	$1.401	$1.535	$1.497
Accumulation Unit Value at end of period	$1.489	$1.401	$1.535
Number of Accumulation Units outstanding at end of period	722	726	730

44

2013	2012	2011	2010	2009	2008	2007

$1.125	$1.073	$1.087	$0.998	$0.782	$1.161	$1.047
$1.280	$1.125	$1.073	$1.087	$0.998	$0.782	$1.161
18,573	21,778	30,637	118,246	64,752	222,742	230,733

$0.846	$0.780	$0.793	$0.709	$0.487	$0.915	$0.773
$1.128	$0.846	$0.780	$0.793	$0.709	$0.487	$0.915
69,491	98,463	102,088	150,589	154,934	180,321	186,513

$0.896	$0.808	$0.769	$0.694	$0.534	$0.890	$0.819
$1.149	$0.896	$0.808	$0.769	$0.694	$0.534	$0.890
39,302	41,132	132,253	199,373	230,875	255,355	207,425

$1.119	$0.959	$0.974	$0.865	$0.580	$1.071	$0.813
$1.494	$1.119	$0.959	$0.974	$0.865	$0.580	$1.071
29,737	52,156	101,031	140,726	391,435	200,672	460,069

$1.150	$1.002	$1.107	$0.939	$0.627	$1.526	$1.175
$1.541	$1.150	$1.002	$1.107	$0.939	$0.627	$1.526
57,914	39,127	155,198	171,350	450,494	270,716	187,265

$1.103	$0.993	$1.039	$0.840	$0.585	$1.110	$0.959
$1.462	$1.103	$0.993	$1.039	$0.840	$0.585	$1.110
29,769	14,665	40,672	222,822	42,964	75,573	316,385

$1.246	$1.111	$1.075	$0.873	$0.767	$0.976	$0.951
$1.497	$1.246	$1.111	$1.075	$0.873	$0.767	$0.976
6,115	14,972	32,319	36,097	4,580	87,238	87,245

45

ACCUMULATION UNIT VALUES

For Contracts With Minimum Guaranteed Death Benefit Rider

Subaccount	2016	2015	2014
FEDERATED HIGH INCOME BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$2.065	$2.147	$2.118
Accumulation Unit Value at end of period	$2.340	$2.065	$2.147
Number of Accumulation Units outstanding at end of period	28,221	28,229	30,851
FEDERATED KAUFMANN FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$2.163	$2.060	$1.902
Accumulation Unit Value at end of period	$2.213	$2.163	$2.060
Number of Accumulation Units outstanding at end of period	—	—	—
FEDERATED QUALITY BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.378	$1.400	$1.366
Accumulation Unit Value at end of period	$1.413	$1.378	$1.400
Number of Accumulation Units outstanding at end of period	3,685	3,688	3,691
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Accumulation Unit Value at beginning of period	$1.262	$1.272	$1.231
Accumulation Unit Value at end of period	$1.265	$1.262	$1.272
Number of Accumulation Units outstanding at end of period	4,496	4,509	4,947
FIDELITY VIP CONTRAFUND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$2.111	$2.130	$1.932
Accumulation Unit Value at end of period	$2.245	$2.111	$2.130
Number of Accumulation Units outstanding at end of period	33,343	40,693	51,169
FIDELITY VIP EQUITY-INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.558	$1.648	$1.539
Accumulation Unit Value at end of period	$1.810	$1.558	$1.648
Number of Accumulation Units outstanding at end of period	3,257	15,970	19,811
FIDELITY VIP GROWTH & INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.787	$1.857	$1.707
Accumulation Unit Value at end of period	$2.042	$1.787	$1.857
Number of Accumulation Units outstanding at end of period	3,308	32,405	32,351
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.486	$1.430	$1.294
Accumulation Unit Value at end of period	$1.468	$1.486	$1.430
Number of Accumulation Units outstanding at end of period	2,256	2,262	2,003

46

2013	2012	2011	2010	2009	2008	2007

$2.005	$1.771	$1.706	$1.507	$0.999	$1.367	$1.339
$2.118	$2.005	$1.771	$1.706	$1.507	$0.999	$1.367
33,707	46,992	50,986	260,195	645,046	118,242	124,144

$1.375	$1.188	$1.388	$1.140	$0.932	$1.622	$1.358
$1.902	$1.375	$1.188	$1.388	$1.140	$0.932	$1.622
—	1,342	5,435	7,529	6,143	6,966	25,670

$1.370	$1.265	$1.253	$1.176	$0.984	$1.075	$1.034
$1.366	$1.370	$1.265	$1.253	$1.176	$0.984	$1.075
3,707	12,183	27,906	165,549	34,190	17,571	—

$1.274	$1.253	$1.200	$1.172	$1.113	$1.081	$1.031
$1.231	$1.274	$1.253	$1.200	$1.172	$1.113	$1.081
4,960	9,059	9,077	13,963	28,933	190,472	25,080

$1.495	$1.304	$1.359	$1.177	$0.880	$1.557	$1.344
$1.932	$1.495	$1.304	$1.359	$1.177	$0.880	$1.557
115,813	121,840	196,979	242,172	300,392	382,720	404,775

$1.220	$1.056	$1.063	$0.931	$0.731	$1.294	$1.295
$1.539	$1.220	$1.056	$1.063	$0.931	$0.731	$1.294
32,815	42,228	43,885	56,438	58,252	131,125	122,034

$1.298	$1.112	$1.111	$0.983	$0.784	$1.367	$1.238
$1.707	$1.298	$1.112	$1.111	$0.983	$0.784	$1.367
32,385	32,470	41,512	42,147	44,851	44,722	17,318

$0.953	$0.809	$0.804	$0.660	$0.459	$1.037	$0.855
$1.294	$0.953	$0.809	$0.804	$0.660	$0.459	$1.037
2,008	19,619	19,627	19,640	19,655	19,679	64,073

47

ACCUMULATION UNIT VALUES

For Contracts With Minimum Guaranteed Death Benefit Rider

Subaccount	2016	2015	2014
FIDELITY VIP INDEX 500 PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.493	$1.496	$1.338
Accumulation Unit Value at end of period	$1.644	$1.493	$1.496
Number of Accumulation Units outstanding at end of period	132,925	194,191	200,855
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.329	$1.358	$1.303
Accumulation Unit Value at end of period	$1.371	$1.329	$1.358
Number of Accumulation Units outstanding at end of period	5,432	5,449	6,359
FIDELITY VIP MID CAP PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$3.215	$3.311	$3.163
Accumulation Unit Value at end of period	$3.551	$3.215	$3.311
Number of Accumulation Units outstanding at end of period	35,678	40,986	58,369
FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.928	$0.940	$0.953
Accumulation Unit Value at end of period	$0.916	$0.928	$0.940
Number of Accumulation Units outstanding at end of period	140,634	216,113	255,959
FIDELITY VIP VALUE PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.707	$1.747	$1.593
Accumulation Unit Value at end of period	$1.883	$1.707	$1.747
Number of Accumulation Units outstanding at end of period	34,186	34,189	32,669
FIDELITY VIP VALUE STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.887	$1.975	$1.878
Accumulation Unit Value at end of period	$2.035	$1.887	$1.975
Number of Accumulation Units outstanding at end of period	5,503	6,116	6,744
MFS CORE EQUITY PORTFOLIO
Accumulation Unit Value at beginning of period	$23.117	$1.210	$1.102
Accumulation Unit Value at end of period	$25.414	$23.117	$1.210
Number of Accumulation Units outstanding at end of period	—	—	—

48

2013	2012	2011	2010	2009	2008	2007

$1.028	$0.900	$0.896	$0.791	$0.634	$1.023	$0.986
$1.338	$1.028	$0.900	$0.896	$0.791	$0.634	$1.023
238,942	218,287	255,237	347,311	401,565	502,603	477,810

$1.348	$1.293	$1.224	$1.153	$1.011	$1.061	$1.033
$1.303	$1.348	$1.293	$1.224	$1.153	$1.011	$1.061
6,380	6,758	22,473	180,575	26,721	17,099	—

$2.358	$2.086	$2.370	$1.868	$1.354	$2.271	$1.995
$3.163	$2,358	$2.086	$2.370	$1.868	$1.354	$2.271
103,118	133,174	169,704	286,296	292,554	289,201	411,957

$0.965	$0.978	$0.990	$—	$—	$—	$—
$0.953	$0.965	$0.978	$0.990	$—	$—	$—
462,539	758,321	490,629	562,606	—	—	—

$1.221	$1.026	$1.068	$0.932	$0.656	$1.245	$1.239
$1.593	$1.221	$1.026	$1.068	$0.932	$0.656	$1.245
32,669	32,669	40,324	40,966	44,247	52,537	—

$1.462	$1.165	$1.298	$1.041	$0.671	$1.395	$1.341
$1.878	$1.462	$1.165	$1.298	$1.041	$0.671	$1.395
9,514	10,747	40,212	44,957	148,653	59,240	110,467

$0.829	$0.723	$0.740	$0.634	$0.489	$0.814	$0.742
$1.102	$0.829	$0.723	$0.740	$0.634	$0.489	$0.814
1,433	1,530	40,991	41,067	41,054	41,023	41,019

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ACCUMULATION UNIT VALUES

For Contracts With Minimum Guaranteed Death Benefit Rider

Subaccount	2016	2015	2014
MFS GROWTH SERIES
Accumulation Unit Value at beginning of period	$1.190	$1.120	$1.042
Accumulation Unit Value at end of period	$1.203	$1.190	$1.120
Number of Accumulation Units outstanding at end of period	4,872	4,877	18,308
MFS INVESTORS TRUST SERIES
Accumulation Unit Value at beginning of period	$1.610	$1.627	$1.485
Accumulation Unit Value at end of period	$1.726	$1.610	$1.627
Number of Accumulation Units outstanding at end of period	—	46,047	58,678
MFS RESEARCH SERIES
Accumulation Unit Value at beginning of period	$1.408	$1.415	$1.301
Accumulation Unit Value at end of period	$1.511	$1.408	$1.415
Number of Accumulation Units outstanding at end of period	276	277	279
T. ROWE PRICE EQUITY INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$1.987	$2.162	$2.039
Accumulation Unit Value at end of period	$2.338	$1.987	$2.162
Number of Accumulation Units outstanding at end of period	76,339	121,479	152,263
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Accumulation Unit Value at beginning of period	$1.071	$1.095	$1.123
Accumulation Unit Value at end of period	$1.079	$1.071	$1.095
Number of Accumulation Units outstanding at end of period	16,054	21,822	32,310
T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Accumulation Unit Value at beginning of period	$1.359	$1.372	$1.381
Accumulation Unit Value at end of period	$1.360	$1.359	$1.372
Number of Accumulation Units outstanding at end of period	29,133	30,243	27,600
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$3.158	$3.002	$2.689
Accumulation Unit Value at end of period	$3.312	$3.158	$3.002
Number of Accumulation Units outstanding at end of period	912.297	916	1,535

50

2013	2012	2011	2010	2009	2008	2007

$0.771	$0.666	$0.677	$0.594	$0.437	$0.708	$0.592
$1.042	$0.771	$0.666	$0.677	$0.594	$0.437	$0.708
30,745	31,300	33,461	61,724	61,305	79,217	79,829

$1.139	$0.969	$1.003	$0.905	$0.730	$1.106	$1.016
$1.485	$1.139	$0.969	$1.003	$0.905	$0.730	$1.106
59,933	69,431	70,771	72,250	73,583	74,295	53,371

$0.996	$0.861	$0.876	$0.765	$0.594	$0.942	$0.843
$1.301	$0.996	$0.861	$0.876	$0.765	$0.594	$0.942
280	282	284	286	288	31,862	31,861

$1.593	$1.377	$1.405	$1.238	$0.998	$1.583	$1.553
$2.039	$1.593	$1.377	$1.405	$1.238	$0.998	$1.583
225,915	284,455	337,909	462,256	406,245	574,441	560,065

$0.997	$0.853	$0.992	$0.878	$0.584	$1.152	$1.033
$1.123	$0.997	$0.853	$0.992	$0.878	$0.584	$1.152
54,948	120,019	119,685	200,294	451,618	217,063	230,749

$1.398	$1.382	$1.378	$1.360	$1.266	$1.263	$1.213
$1.381	$1.398	$1.382	$1.378	$1.360	$1.266	$1.263
24,736	30,070	36,089	48,557	46,322	411,468	70,150

$1.993	$1.772	$1.819	$1.417	$1.000	$1.682	$1.450
$2.689	$1.993	$1.772	$1.819	$1.417	$1.000	$1.682
1,541	1,548	2,288	101,562	11,720	12,344	31,569

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CONTRACT

Type of Contract

This Prospectus offers an individual deferred Variable Annuity Contract providing for future annuity payments. You can choose to vary your Purchase Payments or pay a single Purchase Payment. The Contract can be either a Qualified or Non-Qualified Contract.

In certain states, the Contract may be offered as a group Contract with individual ownership represented by certificates. The discussion of Contracts in this Prospectus applies equally to certificates under group Contracts, unless the content specifies otherwise.

Certain provisions of the Contracts may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your Contract for specific variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract. See your agent or contact us for specific information that may be applicable to your state.

Contract Transactions

Surrenders and transfers requested by you and Purchase Payments made by you (except for Proper Lockbox Payments as defined in the “Ways to Make Purchase Payments” section) are processed only on Valuation Dates that American National Insurance Company is open for business. We are closed for business on Friday, November 24, 2017, Monday, December 25, 2017 and Tuesday, December 26, 2017 in observation of the Thanksgiving and Christmas holidays. On Valuation Dates on which we are closed for business, only scheduled automated transactions (i.e. monthly deductions, periodic charges, dollar cost averaging program, Portfolio rebalancing program, systematic withdrawal program) and Proper Lockbox Payments as defined in the “Ways to Make Purchase Payments” section will be processed. All other transactions will be processed on the next Valuation Date that we are open for business.

Contract Application and Purchase Payments

To purchase a Contract, you must complete an application and send the minimum Purchase Payment to our Home Office. (See “Allocation of Purchase Payments” following this provision.) If your application cannot be processed within five (5) business days after receipt, we will request your permission to retain the payment until the completed application is received. If the application is not completed, and we do not receive such permission within five (5) business days after receipt of the payment, we will return your payment. We will credit your initial Purchase Payment to the Contract within two (2) business days after a completed application is received at our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574. NOTE: Effective June 1, 2017, the mailing address will be P. O. Box 1893, Galveston, Texas 77553-1893. All additional Purchase Payments will be credited with an effective date on the date the additional Purchase Payment is received in our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574. NOTE: Effective June 1, 2017, the mailing address will be P. O. Box 1893, Galveston, Texas 77553-1893.

You have a “free look” period during which you can return the Contract to our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574 and get a refund. NOTE: Effective June 1, 2017, the mailing address will be P. O. Box 1893, Galveston, Texas 77553-1893. The refund will equal the greater of (1) all of your Purchase Payments plus any charges for premium taxes deducted there from or (2) Accumulation Value plus any expenses deducted during such period. The “free look” period is established by state law and generally expires ten (10) days after you receive a Contract. We require that Purchase Payments received by us be allocated to the Subaccount that invests in the Fidelity VIP Money Market Portfolio until the end of the fifteen (15) day period after the Date of Issue, or thirty-five (35) day period after the Date of Issue for a Contract issued to a person age 60 or over in California. Thereafter, amounts allocated to such Subaccount and Purchase Payments paid are allocated as directed by you. We will credit Purchase Payments received by us after the fifteen (15) day period, or thirty-five (35) day period for a Contract issued to a person age 60 or over in California, effective when such payments are received at our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574. NOTE: Effective June 1, 2017, the mailing address will be P. O. Box 1893, Galveston, Texas 77553-1893. No Surrender Charges are assessed on refunds.

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Allocation of Purchase Payments

After the end of the fifteen (15) day period, or thirty-five (35) day period for a Contract issued to a person age 60 or over in California, after the Date of Issue, the initial Purchase Payment and subsequent Purchase Payments will be allocated to the Subaccounts and the Fixed Account according to your instructions in the application. You can change these allocations at any time by written instruction to our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574 or by telephone, if a properly completed telephone transfer authorization form is on file with us. NOTE: Effective June  1, 2017, the mailing address will be P. O. Box 1893, Galveston, Texas 77553-1893.

Ways to Make Purchase Payments

You may make Purchase Payments by check drawn on a U.S. Bank in U.S. dollars and made payable to “American National Insurance Company” or “ANICO.” If you do not receive a billing statement, send your additional Purchase Payments (after the initial Purchase Payment) directly to American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574. NOTE: Effective June 1, 2017, the mailing address will be P. O. Box 1893, Galveston, Texas 77553-1893. If you receive a billing statement, you may send a Proper Lockbox Payment in the pre-printed envelope to our lockbox at P. O. Box 4531, Houston, Texas 77210-4531. A “Proper Lockbox Payment” is defined as a Purchase Payment (1) accompanied by a billing notice; (2) in the exact amount of the Purchase Payment, as specified in the billing notice; and (3) for a contract that is in force and has not been surrendered. If an additional Purchase Payment is received at our lockbox that is not a Proper Lockbox Payment, the additional Purchase Payment and any accompanying material will be forwarded to our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574, which will cause a delay in the processing of the requested transaction for an in force contract. If the additional Purchase Payment is for a contract that is no longer in force, it will not be processed and will be returned to you. NOTE: Effective June 1, 2017, the mailing address will be P. O. Box 1893, Galveston, Texas 77553-1893.

If we receive your Purchase Payment through payroll allotment, such as salary deduction or salary reduction programs, we consider that we receive your Purchase Payment on the day we actually receive it, rather than the day the deduction from your payroll occurs. This is important for you to know because your Purchase Payment receives no interest or earnings for the time between the deduction from your payroll and our receipt of the payment.

Crediting of Accumulation Units

Before the Annuity Date, Purchase Payments will be used to purchase Accumulation Units in Subaccounts and be allocated to the Fixed Account as you have instructed. We will determine the number of Accumulation Units purchased by dividing the dollar amount of the Purchase Payment allocated to a Subaccount by the Accumulation Unit value for that Subaccount computed following such allocation.

Allocation of Charges and Other Deductions to the Subaccounts and the Fixed Account

Unless you instruct differently, deductions from the Subaccounts and the Fixed Account will be made, pro rata, to the extent necessary for us to:

•	collect charges (except the Annual Contract Fee which is allocated pro-rata only among the Subaccounts);

•	pay surrender value;

•	provide benefits.

We will immediately reinvest dividends and capital gain distributions received from a Portfolio at net asset value in shares of that Portfolio.

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Determining Accumulation Unit Values

The Accumulation Unit Value of each Subaccount reflects the investment performance of that Subaccount. We calculate Accumulation Unit Value on each Valuation Date by multiplying the Accumulation Unit Value for the preceding Valuation Date by a net investment factor for that Subaccount. The net investment factor is determined on each Subaccount on each Valuation Date as follows:

•	add the per share amount of any dividends or capital gains distributions declared by the corresponding Portfolio during the Valuation Period to the net asset value of a share in the Portfolio at the close of business on such Valuation Date;

•	divide by the net asset value of a share in the Portfolio on the preceding Valuation Date; and

•	subtract the applicable administrative asset fee and mortality and expense risk fees.

We will calculate the Accumulation Unit Value for each Subaccount at the end of each Valuation Period. Investment performance of the Portfolios will increase or decrease the Accumulation Unit Value for each corresponding Subaccount the Portfolio expenses and the deduction of certain charges by us will decrease the Accumulation Unit Value for each Subaccount.

Transfers

Transfers Before Annuity Date. You can make transfers among the Subaccounts and the Fixed Account subject to the following restrictions:

•	Requests for transfers must be in writing and must be received by our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574 or may be made by calling us if a properly completed telephone authorization form is on file with us. NOTE: Effective June 1, 2017, the mailing address will be P. O. Box 1893, Galveston, Texas 77553-1893.

•	Requests for transfers must be clear and complete to be in good order.

•	Transfers from Subaccounts must be at least $250, or the balance of the Subaccount, if less.

•	The minimum amount which may remain in a Subaccount after a transfer is $1,000.

•	Each Contract Year, the total amount transferred from the Fixed Account cannot exceed the greater of (1) 10% of the amount in the Fixed Account on the date of transfer or (2) $1,000 unless you are participating in the Dollar Cost Averaging Program.

•	The first twelve (12) transfers in a Contract Year are free. A $10.00 fee will be deducted from the amount transferred for each additional transfer. (See the “Exchange Fee” provision in the “Charges and Deduction” section of this Prospectus.)

We will make transfers and determine values at the end of the Valuation Period in which your transfer request is received. We will only make transfers that are in good order. We may revoke or modify the transfer privilege. You cannot transfer to the dollar cost averaging Fixed Account options.

Special Note on Frequent Transfers—Additional Restrictions. The Contract is not appropriate for frequent transfers, market timing or any other kind of short-term trading strategy among Subaccounts. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract.

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When you make a request to transfer Accumulation Value from one (1) Subaccount to another, your request triggers the purchase and redemption of shares of the affected Portfolios. These types of frequent transactions are referred to as “Frequent Trading,” “Market Timing,” or “Short-term Trading.” We discourage Frequent Trading. Frequent Trading can have adverse effects for other Contract Owners, as well as other investors in the Portfolios. As these adverse effects occur in the value of the Portfolios, the value of the units in the corresponding Subaccounts is similarly affected. The adverse effects may occur in the following situations:

•	When purchases or redemption of shares of a Portfolio are made at net asset values that do not reflect the true value of the shares. This is often referred to as “arbitrage” and results in dilution of the value of the ownership interest of other investors in the Portfolio.

•	When a Portfolio is forced to liquidate holdings at an inopportune time in order to pay a redemption. Unexpectedly large or frequent redemptions can cause a Portfolio to sell investments prematurely and thereby lose otherwise available investment opportunities and gains.

•	When a Portfolio must maintain an unusually high liquidity level in order to satisfy redemptions caused by Frequent Trading. If investors in a Portfolio engage in Frequent Trading, a Portfolio must increase liquidity, or, in other words, keep higher levels of cash and cash equivalents instead of keeping the Portfolio invested in longer term assets. Higher liquidity can result in lower returns on the Portfolio assets.

•	When a Portfolio incurs increased brokerage commissions and administrative costs as a result of the Frequent Trading. Frequent Trading often causes a Portfolio to trade its investments more frequently. Such increased trading generally results in an increase in brokerage commission expenses and administrative costs for the Portfolios. The increased costs and expenses result in lower returns for investors in the Portfolios

For the reasons discussed, we have adopted policies and procedures to help us identify and prevent Frequent Trading practices. While our policies and procedures are designed to identify and protect against Frequent Trading practices, there can be no certainty that we will identify and prevent Frequent Trading in all instances. When we do identify Frequent Trading, we will apply our policies and procedures consistently to all Contract Owners without special arrangement, waiver, or exception.

If we determine that you are engaging in Frequent Trading activity among the Subaccounts, we may, without prior notice, refuse to honor or process a transfer, reverse a transfer, or impose certain restrictions on your transfer privileges. If we reverse a transfer, we will do so within two (2) Valuation Dates. We will attempt to inform you or your registered representative by telephone that the transfer has been deemed Frequent Trading or otherwise potentially harmful to others, that the transfer has not been honored, and/or that your transfer privileges have been restricted.

We monitor for Frequent Trading activity among the Subaccounts based upon established parameters applied consistently to all Contract Owners. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect potential Frequent Trading and other potentially harmful activity, we may aggregate transfers made in two (2) or more Contracts that we believe are connected, such as two (2) policies with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control.

We may vary our Frequent Trading policies and procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. Our Frequent Trading policies and procedures are currently the same for all Subaccounts. We may, however, not always apply Frequent Trading detection methods to Subaccounts investing in Portfolios that, in our judgment, would not be particularly attractive for Frequent Trading or susceptible to the harmful effects of Frequent Trading discussed above.

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We may also vary our Frequent Trading policies and procedures among other variable insurance products to account for differences in various factors, such as operational systems and Contract provisions. The Company retains the discretion to change its Frequent Trading policies and procedures at any time. The Company may even abandon such policies and procedures in the future; however, it is the Company’s present intention to maintain a diligent effort to discourage, detect and deter Frequent Trading.

We reserve the right to place restrictions on the transfer privileges of all Contract Owners we believe may otherwise engage in Frequent Trading or trading activity that is otherwise harmful to others. For example, we may only accept transfers by U.S. mail. We may refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means. We may implement and administer redemption fees imposed by one (1) or more of the Portfolios in the future.

Portfolio Frequent Trading Restrictions. In addition to the restrictions we impose, each of the Portfolios may have its own Frequent Trading policies and procedures with respect to purchases and sales of Portfolio shares. The prospectuses of the Portfolios describe any such policies and procedures. The Frequent Trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the Frequent Trading policies and procedures of other Portfolios and the Frequent Trading policies and procedures for the Contract described in this Prospectus.

We are legally obligated to provide information about each amount you cause to be invested into or removed from the Portfolio. If a Portfolio identifies you as having violated the Portfolio’s Frequent Trading Policies, we are obligated at the Portfolio’s request, to restrict or prohibit any further investment by you in respect to that Portfolio. Any such restriction or prohibition may remain in place indefinitely. You should review and comply with each Portfolio’s Frequent Trading Policies, which are disclosed in the Portfolios’ current prospectuses.

Postponed Transfers. Payment of withdrawal amounts and transfers may be postponed whenever:

•	the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC;

•	the SEC by order permits postponement for the protection of the Contract Owners; or

•	an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.

Transfers after the Annuity Date. After the Annuity Date, you can only make twelve (12) transfers among Subaccounts each Contract Year. You can transfer Annuity Units of one (1) Subaccount to Annuity Units of another Subaccount and to the Fixed Account at any time other than during the five (5) day interval before any annuity payment date. Transfers from the Fixed Account to the Subaccounts are not permitted during the Annuity Period.

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Telephone Transactions

You may make certain transactions under this Contract by telephoning us if you have executed and filed a telephone authorization form with us. You may only make telephone transactions by calling 1-800-306-2959. We reserve the right to limit or prohibit telephone transactions.

Transactions that can be conducted over the telephone include:

•	transferring values;

•	changing how your purchase payments are allocated;

•	initiating, changing and stopping a Dollar Cost Averaging Program or a Rebalancing Program.

We will employ reasonable procedures to confirm that telephone instructions are genuine. These procedures may include, but are not limited to:

•	requiring callers to identify themselves and the Contract Owner or others (e.g., beneficiary) by name, social security number, date of birth, or other identifying information;

•	confirming telephone transactions in writing to you; and/or

•	recording telephone transactions.

There are risks associated with telephone transactions that do not exist if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine.

Please note that our telephone system may not always be available for telephone calls or facsimile transmissions. Any telephone system, whether it is ours, yours, your service provider’s, or your registered representative’s, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574. NOTE: Effective June 1, 2017, the mailing address will be P. O. Box 1893, Galveston, Texas 77553-1893.

Special Programs

•	Dollar Cost Averaging Program – If you have at least $10,000 Accumulation Value in your Contract, you can instruct us to periodically transfer an amount or percentage from a Subaccount or the Fixed Account to any Subaccount(s). The transfers can be made monthly, quarterly, semi-annually or annually. The amount transferred each time must be at least $1,000. The minimum transfer to each Subaccount must be at least $100. Transfers of Accumulation Value pursuant to this program will not be counted in determining whether the exchange fee applies. The program will be stopped if, on a transfer date, the Accumulation Value is less than $5,000. You can change the allocation instructions or stop the program by sending written notice or calling us by telephone if a properly completed telephone authorization form is on file with us. You can request participation in or discontinue the dollar cost averaging program at any time.

•

Fixed Account Dollar Cost Averaging Program – If you participate in the Fixed Account dollar cost averaging program, you may designate an amount to be held in one of the dollar cost averaging Fixed Account options until it is transferred to the Subaccounts or the Fixed Account as selected by you. The two options you must select from are a six (6) month or a twelve (12) month dollar cost averaging period. When you make an allocation to one of the dollar cost averaging Fixed Account options for this purpose, we will set an interest rate applicable to that amount. We will then credit interest at that rate to that amount until it has been entirely transferred to your chosen Subaccounts or the Fixed Account. Consistent with the option selected by you, we will complete the transfers within either six (6) or twelve (12) months of the allocation date, which will be the Date of Issue. At our discretion, we may change the rate that we set for

57

new allocations to the dollar cost averaging Fixed Account options. We will never, however, set a rate less than an effective annual rate of 3%. The program is available only for Purchase Payments received on or prior to the Date of Issue. The minimum Purchase Payment to participate in the six (6) month dollar cost averaging option is $2,500. The minimum Purchase Payment to participate in the twelve (12) month dollar cost averaging option is $5,000. If you terminate the Fixed Account dollar cost averaging program any remaining balance in the Fixed Account dollar cost averaging option will be transferred to the Fixed Account.

Dollar cost averaging results in the purchase of more Accumulation Units when Accumulation Unit Value is low, and fewer when Accumulation Unit Value is high. There is no guarantee that dollar cost averaging, will result in higher Accumulation Value or otherwise be successful.

•	Rebalancing Program - Under the rebalancing program, you can instruct us to allocate Purchase Payments and Accumulation Value among the Subaccounts and Fixed Account. In accordance with allocation instructions specified by you, we will rebalance your Accumulation Value by allocating Purchase Payments and transferring Accumulation Value among the Subaccounts and the Fixed Account. Rebalancing will be performed on a quarterly, semi-annual or annual basis as specified in the application. Transfers of Accumulation Value pursuant to this program will not be counted in determining whether the exchange fee applies. At the time the program begins, there must be at least $10,000 of Accumulation Value under the Contract. The program will be stopped if, on a rebalancing date, the Accumulation Value is less than $ 5,000. You can change the allocation instructions or stop the program by sending written notice or calling us by telephone if a properly completed telephone authorization form is on file with us. You can request participation in or discontinue such special program at any time.

There is no charge for participation in such special programs.

CHARGES AND DEDUCTIONS

Surrender Charge

Since no sales charge is deducted from your Purchase Payments, a Surrender Charge may be imposed on withdrawals to cover expenses of distributing the Contract. (See the “Deferred Sales Load (‘Surrender Charge’)” in the “Fee Tables” section of this Prospectus.)

Assume you have $40,000 Accumulation Value, $38,000 of which represents total Purchase Payments and $2,000 of which represents Accumulation Value less total Purchase Payments.

•	Example 1 - Assume you want to withdraw $7,000. You can withdraw the greater of (1) 10% of your $40,000 Accumulation Value or (2) Accumulation Value minus total Purchase Payments with no Surrender Charge. Since 10% of your Accumulation Value, $4,000, is greater than Accumulation Value minus total Purchase Payments, $2,000, your Free Withdrawal Amount will be $4,000.

Accordingly, $4,000 of your withdrawal will be free of Surrender Charge. The remaining $3,000 is a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

•	Example 2 - Assume you have made a $3,000 withdrawal and want to make an additional $5,000 withdrawal in the same Contract Year. The first withdrawal would have been free because it was less than the Free Withdrawal Amount. However, such withdrawal would have utilized a portion of the Free Withdrawal Amount available in that Contract Year. The first part of the formula for calculating the Free Withdrawal Amount will be reduced by 7.5%, which is the percentage the first surrender was of your Accumulation Value at that time. If there have been no additional Purchase Payments or increases in the amount by which your Accumulation Value exceeds your total Purchase Payments since the first withdrawal, the Free Withdrawal Amount for the second withdrawal will be the greater of (1) 2.5% of your Accumulation Value, which is $925.00 or (2) Accumulation Value minus total Purchase Payments, which is zero. Accordingly, $925 of your second withdrawal will be free of Surrender Charges. The remaining $4,075 will be a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

Even if your Accumulation Value is less than the total of your Purchase Payments, your Surrender Charge for a full surrender will be based upon the total of your Purchase Payments. Assume that you have $30,000

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Accumulation Value, but you have paid $38,000 in Purchase Payments. On a full surrender, you can still withdraw 10% of your Accumulation Value, or $3,000, without a Surrender Charge; however, the applicable Surrender Charge percentage would then be applied to the total Purchase Payments less the Free Withdrawal Amount, or $35,000, not the $30,000 in Accumulation Value.

Other Charges

Your Contract before the Annuity Date is subject to certain other charges:

•	Administrative Charges

A $35 Annual Contract Fee for each Contract Year unless all of your Accumulation Value is in the Fixed Account or is greater than $50,000 on the last day of a Contract Year.

An administrative asset fee charged daily against the Separate Account at an annual rate of 0.10%.

The Administrative Charges compensate us for administering the Contract.

•	Premium Taxes

Premium taxes (which presently range from 0% to 3.5%) will be deducted from Purchase Payments if assessed by a state.

•	Mortality and Expense Risk Fees

We assume the risks that Annuitants as a class may live longer than expected and that fees may not be sufficient to cover our actual costs. In assuming these risks, we agree to make annuity payments to the Annuitant or other payee for as long as the Annuitant may live. In addition, we are at risk for the death benefits payable under the Contract.

For our promises to accept these risks, a mortality and expense risk fee will be assessed daily against the Separate Account during the Accumulation Period at a rate of 1.1% per annum, and during the Annuity Period at a rate of 1.15% per annum. This fee does not apply to funds in the Fixed Account.

If you select one of our optional Enhanced Death Benefit Riders, we will charge you a higher mortality risk fee during the Accumulation Period. The mortality and expense risk fee will be 1.20% for Contracts which include the minimum guaranteed death benefit rider. The mortality and expense risk fee will be 1.30% for Contracts which include the 3% guaranteed death benefit rider. The mortality and expense risk fee will be 1.45% for Contracts which include the 5% guaranteed death benefit rider. We will calculate a separate Accumulation Unit Value for the Contracts without an Enhanced Death Benefit Rider, and for Contracts with each type of Rider, in order to reflect the differences in the mortality risk fees. Mortality and expense risk fees do not apply to funds in the Fixed Account.

•	Charges for Taxes

Presently, there are none. We may, however, make a charge in the future if income or gains within the Separate Account incur federal, state, or local taxes or if our tax treatment changes. Charges for such taxes, if any, would be deducted from the Separate Account and the Fixed Account.

•	Exchange Fee

A $10.00 exchange fee is charged for transfers among the Subaccounts and Fixed Account after twelve (12) transfers per Contract Year. Such fee compensates us for the costs of effecting the transfers. The exchange fee will be deducted from the amount transferred.

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Deduction of Fees

Deductions for Annual Contract Fees will be prorated among the Subaccounts.

Exceptions to Charges

We may reduce charges in sales to a trustee, employer, or similar entity if we determine that such sales reduce our sales or administrative expenses. We may also reduce charges in sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of the Company.

The Contract may be sold directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of the Company and our affiliated companies, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contract, and spouses and immediate family members of the foregoing. In such case, a Contract may be credited with some or all of the cost savings resulting from such direct sale, but only if such credit will not be unfairly discriminatory to any person.

DISTRIBUTIONS UNDER THE CONTRACT

DISTRIBUTIONS BEFORE ANNUITY DATE

Surrenders

You can surrender your Contract, in whole or in part, before the Annuity Date subject to the following limitations:

•	If a partial surrender would leave less than $2,000 Accumulation Value, the Contract must be fully surrendered.

•	A partial surrender request should specify the allocation of that surrender among the Subaccounts and the Fixed Account. If not specified, we will prorate the surrender among the Subaccounts and the Fixed Account. Surrender Charges will be deducted from the Accumulation Value remaining after a partial surrender.

The Accumulation Unit value for Surrenders will be the applicable Accumulation Unit value determined on the Valuation Date following receipt by us at our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574 of your surrender request. NOTE: Effective June 1, 2017, the mailing address will be P. O. Box 1893, Galveston, Texas 77553-1893.

Surrender value is determined by:

•	multiplying the number of Accumulation Units for each Subaccount times the Accumulation Unit Value;

•	adding any Accumulation Value in the Fixed Account; and

•	deducting any Surrender Charge.

We expect to pay surrenders within seven (7) days of receipt of your written request in proper form. We may delay payment of a partial surrender from the Fixed Account for up to six (6) months.

Unless you provide us a written election not to have federal and state income taxes withheld, we are required by law to withhold such taxes from the taxable portion of any surrender, and to remit that amount to the federal and/or state government.

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Systematic Withdrawal Program

Under the Systematic Withdrawal Program, you can instruct us to make payments of a predetermined dollar amount of Accumulation Value from one or more Subaccounts and the Fixed Account monthly, quarterly, semi-annually or annually. The total minimum systematic withdrawal payment is $100. The minimum systematic withdrawal from any one Subaccount or the Fixed Account is $50. Systematic withdrawals can be started at any time. We must receive written notification from you specifying the amount and frequency and timing of payment. You can specify the Subaccount from which systematic withdrawals will be made. If you do not specify, withdrawals will be taken pro-rata from each Subaccount. Surrender Charges will apply.

Because distributions may be taxable, you should consult your tax adviser before requesting systematic withdrawals. (See the “Federal Tax Matters” section of this Prospectus.)

Under the Systematic Withdrawal Program, you can participate in the Minimum Distributions Program by instructing us to calculate and make minimum distributions required if the Contract is used with a Qualified Plan. (See the “Taxation of Qualified Contracts” provision in the “Federal Tax Matters” section of this Prospectus.) We will determine the amount required to be distributed based on information you provide and choices you make. To participate in the Minimum Distributions Program, you must notify us of such election in writing in the calendar year during which you attain age 701/2. The Minimum Distributions Program is subject to all rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. For a description of the requirements applicable to the Minimum Distributions Program, see “Minimum Distributions Program” in the Statement of Additional Information. Numerous special tax rules apply to Contract Owners whose Contract is used with a qualified plan. You should consult a tax adviser before electing to participate in the Minimum Distributions Program.

Waiver of Surrender Charges

We will waive Surrender Charges in the following situations:

Confinement Waiver – The Surrender Charge will be waived upon receipt of written proof from a licensed physician that you have been confined in any of the following facilities for at least sixty (60) consecutive days:

•	a hospital which

(1)	is licensed or recognized by the state in which it is located;

(2)	provides or operates diagnostic and major surgery facilities for medical care and treatment of injured and sick persons on an inpatient basis;

(3)	charges for its services; and

(4)	provides twenty-four (24) hour nursing service by or under the supervision of a graduate registered nurse (R.N.).

•	a convalescent care facility which

(1)	is licensed by the state in which it is located as a convalescent nursing facility, a skilled nursing facility, a convalescent hospital, a convalescent unit of a hospital, an intermediate care facility, or a custodial care facility;

(2)	provides continuous nursing service by or under the supervision of a physician or a graduate registered nurse (R.N.);

(3)	maintains a daily record of each patient and makes your record available for review by us; and

(4)	administers a planned program of observation and treatment by a physician in accordance with existing standards of medical practice.

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•	a hospice facility which

(1)	is licensed, certified or registered by the state in which it is located as a hospice facility;

(2)	provides a formal care program for terminally ill patients whose life expectancy is less than six (6) months; and

(3)	provides services on an inpatient basis as directed by a physician.

This waiver is not available:

(1)	if you are confined in a hospital, nursing home or hospice facility on the Date of Issue;

(2)	if the application is signed by power of attorney;

(3)	if you are more than age 80 on the Date of Issue;

(4)	if you enter the hospital, convalescent care facility or hospice facility within ninety (90) days from the Date of Issue; or

(5)	concerning surrenders or withdrawals requested more than ninety (90) days after the last day of confinement in such facility.

Disability Waiver - The Surrender Charge will be waived while you are physically disabled or diagnosed with a disabling terminal illness. Such waiver is subject to the following requirements:

•	proof of disability or disabling terminal illness, including written confirmation of receipt of Social Security Disability Benefits;

•	proof of continued disability; and

•	examination by a licensed physician chosen by us at our option.

This waiver is not available:

(1)	if you are receiving Social Security Disability Benefits on the Date of Issue;

(2)	if you are age 65 or older;

(3)	if you were diagnosed with a terminal illness before the Date of Issue; or

(4)	if you reside in certain states.

Death Benefit Before Annuity Date

If you or the Annuitant die before the Annuity Date, we will pay a standard death benefit equal to the greater of the Accumulation Value on the date due proof of death is received at our Home Office, or the sum of all Purchase Payments made less any withdrawals made prior to the date of death.

When you purchase your Contract, you may select an Enhanced Death Benefit Rider. The Enhanced Death Benefit Rider provides a minimum guaranteed death benefit should you or the Annuitant die before the Annuity Date. If you are not a natural person, the enhanced death benefit applies to the Annuitant’s death. If you select this rider, the death benefit will be the greater of the Accumulation Value or that provided by the Enhanced Death Benefit Rider. We will charge a higher mortality risk fee if you select one of these riders. If the Accumulation Value is greater than the death benefit provided by the Enhanced Death Benefit Rider, you will not receive any benefit from the Enhanced Death Benefit Rider or the higher mortality risk fee you paid for such rider. An Enhanced Death Benefit Rider can only be selected at the Date of Issue. If selected, the rider cannot be changed or terminated unless the entire Contract is terminated. The rider expires on the Annuity Date. We offer three (3) optional Enhanced Death Benefit Riders:

(1)	minimum guaranteed death benefit rider;

(2)	3% guaranteed death benefit rider; and

(3)	5% guaranteed death benefit rider.

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Minimum Guaranteed Death Benefit Rider

We recalculate the minimum guaranteed death benefit of your Contract each time you make a partial surrender, systematic withdrawal, and at the end of each six (6) Contract Years. During the first six (6) Contract Years, the minimum guaranteed death benefit will equal all Purchase Payments made less reductions to reflect partial surrenders and systematic withdrawals, if any, during such period. At the start of each subsequent six (6) Contract Year period, the minimum guaranteed death benefit will equal the greater of:

(1)	the Accumulation Value at the start of such six (6) Contract Year period; or

(2)	the minimum guaranteed death benefit at the start of the immediately preceding six (6) Contract Year period prior to you attaining age 85, plus Purchase Payments less a reduction to reflect partial surrenders and systematic withdrawals, made since the start of such immediately preceding six (6) Contract Year period.

For all other dates, the minimum guaranteed death benefit will equal the minimum guaranteed death benefit at the start of such six (6) Contract Year period, plus Purchase Payments and less a reduction to reflect partial surrenders or systematic withdrawals made during such period. A reduction in the minimum guaranteed death benefit is made each time you make a partial surrender or systematic withdrawal. The reduction is calculated by dividing the minimum guaranteed death benefit on the date immediately before a partial surrender or systematic withdrawal by the Accumulation Value on the date immediately prior to the surrender or withdrawal and multiplying the result by the amount of the partial surrender or systematic withdrawal (inclusive of any related Surrender Charge).

Example 1 - Assume you have made $4,000 in total Purchase Payments during the first six (6) Contract Year period and have made no partial surrenders or systematic withdrawals. Your minimum guaranteed death benefit at the end of the first six (6) Contract Year period would be $4,000.

Example 2 - Assume you make a $2,000 partial surrender in the third Contract Year of the first six (6) Contract Year period, at which time you have made $4,000 in total Purchase Payments, and your Contract’s Accumulation Value is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $1,000, which is calculated by:

•	dividing the minimum guaranteed death benefit immediately before the partial surrender ($4,000) by Accumulation Value at that time ($8,000); and

•	multiplying such amount ($4,000 divided by $8,000, or .5) times the amount of the partial surrender ($2,000).

Your minimum guaranteed death benefit before the partial surrender ($4,000) would be reduced by the amount necessary ($1,000) to reflect the partial surrender which would result in a new minimum guaranteed death benefit of $3,000.

Example 3 - Assume you make a $4,000 partial surrender in the second Contract Year of the second six (6) Contract Year period. Assume further that you have made $1,000 in total Purchase Payments since the end of the first six (6) Contract Year period, that your Contract Accumulation Value is $10,000 and that the minimum guaranteed death benefit at the start of the second six (6) Contract Year period is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $3,600, which is calculated by:

•	dividing the minimum guaranteed death benefit immediately before the partial surrender of $9,000 ($8,000 for the minimum guaranteed death benefit at the end of the last six (6) Contract Year period plus $1,000 in Purchase Payments made since the end of the last six (6) Contract Year period) by Accumulation Value at that time ($10,000); and

•	multiplying such amount ($9,000 divided by $10,000, or .9) times the amount of the partial surrender ($4,000).

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Your minimum guaranteed death benefit before the partial surrender ($9,000) would be reduced by the amount necessary ($3,600) to reflect the partial surrender which would result in a new minimum guaranteed death benefit of $5,400.

3% Guaranteed Death Benefit Rider

The 3% guaranteed death benefit is equal to (a) your total Purchase Payments, (b) less reductions to reflect any partial surrenders and systematic withdrawals, (c) plus interest at an annual effective rate of 3%. In no event will the 3% guaranteed death benefit exceed 200% of the net of Purchase Payments reduced by any partial surrenders and systematic withdrawals. Interest will accrue to the earlier of the date we receive proof of death; or

(1)	the day of the oldest Contract Owner’s 85th birthday; or

(2)	if the Contract Owner is a not a natural person, the oldest Annuitant’s 85th birthday.

After the 85th birthday of the oldest Owner, or if the Contract Owner is not a natural person, the oldest Annuitant, we will only adjust the 3% guaranteed death benefit for subsequent Purchase Payments, and for reductions to reflect subsequent partial surrenders or systematic withdrawals.

5% Guaranteed Death Benefit Rider

The 5% guaranteed death benefit is calculated in the same manner as the 3% guaranteed death benefit except that the interest is accrued at an annual effective rate of 5%, instead of 3%.

We expect to pay the death benefit in a lump sum to the beneficiary named in the Contract within seven (7) business days of receipt of proof of death in proper form.

In lieu of payment in a lump sum, you can elect that the death benefit be applied under one of the annuity options described in the “Annuity Options” provision in the “Distributions During the Annuity Period” section of this Prospectus. If you do not make such election, the beneficiary can do so. The person selecting the annuity option settlement may also designate contingent beneficiaries to receive any amounts due after death of the first beneficiary. The manner in which annuity payments to the beneficiary are determined and may vary, are described below under the subsection “Distributions During the Annuity Period.”

DISTRIBUTIONS DURING THE ANNUITY PERIOD

We will pay a monthly income benefit to the Annuitant beginning on the Annuity Date provided the Annuitant is still living. All or part of any amount payable at the Annuity Date may be applied to any of the annuity options. We will discharge in a single sum any liability under an assignment of the Contract and any applicable federal, state, municipal or other taxes, fees or assessments based on or predicated on the Purchase Payments which have not otherwise been deducted or offset. The remaining amount is the net sum payable. The minimum amount that we will apply to an Annuity Option is $5,000. No election can be made unless such election would produce an initial annuity payment of at least $100. Fixed basis income payment and variable basis income payment options are available. Our consent is required for any payment to a corporation, association, partnership, or trustee. Once an annuity payment is made, the annuity option cannot be changed to another annuity option.

Election of Annuity Option

•	Non-Qualified Contracts – The form of annuity is elected in the application. A Contract cannot be purchased after the Annuitant’s age 85 and annuity payments must begin no later than Annuitant’s age 95. If you have not elected an annuity option, we will begin fixed basis payments at age 95 under Option 2, Life Annuity with 120 monthly payments certain. (See the “Federal Tax Matters” section of this Prospectus.)

•

Qualified Contracts – The form of annuity is elected in the application. A Contract cannot be purchased after age 85. Generally, under the Internal Revenue Code, annuity payments must begin no later than April 1st of the calendar year following the calendar year in which the Annuitant reaches 70 1⁄2 or retires. If you

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have not elected an annuity option, we will begin fixed basis payments under Option 2, Life Annuity with 120 monthly payments certain. (See the “Federal Tax Matters” section of this Prospectus.)

Annuity Options

The following annuity options are available.

•	Option 1 - Life Annuity – Annuity payment payable monthly, during the lifetime of an individual, ceasing with the last annuity payment due before the death of the individual. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one (1) annuity payment if death occurred before the due date of the second annuity payment, two (2) if death occurred before the third annuity payment date, etc.

•	Option 2 - Life Annuity with ten (10) or twenty (20) Years Certain and Life Thereafter – An annuity payable monthly during the lifetime of an individual with payments made for a period certain of not less than ten (10) or twenty (20) years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain upon the death of the individual.

•	Option 3 - Unit Refund Life Annuity – This option is available on variable basis income payment only. An annuity payable monthly during the lifetime of an individual with annuity payments made for a period certain not less than the number of months determined by dividing (1) the amount applied under this option by (2) the amount of the first monthly annuity payment. This option guarantees that the Annuity Units, but not the dollar value applied under this payout, will be repaid to the payee or his beneficiary.

•	Option 4 - Joint and Survivor Annuity – An annuity payable monthly during the joint lifetime of two (2) named individuals and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due before the survivor’s death. It would be possible under this option for only (1) one annuity payment to be made if both individuals under the option died before the second annuity payment date, or only two (2) annuity payments if both died before the third annuity payment date, etc.

•	Option 5 - Installment Payments, Fixed Period – An amount payable monthly, for a fixed number of years not exceeding thirty (30). Fixed basis annuity payments will include interest at the effective rate of 2.5% per year.

•	Option 6 - Equal Installment Payments, Fixed Amount – An amount payable in equal monthly installments (not less than $6.25 per $1,000 applied) until the amount applied, adjusted by Subaccount investment results (variable basis payments) or interest at an effective rate of 2.5% per year (fixed basis payments), is exhausted. The final annuity payment will be the remaining balance.

•	Option 7 - Deposit Option - This option is available on a fixed basis payment only. The amount due may be left on deposit with us for placement in the General Account with interest at the rate of not less than 2.5% per year. Interest will be paid annually, semiannually, quarterly or monthly as elected.

•	Other Annuity Forms - May be agreed upon.

At any time, any amount remaining under Option 5, 6, or 7 may be withdrawn or, if that amount is at least $5,000, may be applied under any one (1) of the first four (4) options. In no case may payments under Option 1, 2, 3 or 4, be commuted. Under Option 5 and 6, you will receive the present value of any remaining payments using a discount rate equal to the effective interest rate used to compute the benefit plus 1%. For Option 7, you will receive the remaining balance.

The lump sum payment requested will be paid within seven (7) days of receipt of the request at our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574 based on the value computed on the next Valuation Date after receipt of the request.    NOTE: Effective June 1, 2017, the mailing address will be P. O. Box 1893, Galveston, Texas 77553-1893. If the beneficiary dies while receiving annuity payments certain under Option 2, 3, 5, or 6 above, the present value of any remaining certain payments will be paid in a lump sum to the estate of the beneficiary. If the beneficiary dies after Option 7 has started, the balance held by us will be paid to the beneficiary’s estate.

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Value of Variable Basis Annuity Payments

If you elect variable basis payments, the dollar amount of the first variable basis payment will depend on the annuity purchase rates described in your Contract for the annuity option you choose. These rates vary based on the Annuitant’s attained age at settlement and if applicable, gender, and if applicable, upon the attained age at settlement and gender of a second person you designate. Under such table, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable basis payment will be. As provided in your Contract and as explained below we may adjust the age used to determine payments. After your first payment, the dollar amount of your payments will vary based on the investment performance of the Subaccount(s) you invest in and the Contract’s assumed interest rate.

Assumed Investment Rates

The assumed investment rate is an assumption we make regarding the investment performance of the Subaccounts you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 2.5%.

The annuity tables in the Contract used to calculate the annuity payments are based on an “assumed investment rate” of 2.5%. If the actual investment performance of the particular Subaccount selected is such that the net investment return is 2.5% per annum, the annuity payments will be as shown in the tables. If the actual net investment return exceeds 2.5%, the annuity payments will be higher than as shown in the tables. If the actual net investment return is less than 2.5%, the annuity payments will be lower than in the tables.

In other words, if the annualized investment performance after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 2.5%, then the dollar amount of your variable basis income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 2.5%, then the dollar amount of your income payment will increase.

At your election, where state law permits, an immediate annuity Contract may provide annuity benefits based on an assumed investment rate other than 2.5%. The annuity rates for immediate annuity Contracts are available upon request to us.

On the Annuity Date the net sum payable is applied and we determine the number of your Annuity Units for each Subaccount you select. The number of Annuity Units will not change unless you make a transfer. On the Annuity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable basis income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount on the date the income payment is calculated.

Following the Annuity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

a)	is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

b)	is an assumed interest rate factor equal to .99993235 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one (1) plus the assumed investment rate of 2.5%. We may offer a plan that has a different assumed investment rate. If we do, the assumed investment rate factor we use in (b) above would change.

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Annuity Provisions

We determine non-qualified life contingent annuity payments based on the Annuity 2000 Mortality Table and 2.5% interest which reflects the age and sex of the Annuitant and the type of annuity option selected. The attained age at settlement will be adjusted downward by one (1) year for each full five (5) year period that has elapsed since January 1, 2000. The annuity payment will also vary with the investment performance of Portfolios you choose.

We determine qualified life contingent annuity payments based on the Annuity 2000 Mortality Table (50% male and 50% female blend) and 2.5% interest which reflects the age of the Annuitant and type of annuity option selected and will vary with the investment performance of Portfolios you choose. The attained age at settlement will be adjusted downward by one (1) year for each full five (5) year period that has lapsed since January 1, 2000. The effect of this adjustment is a reduction in the annuity payment provided.

THE COMPANY, SEPARATE ACCOUNT, AND FUNDS

American National Insurance Company

The Company is a stock life insurance company chartered in 1905 in the State of Texas. We write individual and group life and accident and health insurance and annuities. Our Home Office is located in the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7947. The Libbie Shearn Moody Trust owns approximately 37% of the outstanding stock of American National Insurance Company. The Moody Foundation, which has an approximately 79% contingent remainder interest in the Libbie Shearn Moody Trust, owns approximately 23% of the outstanding stock of American National Insurance Company.

We are regulated by the Texas Department of Insurance and are subject to the insurance laws and regulations of other states where we operate. Each year, we file a National Association of Insurance Commissioners convention blank with the Texas Department of Insurance. Such convention blank covers our operations and reports on our financial condition and the Separate Account’s financial condition as of December 31 of the preceding year. Periodically, the Texas Department of Insurance examines and certifies the adequacy of the Separate Account’s and our liabilities and reserves. Obligations under the Contract are our obligations.

The Separate Account

We established the Separate Account under Texas law on July 30, 1991. The Separate Account’s assets are held exclusively for the benefit of persons entitled to payments under Variable Annuity Contracts issued by us. We are the legal holder of the Separate Account’s assets and will cause the total market value of such assets to be at least equal to the Separate Account’s reserve and other Contract liabilities. Such assets are held separate and apart from our General Account assets. We maintain records of all purchases and redemptions of shares of Portfolios by each of the Subaccounts. Liabilities arising out of any other business we conduct cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account’s assets, is credited to or charged against the Separate Account without regard to income, gains or losses arising out of other business that we conduct. However, if the Separate Account’s assets exceed its liabilities, the excess is available to cover the liabilities of our General Account.

The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of management or investment policies or practices. There are numerous Subaccounts within the Separate Account available to Contract Owners and each invests only in a corresponding Portfolio.

The Separate Account is not our only Separate Account that invests in the Portfolios. Other Separate Accounts, including those funding other Variable Annuity Contracts, variable life insurance policies and other insurance company variable Contracts and retirement plans, invest in some of the Portfolios. We do not believe this results in any disadvantages to you. However, there is a theoretical possibility that a material conflict of interest could arise with Owners of variable life insurance policies and Owners of other Variable Annuity Contracts whose values are allocated to other Separate Accounts investing in the Portfolios. There is also a theoretical possibility that a material conflict could arise between the interests of Contract Owners or

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Owners of other Contracts and the retirement plans or their participants which invest in the Portfolios. If a material conflict arises, we will take any necessary steps, including removing the Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, to take in response to those events or conflicts. See the accompanying prospectuses for the Portfolios for more information.

The Funds

Each Subaccount invests in shares of a corresponding Portfolio of a Fund. Before investing in any of the Subaccounts, the accompanying prospectuses for the Portfolios should be read in conjunction with this Prospectus. The prospectuses contain a full description of the Funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation. You may obtain a copy of these prospectuses by calling 1-800-306-2959, or writing to American National Variable Contracts Department,    P. O. Box 9001, League City, Texas 77574.    NOTE: Effective June 1, 2017, the mailing address will be P. O. Box 1893, Galveston, Texas 77553-1893. If mail is addressed differently, there may be delays in the processing of requested transactions. The investment objectives of each Portfolio are stated below.

FUND: THE ALGER PORTFOLIOS CLASS I-2 SHARES ADVISER: FRED ALGER MANAGEMENT, INC.
Subaccount investing in:	Investment objective:
Alger Small Cap Growth Portfolio*	seeks long-term capital appreciation
Alger Large Cap Growth Portfolio	seeks long-term capital appreciation
Alger Mid Cap Growth Portfolio	seeks long-term capital appreciation
Alger Capital Appreciation Portfolio	seeks long-term capital appreciation
Alger Growth & Income Portfolio	seeks to provide capital appreciation and current income
Alger Balanced Portfolio	seeks current income and long-term capital appreciation
*Not available for investment for contracts issued on or after July 1, 2007.

FUND: FEDERATED INSURANCE SERIES ADVISER: FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA IS THE ADVISER FOR FEDERATED KAUFMANN FUND II
Subaccount investing in:	Investment objective:
Federated Kaufmann Fund II – Primary Shares Subadvised by: Federated Global Investment Management Corp.	seeks capital appreciation

FUND:FEDERATEDINSURANCE SERIES

ADVISER:   FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.; FEDERATED INVESTMENT MANAGEMENT COMPANY AND FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA IS THE ADVISER FOR FEDERATED MANAGED VOLATILITY FUND II

Subaccount investing in:	Investment objective:
Federated Managed Volatility Fund II	seeks to achieve high current income and moderate capital appreciation

FUND:         FEDERATED INSURANCE SERIES

ADVISER:   FEDERATED INVESTMENT MANAGEMENT COMPANY IS THE ADVISER FOR FEDERATED HIGH INCOME BOND FUND II, FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II AND FEDERATED QUALITY FUND II

Subaccount investing in:	Investment objective:
Federated High Income Bond Fund II – Primary Shares	seeks high current income
Federated Fund for U.S. Government Securities II	seeks to provide current income
Federated Quality Bond Fund II – Primary Shares	seeks to provide current income

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FUND: FIDELITY VARIABLE INSURANCE PRODUCTS SERVICE CLASS 2 ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY
Subaccount investing in:	Investment objective:
VIP Government Money Market Portfolio subadvised by:	seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity Investments Money Management, Inc.
Fidelity Research & Analysis Company
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
VIP Mid Cap Portfolio subadvised by:	seeks long-term growth of capital
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited, FMR Co., Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
FMR Co., Inc.
VIP Index 500 Portfolio	seeks investment results that correspond to the total return of common stocks publicly traded in the U.S., as represented by the Standard & Poor’s 500SM Index (S&P 500®)
Subadvised by:
Geode Capital Management
FMR Co., Inc.
VIP Contrafund® Portfolio	seeks long-term capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.

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Subaccount investing in:	Investment objective:
VIP Growth Opportunities Portfolio	seeks to provide capital growth
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Equity-Income Portfolio	seeks reasonable income and will also consider the potential for capital appreciation. The Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500®
subadvised by:
FMR Co., Inc.
VIP Investment Grade Bond Portfolio	seeks as high a level of current income as is consistent with the preservation of capital subadvised by:
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Money Management, Inc.
VIP Growth & Income Portfolio	seeks high total return through a combination of current income and capital appreciation.
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Value Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Value Strategies Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.

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FUND: AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) – SERIES I SHARES ADVISER: INVESCO ADVISERS, INC.
Subaccount investing in:	Investment objective:

Invesco V.I. Global Health Care Fund	seeks long-term growth of capital
Invesco V.I. Small Cap Equity Fund	seeks long-term growth of capital
Invesco V.I. Managed Volatility Fund	seeks both capital appreciation and current income while managing portfolio volatility.
Invesco V.I. Mid Cap Growth Fund	seeks capital growth
Invesco V.I. Diversified Dividend Fund	seeks reasonable current income and long-term growth of income and capital
Invesco V.I. Technology Fund	seeks long-term growth of capital
Invesco V.I. Global Real Estate Fund	seeks total return through growth of capital and current income.
Subadvisor(s): Invesco Canada Ltd.; Invesco Asset Management Limited.

FUND: MFS® VARIABLE INSURANCE TRUST (“VIT”) MFS® VARIABLE INSURANCE TRUST II (“VIT II”) ADVISER: MASSACHUSETTS FINANCIAL SERVICES COMPANY
Subaccount investing in:	Investment objective:
MFS Core Equity Portfolio (VIT II)	seeks capital appreciation
MFS Growth Series (VIT)	seeks capital appreciation
MFS Research Series (VIT)	seeks capital appreciation
MFS Investors Trust Series (VIT)	seeks capital appreciation

                     T. ROWE PRICE

ADVISER:   T. ROWE PRICE ASSOCIATES, INC. IS RESPONSIBLE FOR SELECTION AND MANAGEMENT OF THE PORTFOLIO INVESTMENTS OF T. ROWE PRICE EQUITY SERIES, INC. AND THE T. ROWE PRICE FIXED INCOME SERIES, INC.

ADVISER:   T. ROWE PRICE ASSOCIATES, INC., ADVISER, AND T. ROWE PRICE INTERNATIONAL, INC. AND T. ROWE PRICE SINGAPORE PRIVATE LTD., SUB-ADVISERS, ARE RESPONSIBLE FOR SELECTION AND MANAGEMENT OF THE PORTFOLIO INVESTMENTS OF T. ROWE PRICE INTERNATIONAL SERIES, INC.

FUND:         T. ROWE PRICE EQUITY SERIES, INC.

Subaccount investing in:	Investment objective:
T. Rowe Price Equity Income Portfolio	seeks to provide a high level of dividend income and long-term capital growth primarily through investments in the common stocks
T. Rowe Price Mid-Cap Growth Portfolio*	seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth

FUND: T. ROWE PRICE FIXED INCOME SERIES, INC.
Subaccount investing in:	Investment objective:
T. Rowe Price Limited-Term Bond Portfolio	seeks a high level of income consistent with moderate fluctuations in principal value

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FUND: T. ROWE PRICE INTERNATIONAL SERIES, INC.
Subaccount investing in:	Investment objective:
T. Rowe Price International Stock Portfolio	seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies

*Not available for investment in Contracts issued on or after May 1, 2004.

The Funds, their managers, or affiliates thereof, may make payments to American National and/or its affiliates in connection with certain administrative, marketing and other services that we (and our affiliates) provide and the expenses that we incur. These payments may be derived, in whole or in part, from “Rule 12b-1” fees deducted from Fund assets and/or from the profits the investment advisor or sub-advisor receives from the advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees. The amount of these payments may be substantial, may vary between Funds and Portfolios, and generally are based on a percentage of the assets in the Funds that are attributable to the Contracts and other variable insurance products issued by American National. American National may use these payments for any corporate purpose, including payment of expenses that American National and/or its affiliates incur in promoting, marketing, and administering the Contracts, and, in its role as an intermediary to the Funds. American National and its affiliates may profit from these payments.

During 2016, we received the following amounts with respect to the following Funds:

Fund	Amount We Received
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	$90,650
The Alger Fund	109,922
Fidelity Variable Insurance Products	856,257
Federated Insurance Series	97,263
MFS Variable Insurance Trust	20,711
T. Rowe Price	183,512

During 2017, we expect to receive the following percentages of the Accumulation Value under the Contracts that are invested in each Fund:

Fund	Percentage We Anticipate Receiving
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	.15%
The Alger Fund	.25%
Fidelity Variable Insurance Products	.40%
Federated Insurance Series	.25%
MFS Variable Insurance Trust	.15%
T. Rowe Price Funds	.15%

The Portfolios are sold only to Separate Accounts of insurance companies offering Variable Annuity and variable life insurance Contracts and, in some cases, to certain qualified pension and retirement plans. The Portfolios are not sold to the general public and should not be mistaken for other Portfolios offered by the same sponsor or that have similar names.

Voting Rights

Since we are the legal holder of the Portfolio shares in the Separate Account, we have the right to vote such shares at shareholders’ meetings. To the extent required by law, we will vote in accordance with instructions from Contract Owners. The number of votes for which a Contract Owner has the right to provide instructions will be determined as of the record date selected by the Fund. We will furnish you proper forms, materials, and reports to enable you to give us instructions if you choose.

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The number of shares of a Portfolio for which you can give instructions is determined by dividing the Accumulation Value held in the corresponding Subaccount by the net asset value of one (1) share in such Portfolio. Fractional shares will be counted. Shares of a Portfolio held in a Subaccount for which you have not given timely instructions and other shares held in a Subaccount will be voted by us in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Portfolios in our own right.

Changes in Investment Options

We may establish additional Subaccounts, which would invest in additional Portfolios chosen by us. We may also, from time to time, discontinue the availability of existing Subaccounts. If we do, we may, by appropriate endorsement, make such changes to the Contract as we believe are necessary or appropriate. In addition, if a Subaccount is discontinued, we may redeem shares in the corresponding Portfolio and substitute shares of another Portfolio. We will not do so, or make other changes without prior notice to you and without complying with other applicable laws. Such laws may require approval by the SEC and the Texas Department of Insurance.

If we deem it to be in your best interest, and subject to any required approvals, we may combine the Separate Account with another of our Separate Accounts.

Fixed Account

Before the Annuity Date, you can allocate all or a portion of your Purchase Payments to the Fixed Account. In addition, if you participate in our Fixed Account dollar cost averaging program, you may designate amounts to be held in dollar cost averaging Fixed Account options. Subject to certain limitations, you can also transfer Accumulation Value from the Subaccounts to the Fixed Account. Transfers from the Fixed Account and from either of the dollar cost averaging Fixed Account options to the Subaccounts are restricted. (See the “Transfers” and the “Special Programs” provisions in the “Contract” section of this Prospectus.)

Purchase Payments allocated to and transfers from a Subaccount to the Fixed Account are placed in our General Account. Purchase Payments allocated to one of the dollar cost averaging Fixed Account options are placed in our General Account. We have sole discretion regarding the investment of and bear the investment risk with respect to the assets in our General Account. You bear the risk that the Fixed Account declared rate would fall to a lower rate after the expiration of a declared rate period. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the “33 Act”) and the General Account has not been registered as an investment company under the Investment Company Act of 1940 (the “40 Act”). Accordingly, neither the General Account nor any interest therein is generally subject to the provisions of the 33 Act or the 40 Act. We understand that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account or any of the dollar cost averaging Fixed Account options portion of the Contract. However, disclosures regarding the Fixed Account or any of the dollar cost averaging Fixed Account options portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

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FEDERAL TAX MATTERS

The Following Discussion Is General and Is Not Tax Advice

Introduction

The following summary describes some of the federal income tax rules that apply to a Contract. This summary is not complete and does not cover all tax situations. Special tax rules, not discussed here, may apply to certain individuals. This discussion is not tax advice. You should consult a competent tax adviser for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not know if these laws will change or how the Internal Revenue Service (the “IRS”) will interpret them. Moreover, the discussion below does not consider any applicable state or other tax laws. We have included additional discussion regarding taxes in the Statement of Additional Information.

Tax Status of the Contracts

The following discussion assumes that the Contract will qualify as an annuity Contract for federal income tax purposes. The Statement of Additional Information explains the requirements for qualifying as an annuity Contract.

Taxation of Annuities in General

If you are a natural person, you generally will not be taxed on increases in the Accumulation Value until you receive payments under the Contract. Any distribution of payments, including a full or partial surrender of a Contract, may subject you to income tax. If you assign or pledge (or agree to assign or pledge) any portion of a Contract’s Accumulation Value, this generally will be considered a distribution of payments to you and may be taxable.

Corporations, partnerships, trusts, and other entities that own a Contract generally must include in income increases in the excess of the Accumulation Value over the investment in the Contract. There are some exceptions to this rule and such a prospective Contract Owner should discuss these with a tax adviser.

The “investment in the contract” generally equals the amount, if any, of Purchase Payments paid with after-tax dollars (that is, Purchase Payments that were not excluded from the individual’s gross income) less any amounts withdrawn that were not taxable.

The following discussion applies to Contracts owned by natural persons.

Withdrawals

If you make a partial surrender from a Non-Qualified Contract (including Systematic Withdrawals), the amount received will be taxed as ordinary income, up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Contract at that time. In the case of a full surrender under a Non-Qualified Contract, the amount received generally will be taxable as ordinary income to the extent it exceeds the investment in the Contract.

Penalty Tax

For all distributions from Non-Qualified Contracts, there is a federal tax penalty equal to 10% of the amount treated as taxable income. However, in general, there is no penalty tax on distributions:

•	made after the taxpayer reaches age 591/2;

•	made because of the death of the Contract Owner;

•	attributable to the taxpayer becoming disabled; or

•	made as part of a series of substantially equal periodic payments for the life, or life expectancy, of the taxpayer.

There are other exceptions and special rules may apply to the exceptions listed above. You should consult a tax adviser with regard to exceptions from the penalty tax.

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Annuity Payments

Although the tax consequences may vary depending on the annuity payment method elected under the Contract, generally only the portion of the annuity payment that represents the amount by which the Accumulation Value exceeds the investment in the Contract will be taxed.

•	For Variable Annuity payments, in general the taxable portion of each annuity payment is determined by a formula which establishes a specific non-taxable dollar amount of each annuity payment. This dollar amount is determined by dividing the investment in the Contract by the total number of expected annuity payments.

•	For fixed annuity payments, in general there is no tax on the portion of each annuity payment which reflects the ratio that the investment in the Contract bears to the total expected value of annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable.

In all cases, after the investment in the Contract is recovered, the full amount of any additional annuity payments is taxable.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are taxable to the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or

•	if distributed under an annuity option, they are taxed in the same way as annuity payments, as described above.

Transfers or Assignments of a Contract

A transfer or assignment of a Contract, the designation of certain Annuitants, or the selection of certain Annuity Dates may result in tax consequences that are not discussed herein. You should consult a tax advisor as to the tax consequences of any such transaction.

Required Distributions

In order to be treated as an annuity Contract for federal income tax purposes, the Code requires any Non-Qualified annuity Contract to contain certain provisions concerning how an interest in the Contract is distributed on the Owner’s death. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We may modify the Contracts if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Withholding

Annuity distributions generally are subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions. Withholding is mandatory for certain Qualified Contracts.

Multiple Contracts

All Non-Qualified, deferred annuity Contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one (1) annuity Contract for purposes of determining the amount includible in income when a taxable distribution occurs. In addition, there may be other situations in which the U.S. Treasury Department may conclude that it would be appropriate to aggregate two (2) or more annuity Contracts purchased by the same Owner (it has authority to issue regulations on aggregating multiple Contracts). Accordingly, you should consult a tax advisor before purchasing more than one (1) annuity Contract.

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Exchanges

Section 1035 of the Internal Revenue Code (the “Code”) provides generally for tax-free exchanges of one (1) annuity Contract for another. A number of special rules and procedures apply to section 1035 exchanges. Anyone wishing to take advantage of section 1035 should consult a tax advisor.

Taxation of Qualified Contracts

The Qualified Contracts are designed for retirement plans that qualify for special income tax treatment under Sections 401(a), 403(b), 408, or 457 of the Code. Certain requirements apply to the purchase of a Qualified Contract and to distributions therefrom in order for you to receive favorable tax treatment. The following discussion assumes that Qualified Contracts qualify for the intended special federal income tax treatment.

The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. In general, adverse tax consequences may result from:

•	contributions made in excess of specified limits;

•	distributions received prior to age 59 1⁄2 (subject to certain exceptions);

•	distributions that do not conform to specified commencement and minimum distribution rules;

•	aggregate distributions in excess of a specified annual amount; and

•	contributions or distributions made in other circumstances.

The terms and conditions of the retirement plans may limit the rights otherwise available to you under a Qualified Contract. You are responsible for determining that contributions, distributions, and other transactions with respect to a Qualified Contract comply with applicable law. If you are considering purchasing an annuity Contract for use with any qualified retirement plan, you should get legal and tax advice.

Distributions from Qualified Contracts

Annuity payments from Qualified Contracts are generally taxed in the same manner as under a Non-Qualified Contract. When a withdrawal from a Qualified Contract occurs, all or some of the amount received is taxable. For Qualified Contracts, the investment in the Contract can be zero; in that case, the full amount of all distributions would be taxable. Distributions from certain qualified plans are generally subject to mandatory withholding.

For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must begin by the later of April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant): (a) reaches age 70 1⁄2; or (b) retires. Distributions must be made in a specified form and manner. If the participant is a “five percent (5%) owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant) reaches age 70 1⁄2. For Individual Retirement Annuities (IRAs) described in Section 408 of the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant) reaches age 70 1⁄2.

❑	Corporate and Self-Employed Pension and Profit Sharing Plans - Section 401(a) of the Code permits employers to establish retirement plans for employees and permits self-employed individuals to establish retirement plans for themselves and their employees. Adverse tax or other legal consequences to the plan, to the Plan Participant, or to both may result if this Contract is purchased by a 401(a) plan and later assigned or transferred to any individual. Employers intending to use the Contract with such plans should consult a tax advisor.

❑	Tax Sheltered Annuities - Under Code Section 403(b), public school systems and certain tax-exempt organizations may purchase annuity Contracts for their employees. Generally, payments to Section 403(b) annuity Contracts will be excluded from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. Under Section 403(b) annuity Contracts, the following amounts may only be distributed upon death of the employee, attainment of age 59 1⁄2, and separation from service, disability, or financial hardship:

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(a)	salary reduction contributions made in years beginning after December 31, 1988;

(b)	earnings on those contributions; and

(c)	earnings in such years on amounts held as of the last year beginning before January 1, 1989.

In	addition, income attributable to elective contributions may not be distributed in the case of hardship.

❑	Individual Retirement Annuities - Section 408 of the Code permits certain eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA.” Section 408 of the Code limits the amount, which may be contributed to an IRA each year to the lesser of a specified dollar amount for the year or 100% of the Contract Owner’s adjusted gross income. These contributions may be deductible in whole or in part depending on the individual’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1⁄2 (unless certain exceptions apply) are subject to a 10% penalty tax.

❑	Roth IRAs - Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (i) before age 59 1⁄2 (subject to certain exceptions) or (ii) during the five (5) taxable years starting with the year in which the first contribution is made to the Roth IRA.

❑	Deferred Compensation Plans - Section 457 of the Code provides for certain deferred compensation plans available with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. Under non-governmental plans, all amounts are subject to the claims of general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, distributions from a deferred compensation plan are prohibited unless made after the plan participant attains age 70 1⁄2, separates from service, dies, or suffers an unforeseeable financial emergency. Distributions under these plans are taxable as ordinary income in the year paid or made available. Adverse tax consequences may result from certain distributions that do not conform to applicable commencement and minimum distribution rules.

Possible Changes in Taxation

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means (such as U.S. Treasury Department regulations, Internal Revenue Service revenue rulings, and judicial decisions). It is possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser regarding such developments and their effect on the Contract.

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Other Tax Issues

Qualified Plans have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

“Eligible rollover distributions” from section 401(a), 403(b), and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

Other distributions from Qualified Plans generally are subject to withholding for the Plan Participant’s federal income tax liability. The withholding rate varies according to the type of distribution and the Participant’s tax status. The Participant will be provided the opportunity to elect not to have tax withheld from distributions.

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity Contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity Contract is transferred to, or a death benefit is paid to, an individual two (2) or more generations younger than the Participant. Regulations issued under the Code may require us to deduct the tax from the Contract, or from any applicable payment, and pay it directly to the IRS.

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity Contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity Contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity Contract purchase.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment of the group unallocated Contract. We make no guarantee regarding the tax status of the Contract and do not intend the above discussion as tax advice.

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INVESTMENT PERFORMANCE

Investment Performance information for the Subaccounts may appear in reports and advertising to current and prospective Contract Owners. The performance information is based on historical investment experience of the Subaccounts and the Portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Portfolio share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contract Owner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Subaccount’s returns, you should recognize that they are not the same as actual year-by-year results.

Some Subaccounts may also advertise yield. These measures reflect the income generated by an investment in the Subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load or Enhanced Death Benefit rider costs.

The Subaccount investing in the Fidelity VIP Government Money Market Portfolio may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Subaccount over a seven (7) day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.

DISTRIBUTION OF THE CONTRACT

Principal Underwriter

ANICO Financial Services, Inc. (“ANFS”), a subsidiary of American National Insurance Company, located at One Moody Plaza Suite 1423, Galveston, TX 77550, is the distributor and principal underwriter of the Contract. ANFS was organized under the laws of the State of Texas in 2010; is registered with the SEC under the Securities Exchange Act of 1934 (“1934 Act”) as a broker/dealer; and is a member of the Financial Industry Regulatory Authority (“FINRA”). More information about ANFS is available through FINRA BrokerCheck at http://www.finra.org or by calling 1-800-289-9999.

Sales of the Contracts

ANFS offers the Contracts through selling agreements with other broker/dealers registered under the 1934 Act to sell the Contracts (“selling brokers”). In order to satisfy the insurance regulations of the various states, such selling brokers usually maintain licensing as insurance agencies or include insurance agencies with which they are affiliated in the selling agreements. The selling brokers’ registered representatives are registered with FINRA and, as necessary, are licensed as insurance producers in the states in which they do business and are appointed by us.

On behalf of ANFS, we pay commissions associated with the promotion and sale of the Contracts to the selling brokers. The amount of the commission varies but is not expected to exceed approximately 7.0% of your aggregated purchase payments. We pay commissions either as a percentage of first year Purchase Payments or as a combination of a percentage of first year Purchase Payments and percentage of Accumulation Value in subsequent years. We may also pay other marketing related expenses associated with the promotion and sale of the Contracts.

The amount of commissions we pay may vary based on the options that are available under a Contract and on the optional benefits a Contract Owner elects when he or she purchases the Contract. We may offer a range

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of initial commission and persistency trail commission options (which may take into account, among other things, the length of time Purchase Payments have been held under the Contract, Accumulation Values and elected features and benefits).

When a Contract is sold through a selling broker, we pay the entire sales commission directly to the selling broker; the selling broker may retain a portion of the commission before it pays a commission or other compensation to the registered representative who sold the Contract. Commissions are paid to the selling brokers under their respective agreements with ANFS. ANFS passes through commissions it receives to the selling broker for their respective sales.

In addition to such commissions, we may pay dining or entertainment expenses for the selling brokers or their representatives. The selling brokers may from time to time invite us to participate in conferences sponsored by the selling broker. The selling broker typically requests that we pay a fee ranging from a nominal amount to $250,000 for our participation, but the amount actually paid is usually negotiated. In calendar year 2016, the actual fees paid ranged from $100 to $35,000, depending upon our level of participation in the conference. Finally, we may pay a selling broker an additional sales incentive contingent upon a specified level of qualifying premium of variable life insurance sales. Currently, we do not have selling brokers qualifying for such contingent incentives.

We intend to recover commissions, marketing, administrative and other expenses and costs of Contract benefits through fees and charges imposed under the Contracts. Commissions paid on the Contracts, including other sale incentives and marketing payments, are not charged directly to you or to your Accumulation Value but are taken into account when setting the levels of fees and charges that you do pay.

LEGAL PROCEEDINGS

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or on our ability to meet our obligations under the Contracts.

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FINANCIAL STATEMENTS

“The consolidated financial statements for the Company and its subsidiaries and the financial statements for the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-306-2959 or send a written request to:

American National Variable Contracts Department

P. O. Box 9001

League City, Texas 77574

NOTE: Effective June 1, 2017, the mailing address will be P. O. Box 1893, Galveston, Texas 77553-1893.

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STATEMENT OF ADDITIONAL INFORMATION

A Registration Statement describing the Contract has been filed with the Securities and Exchange Commission, under the Securities Act of 1933. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information concerning us, the Separate Account and the Contract offered. Statements contained in this Prospectus as to the terms of the Contract and other legal instruments are summaries. For the complete text of those Contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC’s website at http://www.sec.gov. The table of contents for the Statement of Additional Information follows:

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A Statement of Additional Information containing more detailed information about the Contract and the Separate Account is available free by writing us at the address below or by calling 1-800-306-2959.

“American National Variable Contracts Department

P. O. Box 9001

League City, Texas 77574”

NOTE: Effective June 1, 2017, the mailing address will be P. O. Box 1893, Galveston, Texas 77553-1893.

Form 4879	Rev 5-17

PART B

STATEMENT OF ADDITIONAL INFORMATION

FOR THE

WEALTHQUEST III VARIABLE ANNUITY

ISSUED BY

AMERICAN NATIONAL INSURANCE COMPANY

ONE MOODY PLAZA, GALVESTON TEXAS 77550-7947

1-800-306-2959

RELATING TO THE PROSPECTUS DATED MAY 1, 2017

Registrant

American National Variable Annuity Separate Account

One Moody Plaza

Galveston, Texas 77550-7947

Depositor

American National Insurance Company

One Moody Plaza

Galveston, Texas 77550-7947

Principal Underwriter

ANICO Financial Services, Inc. (ANFS)

One Moody Plaza, Suite 1423

Galveston, Texas 77550-7947

Independent Registered Public Accounting Firm

KPMG LLP

811 Main Street, Suite 4500

Houston, Texas 77002

This Statement of Additional Information dated May 1, 2017 expands upon subjects discussed in the prospectus for the Contract. You may obtain a copy of the prospectus dated May 1, 2017 by calling 1-800-306-2959, or writing to American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574. NOTE: Effective June 1, 2017, the mailing address will be P. O. Box 1893, Galveston, Texas 77553-1893. Terms used in the prospectus for the Contract are incorporated in this Statement. All terms not specifically defined in this Statement shall have the meaning set forth in the prospectus.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the Contract (“the Contract”).

Form 4879-SAI	Rev. 5-17

THE CONTRACT

The following information provides additional information about the Contract, supplements the description in the prospectus, and may be of interest to some Contract Owners.

COMPUTATION OF VARIABLE ANNUITY PAYMENTS

The amount of the first variable annuity payment to the Annuitant will depend on the following: the amount of Accumulation Value applied to effect the variable annuity as of the tenth day immediately preceding the date annuity payments commence; the amount of any premium tax owed (if applicable); the annuity option selected; and the age of the Annuitant. The Contract contains tables indicating the dollar amount of the first annuity payment under annuity options 1, 2, 4, and 5 for each $1,000 of Accumulation Value at various ages. These tables are based upon the Annuity 2000 Mortality Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate (“AIR”) of 2.5% per annum.

In any subsequent month, the dollar amount of the variable annuity payment is determined by multiplying the number of Annuity Units in the applicable Subaccount(s) by the value of such Annuity Unit on the tenth day preceding the due date of such payment. The Annuity Unit value will increase or decrease in proportion to the net investment return of the Subaccount(s) underlying the Variable Annuity since the date of the previous annuity payment, less an adjustment to neutralize the 2.5% or other AIR referred to above.

Therefore, the dollar amount of variable annuity payments after the first will vary depending on whether the net investment return is greater or less than the 2.5% (or other AIR) per annum. For example, assuming a 2.5% AIR, if Subaccounts underlying the Contract have a cumulative net investment return of 4% over a one (1) year period, the first annuity payment in the next year will be approximately 1.5 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Subaccount(s). If such net investment return is 1% over a one (1) year period, the first annuity payment in the next year will be approximately 1.5 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Subaccount(s).

ANNUITY UNIT VALUE

The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for shares of the corresponding Portfolio. The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit value and the amount of Variable Annuity payments.

Illustration: Calculation of Annuity Unit Value

Annuity of 120 monthly payments certain

1.	Annuity Unit value, beginning of period	$ .980000

2.	Net investment factor for period	1.001046

3.	Daily adjustment for 2.5% assumed investment rate
		.999932^30 = .99796

4.	(2) x (3)	.99900

5.	Annuity Unit value, end of period (1) x (4)	$ .97902

Illustration: Annuity Payments

Annuity of 120 monthly payments certain

1.	Number of Accumulation Units at Annuity Date	10,000.00
2.	Accumulation Unit value (10 days prior to date of first monthly payment)	$1.800000
3.	Accumulation Value of Contract (1) x (2)	$18,000.00
4.	First monthly annuity payment per $1,000 of net sum payable (assume equal to Accumulation Value)	$9.39
5.	First monthly annuity payment (3) x (4) / 1,000	$169.02
6.	Annuity Unit value (10 days prior to date of first monthly payment)	$.980000
7.	Number of Annuity Units (5) / (6)	172.469
8.	Assume Annuity Unit value for second month equal to	$.997000
9.	Second monthly annuity payment (7) x (8)	$171.95
10.	Assume Annuity Unit value for third month equal to	$.953000
11.	Third monthly annuity payment (7) x (10)	$164.36

SUMMARY

In conclusion, for a variable annuity the key element to pricing the annuity is unknown; there is no interest rate guarantee made and the payment amount will depend upon actual future results. The technique used to overcome this obstacle is the calculation of the premium for the annuity using an AIR. The initial Variable Annuity payment is based upon this premium; subsequent payments will increase or decrease depending upon the relationship between the AIR and the actual investment performance of Subaccounts to be passed on to the annuitant. Suppose the underlying Portfolio showed a monthly return of 1% after the first month, the payee’s second monthly payment would be (assuming thirty (30) days between payments and an initial annuity payment of $100):

$100 x [1.01/(1.025)30/365] = $100.80

The AIR methodology means that at each payment date the value in an annuity is updated to reflect actual investment results to date, but continued assumption of the AIR for the remainder of the Annuity Period.

EXCEPTIONS TO CHARGES

The surrender charges, mortality and expense risk fees and administrative charges may be reduced for, or additional amounts credited on, sales of Contracts to a trustee, employer, or similar entity representing a group where American National Insurance Company (“American National”) determines that such sales result in savings of sales or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of American National may be permitted to purchase Contracts with substantial reduction of the surrender charges, mortality and expense risk fees, or administrative charges.

The Contract may be sold directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of American National and its affiliated companies, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contracts, and spouses and immediate family members of the foregoing. If sold under these circumstances, a Contract may be credited with in part or in whole any cost savings resulting from the Contract being sold directly, rather than through an agent with an associated commission, but only if such credit will not be unfairly discriminatory to any person.

ASSIGNMENT

The Contract may be assigned by the Contract Owner except when issued to plans or trusts qualified under Section 403(b) or 408 of the Internal Revenue Code (“The Code”). 401(k) Contracts are also not assignable.

MINIMUM DISTRIBUTIONS PROGRAM

Under the Systematic Withdrawal Program, the Contract Owner can elect to participate in the “Minimum Distributions Program” by instructing American National to calculate and make minimum distributions that may be required if the Contract is used with a tax qualified plan. There is no charge to participate in the Minimum Distribution Program. American National calculates the minimum distribution assuming the minimum distribution amount is based solely on the value of the Contract Owner’s Contract. However, the required minimum distribution amounts applicable to the Contract Owner’s particular situation may depend on other annuities, savings, or investments of which American National is not aware, so that the required amount may be greater than the minimum distribution amount American National calculates based on the Contract Owner’s Contract. The Minimum Distributions Program is subject to all the rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. These rules are described below.

In order to participate in the Minimum Distributions Program, the Contract Owner must notify American National of such election in writing in the calendar year in which the Contract Owner attains age 70 1⁄2. If the Contract Owner is taking payments under the Systematic Withdrawal Program when the Minimum Distributions Program is elected, the existing Systematic Withdrawal Program will be discontinued.

American National will determine the amount that is required to be distributed from a Contract each year based on the information provided by the Contract Owner and elections made by the Contract Owner. The Contract Owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis, or on a joint life basis. American National calculates a required distribution amount each year based on the Internal Revenue Code’s minimum distribution rules.

The Minimum Distributions Program is based on American National’s understanding of the present federal income tax laws, as the Internal Revenue Service (“IRS”) currently interprets them. Numerous special tax rules apply to Contract owners whose Contracts are used with qualified plans. Contract Owners should consult a tax advisor before electing to participate in the Minimum Distributions Programs.

DISTRIBUTION OF THE CONTRACT

The Contracts are offered to the public through broker/dealers registered under federal securities laws and, as necessary, insurance agencies licensed under state insurance laws. The offering of the Contracts is continuous and we do not anticipate discontinuing the offering of the Contracts, however, we reserve the right to do so.

Pursuant to a Distribution and Administrative Services Agreement (the “Distribution Agreement”) with ANICO Financial Services, Inc. (“ANFS”), one of our subsidiaries, ANFS acts as the principal underwriter for distribution of the Contracts. ANFS’s home office is located at One Moody Plaza, Suite 1423, Galveston, TX 77550. ANFS offers the Contracts through selling agreements with other broker/dealers (“selling brokers”) registered under the Securities Exchange Act of 1934 (the “1934 Act”) to sell the Contracts. The selling brokers sell the Contracts through registered representatives. The registered representatives are registered with the Financial Industry Regulatory Authority (“FINRA”) and, as necessary, with the states in which they do business. Those registered representatives are also licensed as insurance producers in the states in which they do business and are appointed by us.

In connection with their activities as a Principal Underwriter, ANFS is responsible for:

●	Distribution of the Contracts;

●	Compliance with the requirements of any applicable state broker-dealer regulations and the 1934 Act;

●	Keeping correct records and books of account in accordance with Rules 17a-3 and 17a-4 of the 1934 Act; and

●	Training persons registered with ANFS

Pursuant to the Distribution Agreement and an Expense Sharing Agreement, we have agreed to provide ANFS service and facilities and to assume all expenses of ANFS in consideration of ANFS serving as principal underwriter for our variable products. Commissions are paid to the selling brokers under their respective agreements with ANFS. ANFS passes through commissions it receives to the selling broker for their respective sales.

WE PAID AGGREGATE COMMISSIONS OF $1,692,607 IN 2016, $1,762,901 IN 2015 AND $1,927,547 IN 2014 TO ANFS. FOR THE SALE OF VARIABLE LIFE POLICIES AND VARIABLE ANNUITY CONTRACTS BY ITS REGISTERED REPRESENTATIVES AND THE SELLING BROKERS. ANFS DID NOT RETAIN ANY OF THESE COMMISSIONS.

TAX MATTERS

Diversification Requirements. The Code requires that the investments underlying the Separate Account be “adequately diversified” in order for the Contracts to be treated as annuities for federal income tax purposes. We intend that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

In certain circumstances, the Contract Owners of variable annuity Contracts may be considered for federal income tax purposes to be the owners of the assets of the Separate Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners would be currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a Contract Owner to allocate Purchase Payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over the Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting a Contract.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, each non-qualified deferred annuity Contract must provide that:

(i)	if a Contract Owner dies on or after the Annuity Date but before the entire interest in the Contract has been distributed, the remaining interest in the Contract will be distributed at least as rapidly as under the distribution method that was used immediately before the Contract Owner died; and

(ii)	if a Contract Owner dies before the Annuity Date, the entire interest in the Contract will be distributed within five (5) years after the Contract Owner dies.

These requirements are considered satisfied as to any portion of the Contract Owner’s interest that is (i) payable as annuity payments which begin within one (1) year of the Contract Owner’s death, and (ii) which are made over the life of the Beneficiary or over a period not extending beyond the Beneficiary’s life expectancy.

If the Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner and no distribution is required.

Other rules may apply to Qualified Contracts.

RECORDS AND REPORTS

Reports concerning each Contract will be sent annually to each Contract Owner. Contract Owners will additionally receive annual and semiannual reports concerning the underlying funds and annual reports concerning the Separate Account. Contract Owners will also receive confirmations of receipt of Purchase Payments, changes in allocation of Purchase Payments and transfer of Accumulation Units.

PERFORMANCE

Performance information for any Subaccount may be compared, in reports and advertising to:

•	the Standard & Poor’s 500®Composite Stock Price Index (“S&P 500®”),

•	Dow Jones Industrial Average (“DJIA”),

•	Donoghue’s Money Market Institutional Averages;

•	other variable annuity Separate Accounts or other investment products tracked by Lipper Analytical Services, Lehman-Brothers, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets, and

•	the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Contact.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including:

•	the ranking of any Subaccount derived from rankings of variable annuity Separate Accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank Separate Accounts or other investment products on overall performance or other criteria, and

•	the effect of tax deferred compounding on a Subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Total Return (Standardized Performance)

Each Subaccount may state its total return or yield in sales literature and advertisements. Any statements of total return, yield, or other performance data of a Subaccount, other than yield quotations, will be accompanied by information on that Subaccount’s standardized total return for the most recent one (1), five (5), and ten (10) year periods or, if less, the period from the Subaccount’s inception of operation.

Total return quoted in advertising reflects all aspects of a Subaccount’s return, including the automatic reinvestment by the Separate Account of all distributions and any change in the Subaccount’s value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Subaccount over a stated period, and then calculating the annually-compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten (10) years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten (10) years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Subaccount’s performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a Subaccount.

Average annual total returns are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula prescribed by the Securities and Exchange Commission (“SEC”):

P(1+T)n = ERV

where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. Since the Contract is intended as a long-term product, the average annual total returns assume that no money was withdrawn from the Contract prior to the end of the period. Non-standardized total return is computed in a similar manner, except that different time periods and hypothetical initial payments may be used, and certain charges may not be reflected.

In addition to average annual returns, the Subaccounts may advertise un-averaged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations. Such performance information for the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

Total Return (Non-standard Performance)

From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as the average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered. Sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations, calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect except for the Surrender Charge.

YIELDS

Some Subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical 7-day periods. Current yield of a money market Subaccount will reflect the income generated over a 7-day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one (1) Accumulation Unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure will be carried to the nearest hundredth of a percent. Effective yield for a money market Subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one (1) from the result, according to the formula prescribed by the SEC:

Effective Yield = [(Base Period Return +1)365/7] - 1

Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield.

A 30-day yield for bond Subaccounts will reflect the income generated by a Subaccount over a 30-day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula prescribed by the SEC:

Yield = 2[([a – b]/cd + 1)6 - 1]

where a = net investment income earned by the applicable Portfolio, b = expenses for the period including expenses charged to the Contract Owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the period.

STATE LAW DIFFERENCES

Differences in state laws may require American National to offer a Contract in one or more states which is more favorable to a Contract Owner than that offered in other states.

SEPARATE ACCOUNT

The Separate Account will purchase and redeem shares of the Portfolios at net asset value. The net asset value of a share is equal to the total assets of the Portfolio less the total liabilities of the Portfolio divided by the number of shares outstanding.

American National will redeem shares in the Portfolios as needed to:

•	collect charges;

•	pay surrenders;

•	provide benefits; or

•	transfer assets from one Subaccount to another, or to the Fixed Account.

Any dividend or capital gain distribution received from a Portfolio will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

The Separate Account may include Subaccounts that are not available under the Contract. American National may from time to time discontinue the availability of some of the Subaccounts. If the availability of a Subaccount is discontinued, American National may redeem any shares in the corresponding Portfolio and substitute shares of another Portfolio of a registered open-end management company.

American National may also establish additional Subaccounts. Each new Subaccount would correspond to a Portfolio of a registered, open-end management company. American National would establish the terms upon which existing Contract Owners could purchase units of a new Subaccount.

If any of these substitutions or changes are made, American National may change the Contract by sending an endorsement. American National may:

•	operate the Separate Account as a management company,

•	de-register the Separate Account if registration is no longer required,

•	combine the Separate Account with other Separate Accounts,

•	restrict or eliminate any voting rights associated with the Separate Account, or

•	transfer the assets of the Separate Account relating to the Contracts to another Separate Account.

American National would, of course, not make any changes to the menu of Portfolios or to the Separate Account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contract Owners, the SEC, and state insurance regulatory authorities.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the funds sell their shares to the Separate Account contain varying provisions regarding termination. The following generally summarizes those provisions.

Fidelity Variable Insurance Products – Service class 2

All participation agreements for the Fidelity Funds provide for termination:

•	upon sixty (60) days advance written notice by any party;

•	by American National, with respect to any Fidelity Portfolio if American National determines that shares of such Fidelity Portfolio are not reasonably available to meet the requirements of the Contracts;

•	by American National, with respect to any Fidelity Portfolio if any of the shares of such Fidelity Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts;

•	by American National, with respect to any Fidelity Portfolio if such Fidelity Portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the Fidelity Funds may fail to so qualify;

•	by American National, with respect to any Fidelity Portfolio if such Fidelity Portfolio fails to meet the diversification requirements specified in the Fidelity participation agreement;

•	by the Fidelity Funds, or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•	by American National, upon a determination by American National that either the Fidelity Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•	by the Fidelity Funds, or the underwriter, forty-five (45) days after American National gives the Fidelity Funds and the underwriter written notice of American National’s intention to make another investment company available as a funding vehicle for the Contracts, if at the time such notice was given, no other notice of termination of the Fidelity participation agreement was then outstanding; or

•	upon a determination that a material irreconcilable conflict exists between the interests of the Contract Owners and other investors in the Fidelity Funds or between American National’s interests in the Fidelity Funds and the interests of other insurance companies invested in the Fidelity Funds.

T. Rowe Price

This participation agreement provides for termination:

•	upon six (6) months advance written notice by any party;

•	by American National, with respect to any T. Rowe Price Portfolio, if American National determines that shares of such T. Rowe Price Portfolio are not reasonably available to meet the requirements of the Contracts;

•	by American National, with respect to any T. Rowe Price Portfolio, if any of the shares of such T. Rowe Price Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts;

•	by the T. Rowe Price Funds or the underwriter, upon the institution of formal proceedings against American National by the SEC, FINRA, or any other regulatory body regarding American National’s duties under the T. Rowe Price participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of T. Rowe Price Funds shares, if the T. Rowe Price Funds or the underwriter determines that such proceedings will have a material adverse effect on American National’s ability to perform under the T. Rowe Price participation agreement;

•	by American National, upon the institution of formal proceedings against the T. Rowe Price Funds or the underwriter by the SEC, FINRA, or any other regulatory body, if American National determines that such proceedings will have a material adverse effect upon the ability of the T. Rowe Price Funds or the underwriter to perform its obligations under the T. Rowe Price participation agreement;

•	by American National, with respect to any T. Rowe Price Portfolio, if such T. Rowe Price Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the T. Rowe Price Funds may fail to so qualify;

•	by American National, with respect to any T. Rowe Price Portfolio, if such T. Rowe Price Portfolio fails to meet the diversification requirements specified in the T. Rowe Price participation agreement, or American National reasonably believes the T. Rowe Price Portfolio may fail to so comply;

•	by the T. Rowe Price Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•	by American National, upon a determination by American National, that either the T. Rowe Price Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•	by the T. Rowe Price Funds or the underwriter sixty (60) days after American National gives the T. Rowe Price Funds and the underwriter written notice of American National’s intention to make another investment company available as a funding vehicle for the Contracts, if, at the time such notice was given, no other notice of termination of the T. Rowe Price participation agreement was then outstanding; or

•	upon a determination that a material irreconcilable conflict exists between the Contract Owners and other investors in the T. Rowe Price Funds or between American National’s interests in the T. Rowe Price Funds and interests of other insurance companies invested in the T. Rowe Price Funds.

Federated Fund Insurance Series

This participation agreement provides for termination:

•	upon one-hundred-eighty days advance written notice by any party;

•	at American National’s option, if American National determines that shares of the Federated Portfolios are not reasonably available to meet the requirements of the Contracts;

•	at the option of the Federated Fund, or the underwriter, upon the institution of formal proceedings against American National by the SEC, FINRA, or any other regulatory body regarding American National’s duties under the Federated participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of Federated Fund shares;

•	at American National’s option, upon the institution of formal proceedings against the Federated Fund or the underwriter by the SEC, FINRA, or any other regulatory body;

•	upon a requisite vote of the Contract Owners to substitute shares of another fund for shares of the Federated Fund;

•	if any of the shares of a Federated Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts;

•	upon a determination by the Federated Fund that an irreconcilable conflict exists between the Contract Owners and other investors in the Federated Fund or between American National’s interests in the Federated Fund and the interests of other insurance companies invested in the Federated Fund;

•	at American National’s option if the Federated Fund or a Federated Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code; or

•	at American National’s option if the Federated Fund or a Federated Portfolio fails to meet the diversification requirements specified in the Federated participation agreement.

MFS Variable Insurance Trust

This participation agreement provides for termination:

•	upon six (6) months advance written notice by any party;

•	at American National’s option, to the extent the shares of any MFS Portfolio are not reasonably available to meet the requirements of the Contracts or are not “appropriate funding vehicles” for the Contracts, as determined by American National;

•	at the option of the MFS Fund, or the underwriter, upon the institution of formal proceedings against American National by the SEC, FINRA, or any other regulatory body regarding American National’s duties under the MFS participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of shares of the MFS Fund;

•	at American National’s option, upon the institution of formal proceedings against the MFS Fund by the SEC, FINRA, or any other regulatory body regarding the MFS Fund’s or the underwriter’s duties under the MFS participation agreement or related to the sale of shares of the MFS Fund;

•

at the option of any party, upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the MFS Fund, provided American National gives the MFS Fund and the underwriter thirty (30) days advance written notice of any proposed vote or other action taken to replace the shares of the MFS Fund;

•	by the MFS Fund or the underwriter, upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•	by American National upon a determination by American National that the MFS Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•	at the option of any party, upon another party’s material breach of any provision of the MFS participation agreement; or

•	upon assignment of the MFS participation agreement, unless made with the written consent of the parties to the MFS participation agreement.

The Alger Portfolios Class I-2 Shares

This participation agreement provides for termination:

•	upon six (6) months advance written notice by any party;

•	at American National’s option to the extent the shares of any Alger Portfolios are not reasonably available to meet the requirements of the Contracts or are not “appropriate funding vehicles” for the Contracts, as determined by American National;

•	at the option of the Alger Portfolios, or the underwriter, upon the institution of formal proceedings against American National by the SEC, FINRA, or any other regulatory body regarding American National’s duties under the Alger Portfolios participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of shares of the Alger Portfolios;

•	at American National’s option, upon the institution of formal proceedings against the Alger Portfolios by the SEC, FINRA, or any other regulatory body regarding the Alger Portfolios or the underwriter’s duties under the Alger Portfolios participation agreement or related to the sale of shares of the Alger Portfolios;

•	at the option of any party, upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the Alger Portfolios, provided American National gives the Alger Portfolios and the underwriter thirty (30) days advance written notice of any proposed vote or other action taken to replace the shares of the Alger Portfolios;

•	by the Alger Portfolios, or the underwriter, upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•	by American National, upon a determination, by American National that the Alger Portfolios or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•	at the option of any party, upon another party’s material breach of any provision of the Alger Portfolios participation agreement; or

•	upon assignment of the Alger Portfolios participation agreement, unless made with the written consent of the parties to the Alger Portfolios participation agreement.

Invesco Variable Insurance Funds

The AIM Funds participation agreement generally provides for termination:

●	Upon six (6) months advance written notice by any party, with or without cause; or

●	Upon ninety days advance written notice to the other party upon the institution of formal proceedings by the FINRA, the SEC or any state insurance regulator or any other regulatory body if the notifying party reasonably determines that such proceedings would have a material likelihood of imposing material adverse consequences; or

●	Upon two (2)-business-days advance written notice for certain specified reasons (i.e. for cause).

LEGAL MATTERS

Greer, Herz and Adams, LLP, General Counsel has reviewed various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Texas insurance law.

EXPERTS

The consolidated financial statements and schedules I to IV of American National Insurance Company and subsidiaries as of December 31, 2016 and 2015, and for each of the years in the three-year period ended December 31, 2016, and management’s assessment of the effectiveness of internal control over financial reporting as of December 31, 2016 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The audit report on the effectiveness of internal control over financial reporting as of December 31, 2016, expresses an opinion that American National Insurance Company did not maintain effective internal control over financial reporting as of December 31, 2016 because of the effect of material weaknesses on the achievement of the objectives of the control criteria and contains an explanatory paragraph that states that material weaknesses related to ineffective internal controls over the measurement and presentation of deferred income taxes, the recognition and disclosure of the amount of collateral under equity option derivative arrangements and the information and communication controls over these areas have been identified and included in management’s assessment.

Additionally the statement of net assets of the segregated subaccounts of American National Variable Annuity Separate Account as of December 31, 2016, and the related statements of operations for the year then ended and the related statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years, or the lesser periods, in the five-year period then ended have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of American National Insurance Company should be considered only as bearing on the ability of American National Insurance Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Report of Independent Registered Public Accounting Firm

The Board of Directors of American National Insurance Company and Policy Owners of American National Variable Annuity Separate Account:

We have audited the accompanying statement of net assets of Alger Balanced Portfolio - Class I-2, Alger Capital Appreciation Portfolio - Class I-2, Alger Growth & Income Portfolio - Class I-2, Alger Large Cap Growth Portfolio - Class I-2, Alger Mid Cap Growth Portfolio - Class I-2, Alger Small Cap Growth Portfolio - Class I-2, Federated Fund for U.S. Government Securities II, Federated High Income Bond Fund II - Primary Shares, Federated Kaufmann Fund II - Primary Shares, Federated Managed Volatility Fund II, Federated Quality Bond Fund II - Primary Shares, Fidelity VIP Asset Manager Portfolio - Initial Class, Fidelity VIP Asset Manager Portfolio - Service Class 2, Fidelity VIP Asset Manager Growth Portfolio - Initial Class, Fidelity VIP Balanced Portfolio - Initial Class, Fidelity VIP Contrafund Portfolio - Initial Class, Fidelity VIP Contrafund Portfolio - Service Class 2, Fidelity VIP Equity-Income Portfolio - Initial Class, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP Government Money Market Portfolio – Initial Class, Fidelity VIP Government Money Market Portfolio – Service Class 2, Fidelity VIP Growth - Initial Class, Fidelity VIP Growth and Income - Initial Class, Fidelity VIP Growth and Income - Service Class 2, Fidelity VIP Growth Opportunities Portfolio - Initial Class, Fidelity VIP Growth Opportunities Portfolio - Service Class 2, Fidelity VIP High Income - Initial Class, Fidelity VIP Index 500 Portfolio - Initial Class, Fidelity VIP Index 500 Portfolio - Service Class 2, Fidelity VIP Investment Grade Bond Portfolio - Initial Class, Fidelity VIP Investment Grade Bond Portfolio - Service Class 2, Fidelity VIP Mid Cap Portfolio - Initial Class, Fidelity VIP Mid Cap Portfolio - Service Class 2, Fidelity VIP Overseas Portfolio - Initial Class, Fidelity VIP Value Portfolio - Service Class 2, Fidelity VIP Value Strategies - Service Class 2, Invesco V.I. Diversified Dividend Fund - Series I, Invesco V.I. Global Health Care Fund - Series I, Invesco V.I. Global Real Estate Fund - Series I, Invesco V.I. Managed Volatility Fund - Series I, Invesco V.I. Mid Cap Growth Fund - Series I, Invesco V.I. Small Cap Equity Fund - Series I, Invesco V.I. Technology Fund - Series I, Lazard Retirement Emerging Markets Portfolio, Lazard Retirement Small-Mid Cap Portfolio, MFS Core Equity Portfolio - Initial Class, MFS Growth Series - Initial Class, MFS Investors Trust Series - Initial Class, MFS Research Series - Initial Class, T. Rowe Price Equity Income Portfolio, T. Rowe Price International Stock Portfolio, T. Rowe Price Limited-Term Bond Portfolio, T. Rowe Price Mid-Cap Growth Portfolio, Van Eck VIP Emerging Markets Fund - Initial Class, and Van Eck VIP Global Hard Assets Fund - Initial Class segregated subaccounts of American National Variable Annuity Separate Account (the Account) as of December 31, 2016, and the related statement of operations for the year then ended, and the related statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years, or the lesser periods, in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights referred to above are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016 by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned segregated subaccounts of American National Variable Annuity Separate Account as of December 31, 2016, and the results of their operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and their financial highlights for each of the years, or the lesser periods, in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Houston, Texas

April 27, 2017

American National Variable Annuity Separate Account

Statement of Net Assets

As of December 31, 2016

(Amounts in thousands except for unit and share information)

	Shares	NAV	Investments at cost	Investments at value	Unit Value	Units Outstanding

WealthQuest Variable Annuity II
Alger Balanced Portfolio - Class I-2	4,676	$15.32	$57	$72	$1.48	48,514
Alger Capital Appreciation Portfolio - Class I-2	350	67.11	24	23	1.62	14,524
Alger Growth & Income Portfolio - Class I-2	4,175	17.59	48	73	1.36	54,114
Alger Large Cap Growth Portfolio - Class I-2	2,322	52.63	99	122	1.23	99,434
Alger Mid Cap Growth Portfolio - Class I-2	18,983	19.70	282	374	1.57	237,586
Alger Small Cap Growth Portfolio - Class I-2	2,099	18.76	49	39	1.36	28,985
Federated Fund for U.S. Government Securities II	18,267	10.78	204	197	1.71	115,252
Federated High Income Bond Fund II - Primary Shares	57,308	6.84	384	392	2.33	168,083
Federated Kaufmann Fund II - Primary Shares	6,085	16.70	92	102	2.32	43,729
Federated Managed Volatility Fund II	5,540	9.52	51	53	1.49	35,287
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	10,551	18.81	146	198	1.80	110,132
Fidelity VIP Asset Manager Portfolio - Initial Class	13,794	15.28	203	211	1.98	106,659
Fidelity VIP Contrafund Portfolio - Initial Class	39,943	33.18	1,076	1,325	3.34	396,592
Fidelity VIP Government Money Market Portfolio - Service Class 2	448,591	1.00	449	449	0.92	487,818
Fidelity VIP Growth Opportunities Portfolio - Initial Class	13,400	31.05	267	416	1.86	224,119
Fidelity VIP Index 500 Portfolio - Initial Class	4,714	227.45	653	1,072	2.52	426,277
Lazard Retirement Emerging Markets Portfolio	6,013	18.77	99	113	3.17	35,561
Lazard Retirement Small-Mid Cap Portfolio	21,602	8.09	180	175	3.46	50,499
MFS Core Equity Portfolio - Initial Class	8,624	21.67	197	187	25.44	7,347
MFS Growth Series - Initial Class	13,426	38.76	346	520	2.65	196,529
MFS Investors Trust Series - Initial Class	4,057	25.57	93	104	1.91	54,331
MFS Research Series - Initial Class	4,388	26.00	91	114	2.07	55,232
T. Rowe Price Equity Income Portfolio	12,124	28.34	250	344	2.72	126,097
T. Rowe Price International Stock Portfolio	10,007	14.27	118	143	1.54	92,614
T. Rowe Price Limited-Term Bond Portfolio	16,802	4.84	83	81	1.50	54,052
T. Rowe Price Mid-Cap Growth Portfolio	29,412	25.57	685	752	5.24	143,445
VanEck VIP Emerging Markets Fund - Initial Class	17,004	10.40	144	177	2.64	67,015
VanEck VIP Global Hard Assets Fund - Initial Class	958	24.14	25	23	2.66	8,686
Investrac Gold Variable Annuity
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	7,496	18.81	95	141	2.61	53,924
Fidelity VIP Asset Manager Portfolio - Initial Class	4,184	15.28	61	64	2.93	21,834
Fidelity VIP Balanced Portfolio - Initial Class	647	16.77	11	11	1.85	5,870
Fidelity VIP Contrafund Portfolio - Initial Class	33,021	33.18	792	1,096	5.77	189,985
Fidelity VIP Equity-Income Portfolio - Initial Class	33,639	21.97	652	739	4.39	168,443

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Net Assets

As of December 31, 2016

(Amounts in thousands except for unit and share information)

	Shares	NAV	Investments at cost	Investments at value	Unit Value	Units Outstanding
Investrac Gold Variable Annuity - (Continued)
Fidelity VIP Government Money Market Portfolio - Initial Class	806,950	$1.00	$807	$807	$1.31	615,073
Fidelity VIP Growth - Initial Class	15,381	59.31	591	912	4.33	210,502
Fidelity VIP Growth and Income - Initial Class	4,267	20.15	61	86	1.80	47,670
Fidelity VIP Growth Opportunities Portfolio - Initial Class	-	-	-	-	-	-
Fidelity VIP High Income - Initial Class	8,931	5.38	51	48	2.46	19,496
Fidelity VIP Index 500 Portfolio - Initial Class	7,052	227.45	974	1,604	5.32	301,587
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	1,077	12.64	14	14	2.52	5,390
Fidelity VIP Mid Cap Portfolio - Initial Class	18,282	33.98	556	621	5.36	115,943
Fidelity VIP Overseas Portfolio - Initial Class	8,253	17.81	126	147	2.05	71,786
T. Rowe Price Equity Income Portfolio	4,269	28.34	90	121	2.27	53,349
T. Rowe Price International Stock Portfolio	4,092	14.27	58	58	1.09	53,796
T. Rowe Price Mid-Cap Growth Portfolio	13,633	25.57	333	349	3.94	88,439
WealthQuest III Variable Annuity - No Rider
Alger Balanced Portfolio - Class I-2	25,998	15.32	309	398	1.51	263,982
Alger Capital Appreciation Portfolio - Class I-2	7,879	67.11	490	529	1.77	298,112
Alger Growth & Income Portfolio - Class I-2	6,246	17.59	71	110	1.41	78,035
Alger Large Cap Growth Portfolio - Class I-2	7,103	52.63	322	374	1.24	302,620
Alger Mid Cap Growth Portfolio - Class I-2	9,606	19.70	132	189	1.62	116,933
Alger Small Cap Growth Portfolio - Class I-2	9,554	18.76	246	179	1.47	121,525
Federated Fund for U.S. Government Securities II	7,118	10.78	78	77	1.28	59,938
Federated High Income Bond Fund II - Primary Shares	84,479	6.84	570	578	2.38	242,846
Federated Kaufmann Fund II - Primary Shares	4,146	16.70	69	69	2.24	30,927
Federated Managed Volatility Fund II	25,373	9.52	246	242	1.52	159,498
Federated Quality Bond Fund II - Primary Shares	10,743	10.98	121	118	1.43	82,539
Fidelity VIP Contrafund Portfolio - Service Class 2	53,530	32.45	1,404	1,737	2.28	761,013
Fidelity VIP Equity-Income Portfolio - Service Class 2	32,896	21.46	662	706	1.83	385,488
Fidelity VIP Government Money Market Portfolio - Service Class 2	497,582	1.00	498	498	0.92	539,224
Fidelity VIP Growth and Income - Service Class 2	12,563	19.74	204	248	2.07	120,013
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	9,301	30.70	269	286	1.49	191,254
Fidelity VIP Index 500 Portfolio - Service Class 2	4,565	224.72	755	1,026	1.67	613,497
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	17,019	12.34	214	210	1.39	151,439
Fidelity VIP Mid Cap Portfolio - Service Class 2	58,014	33.03	1,862	1,916	3.61	531,104
Fidelity VIP Value Portfolio - Service Class 2	13,948	14.55	186	203	1.90	106,534
Fidelity VIP Value Strategies - Service Class 2	10,402	15.86	159	165	2.06	80,108
Invesco V.I. Diversified Dividend Fund - Series I	2,099	26.38	42	55	45.41	1,219

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Net Assets

As of December 31, 2016

(Amounts in thousands except for unit and share information)

	Shares	NAV	Investments at cost	Investments at value	Unit Value	Units Outstanding
WealthQuest III Variable Annuity - No Rider - (Continued)
Invesco V.I. Global Health Care Fund - Series I	1,137	$24.11	$34	$27	$2.09	13,097
Invesco V.I. Global Real Estate Fund - Series I	23,677	16.15	334	382	3.23	118,298
Invesco V.I. Managed Volatility Fund - Series I	13,542	11.97	182	162	1.75	92,564
Invesco V.I. Mid Cap Growth Fund - Series I	2,880	4.89	13	14	13.91	1,012
Invesco V.I. Small Cap Equity Fund - Series I	10,805	18.38	235	199	1.78	111,663
Invesco V.I. Technology Fund - Series I	6,664	17.89	119	119	0.95	124,847
MFS Core Equity Portfolio - Initial Class	834	21.67	19	18	25.46	710
MFS Growth Series - Initial Class	5,032	38.76	139	195	1.22	159,455
MFS Investors Trust Series - Initial Class	689	25.57	15	18	1.75	10,047
MFS Research Series - Initial Class	267	26.00	5	7	1.54	4,511
T. Rowe Price Equity Income Portfolio	53,572	28.34	1,206	1,518	2.38	638,652
T. Rowe Price International Stock Portfolio	41,872	14.27	593	598	1.10	544,317
T. Rowe Price Limited-Term Bond Portfolio	60,259	4.84	296	292	1.38	210,891
T. Rowe Price Mid-Cap Growth Portfolio	761	25.57	18	19	3.37	5,777
WealthQuest III Variable Annuity - 6 yr Ratchet
Alger Balanced Portfolio - Class I-2	73	15.32	1	1	1.48	758
Alger Capital Appreciation Portfolio - Class I-2	490	67.11	28	33	1.74	18,837
Alger Growth & Income Portfolio - Class I-2	1,044	17.59	11	18	1.38	13,269
Alger Large Cap Growth Portfolio - Class I-2	687	52.63	34	36	1.21	29,756
Alger Mid Cap Growth Portfolio - Class I-2	1,922	19.70	29	38	1.59	23,793
Alger Small Cap Growth Portfolio - Class I-2	84	18.76	2	2	1.45	1,092
Federated Fund for U.S. Government Securities II	528	10.78	6	6	1.27	4,496
Federated High Income Bond Fund II - Primary Shares	9,654	6.84	64	66	2.34	28,221
Federated Kaufmann Fund II - Primary Shares	-	-	-	-	-	-
Federated Managed Volatility Fund II	113	9.52	1	1	1.49	722
Federated Quality Bond Fund II - Primary Shares	474	10.98	5	5	1.41	3,685
Fidelity VIP Contrafund Portfolio - Service Class 2	2,306	32.45	65	75	2.24	33,343
Fidelity VIP Equity-Income Portfolio - Service Class 2	275	21.46	6	6	1.81	3,257
Fidelity VIP Government Money Market Portfolio - Service Class 2	128,886	1.00	129	129	0.92	140,634
Fidelity VIP Growth and Income - Service Class 2	342	19.74	6	7	2.04	3,308
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	108	30.70	3	3	1.47	2,256
Fidelity VIP Index 500 Portfolio - Service Class 2	973	224.72	129	219	1.64	132,925
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	603	12.34	8	7	1.37	5,432

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Net Assets

As of December 31, 2016

(Amounts in thousands except for unit and share information)

	Shares	NAV	Investments at cost	Investments at value	Unit Value	Units Outstanding
WealthQuest III Variable Annuity - 6 yr Ratchet - (Continued)
Fidelity VIP Mid Cap Portfolio - Service Class 2	3,836	$33.03	$127	$127	$3.55	35,678
Fidelity VIP Value Portfolio - Service Class 2	4,424	14.55	56	64	1.88	34,186
Fidelity VIP Value Strategies - Service Class 2	706	15.86	11	11	2.04	5,503
Invesco V.I. Diversified Dividend Fund - Series I	-	-	-	-	-	-
Invesco V.I. Global Health Care Fund - Series I	1,840	24.11	35	44	2.06	21,531
Invesco V.I. Global Real Estate Fund - Series I	192	16.15	3	3	3.18	973
Invesco V.I. Managed Volatility Fund - Series I	653	11.97	9	8	1.72	4,537
Invesco V.I. Small Cap Equity Fund - Series I	-	-	-	-	-	-
Invesco V.I. Technology Fund - Series I	2,374	17.89	35	42	0.94	45,184
MFS Core Equity Portfolio - Initial Class	-	-	-	-	-	-
MFS Growth Series - Initial Class	151	38.76	5	6	1.20	4,872
MFS Investors Trust Series - Initial Class	-	-	-	-	1.73	-
MFS Research Series - Initial Class	16	26.00	-	-	1.51	276
T. Rowe Price Equity Income Portfolio	6,297	28.34	140	178	2.34	76,339
T. Rowe Price International Stock Portfolio	1,214	14.27	17	17	1.08	16,054
T. Rowe Price Limited-Term Bond Portfolio	8,186	4.84	41	40	1.36	29,134
T. Rowe Price Mid-Cap Growth Portfolio	118	25.57	3	3	3.31	912
WealthQuest III Variable Annuity - 3% Rollup
Alger Capital Appreciation Portfolio - Class I-2	39	67.11	2	3	1.71	1,540
Alger Growth & Income Portfolio - Class I-2	97	17.59	1	2	1.36	1,247
Alger Mid Cap Growth Portfolio - Class I-2	-	-	-	-	-	-
Fidelity VIP Contrafund Portfolio - Service Class 2	13	32.45	-	-	2.21	190
Fidelity VIP Government Money Market Portfolio - Service Class 2	-	-	-	-	-	-
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	-	-	-	-	-	-
Fidelity VIP Mid Cap Portfolio - Service Class 2	111	33.03	3	4	3.50	1,050
WealthQuest III Variable Annuity - 5% Rollup
Alger Balanced Portfolio - Class I-2	1,358	15.32	15	21	1.42	14,618
Alger Capital Appreciation Portfolio - Class I-2	1,075	67.11	60	72	1.67	43,114
Alger Growth & Income Portfolio - Class I-2	440	17.59	6	8	1.33	5,830
Alger Large Cap Growth Portfolio - Class I-2	234	52.63	13	12	1.16	10,560
Alger Mid Cap Growth Portfolio - Class I-2	1,040	19.70	14	20	1.53	13,425
Alger Small Cap Growth Portfolio - Class I-2	784	18.76	20	15	1.39	10,572
Federated High Income Bond Fund II - Primary Shares	3,400	6.84	23	23	2.24	10,362
Federated Kaufmann Fund II - Primary Shares	-	-	-	-	2.15	-
Federated Managed Volatility Fund II	925	9.52	8	9	1.43	6,168
Federated Quality Bond Fund II - Primary Shares	1,796	10.98	20	20	1.37	14,373
Fidelity VIP Contrafund Portfolio - Service Class 2	4,958	32.45	122	161	2.15	74,742

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Net Assets

As of December 31, 2016

(Amounts in thousands except for unit and share information)

	Shares	NAV	Investments at cost	Investments at value	Unit Value	Units Outstanding
WealthQuest III Variable Annuity - 5% Rollup - (Continued)
Fidelity VIP Equity-Income Portfolio - Service Class 2	1,439	$21.46	$29	$31	$1.76	17,563
Fidelity VIP Government Money Market Portfolio - Service Class 2	55,378	1.00	55	55	0.90	61,463
Fidelity VIP Growth and Income - Service Class 2	-	-	-	-	-	-
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	-	-	-	-	-	-
Fidelity VIP Index 500 Portfolio - Service Class 2	487	224.72	71	109	1.58	69,380
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	37	12.34	-	-	1.33	343
Fidelity VIP Mid Cap Portfolio - Service Class 2	2,042	33.03	67	67	3.41	19,758
Fidelity VIP Value Portfolio - Service Class 2	751	14.55	11	11	1.83	5,972
Fidelity VIP Value Strategies - Service Class 2	1,102	15.86	16	17	1.98	8,841
Invesco V.I. Diversified Dividend Fund - Series I	1,720	26.38	30	45	44.62	1,017
Invesco V.I. Global Health Care Fund - Series I	1,006	24.11	25	24	1.98	12,247
Invesco V.I. Global Real Estate Fund - Series I	2,955	16.15	44	48	3.06	15,605
Invesco V.I. Managed Volatility Fund - Series I	2,792	11.97	39	33	1.66	20,168
Invesco V.I. Technology Fund - Series I	500	17.89	8	9	0.90	9,898
MFS Core Equity Portfolio - Initial Class	-	-	-	-	-	-
MFS Growth Series - Initial Class	590	38.76	18	23	1.16	19,709
MFS Investors Trust Series - Initial Class	-	-	-	-	-	-
MFS Research Series - Initial Class	-	-	-	-	-	-
T. Rowe Price Equity Income Portfolio	3,213	28.34	73	91	2.24	40,608
T. Rowe Price International Stock Portfolio	1,676	14.27	23	24	1.04	23,102
T. Rowe Price Limited-Term Bond Portfolio	9,712	4.84	48	47	1.30	36,039
T. Rowe Price Mid-Cap Growth Portfolio	802	25.57	21	21	3.18	6,454
WealthQuest III Group Unallocated Variable Annuity
Alger Balanced Portfolio - Class I-2	42,653	15.32	560	653	1.70	385,251
Alger Capital Appreciation Portfolio - Class I-2	10,597	67.11	766	711	1.99	356,641
Alger Growth & Income Portfolio - Class I-2	9,857	17.59	153	173	1.58	109,535
Alger Large Cap Growth Portfolio - Class I-2	4,599	52.63	281	242	1.39	174,289
Alger Mid Cap Growth Portfolio - Class I-2	28,181	19.70	451	555	1.82	305,099
Alger Small Cap Growth Portfolio - Class I-2	19,566	18.76	479	367	1.66	221,358
Federated Fund for U.S. Government Securities II	45,266	10.78	498	488	1.41	345,150
Federated High Income Bond Fund II - Primary Shares	125,644	6.84	857	859	2.68	321,260
Federated Kaufmann Fund II - Primary Shares	7,321	16.70	127	122	2.47	49,444
Federated Managed Volatility Fund II	33,780	9.52	346	322	1.70	188,877
Federated Quality Bond Fund II - Primary Shares	16,183	10.98	182	178	1.58	112,588

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Net Assets

As of December 31, 2016

(Amounts in thousands except for unit and share information)

	Shares	NAV	Investments at cost	Investments at value	Unit Value	Units Outstanding
WealthQuest III Group Unallocated Variable Annuity - (Continued)
Fidelity VIP Asset Manager Portfolio - Service Class 2	462	$14.96	$7	$7	$1.75	3,947
Fidelity VIP Contrafund Portfolio - Service Class 2	52,150	32.45	1,562	1,692	2.57	659,456
Fidelity VIP Equity-Income Portfolio - Service Class 2	12,913	21.46	281	277	2.02	137,016
Fidelity VIP Government Money Market Portfolio - Service Class 2	2,977,518	1.00	2,978	2,978	0.98	3,044,462
Fidelity VIP Growth and Income - Service Class 2	8,151	19.74	152	161	2.28	70,509
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	7,087	30.70	232	218	1.68	129,624
Fidelity VIP Index 500 Portfolio - Service Class 2	5,287	224.72	901	1,188	1.88	631,986
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	39,340	12.34	492	485	1.53	316,981
Fidelity VIP Mid Cap Portfolio - Service Class 2	49,209	33.03	1,627	1,625	4.05	401,003
Fidelity VIP Value Portfolio - Service Class 2	14,797	14.55	218	215	2.10	102,339
Fidelity VIP Value Strategies - Service Class 2	19,354	15.86	304	307	2.27	134,966
Invesco V.I. Diversified Dividend Fund - Series I	4,353	26.38	99	115	47.81	2,402
Invesco V.I. Global Health Care Fund - Series I	17,673	24.11	566	426	2.35	181,143
Invesco V.I. Global Real Estate Fund - Series I	19,599	16.15	329	317	3.63	87,160
Invesco V.I. Managed Volatility Fund - Series I	35,131	11.97	520	421	1.97	213,747
Invesco V.I. Mid Cap Growth Fund - Series I	17,407	4.89	97	85	14.49	5,876
Invesco V.I. Small Cap Equity Fund - Series I	22,424	18.38	435	412	2.00	206,278
Invesco V.I. Technology Fund - Series I	9,365	17.89	176	168	1.07	156,172
MFS Core Equity Portfolio - Initial Class	5,087	21.67	101	110	25.85	4,265
MFS Growth Series - Initial Class	7,846	38.76	304	304	1.38	220,873
MFS Investors Trust Series - Initial Class	5,062	25.57	139	129	1.97	65,614
MFS Research Series - Initial Class	1,216	26.00	33	32	1.73	18,263
T. Rowe Price Equity Income Portfolio	52,928	28.34	1,368	1,500	2.67	561,217
T. Rowe Price International Stock Portfolio	63,731	14.27	974	909	1.23	736,917
T. Rowe Price Limited-Term Bond Portfolio	177,709	4.84	872	860	1.55	553,171
T. Rowe Price Mid-Cap Growth Portfolio	12,405	25.57	342	317	3.69	83,770

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Operations

Year ended December 31, 2016

(Amounts in thousands)

	Net Investment Income (Loss)	Realized Gain Distributions from Underlying Mutual Fund	Realized Gains (Losses) on Sales of Investments	Net Realized Gains (Losses) on Investments	Net Change in Unrealized Appreciation or Depreciation of Investments	Net Increase (Decrease) in Net Assets Resulting from Operations

WealthQuest Variable Annuity II
Alger Balanced Portfolio - Class I-2	$-	$-	$5	$5	$-	$5
Alger Capital Appreciation Portfolio - Class I-2	-	-	-	-	-	-
Alger Growth & Income Portfolio - Class I-2	-	-	-	-	5	5
Alger Large Cap Growth Portfolio - Class I-2	(1)	-	1	1	(2)	(2)
Alger Mid Cap Growth Portfolio - Class I-2	(5)	-	3	3	1	(1)
Alger Small Cap Growth Portfolio - Class I-2	(1)	6	(17)	(11)	14	2
Federated Fund for U.S. Government Securities II	3	-	-	-	(2)	1
Federated High Income Bond Fund II - Primary Shares	22	-	17	17	12	51
Federated Kaufmann Fund II - Primary Shares	(1)	7	2	9	(5)	3
Federated Managed Volatility Fund II	2	-	1	1	1	4
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	1	3	5	8	(6)	3
Fidelity VIP Asset Manager Portfolio - Initial Class	-	9	-	9	(6)	3
Fidelity VIP Contrafund Portfolio - Initial Class	(6)	104	15	119	(30)	83
Fidelity VIP Government Money Market Portfolio - Service Class 2	(6)	-	-	-	-	(6)
Fidelity VIP Growth Opportunities Portfolio - Initial Class	(4)	9	36	45	(46)	(5)
Fidelity VIP Index 500 Portfolio - Initial Class	2	1	20	21	79	102
Lazard Retirement Emerging Markets Portfolio	-	-	1	1	18	19
Lazard Retirement Small-Mid Cap Portfolio	(2)	9	(2)	7	17	22
MFS Core Equity Portfolio - Initial Class	(1)	13	(5)	8	7	14
MFS Growth Series - Initial Class	(6)	31	16	47	(36)	5
MFS Investors Trust Series - Initial Class	-	11	6	17	(9)	8
MFS Research Series - Initial Class	-	11	5	16	(7)	9
T. Rowe Price Equity Income Portfolio	3	32	4	36	13	52
T. Rowe Price International Stock Portfolio	-	5	1	6	(5)	1
T. Rowe Price Limited-Term Bond Portfolio	-	-	-	-	-	-
T. Rowe Price Mid-Cap Growth Portfolio	(9)	48	28	76	(31)	36
VanEck VIP Emerging Markets Fund - Initial Class	(1)	1	1	2	(2)	(1)
VanEck VIP Global Hard Assets Fund - Initial Class	-	-	(1)	(1)	9	8
Investrac Gold Variable Annuity
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	-	2	5	7	(7)	-
Fidelity VIP Asset Manager Portfolio - Initial Class	-	3	-	3	(2)	1
Fidelity VIP Balanced Portfolio - Initial Class	-	-	-	-	-	-
Fidelity VIP Contrafund Portfolio - Initial Class	(6)	87	28	115	(45)	64
Fidelity VIP Equity-Income Portfolio - Initial Class	6	51	(18)	33	72	111
Fidelity VIP Government Money Market Portfolio - Initial Class	(10)	-	-	-	-	(10)
Fidelity VIP Growth - Initial Class	(13)	90	43	133	(127)	(7)
Fidelity VIP Growth and Income - Initial Class	-	5	-	5	6	11
Fidelity VIP Growth Opportunities Portfolio - Initial Class	-	-	-	-	-	-
Fidelity VIP High Income - Initial Class	1	-	2	2	8	11
Fidelity VIP Index 500 Portfolio - Initial Class	1	2	42	44	105	150
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	-	-	-	-	-	-
Fidelity VIP Mid Cap Portfolio - Initial Class	(5)	35	7	42	24	61
Fidelity VIP Overseas Portfolio - Initial Class	-	-	(1)	(1)	(10)	(11)
T. Rowe Price Equity Income Portfolio	1	11	3	14	4	19

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Operations

Year ended December 31, 2016

(Amounts in thousands)

	Net Investment Income (Loss)	Realized Gain Distributions from Underlying Mutual Fund	Realized Gains (Losses) on Sales of Investments	Net Realized Gains (Losses) on Investments	Net Change in Unrealized Appreciation or Depreciation of Investments	Net Increase (Decrease) in Net Assets Resulting from Operations

Investrac Gold Variable Annuity - (Continued)
T. Rowe Price International Stock Portfolio	$-	$2	$-	$2	$(2)	$-
T. Rowe Price Mid-Cap Growth Portfolio	(5)	22	1	23	(3)	15
WealthQuest III Variable Annuity - No Rider
Alger Balanced Portfolio - Class I-2	2	-	9	9	13	24
Alger Capital Appreciation Portfolio - Class I-2	(6)	4	34	38	(39)	(7)
Alger Growth & Income Portfolio - Class I-2	1	-	6	6	2	9
Alger Large Cap Growth Portfolio - Class I-2	(4)	1	1	2	(6)	(8)
Alger Mid Cap Growth Portfolio - Class I-2	(2)	-	2	2	(1)	(1)
Alger Small Cap Growth Portfolio - Class I-2	(2)	25	(11)	14	(5)	7
Federated Fund for U.S. Government Securities II	5	-	(2)	(2)	4	7
Federated High Income Bond Fund II - Primary Shares	27	-	(1)	(1)	41	67
Federated Kaufmann Fund II - Primary Shares	(1)	5	-	5	(2)	2
Federated Managed Volatility Fund II	10	-	2	2	4	16
Federated Quality Bond Fund II - Primary Shares	3	-	(1)	(1)	1	3
Fidelity VIP Contrafund Portfolio - Service Class 2	(10)	137	47	184	(69)	105
Fidelity VIP Equity-Income Portfolio - Service Class 2	6	44	1	45	51	102
Fidelity VIP Government Money Market Portfolio - Service Class 2	(6)	-	-	-	-	(6)
Fidelity VIP Growth and Income - Service Class 2	1	14	10	24	6	31
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	(4)	8	125	133	(133)	(4)
Fidelity VIP Index 500 Portfolio - Service Class 2	2	1	54	55	39	96
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	2	-	-	-	5	7
Fidelity VIP Mid Cap Portfolio - Service Class 2	(16)	119	(25)	94	95	173
Fidelity VIP Value Portfolio - Service Class 2	-	1	1	2	18	20
Fidelity VIP Value Strategies - Service Class 2	(1)	-	7	7	6	12
Invesco V.I. Diversified Dividend Fund - Series I	-	-	4	4	2	6
Invesco V.I. Global Health Care Fund - Series I	(1)	15	(18)	(3)	(9)	(13)
Invesco V.I. Global Real Estate Fund - Series I	1	7	11	18	(16)	3
Invesco V.I. Managed Volatility Fund - Series I	2	7	(33)	(26)	41	17
Invesco V.I. Mid Cap Growth Fund - Series I	-	1	1	2	(2)	-
Invesco V.I. Small Cap Equity Fund - Series I	(2)	14	1	15	8	21
Invesco V.I. Technology Fund - Series I	(1)	5	2	7	(9)	(3)
MFS Core Equity Portfolio - Initial Class	-	1	-	1	-	1
MFS Growth Series - Initial Class	(2)	12	1	13	(8)	3
MFS Investors Trust Series - Initial Class	-	2	-	2	(1)	1
MFS Research Series - Initial Class	-	1	-	1	-	1
T. Rowe Price Equity Income Portfolio	17	142	81	223	2	242
T. Rowe Price International Stock Portfolio	(1)	22	4	26	(19)	6
T. Rowe Price Limited-Term Bond Portfolio	-	-	(2)	(2)	2	-
T. Rowe Price Mid-Cap Growth Portfolio	-	1	-	1	-	1
WealthQuest III Variable Annuity - 6 yr Ratchet
Alger Balanced Portfolio - Class I-2	-	-	-	-	-	-
Alger Capital Appreciation Portfolio - Class I-2	-	-	1	1	(1)	-
Alger Growth & Income Portfolio - Class I-2	-	-	9	9	(9)	-
Alger Large Cap Growth Portfolio - Class I-2	-	-	(1)	(1)	(1)	(2)
Alger Mid Cap Growth Portfolio - Class I-2	-	-	5	5	(6)	(1)
Alger Small Cap Growth Portfolio - Class I-2	-	-	(3)	(3)	4	1

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Operations

Year ended December 31, 2016

(Amounts in thousands)

	Net Investment Income (Loss)	Realized Gain Distributions from Underlying Mutual Fund	Realized Gains (Losses) on Sales of Investments	Net Realized Gains (Losses) on Investments	Net Change in Unrealized Appreciation or Depreciation of Investments	Net Increase (Decrease) in Net Assets Resulting from Operations

WealthQuest III Variable Annuity - 6 yr Ratchet - (Continued)
Federated Fund for U.S. Government Securities II	$-	$-	$-	$-	$-	$-
Federated High Income Bond Fund II - Primary Shares	3	-	-	-	5	8
Federated Kaufmann Fund II - Primary Shares	-	-	-	-	-	-
Federated Managed Volatility Fund II	-	-	-	-	-	-
Federated Quality Bond Fund II - Primary Shares	-	-	-	-	-	-
Fidelity VIP Contrafund Portfolio - Service Class 2	(1)	6	7	13	(9)	3
Fidelity VIP Equity-Income Portfolio - Service Class 2	-	1	1	2	(1)	1
Fidelity VIP Government Money Market Portfolio - Service Class 2	(2)	-	-	-	-	(2)
Fidelity VIP Growth and Income - Service Class 2	-	-	10	10	(14)	(4)
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	-	-	-	-	-	-
Fidelity VIP Index 500 Portfolio - Service Class 2	-	-	21	21	(7)	14
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	-	-	-	-	-	-
Fidelity VIP Mid Cap Portfolio - Service Class 2	(2)	8	4	12	5	15
Fidelity VIP Value Portfolio - Service Class 2	-	-	-	-	6	6
Fidelity VIP Value Strategies - Service Class 2	-	-	-	-	1	1
Invesco V.I. Diversified Dividend Fund - Series I	-	-	-	-	-	-
Invesco V.I. Global Health Care Fund - Series I	(1)	7	-	7	(13)	(7)
Invesco V.I. Global Real Estate Fund - Series I	-	-	1	1	(2)	(1)
Invesco V.I. Managed Volatility Fund - Series I	-	-	(1)	(1)	1	-
Invesco V.I. Small Cap Equity Fund - Series I	-	-	-	-	-	-
Invesco V.I. Technology Fund - Series I	(1)	2	-	2	(2)	(1)
MFS Core Equity Portfolio - Initial Class	-	-	-	-	-	-
MFS Growth Series - Initial Class	-	-	-	-	-	-
MFS Investors Trust Series - Initial Class	-	-	6	6	(11)	(5)
MFS Research Series - Initial Class	-	-	-	-	-	-
T. Rowe Price Equity Income Portfolio	2	17	26	43	(22)	23
T. Rowe Price International Stock Portfolio	-	1	2	3	(2)	1
T. Rowe Price Limited-Term Bond Portfolio	-	-	-	-	-	-
T. Rowe Price Mid-Cap Growth Portfolio	-	-	-	-	-	-
WealthQuest III Variable Annuity - 3% Rollup
Alger Capital Appreciation Portfolio - Class I-2	-	-	-	-	-	-
Alger Growth & Income Portfolio - Class I-2	-	-	-	-	-	-
Alger Mid Cap Growth Portfolio - Class I-2	-	-	-	-	-	-
Fidelity VIP Contrafund Portfolio - Service Class 2	-	-	-	-	-	-
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	-	-	-	-	-	-
Fidelity VIP Mid Cap Portfolio - Service Class 2	-	-	-	-	-	-
Fidelity VIP Government Money Market Portfolio - Service Class 2	-	-	-	-	-	-
WealthQuest III Variable Annuity - 5% Rollup
Alger Balanced Portfolio - Class I-2	-	-	-	-	1	1
Alger Capital Appreciation Portfolio - Class I-2	(1)	1	-	1	(1)	(1)
Alger Growth & Income Portfolio - Class I-2	-	-	1	1	-	1
Alger Large Cap Growth Portfolio - Class I-2	-	-	6	6	(8)	(2)
Alger Mid Cap Growth Portfolio - Class I-2	-	-	-	-	-	-
Alger Small Cap Growth Portfolio - Class I-2	-	2	(2)	-	2	2
Federated High Income Bond Fund II - Primary Shares	1	-	-	-	3	4
Federated Kaufmann Fund II - Primary Shares	-	-	(1)	(1)	(3)	(4)
Federated Managed Volatility Fund II	-	-	-	-	-	-

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Operations

Year ended December 31, 2016

(Amounts in thousands)

	Net Investment Income (Loss)	Realized Gain Distributions from Underlying Mutual Fund	Realized Gains (Losses) on Sales of Investments	Net Realized Gains (Losses) on Investments	Net Change in Unrealized Appreciation or Depreciation of Investments	Net Increase (Decrease) in Net Assets Resulting from Operations

WealthQuest III Variable Annuity - 5% Rollup - (Continued)
Federated Quality Bond Fund II - Primary Shares	$1	$-	$-	$-	$-	$1
Fidelity VIP Contrafund Portfolio - Service Class 2	(2)	14	11	25	(16)	7
Fidelity VIP Equity-Income Portfolio - Service Class 2	1	2	-	2	2	5
Fidelity VIP Government Money Market Portfolio - Service Class 2	(1)	-	-	-	-	(1)
Fidelity VIP Growth and Income - Service Class 2	-	-	-	-	-	-
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	-	-	-	-	-	-
Fidelity VIP Index 500 Portfolio - Service Class 2	(1)	-	2	2	8	9
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	-	-	-	-	-	-
Fidelity VIP Mid Cap Portfolio - Service Class 2	(1)	4	(1)	3	1	3
Fidelity VIP Value Portfolio - Service Class 2	-	-	-	-	1	1
Fidelity VIP Value Strategies - Service Class 2	-	-	9	9	(10)	(1)
Invesco V.I. Diversified Dividend Fund - Series I	-	-	-	-	5	5
Invesco V.I. Global Health Care Fund - Series I	-	4	1	5	(7)	(2)
Invesco V.I. Global Real Estate Fund - Series I	-	1	2	3	(3)	-
Invesco V.I. Managed Volatility Fund - Series I	1	1	-	1	2	4
Invesco V.I. Technology Fund - Series I	-	-	-	-	-	-
MFS Core Equity Portfolio - Initial Class	-	-	-	-	-	-
MFS Growth Series - Initial Class	(1)	1	25	26	(26)	(1)
MFS Investors Trust Series - Initial Class	-	-	-	-	-	-
MFS Research Series - Initial Class	-	-	-	-	-	-
T. Rowe Price Equity Income Portfolio	-	9	11	20	(4)	16
T. Rowe Price International Stock Portfolio	(1)	1	2	3	(2)	-
T. Rowe Price Limited-Term Bond Portfolio	-	-	(1)	(1)	1	-
T. Rowe Price Mid-Cap Growth Portfolio	-	1	-	1	-	1
WealthQuest III Group Unallocated Variable Annuity
Alger Balanced Portfolio - Class I-2	10	-	7	7	30	47
Alger Capital Appreciation Portfolio - Class I-2	(2)	6	23	29	(27)	-
Alger Growth & Income Portfolio - Class I-2	2	-	9	9	5	16
Alger Large Cap Growth Portfolio - Class I-2	(1)	1	(3)	(2)	1	(2)
Alger Mid Cap Growth Portfolio - Class I-2	(2)	-	25	25	(22)	1
Alger Small Cap Growth Portfolio - Class I-2	(1)	50	(46)	4	19	22
Federated Fund for U.S. Government Securities II	8	-	(5)	(5)	1	4
Federated High Income Bond Fund II - Primary Shares	54	-	(18)	(18)	84	120
Federated Kaufmann Fund II - Primary Shares	(1)	24	(20)	4	(2)	1
Federated Managed Volatility Fund II	18	-	(11)	(11)	15	22
Federated Quality Bond Fund II - Primary Shares	8	-	(8)	(8)	8	8
Fidelity VIP Asset Manager Portfolio - Service Class 2	-	-	-	-	-	-
Fidelity VIP Contrafund Portfolio - Service Class 2	4	131	81	212	(113)	103
Fidelity VIP Equity-Income Portfolio - Service Class 2	5	13	(10)	3	28	36
Fidelity VIP Government Money Market Portfolio - Service Class 2	(11)	-	-	-	-	(11)
Fidelity VIP Growth and Income - Service Class 2	2	8	1	9	8	19
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	(1)	7	15	22	(23)	(2)
Fidelity VIP Index 500 Portfolio - Service Class 2	11	1	26	27	77	115
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	10	-	(9)	(9)	16	17
Fidelity VIP Mid Cap Portfolio - Service Class 2	(1)	99	(38)	61	93	153
Fidelity VIP Value Portfolio - Service Class 2	1	1	(21)	(20)	29	10
Fidelity VIP Value Strategies - Service Class 2	2	-	33	33	(7)	28

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Operations

Year ended December 31, 2016

(Amounts in thousands)

	Net Investment Income (Loss)	Realized Gain Distributions from Underlying Mutual Fund	Realized Gains (Losses) on Sales of Investments	Net Realized Gains (Losses) on Investments	Net Change in Unrealized Appreciation or Depreciation of Investments	Net Increase (Decrease) in Net Assets Resulting from Operations

WealthQuest III Group Unallocated Variable Annuity - (Continued)
Invesco V.I. Diversified Dividend Fund - Series I	$1	$-	$2	$2	$10	$13
Invesco V.I. Global Health Care Fund - Series I	(2)	68	1	69	(129)	(62)
Invesco V.I. Global Real Estate Fund - Series I	6	8	1	9	(14)	1
Invesco V.I. Managed Volatility Fund - Series I	7	13	(32)	(19)	51	39
Invesco V.I. Mid Cap Growth Fund - Series I	-	8	(1)	7	(7)	-
Invesco V.I. Small Cap Equity Fund - Series I	(2)	36	(88)	(52)	94	40
Invesco V.I. Technology Fund - Series I	(1)	8	(1)	7	(7)	(1)
MFS Core Equity Portfolio - Initial Class	1	8	1	9	9	19
MFS Growth Series - Initial Class	(1)	19	2	21	(17)	3
MFS Investors Trust Series - Initial Class	1	13	3	16	(9)	8
MFS Research Series - Initial Class	-	3	-	3	(1)	2
T. Rowe Price Equity Income Portfolio	31	138	222	360	(125)	266
T. Rowe Price International Stock Portfolio	7	34	24	58	(50)	15
T. Rowe Price Limited-Term Bond Portfolio	9	-	(3)	(3)	3	9
T. Rowe Price Mid-Cap Growth Portfolio	(4)	21	5	26	(8)	14

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2016

(Amounts in thousands)

		Changes from operations				Changes from policy transactions
	Net assets at December 31, 2015	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2016
WealthQuest Variable Annuity II
Alger Balanced Portfolio - Class I-2	$68	-	$5	-	$5	$10	$(11)	$(1)	$4	$72
Alger Capital Appreciation Portfolio - Class I-2	24	-	-	-	-	(1)	-	(1)	(1)	23
Alger Growth & Income Portfolio - Class I-2	67	-	-	5	5	1	-	1	6	73
Alger Large Cap Growth Portfolio - Class I-2	125	(1)	1	(2)	(2)	(1)	-	(1)	(3)	122
Alger Mid Cap Growth Portfolio - Class I-2	382	(5)	3	1	(1)	-	(7)	(7)	(8)	374
Alger Small Cap Growth Portfolio - Class I-2	77	(1)	(11)	14	2	1	(41)	(40)	(38)	39
Federated Fund for U.S. Government Securities II	190	3	-	(2)	1	11	(5)	6	7	197
Federated High Income Bond Fund II - Primary Shares	418	22	17	12	51	-	(77)	(77)	(26)	392
Federated Kaufmann Fund II - Primary Shares	105	(1)	9	(5)	3	3	(9)	(6)	(3)	102
Federated Managed Volatility Fund II	56	2	1	1	4	1	(8)	(7)	(3)	53
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	207	1	8	(6)	3	1	(13)	(12)	(9)	198
Fidelity VIP Asset Manager Portfolio - Initial Class	217	-	9	(6)	3	1	(10)	(9)	(6)	211
Fidelity VIP Contrafund Portfolio - Initial Class	1,345	(6)	119	(30)	83	11	(114)	(103)	(20)	1,325
Fidelity VIP Government Money Market Portfolio - Service Class 2	482	(6)	-	-	(6)	4	(31)	(27)	(33)	449
Fidelity VIP Growth Opportunities Portfolio - Initial Class	486	(4)	45	(46)	(5)	9	(74)	(65)	(70)	416
Fidelity VIP Index 500 Portfolio - Initial Class	1,019	2	21	79	102	28	(77)	(49)	53	1,072
Lazard Retirement Emerging Markets Portfolio	95	-	1	18	19	-	(1)	(1)	18	113
Lazard Retirement Small-Mid Cap Portfolio	157	(2)	7	17	22	-	(4)	(4)	18	175
MFS Core Equity Portfolio - Initial Class	166	(1)	8	7	14	30	(23)	7	21	187
MFS Growth Series - Initial Class	459	(6)	47	(36)	5	77	(21)	56	61	520
MFS Investors Trust Series - Initial Class	118	-	17	(9)	8	7	(29)	(22)	(14)	104
MFS Research Series - Initial Class	113	-	16	(7)	9	3	(11)	(8)	1	114
T. Rowe Price Equity Income Portfolio	299	3	36	13	52	1	(8)	(7)	45	344
T. Rowe Price International Stock Portfolio	129	-	6	(5)	1	14	(1)	13	14	143
T. Rowe Price Limited-Term Bond Portfolio	69	-	-	-	-	13	(1)	12	12	81
T. Rowe Price Mid-Cap Growth Portfolio	759	(9)	76	(31)	36	7	(50)	(43)	(7)	752
VanEck VIP Emerging Markets Fund - Initial Class	184	(1)	2	(2)	(1)	(1)	(5)	(6)	(7)	177
VanEck VIP Global Hard Assets Fund - Initial Class	18	-	(1)	9	8	-	(3)	(3)	5	23
Investrac Gold Variable Annuity
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	165	-	7	(7)	-	1	(25)	(24)	(24)	141
Fidelity VIP Asset Manager Portfolio - Initial Class	74	-	3	(2)	1	1	(12)	(11)	(10)	64
Fidelity VIP Balanced Portfolio - Initial Class	10	-	-	-	-	1	-	1	1	11
Fidelity VIP Contrafund Portfolio - Initial Class	1,117	(6)	115	(45)	64	16	(101)	(85)	(21)	1,096
Fidelity VIP Equity-Income Portfolio - Initial Class	791	6	33	72	111	2	(165)	(163)	(52)	739
Fidelity VIP Government Money Market Portfolio - Initial Class	889	(10)	-	-	(10)	6	(78)	(72)	(82)	807
Fidelity VIP Growth - Initial Class	992	(13)	133	(127)	(7)	7	(80)	(73)	(80)	912
Fidelity VIP Growth and Income - Initial Class	75	-	5	6	11	-	-	-	11	86
Fidelity VIP Growth Opportunities Portfolio - Initial Class	-	-	-	-	-	-	-	-	-	-
Fidelity VIP High Income - Initial Class	115	1	2	8	11	2	(80)	(78)	(67)	48
Fidelity VIP Index 500 Portfolio - Initial Class	1,560	1	44	105	150	14	(120)	(106)	44	1,604
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	14	-	-	-	-	1	(1)	-	-	14
Fidelity VIP Mid Cap Portfolio - Initial Class	575	(5)	42	24	61	11	(26)	(15)	46	621
Fidelity VIP Overseas Portfolio - Initial Class	164	-	(1)	(10)	(11)	3	(9)	(6)	(17)	147
T. Rowe Price Equity Income Portfolio	107	1	14	4	19	2	(7)	(5)	14	121
T. Rowe Price International Stock Portfolio	58	-	2	(2)	-	1	(1)	-	-	58
T. Rowe Price Mid-Cap Growth Portfolio	331	(5)	23	(3)	15	7	(4)	3	18	349

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2016

(Amounts in thousands)

		Changes from operations				Changes from policy transactions
	Net assets at December 31, 2015	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2016
WealthQuest III Variable Annuity - No Rider
Alger Balanced Portfolio - Class I-2	$403	$2	$9	$13	$24	$7	$(36)	$(29)	$(5)	$398
Alger Capital Appreciation Portfolio - Class I-2	613	(6)	38	(39)	(7)	4	(81)	(77)	(84)	529
Alger Growth & Income Portfolio - Class I-2	121	1	6	2	9	1	(21)	(20)	(11)	110
Alger Large Cap Growth Portfolio - Class I-2	383	(4)	2	(6)	(8)	10	(11)	(1)	(9)	374
Alger Mid Cap Growth Portfolio - Class I-2	190	(2)	2	(1)	(1)	4	(4)	-	(1)	189
Alger Small Cap Growth Portfolio - Class I-2	184	(2)	14	(5)	7	6	(18)	(12)	(5)	179
Federated Fund for U.S. Government Securities II	343	5	(2)	4	7	33	(306)	(273)	(266)	77
Federated High Income Bond Fund II - Primary Shares	510	27	(1)	41	67	51	(50)	1	68	578
Federated Kaufmann Fund II - Primary Shares	68	(1)	5	(2)	2	2	(3)	(1)	1	69
Federated Managed Volatility Fund II	269	10	2	4	16	1	(44)	(43)	(27)	242
Federated Quality Bond Fund II - Primary Shares	113	3	(1)	1	3	13	(11)	2	5	118
Fidelity VIP Contrafund Portfolio - Service Class 2	1,728	(10)	184	(69)	105	26	(122)	(96)	9	1,737
Fidelity VIP Equity-Income Portfolio - Service Class 2	655	6	45	51	102	1	(52)	(51)	51	706
Fidelity VIP Government Money Market Portfolio - Service Class 2	461	(6)	-	-	(6)	144	(101)	43	37	498
Fidelity VIP Growth and Income - Service Class 2	239	1	24	6	31	2	(24)	(22)	9	248
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	412	(4)	133	(133)	(4)	134	(256)	(122)	(126)	286
Fidelity VIP Index 500 Portfolio - Service Class 2	936	2	55	39	96	99	(105)	(6)	90	1,026
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	221	2	-	5	7	3	(21)	(18)	(11)	210
Fidelity VIP Mid Cap Portfolio - Service Class 2	1,945	(16)	94	95	173	72	(274)	(202)	(29)	1,916
Fidelity VIP Value Portfolio - Service Class 2	182	-	2	18	20	1	-	1	21	203
Fidelity VIP Value Strategies - Service Class 2	172	(1)	7	6	12	2	(21)	(19)	(7)	165
Invesco V.I. Diversified Dividend Fund - Series I	36	-	4	2	6	23	(10)	13	19	55
Invesco V.I. Global Health Care Fund - Series I	127	(1)	(3)	(9)	(13)	-	(87)	(87)	(100)	27
Invesco V.I. Global Real Estate Fund - Series I	393	1	18	(16)	3	16	(30)	(14)	(11)	382
Invesco V.I. Managed Volatility Fund - Series I	218	2	(26)	41	17	-	(73)	(73)	(56)	162
Invesco V.I. Mid Cap Growth Fund - Series I	16	-	2	(2)	-	1	(3)	(2)	(2)	14
Invesco V.I. Small Cap Equity Fund - Series I	201	(2)	15	8	21	1	(24)	(23)	(2)	199
Invesco V.I. Technology Fund - Series I	137	(1)	7	(9)	(3)	-	(15)	(15)	(18)	119
MFS Core Equity Portfolio - Initial Class	16	-	1	-	1	1	-	1	2	18
MFS Growth Series - Initial Class	187	(2)	13	(8)	3	5	-	5	8	195
MFS Investors Trust Series - Initial Class	17	-	2	(1)	1	-	-	-	1	18
MFS Research Series - Initial Class	6	-	1	-	1	-	-	-	1	7
T. Rowe Price Equity Income Portfolio	1,461	17	223	2	242	18	(203)	(185)	57	1,518
T. Rowe Price International Stock Portfolio	644	(1)	26	(19)	6	10	(62)	(52)	(46)	598
T. Rowe Price Limited-Term Bond Portfolio	324	-	(2)	2	-	12	(44)	(32)	(32)	292
T. Rowe Price Mid-Cap Growth Portfolio	19	-	1	-	1	(1)	-	(1)	-	19
WealthQuest III Variable Annuity - 6 yr Ratchet
Alger Balanced Portfolio - Class I-2	1	-	-	-	-	-	-	-	-	1
Alger Capital Appreciation Portfolio - Class I-2	34	-	1	(1)	-	-	(1)	(1)	(1)	33
Alger Growth & Income Portfolio - Class I-2	35	-	9	(9)	-	-	(17)	(17)	(17)	18
Alger Large Cap Growth Portfolio - Class I-2	54	-	(1)	(1)	(2)	(1)	(15)	(16)	(18)	36
Alger Mid Cap Growth Portfolio - Class I-2	50	-	5	(6)	(1)	1	(12)	(11)	(12)	38
Alger Small Cap Growth Portfolio - Class I-2	11	-	(3)	4	1	-	(10)	(10)	(9)	2
Federated Fund for U.S. Government Securities II	6	-	-	-	-	-	-	-	-	6
Federated High Income Bond Fund II - Primary Shares	58	3	-	5	8	-	-	-	8	66
Federated Kaufmann Fund II - Primary Shares	-	-	-	-	-	-	-	-	-	-
Federated Managed Volatility Fund II	1	-	-	-	-	-	-	-	-	1
Federated Quality Bond Fund II - Primary Shares	5	-	-	-	-	-	-	-	-	5

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2016

(Amounts in thousands)

		Changes from operations				Changes from policy transactions
	Net assets at December 31, 2015	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2016
WealthQuest III Variable Annuity - 6 yr Ratchet - (Continued)
Fidelity VIP Contrafund Portfolio - Service Class 2	$86	$(1)	$13	$(9)	$3	$1	$(15)	$(14)	$(11)	$75
Fidelity VIP Equity-Income Portfolio - Service Class 2	25	-	2	(1)	1	(1)	(19)	(20)	(19)	6
Fidelity VIP Government Money Market Portfolio - Service Class 2	201	(2)	-	-	(2)	1	(71)	(70)	(72)	129
Fidelity VIP Growth and Income - Service Class 2	58	-	10	(14)	(4)	1	(48)	(47)	(51)	7
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	3	-	-	-	-	-	-	-	-	3
Fidelity VIP Index 500 Portfolio - Service Class 2	290	-	21	(7)	14	1	(86)	(85)	(71)	219
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	7	-	-	-	-	-	-	-	-	7
Fidelity VIP Mid Cap Portfolio - Service Class 2	132	(2)	12	5	15	(1)	(19)	(20)	(5)	127
Fidelity VIP Value Portfolio - Service Class 2	58	-	-	6	6	-	-	-	6	64
Fidelity VIP Value Strategies - Service Class 2	12	-	-	1	1	-	(2)	(2)	(1)	11
Invesco V.I. Diversified Dividend Fund - Series I	-	-	-	-	-	-	-	-	-	-
Invesco V.I. Global Health Care Fund - Series I	51	(1)	7	(13)	(7)	-	-	-	(7)	44
Invesco V.I. Global Real Estate Fund - Series I	8	-	1	(2)	(1)	1	(5)	(4)	(5)	3
Invesco V.I. Managed Volatility Fund - Series I	8	-	(1)	1	-	1	(1)	-	-	8
Invesco V.I. Small Cap Equity Fund - Series I	-	-	-	-	-	-	-	-	-	-
Invesco V.I. Technology Fund - Series I	43	(1)	2	(2)	(1)	-	-	-	(1)	42
MFS Core Equity Portfolio - Initial Class	-	-	-	-	-	-	-	-	-	-
MFS Growth Series - Initial Class	6	-	-	-	-	-	-	-	-	6
MFS Investors Trust Series - Initial Class	74	-	6	(11)	(5)	1	(70)	(69)	(74)	-
MFS Research Series - Initial Class	-	-	-	-	-	-	-	-	-	-
T. Rowe Price Equity Income Portfolio	241	2	43	(22)	23	-	(86)	(86)	(63)	178
T. Rowe Price International Stock Portfolio	23	-	3	(2)	1	-	(7)	(7)	(6)	17
T. Rowe Price Limited-Term Bond Portfolio	41	-	-	-	-	4	(5)	(1)	(1)	40
T. Rowe Price Mid-Cap Growth Portfolio	3	-	-	-	-	-	-	-	-	3
WealthQuest III Variable Anniuty - 3% Rollup			-
Alger Capital Appreciation Portfolio - Class I-2	3	-	-	-	-	-	-	-	-	3
Alger Growth & Income Portfolio - Class I-2	2	-	-	-	-	-	-	-	-	2
Alger Mid Cap Growth Portfolio - Class I-2	-	-	-	-	-	-	-	-	-	-
Fidelity VIP Contrafund Portfolio - Service Class 2	-	-	-	-	-	-	-	-	-	-
Fidelity VIP Government Money Market Portfolio - Service Class 2	-	-	-	-	-	-	-	-	-	-
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	-	-	-	-	-	-	-	-	-	-
Fidelity VIP Mid Cap Portfolio - Service Class 2	3	-	-	-	-	1	-	1	1	4
WealthQuest III Variable Annuity - 5% Rollup			-
Alger Balanced Portfolio - Class I-2	20	-	-	1	1	1	(1)	-	1	21
Alger Capital Appreciation Portfolio - Class I-2	71	(1)	1	(1)	(1)	3	(1)	2	1	72
Alger Growth & Income Portfolio - Class I-2	9	-	1	-	1	-	(2)	(2)	(1)	8
Alger Large Cap Growth Portfolio - Class I-2	56	-	6	(8)	(2)	-	(42)	(42)	(44)	12
Alger Mid Cap Growth Portfolio - Class I-2	21	-	-	-	-	(1)	-	(1)	(1)	20
Alger Small Cap Growth Portfolio - Class I-2	19	-	-	2	2	(1)	(5)	(6)	(4)	15
Federated High Income Bond Fund II - Primary Shares	38	1	-	3	4	-	(19)	(19)	(15)	23
Federated Kaufmann Fund II - Primary Shares	29	-	(1)	(3)	(4)	-	(25)	(25)	(29)	-
Federated Managed Volatility Fund II	8	-	-	-	-	1	-	1	1	9
Federated Quality Bond Fund II - Primary Shares	19	1	-	-	1	-	-	-	1	20
Fidelity VIP Contrafund Portfolio - Service Class 2	207	(2)	25	(16)	7	1	(54)	(53)	(46)	161
Fidelity VIP Equity-Income Portfolio - Service Class 2	28	1	2	2	5	-	(2)	(2)	3	31
Fidelity VIP Government Money Market Portfolio - Service Class 2	61	(1)	-	-	(1)	1	(6)	(5)	(6)	55
Fidelity VIP Growth and Income - Service Class 2	-	-	-	-	-	-	-	-	-	-
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	-	-	-	-	-	-	-	-	-	-

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2016

(Amounts in thousands)

		Changes from operations				Changes from policy transactions
	Net assets at December 31, 2015	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2016
WealthQuest III Variable Annuity - 5% Rollup - (Continued)
Fidelity VIP Index 500 Portfolio - Service Class 2	$103	$(1)	$2	$8	$9	$1	$(4)	$(3)	$6	$109
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	-	-	-	-	-	-	-	-	-	-
Fidelity VIP Mid Cap Portfolio - Service Class 2	97	(1)	3	1	3	1	(34)	(33)	(30)	67
Fidelity VIP Value Portfolio - Service Class 2	21	-	-	1	1	(11)	-	(11)	(10)	11
Fidelity VIP Value Strategies - Service Class 2	39	-	9	(10)	(1)	(1)	(20)	(21)	(22)	17
Invesco V.I. Diversified Dividend Fund - Series I	38	-	-	5	5	2	-	2	7	45
Invesco V.I. Global Health Care Fund - Series I	27	-	5	(7)	(2)	-	(1)	(1)	(3)	24
Invesco V.I. Global Real Estate Fund - Series I	53	-	3	(3)	-	3	(8)	(5)	(5)	48
Invesco V.I. Managed Volatility Fund - Series I	31	1	1	2	4	(2)	-	(2)	2	33
Invesco V.I. Technology Fund - Series I	9	-	-	-	-	1	(1)	-	-	9
MFS Core Equity Portfolio - Initial Class	-	-	-	-	-	-	-	-	-	-
MFS Growth Series - Initial Class	65	(1)	26	(26)	(1)	2	(43)	(41)	(42)	23
MFS Investors Trust Series - Initial Class	-	-	-	-	-	-	-	-	-	-
MFS Research Series - Initial Class	-	-	-	-	-	-	-	-	-	-
T. Rowe Price Equity Income Portfolio	105	-	20	(4)	16	-	(30)	(30)	(14)	91
T. Rowe Price International Stock Portfolio	35	(1)	3	(2)	-	1	(12)	(11)	(11)	24
T. Rowe Price Limited-Term Bond Portfolio	73	-	(1)	1	-	-	(26)	(26)	(26)	47
T. Rowe Price Mid-Cap Growth Portfolio	20	-	1	-	1	-	-	-	1	21
WealthQuest III Group Unallocated Variable Annuity
Alger Balanced Portfolio - Class I-2	568	10	7	30	47	74	(36)	38	85	653
Alger Capital Appreciation Portfolio - Class I-2	848	(2)	29	(27)	-	97	(234)	(137)	(137)	711
Alger Growth & Income Portfolio - Class I-2	184	2	9	5	16	19	(46)	(27)	(11)	173
Alger Large Cap Growth Portfolio - Class I-2	228	(1)	(2)	1	(2)	30	(14)	16	14	242
Alger Mid Cap Growth Portfolio - Class I-2	586	(2)	25	(22)	1	44	(76)	(32)	(31)	555
Alger Small Cap Growth Portfolio - Class I-2	346	(1)	4	19	22	74	(75)	(1)	21	367
Federated Fund for U.S. Government Securities II	400	8	(5)	1	4	177	(93)	84	88	488
Federated High Income Bond Fund II - Primary Shares	884	54	(18)	84	120	77	(222)	(145)	(25)	859
Federated Kaufmann Fund II - Primary Shares	372	(1)	4	(2)	1	7	(258)	(251)	(250)	122
Federated Managed Volatility Fund II	389	18	(11)	15	22	26	(115)	(89)	(67)	322
Federated Quality Bond Fund II - Primary Shares	305	8	(8)	8	8	35	(170)	(135)	(127)	178
Fidelity VIP Asset Manager Portfolio - Service Class 2	7	-	-	-	-	-	-	-	-	7
Fidelity VIP Contrafund Portfolio - Service Class 2	1,754	4	212	(113)	103	219	(384)	(165)	(62)	1,692
Fidelity VIP Equity-Income Portfolio - Service Class 2	218	5	3	28	36	65	(42)	23	59	277
Fidelity VIP Government Money Market Portfolio - Service Class 2	3,649	(11)	-	-	(11)	1,393	(2,053)	(660)	(671)	2,978
Fidelity VIP Growth and Income - Service Class 2	130	2	9	8	19	31	(19)	12	31	161
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	336	(1)	22	(23)	(2)	33	(149)	(116)	(118)	218
Fidelity VIP Index 500 Portfolio - Service Class 2	984	11	27	77	115	152	(63)	89	204	1,188
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	389	10	(9)	16	17	225	(146)	79	96	485
Fidelity VIP Mid Cap Portfolio - Service Class 2	1,595	(1)	61	93	153	211	(334)	(123)	30	1,625
Fidelity VIP Value Portfolio - Service Class 2	210	1	(20)	29	10	54	(59)	(5)	5	215
Fidelity VIP Value Strategies - Service Class 2	473	2	33	(7)	28	55	(249)	(194)	(166)	307
Invesco V.I. Diversified Dividend Fund - Series I	83	1	2	10	13	28	(9)	19	32	115
Invesco V.I. Global Health Care Fund - Series I	492	(2)	69	(129)	(62)	93	(97)	(4)	(66)	426
Invesco V.I. Global Real Estate Fund - Series I	463	6	9	(14)	1	51	(198)	(147)	(146)	317
Invesco V.I. Managed Volatility Fund - Series I	414	7	(19)	51	39	26	(58)	(32)	7	421
Invesco V.I. Mid Cap Growth Fund - Series I	97	-	7	(7)	-	10	(22)	(12)	(12)	85
Invesco V.I. Small Cap Equity Fund - Series I	495	(2)	(52)	94	40	111	(234)	(123)	(83)	412

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2016

(Amounts in thousands)

		Changes from operations				Changes from policy transactions
	Net assets at December 31, 2015	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2016
WealthQuest III Group Unallocated Variable Annuity - (Continued)
Invesco V.I. Technology Fund - Series I	$154	$(1)	$7	$(7)	$(1)	$35	$(20)	$15	$14	$168
MFS Core Equity Portfolio - Initial Class	6	1	9	9	19	95	(10)	85	104	110
MFS Growth Series - Initial Class	397	(1)	21	(17)	3	81	(177)	(96)	(93)	304
MFS Investors Trust Series - Initial Class	139	1	16	(9)	8	17	(35)	(18)	(10)	129
MFS Research Series - Initial Class	22	-	3	(1)	2	9	(1)	8	10	32
T. Rowe Price Equity Income Portfolio	1,813	31	360	(125)	266	149	(728)	(579)	(313)	1,500
T. Rowe Price International Stock Portfolio	1,067	7	58	(50)	15	134	(307)	(173)	(158)	909
T. Rowe Price Limited-Term Bond Portfolio	625	9	(3)	3	9	334	(108)	226	235	860
T. Rowe Price Mid-Cap Growth Portfolio	278	(4)	26	(8)	14	42	(17)	25	39	317

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2015

(Amounts in thousands)

		Changes from operations				Changes from policy transactions
	Net assets at December 31, 2014	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2015

WealthQuest Variable Annuity II
Alger Balanced Portfolio - Class I-2	$68	$-	$1	$(1)	$-	$-	$-	$-	-	$68
Alger Capital Appreciation Portfolio - Class I-2	23	-	3	(2)	1	1	(1)	-	1	24
Alger Growth & Income Portfolio - Class I-2	72	-	2	(2)	-	(1)	(4)	(5)	(5)	67
Alger Large Cap Growth Portfolio - Class I-2	129	(2)	17	(14)	1	(1)	(4)	(5)	(4)	125
Alger Mid Cap Growth Portfolio - Class I-2	402	(5)	4	(10)	(11)	1	(10)	(9)	(20)	382
Alger Small Cap Growth Portfolio - Class I-2	77	(1)	23	(25)	(3)	3	-	3	-	77
Federated Fund for U.S. Government Securities II	197	3	(1)	(4)	(2)	76	(81)	(5)	(7)	190
Federated High Income Bond Fund II - Primary Shares	373	20	-	(38)	(18)	75	(12)	63	45	418
Federated Kaufmann Fund II - Primary Shares	124	(2)	26	(18)	6	3	(28)	(25)	(19)	105
Federated Managed Volatility Fund II	71	2	2	(10)	(6)	2	(11)	(9)	(15)	56
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	283	-	32	(30)	2	-	(78)	(78)	(76)	207
Fidelity VIP Asset Manager Portfolio - Initial Class	284	1	28	(28)	1	(1)	(67)	(68)	(67)	217
Fidelity VIP Contrafund Portfolio - Initial Class	1,540	(4)	174	(177)	(7)	4	(192)	(188)	(195)	1,345
Fidelity VIP Government Money Market Portfolio - Service Class 2	780	(8)	-	-	(8)	7	(297)	(290)	(298)	482
Fidelity VIP Growth Opportunities Portfolio - Initial Class	523	(5)	94	(67)	22	17	(76)	(59)	(37)	486
Fidelity VIP Index 500 Portfolio - Initial Class	1,140	7	59	(64)	2	96	(219)	(123)	(121)	1,019
Lazard Retirement Emerging Markets Portfolio	149	(1)	(4)	(22)	(27)	4	(31)	(27)	(54)	95
Lazard Retirement Small-Mid Cap Portfolio	173	(2)	8	(11)	(5)	2	(13)	(11)	(16)	157
MFS Core Equity Portfolio - Initial Class	195	1	113	(108)	6	191	(226)	(35)	(29)	166
MFS Growth Series - Initial Class	535	(5)	97	(60)	32	(1)	(107)	(108)	(76)	459
MFS Investors Trust Series - Initial Class	122	(1)	14	(15)	(2)	2	(4)	(2)	(4)	118
MFS Research Series - Initial Class	135	(1)	20	(19)	-	1	(23)	(22)	(22)	113
T. Rowe Price Equity Income Portfolio	389	2	30	(58)	(26)	-	(64)	(64)	(90)	299
T. Rowe Price International Stock Portfolio	139	(1)	8	(9)	(2)	-	(8)	(8)	(10)	129
T. Rowe Price Limited-Term Bond Portfolio	86	-	-	-	-	-	(17)	(17)	(17)	69
T. Rowe Price Mid-Cap Growth Portfolio	882	(10)	151	(91)	50	5	(178)	(173)	(123)	759
VanEck VIP Emerging Markets Fund - Initial Class	224	(2)	9	(39)	(32)	4	(12)	(8)	(40)	184
VanEck VIP Global Hard Assets Fund - Initial Class	24	-	-	(8)	(8)	2	-	2	(6)	18
Investrac Gold Variable Annuity
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	168	-	1	(3)	(2)	-	(1)	(1)	(3)	165
Fidelity VIP Asset Manager Portfolio - Initial Class	75	-	5	(6)	(1)	1	(1)	-	(1)	74
Fidelity VIP Balanced Portfolio - Initial Class	10	-	-	-	-	-	-	-	-	10
Fidelity VIP Contrafund Portfolio - Initial Class	1,284	(5)	173	(172)	(4)	11	(174)	(163)	(167)	1,117
Fidelity VIP Equity-Income Portfolio - Initial Class	888	15	69	(129)	(45)	1	(53)	(52)	(97)	791
Fidelity VIP Government Money Market Portfolio - Initial Class	1,120	(14)	-	-	(14)	6	(223)	(217)	(231)	889
Fidelity VIP Growth - Initial Class	966	(11)	56	10	55	13	(42)	(29)	26	992
Fidelity VIP Growth and Income - Initial Class	78	1	4	(7)	(2)	(1)	-	(1)	(3)	75
Fidelity VIP Growth Opportunities Portfolio - Initial Class	14	-	8	(8)	-	-	(14)	(14)	(14)	-
Fidelity VIP High Income - Initial Class	121	6	1	(13)	(6)	-	-	-	(6)	115
Fidelity VIP Index 500 Portfolio - Initial Class	1,585	10	21	(32)	(1)	21	(45)	(24)	(25)	1,560
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	15	-	-	-	-	-	(1)	(1)	(1)	14
Fidelity VIP Mid Cap Portfolio - Initial Class	669	(6)	121	(129)	(14)	10	(90)	(80)	(94)	575
Fidelity VIP Overseas Portfolio - Initial Class	162	-	-	4	4	1	(3)	(2)	2	164
T. Rowe Price Equity Income Portfolio	136	-	10	(21)	(11)	4	(22)	(18)	(29)	107
T. Rowe Price International Stock Portfolio	59	-	2	(3)	(1)	3	(3)	-	(1)	58
T. Rowe Price Mid-Cap Growth Portfolio	311	(5)	45	(25)	15	5	-	5	20	331

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2015

(Amounts in thousands)

		Changes from operations				Changes from policy transactions
	Net assets at December 31, 2014	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2015

WealthQuest III Variable Annuity - No Rider
Alger Balanced Portfolio - Class I-2	$445	$4	$13	$(16)	$1	$10	$(53)	$(43)	$(42)	$403
Alger Capital Appreciation Portfolio - Class I-2	716	(7)	157	(116)	34	27	(164)	(137)	(103)	613
Alger Growth & Income Portfolio - Class I-2	147	-	7	(9)	(2)	2	(26)	(24)	(26)	121
Alger Large Cap Growth Portfolio - Class I-2	391	(5)	46	(39)	2	4	(14)	(10)	(8)	383
Alger Mid Cap Growth Portfolio - Class I-2	227	(2)	20	(20)	(2)	2	(37)	(35)	(37)	190
Alger Small Cap Growth Portfolio - Class I-2	260	(3)	56	(63)	(10)	4	(70)	(66)	(76)	184
Federated Fund for U.S. Government Securities II	112	1	-	(3)	(2)	242	(9)	233	231	343
Federated High Income Bond Fund II - Primary Shares	649	29	(5)	(41)	(17)	6	(128)	(122)	(139)	510
Federated Kaufmann Fund II - Primary Shares	102	(1)	23	(17)	5	1	(40)	(39)	(34)	68
Federated Managed Volatility Fund II	272	9	3	(39)	(27)	39	(15)	24	(3)	269
Federated Quality Bond Fund II - Primary Shares	143	3	(1)	(5)	(3)	5	(32)	(27)	(30)	113
Fidelity VIP Contrafund Portfolio - Service Class 2	2,032	(8)	327	(332)	(13)	26	(317)	(291)	(304)	1,728
Fidelity VIP Equity-Income Portfolio - Service Class 2	742	12	72	(123)	(39)	3	(51)	(48)	(87)	655
Fidelity VIP Government Money Market Portfolio - Service Class 2	493	(6)	-	-	(6)	72	(98)	(26)	(32)	461
Fidelity VIP Growth and Income - Service Class 2	304	2	50	(60)	(8)	9	(66)	(57)	(65)	239
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	538	(6)	142	(118)	18	7	(151)	(144)	(126)	412
Fidelity VIP Index 500 Portfolio - Service Class 2	1,125	5	123	(129)	(1)	86	(274)	(188)	(189)	936
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	254	3	(1)	(6)	(4)	5	(34)	(29)	(33)	221
Fidelity VIP Mid Cap Portfolio - Service Class 2	2,428	(21)	486	(511)	(46)	377	(814)	(437)	(483)	1,945
Fidelity VIP Value Portfolio - Service Class 2	235	1	65	(68)	(2)	78	(129)	(51)	(53)	182
Fidelity VIP Value Strategies - Service Class 2	269	(1)	74	(78)	(5)	79	(171)	(92)	(97)	172
Invesco V.I. Diversified Dividend Fund - Series I	36	1	-	-	1	(1)	-	(1)	-	36
Invesco V.I. Global Health Care Fund - Series I	53	(1)	19	(18)	-	87	(13)	74	74	127
Invesco V.I. Global Real Estate Fund - Series I	487	10	32	(53)	(11)	3	(86)	(83)	(94)	393
Invesco V.I. Managed Volatility Fund - Series I	242	-	80	(88)	(8)	2	(18)	(16)	(24)	218
Invesco V.I. Mid Cap Growth Fund - Series I	17	-	2	(2)	-	1	(2)	(1)	(1)	16
Invesco V.I. Small Cap Equity Fund - Series I	227	(3)	67	(78)	(14)	41	(53)	(12)	(26)	201
Invesco V.I. Technology Fund - Series I	142	(2)	21	(11)	8	6	(19)	(13)	(5)	137
MFS Core Equity Portfolio - Initial Class	17	-	9	(10)	(1)	17	(17)	-	(1)	16
MFS Growth Series - Initial Class	168	(2)	12	-	10	12	(3)	9	19	187
MFS Investors Trust Series - Initial Class	18	-	2	(2)	-	-	(1)	(1)	(1)	17
MFS Research Series - Initial Class	7	-	1	(1)	-	(1)	-	(1)	(1)	6
T. Rowe Price Equity Income Portfolio	1,663	10	100	(241)	(131)	55	(126)	(71)	(202)	1,461
T. Rowe Price International Stock Portfolio	935	(5)	76	(82)	(11)	7	(287)	(280)	(291)	644
T. Rowe Price Limited-Term Bond Portfolio	374	-	(3)	-	(3)	26	(73)	(47)	(50)	324
T. Rowe Price Mid-Cap Growth Portfolio	19	-	3	(2)	1	1	(2)	(1)	-	19
WealthQuest III Variable Annuity - 6 yr Ratchet
Alger Balanced Portfolio - Class I-2	11	-	2	(2)	-	-	(10)	(10)	(10)	1
Alger Capital Appreciation Portfolio - Class I-2	43	(1)	10	(8)	1	2	(12)	(10)	(9)	34
Alger Growth & Income Portfolio - Class I-2	38	1	2	(2)	1	(1)	(3)	(4)	(3)	35
Alger Large Cap Growth Portfolio - Class I-2	60	(1)	8	(6)	1	-	(7)	(7)	(6)	54
Alger Mid Cap Growth Portfolio - Class I-2	57	(1)	3	(4)	(2)	1	(6)	(5)	(7)	50
Alger Small Cap Growth Portfolio - Class I-2	12	-	3	(4)	(1)	-	-	-	(1)	11
Federated Fund for U.S. Government Securities II	6	-	-	-	-	1	(1)	-	-	6
Federated High Income Bond Fund II - Primary Shares	66	3	-	(5)	(2)	-	(6)	(6)	(8)	58
Federated Kaufmann Fund II - Primary Shares	-	-	-	-	-	-	-	-	-	-
Federated Managed Volatility Fund II	1	-	-	-	-	-	-	-	-	1
Federated Quality Bond Fund II - Primary Shares	5	-	-	-	-	-	-	-	-	5

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2015

(Amounts in thousands)

		Changes from operations				Changes from policy transactions
	Net assets at December 31, 2014	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2015

WealthQuest III Variable Annuity - 6 yr Ratchet - (Continued)
Fidelity VIP Contrafund Portfolio - Service Class 2	$109	-	$25	$(24)	$1	-	$(24)	$(24)	$(23)	$86
Fidelity VIP Equity-Income Portfolio - Service Class 2	33	1	5	(7)	(1)	(1)	(6)	(7)	(8)	25
Fidelity VIP Government Money Market Portfolio - Service Class 2	241	(3)	-	-	(3)	1	(38)	(37)	(40)	201
Fidelity VIP Growth and Income - Service Class 2	60	-	3	(6)	(3)	1	-	1	(2)	58
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	3	-	-	-	-	-	-	-	-	3
Fidelity VIP Index 500 Portfolio - Service Class 2	301	1	3	(5)	(1)	-	(10)	(10)	(11)	290
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	9	-	-	-	-	(1)	(1)	(2)	(2)	7
Fidelity VIP Mid Cap Portfolio - Service Class 2	232	(2)	50	(46)	2	42	(144)	(102)	(100)	132
Fidelity VIP Value Portfolio - Service Class 2	71	-	17	(18)	(1)	14	(26)	(12)	(13)	58
Fidelity VIP Value Strategies - Service Class 2	13	-	6	(6)	-	15	(16)	(1)	(1)	12
Invesco V.I. Diversified Dividend Fund - Series I	-	-	-	-	-	-	-	-	-
Invesco V.I. Global Health Care Fund - Series I	50	(1)	5	(3)	1	-	-	-	1	51
Invesco V.I. Global Real Estate Fund - Series I	26	-	9	(9)	-	(1)	(17)	(18)	(18)	8
Invesco V.I. Managed Volatility Fund - Series I	21	-	4	(4)	-	1	(14)	(13)	(13)	8
Invesco V.I. Small Cap Equity Fund - Series I	-	-	-	-	-	-	-	-	-	-
Invesco V.I. Technology Fund - Series I	41	(1)	4	(2)	1	1	-	1	2	43
MFS Core Equity Portfolio - Initial Class	-	-	-	-	-	-	-	-	-
MFS Growth Series - Initial Class	21	-	8	(6)	2	(1)	(16)	(17)	(15)	6
MFS Investors Trust Series - Initial Class	95	-	13	(14)	(1)	-	(20)	(20)	(21)	74
MFS Research Series - Initial Class	-	-	-	-	-	-	-	-	-	-
T. Rowe Price Equity Income Portfolio	329	1	31	(56)	(24)	2	(66)	(64)	(88)	241
T. Rowe Price International Stock Portfolio	35	-	3	(3)	-	-	(12)	(12)	(12)	23
T. Rowe Price Limited-Term Bond Portfolio	38	(1)	-	-	(1)	5	(1)	4	3	41
T. Rowe Price Mid-Cap Growth Portfolio	5	-	-	-	-	-	(2)	(2)	(2)	3
WealthQuest III Variable Annuity - 3% Rollup
Alger Capital Appreciation Portfolio - Class I-2	3	-	-	-	-	-	-	-	-	3
Alger Growth & Income Portfolio - Class I-2	2	-	-	-	-	-	-	-	-	2
Alger Mid Cap Growth Portfolio - Class I-2	-	-	-	-	-	-	-	-	-	-
Fidelity VIP Contrafund Portfolio - Service Class 2	-	-	-	-	-	-	-	-	-	-
Fidelity VIP Government Money Market Portfolio - Service Class 2	-	-	-	-	-	-	-	-	-	-
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	-	-	-	-	-	-	-	-	-	-
Fidelity VIP Mid Cap Portfolio - Service Class 2	3	-	-	-	-	-	-	-	-	3
WealthQuest III Variable Annuity - 5% Rollup
Alger Balanced Portfolio - Class I-2	22	-	1	(1)	-	-	(2)	(2)	(2)	20
Alger Capital Appreciation Portfolio - Class I-2	71	(1)	10	(5)	4	-	(4)	(4)	-	71
Alger Growth & Income Portfolio - Class I-2	10	-	-	-	-	-	(1)	(1)	(1)	9
Alger Large Cap Growth Portfolio - Class I-2	56	(1)	6	(5)	-	-	-	-	-	56
Alger Mid Cap Growth Portfolio - Class I-2	21	-	-	-	-	-	-	-	-	21
Alger Small Cap Growth Portfolio - Class I-2	20	-	6	(6)	-	(1)	-	(1)	(1)	19
Federated High Income Bond Fund II - Primary Shares	49	2	-	(4)	(2)	1	(10)	(9)	(11)	38
Federated Kaufmann Fund II - Primary Shares	30	-	5	(3)	2	(1)	(2)	(3)	(1)	29
Federated Managed Volatility Fund II	9	-	-	(1)	(1)	-	-	-	(1)	8
Federated Quality Bond Fund II - Primary Shares	20	1	-	(1)	-	(1)	-	(1)	(1)	19
Fidelity VIP Contrafund Portfolio - Service Class 2	267	(1)	37	(36)	-	-	(60)	(60)	(60)	207
Fidelity VIP Equity-Income Portfolio - Service Class 2	30	1	3	(5)	(1)	-	(1)	(1)	(2)	28
Fidelity VIP Government Money Market Portfolio - Service Class 2	83	(1)	-	-	(1)	7	(28)	(21)	(22)	61
Fidelity VIP Growth and Income - Service Class 2	1	-	-	-	-	-	(1)	(1)	(1)	-
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	15	-	6	(5)	1	1	(17)	(16)	(15)	-

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2015

(Amounts in thousands)

		Changes from operations				Changes from policy transactions
	Net assets at December 31, 2014	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2015

WealthQuest III Variable Annuity - 5% Rollup - (Continued)
Fidelity VIP Index 500 Portfolio - Service Class 2	$128	-	$12	$(12)	-	$1	$(26)	$(25)	$(25)	$103
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	1	-	-	-	-	(1)	-	(1)	(1)	-
Fidelity VIP Mid Cap Portfolio - Service Class 2	181	(2)	34	(32)	-	2	(86)	(84)	(84)	97
Fidelity VIP Value Portfolio - Service Class 2	-	-	2	(2)	-	21	-	21	21	21
Fidelity VIP Value Strategies - Service Class 2	41	(1)	5	(7)	(3)	13	(12)	1	(2)	39
Invesco V.I. Diversified Dividend Fund - Series I	35	-	-	-	-	3	-	3	3	38
Invesco V.I. Global Health Care Fund - Series I	28	-	3	(3)	-	1	(2)	(1)	(1)	27
Invesco V.I. Global Real Estate Fund - Series I	55	1	1	(4)	(2)	2	(2)	-	(2)	53
Invesco V.I. Managed Volatility Fund - Series I	31	-	11	(12)	(1)	1	-	1	-	31
Invesco V.I. Technology Fund - Series I	9	-	1	-	1	-	(1)	(1)	-	9
MFS Core Equity Portfolio - Initial Class	-	-	-	-	-	-	-	-	-	-
MFS Growth Series - Initial Class	63	(1)	5	-	4	(1)	(1)	(2)	2	65
MFS Investors Trust Series - Initial Class	-	-	-	-	-	-	-	-	-	-
MFS Research Series - Initial Class	-	-	-	-	-	-	-	-	-	-
T. Rowe Price Equity Income Portfolio	112	-	3	(13)	(10)	6	(3)	3	(7)	105
T. Rowe Price International Stock Portfolio	47	(1)	4	(4)	(1)	1	(12)	(11)	(12)	35
T. Rowe Price Limited-Term Bond Portfolio	81	-	-	-	-	(1)	(7)	(8)	(8)	73
T. Rowe Price Mid-Cap Growth Portfolio	19	-	3	(1)	2	(1)	-	(1)	1	20
WealthQuest III Group Unallocated Variable Annuity
Alger Balanced Portfolio - Class I-2	504	10	4	(8)	6	79	(21)	58	64	568
Alger Capital Appreciation Portfolio - Class I-2	787	(2)	143	(94)	47	175	(161)	14	61	848
Alger Growth & Income Portfolio - Class I-2	262	3	20	(21)	2	19	(99)	(80)	(78)	184
Alger Large Cap Growth Portfolio - Class I-2	404	(1)	65	(52)	12	34	(222)	(188)	(176)	228
Alger Mid Cap Growth Portfolio - Class I-2	630	(2)	63	(78)	(17)	106	(133)	(27)	(44)	586
Alger Small Cap Growth Portfolio - Class I-2	432	(2)	105	(121)	(18)	97	(165)	(68)	(86)	346
Federated Fund for U.S. Government Securities II	382	9	(2)	(7)	-	63	(45)	18	18	400
Federated High Income Bond Fund II - Primary Shares	988	46	5	(77)	(26)	97	(175)	(78)	(104)	884
Federated Kaufmann Fund II - Primary Shares	394	(2)	87	(67)	18	120	(160)	(40)	(22)	372
Federated Managed Volatility Fund II	908	33	33	(125)	(59)	21	(481)	(460)	(519)	389
Federated Quality Bond Fund II - Primary Shares	362	13	(5)	(9)	(1)	33	(89)	(56)	(57)	305
Fidelity VIP Asset Manager Portfolio - Service Class 2	7	-	-	(1)	(1)	1	-	1	-	7
Fidelity VIP Contrafund Portfolio - Service Class 2	1,911	7	337	(347)	(3)	274	(428)	(154)	(157)	1,754
Fidelity VIP Equity-Income Portfolio - Service Class 2	344	6	38	(56)	(12)	38	(152)	(114)	(126)	218
Fidelity VIP Government Money Market Portfolio - Service Class 2	4,268	(14)	-	-	(14)	379	(984)	(605)	(619)	3,649
Fidelity VIP Growth and Income - Service Class 2	140	3	18	(24)	(3)	30	(37)	(7)	(10)	130
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	244	(1)	69	(56)	12	156	(76)	80	92	336
Fidelity VIP Index 500 Portfolio - Service Class 2	1,039	15	63	(70)	8	105	(168)	(63)	(55)	984
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	476	9	(5)	(9)	(5)	47	(129)	(82)	(87)	389
Fidelity VIP Mid Cap Portfolio - Service Class 2	2,195	(3)	379	(407)	(31)	618	(1,187)	(569)	(600)	1,595
Fidelity VIP Value Portfolio - Service Class 2	286	4	79	(87)	(4)	198	(270)	(72)	(76)	210
Fidelity VIP Value Strategies - Service Class 2	566	3	117	(141)	(21)	216	(288)	(72)	(93)	473
Invesco V.I. Diversified Dividend Fund - Series I	98	1	7	(6)	2	22	(39)	(17)	(15)	83
Invesco V.I. Global Health Care Fund - Series I	384	(2)	97	(100)	(5)	268	(155)	113	108	492
Invesco V.I. Global Real Estate Fund - Series I	686	16	50	(76)	(10)	72	(285)	(213)	(223)	463
Invesco V.I. Managed Volatility Fund - Series I	644	4	182	(198)	(12)	38	(256)	(218)	(230)	414
Invesco V.I. Mid Cap Growth Fund - Series I	132	-	29	(28)	1	33	(69)	(36)	(35)	97
Invesco V.I. Small Cap Equity Fund - Series I	844	(3)	202	(240)	(41)	121	(429)	(308)	(349)	495

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2015

(Amounts in thousands)

		Changes from operations				Changes from policy transactions
	Net assets at December 31, 2014	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2015

WealthQuest III Group Unallocated Variable Annuity - (Continued)
Invesco V.I. Technology Fund - Series I	$179	$(1)	$26	$(15)	$10	$32	$(67)	$(35)	$(25)	$154
MFS Core Equity Portfolio- Initial Class	119	1	29	(27)	3	118	(234)	(116)	(113)	6
MFS Growth Series - Initial Class	1,031	(1)	277	(245)	31	65	(730)	(665)	(634)	397
MFS Investors Trust Series - Initial Class	148	-	21	(23)	(2)	22	(29)	(7)	(9)	139
MFS Research Series - Initial Class	19	-	1	(2)	(1)	9	(5)	4	3	22
T. Rowe Price Equity Income Portfolio	2,056	28	121	(296)	(147)	147	(243)	(96)	(243)	1,813
T. Rowe Price International Stock Portfolio	1,181	7	87	(118)	(24)	284	(374)	(90)	(114)	1,067
T. Rowe Price Limited-Term Bond Portfolio	662	6	(3)	(2)	1	46	(84)	(38)	(37)	625
T. Rowe Price Mid-Cap Growth Portfolio	251	-	53	(35)	18	49	(40)	9	27	278

See accompanying notes to the financial statements.

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

American National Variable Annuity Separate Account (“Separate Account”) was established on July 30, 1991 under Texas law as a separate investment account of American National Insurance Company (“Sponsor”). The Separate Account began operations on April 20, 1994. The Separate Account’s assets are segregated from the Sponsor’s general assets and are used only to support variable annuity products issued by the Sponsor. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

These financial statements report the results of the subaccounts for the various variable annuity products. As of December 31, 2016, there are 55 active subaccounts within the Separate Account, although not all subaccounts are offered in each product. Each of the subaccounts is invested only in a corresponding portfolio of the following mutual fund companies: The Alger Portfolios, Federated Insurance Series, Fidelity Variable Insurance Products, Invesco Variable Insurance Funds, MFS Variable Insurance Trust, VanEck VIP Trust, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc. and Lazard Retirement Series.

On May 1, 2016 the T. Rowe Price Prime Reserve Portfolio was converted to the T. Rowe Price Government Money Portfolio. Activities prior to the merger are reflected as part of the T. Rowe Price Prime Reserve, while activities after the merger are reflected as part of the T. Rowe Price Government Money Portfolio.

The financial statements of the Separate Account have been prepared on an accrual basis in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of the financial statements. Actual results in the future could differ from management’s estimates.

Investments - Investments in shares of the separate investment portfolios are stated at fair value. The determination of fair value is based on a three-tier hierarchy as follows:

Level 1	Unadjusted quoted prices from active markets for identical assets.
Level 2	Quoted prices in markets that are not active or inputs that are observable directly or indirectly from market data or can be corroborated through observed market data.
Level 3	Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities.

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period.

Federal Taxes - The operations of the Separate Account form a part of, and are taxed with, the operations of the Sponsor. Under the Internal Revenue Code, all ordinary income and capital gains allocated to the policyholders are not taxed to the Sponsor. As a result, the unit values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

(2)	SECURITY PURCHASES AND SALES

For the period ended December 31, 2016, the aggregate cost of purchases (including reinvestment of dividend distributions and transfers between mutual fund portfolios) and proceeds from sales of investments in the mutual portfolios were as follows (in thousands):

Fund	Purchases	Sales

Alger Balanced Portfolio - Class I-2	$108	$91
Alger Capital Appreciation Portfolio - Class I-2	115	326
Alger Growth & Income Portfolio - Class I-2	27	89
Alger Large Cap Growth Portfolio - Class I-2	41	89
Alger Mid Cap Growth Portfolio - Class I-2	48	107
Alger Small Cap Growth Portfolio - Class I-2	164	153
Federated Fund for U.S. Government Securities II	243	411
Federated High Income Bond Fund II - Primary Shares	251	383
Federated Kaufmann Fund II - Primary Shares	47	297
Federated Managed Volatility Fund II	61	171
Federated Quality Bond Fund II - Primary Shares	62	183
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	12	42
Fidelity VIP Asset Manager Portfolio - Initial Class	17	26
Fidelity VIP Asset Manager Portfolio - Service Class 2	-	-
Fidelity VIP Balanced Portfolio - Initial Class	-	-
Fidelity VIP Contrafund Portfolio - Initial Class	228	238
Fidelity VIP Contrafund Portfolio - Service Class 2	547	596
Fidelity VIP Equity-Income Portfolio - Initial Class	69	174
Fidelity VIP Equity-Income Portfolio - Service Class 2	145	123
Fidelity VIP Government Money Market Portfolio - Initial Class	8	86
Fidelity VIP Government Money Market Portfolio - Service Class 2	1,534	2,280
Fidelity VIP Growth - Initial Class	94	89
Fidelity VIP Growth and Income - Initial Class	6	1
Fidelity VIP Growth and Income - Service Class 2	61	94
Fidelity VIP Growth Opportunities Portfolio - Initial Class	20	79
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	180	410
Fidelity VIP High Income - Initial Class	-	81
Fidelity VIP Index 500 Portfolio - Initial Class	75	224
Fidelity VIP Index 500 Portfolio - Service Class 2	281	272
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	-	1
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	244	170
Fidelity VIP Mid Cap Portfolio - Initial Class	46	31
Fidelity VIP Mid Cap Portfolio - Service Class 2	490	683
Fidelity VIP Overseas Portfolio - Initial Class	4	10
Fidelity VIP Value Portfolio - Service Class 2	51	63
Fidelity VIP Value Strategies - Service Class 2	61	295
Invesco V.I. Diversified Dividend Fund - Series I	57	21
Invesco V.I. Global Health Care Fund - Series I	186	187
Invesco V.I. Global Real Estate Fund - Series I	97	247
Invesco V.I. Managed Volatility Fund - Series I	61	136
Invesco V.I. Mid Cap Growth Fund - Series I	21	25
Invesco V.I. Small Cap Equity Fund - Series I	160	260
Invesco V.I. Technology Fund - Series I	51	37
Lazard Retirement Emerging Markets Portfolio	1	2
Lazard Retirement Small-Mid Cap Portfolio	9	6
MFS Core Equity Portfolio - Initial Class	148	35
MFS Growth Series - Initial Class	227	250
MFS Investors Trust Series - Initial Class	55	137
MFS Research Series - Initial Class	29	14
T. Rowe Price Equity Income Portfolio	600	1,089
T. Rowe Price International Stock Portfolio	239	400
T. Rowe Price Limited-Term Bond Portfolio	379	191
T. Rowe Price Mid-Cap Growth Portfolio	139	87
VanEck VIP Emerging Markets Fund - Initial Class	2	7
VanEck VIP Global Hard Assets Fund - Initial Class	-	3

Total	$7,801	$11,502

(3)	POLICY CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charges - Mortality risk and expense risk charges are assessed daily against the Separate Account’s net asset value. This fee was assessed during 2016 on policies in both the accumulation period and the annuity period, and varied by product as follows:

WealthQuest Variable Annuity II	1.15%

Investrac Gold Variable Annuity	1.25%

Group Unallocated Variable Annuity	0.35%

WealthQuest III Variable Annuity	1.10% (with No Riders, accumulation period)

WealthQuest III Variable Annuity	1.15% (with No Riders, annuity period)

WealthQuest III Variable Annuity	1.20% (with Minimum Guaranteed. Death Benefit Rider,

6 year Ratchet)

WealthQuest III Variable Annuity	1.30% (3% Guaranteed Death Benefit Rider)

WealthQuest III Variable Annuity	1.45% (5% Guaranteed Death Benefit Rider)

Administrative Charges - The Sponsor’s administrative charges consist of an annual contract fee and a daily administrative asset fee. The annual contract fee ranges between $0 and $35 and is generally waived for those contract values greater than $50,000. At the time of full surrender, the annual contract fee will be deducted on a pro rata basis. The administrative asset fee ranges between 0.10% and 0.90% annually for all contracts. These charges are deducted through redemption of units of interest from applicable policyholders’ accounts. The Group Unallocated Variable Annuity annual administration fees based on total contract value are as follows:

$0 – 500,000	0.90%
$500,001 – 1,000,000	0.70%
$1,000,001 – 3,000,000	0.50%
$3,000,001 – 5,000,000	0.25%
$5,000,001 and above	0%

Surrender Charge - On withdrawals of that portion of the accumulation value representing purchase payments, a surrender charge is imposed based upon the number of contract years from date of issue. The surrender charge ranges from a maximum of 7% to 0% depending upon the product and year of withdrawal.

Transfer Charge - A range between $0 and $10 transfer charge is imposed after the first twelve transfers in any one policy year for transfers made among the subaccounts.

Premium Charge - Premium taxes for certain jurisdictions are deducted from premiums paid based on state of residence. The Sponsor’s current practice is to deduct any state imposed premium tax from purchase payments. If a state only imposes premium taxes upon annuitization, the Sponsor will deduct these taxes from the contract value upon annuitization.

(4) FINANCIAL HIGHLIGHTS

The Sponsor sells a number of variable annuity products having unique combinations of features and fees that are charged against the policyholder’s account balance (see Note 3). Differences in fee structures result in a variety of expense ratios and total returns. The following table was developed by determining which products offered by the Separate Account have the lowest and highest total return (all ratios are percentages):

	At December 31,			For the years ended December 31,
	Units	Unit Fair Value	Net Assets	Investment[1]	Expense Ratio[2]	Total Return[3]
	(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest
Alger Balanced Portfolio - Class I-2
2016	713	1.42 to 1.70	1,145	1.96	1.20 to 1.55	6.47 to 8.28
2015	714	1.33 to 1.57	1,059	2.10	1.20 to 1.55	0.00 to 1.29
2014	716	1.33 to 1.55	1,050	1.93	1.20 to 1.55	7.50 to 8.96
2013	793	1.24 to 1.42	1,069	1.15	1.20 to 1.55	13.51 to 14.88
2012	1,032	1.09 to 1.24	1,209	1.35	1.20 to 1.55	4.59 to 5.86
Alger Capital Appreciation Portfolio - Class I-2
2016	733	1.62 to 1.99	1,371	0.90	1.20 to 1.55	(1.18) to 0.00
2015	846	1.63 to 1.99	1,593	11.03	1.20 to 1.55	4.32 to 5.85
2014	925	1.55 to 1.88	1,643	14.91	1.20 to 1.55	12.00 to 13.27
2013	1,036	1.44 to 1.66	1,632	11.59	1.20 to 1.55	33.11 to 34.72
2012	1,141	1.08 to 1.23	1,341	1.02	1.20 to 1.55	16.47 to 17.89
Alger Growth & Income Portfolio - Class I-2
2016	262	1.33 to 1.58	384	1.72	1.20 to 1.55	8.66 to 9.72
2015	312	1.22 to 1.44	418	1.68	1.20 to 1.55	(0.81) to 0.70
2014	393	1.23 to 1.43	531	2.18	1.20 to 1.55	10.75 to 11.97
2013	530	1.11 to 1.28	626	1.97	1.20 to 1.55	27.92 to 29.46
2012	531	0.87 to 0.99	488	3.19	1.20 to 1.55	10.61 to 11.95
Alger Large Cap Growth Portfolio - Class I-2
2016	617	1.16 to 1.39	786	0.35	1.20 to 1.55	(2.52) to (1.42)
2015	656	1.19 to 1.41	846	9.95	1.20 to 1.55	0.00 to 1.44
2014	803	1.19 to 1.39	1,040	15.22	1.20 to 1.55	9.17 to 10.88
2013	960	1.09 to 1.25	1,117	0.78	1.20 to 1.55	33.00 to 34.61
2012	1,038	0.82 to 0.93	902	1.19	1.20 to 1.55	8.17 to 9.48
Alger Mid Cap Growth Portfolio - Class I-2
2016	697	1.53 to 1.82	1,176	-	1.20 to 1.55	(0.65) to 0.55
2015	728	1.54 to 1.81	1,229	-	1.20 to 1.55	(3.09) to (1.63)
2014	774	1.58 to 1.84	1,337	-	1.20 to 1.55	6.08 to 7.43
2013	1,207	1.49 to 1.71	1,930	0.34	1.20 to 1.55	33.75 to 35.37
2012	1,322	1.11 to 1.27	1,581	-	1.20 to 1.55	14.41 to 15.80
Alger Small Cap Growth Portfolio - Class I-2
2016	384	1.36 to 1.66	602	13.43	1.20 to 1.55	4.51 to 5.73
2015	434	1.29 to 1.57	637	25.77	1.20 to 1.55	(5.15) to (3.68)
2014	522	1.36 to 1.63	801	6.71	1.20 to 1.55	(0.89) to 0.35
2013	925	1.41 to 1.62	1,430	13.12	1.20 to 1.55	32.2 to 33.79
2012	1,039	1.07 to 1.21	1,211	21.18	1.20 to 1.55	10.76 to 12.10
Federated Fund for U.S. Government Securities II
2016	525	1.27 to 1.71	768	2.75	1.20 to 1.55	0.00 to 0.79
2015	671	1.26 to 1.70	939	2.30	1.20 to 1.55	(1.16) to 0.72
2014	481	1.27 to 1.72	697	3.37	1.20 to 1.55	3.06 to 3.96
2013	661	1.23 to 1.34	899	3.66	1.20 to 1.55	(3.32) to (2.39)
2012	1,005	1.27 to 1.37	1,443	4.08	1.20 to 1.55	1.64 to 2.61
Federated High Income Bond Fund II - Primary Shares
2016	771	2.24 to 2.68	1,918	6.46	1.20 to 1.55	12.56 to 14.53
2015	872	1.99 to 2.34	1,908	5.81	1.20 to 1.55	(4.19) to (2.90)
2014	937	2.07 to 2.41	2,125	6.22	1.20 to 1.55	1.15 to 2.41
2013	1,157	2.05 to 2.35	2,593	7.18	1.20 to 1.55	5.34 to 6.61
2012	1,471	1.94 to 2.21	3,086	8.10	1.20 to 1.55	12.92 to 14.29
Federated Kaufmann Fund II - Primary Shares
2016	124	2.15 to 2.47	293	8.27	1.20 to 1.55	1.90 to 3.35
2015	247	2.11 to 2.39	574	15.25	1.20 to 1.55	4.85 to 5.75
2014	296	2.01 to 2.26	650	10.24	1.20 to 1.55	8.00 to 9.43
2013	331	1.86 to 2.07	667	8.53	1.20 to 1.55	37.97 to 39.63
2012	436	1.35 to 1.48	633	-	1.20 to 1.55	15.48 to 16.88

Federated Managed Volatility Fund II
2016	391	1.43 to 1.70	627	5.11	1.20 to 1.55	5.67 to 6.92
2015	481	1.35 to 1.59	723	5.67	1.20 to 1.55	(9.09) to (7.56)
2014	755	1.48 to 1.72	1,261	10.34	1.20 to 1.55	2.32 to 3.41
2013	773	1.45 to 1.66	1,240	3.01	1.20 to 1.55	19.87 to 21.32
2012	863	1.21 to 1.37	1,138	9.06	1.20 to 1.55	11.79 to 13.15
Federated Quality Bond Fund II - Primary Shares
2016	213	1.37 to 1.58	321	3.77	1.20 to 1.55	2.17 to 3.27
2015	299	1.34 to 1.53	442	4.10	1.20 to 1.55	(2.19) to 0.00
2014	355	1.37 to 1.53	530	4.71	1.20 to 1.55	2.31 to 3.13
2013	565	1.34 to 1.48	818	3.13	1.20 to 1.55	(0.52) to 0.68
2012	908	1.34 to 1.47	1,320	3.93	1.20 to 1.55	8.03 to 9.34
Fidelity VIP Asset Manager Growth Portfolio - Initial Class
2016	164	1.80 to 2.61	339	2.68	1.25 to 1.40	0.77 to 1.12
2015	180	1.78 to 2.59	372	1.20	1.25 to 1.40	(1.15) to (1.11)
2014	221	1.80 to 2.62	451	1.18	1.25 to 1.40	4.32 to 4.45
2013	222	1.72 to 2.51	432	1.23	1.25 to 1.40	20.71 to 20.89
2012	254	1.43 to 2.08	417	1.86	1.25 to 1.40	13.84 to 14.01
Fidelity VIP Asset Manager Portfolio - Initial Class
2016	128	1.98 to 2.93	275	5.75	1.25 to 1.40	1.74 to 2.06
2015	138	1.94 to 2.88	291	9.02	1.25 to 1.40	(1.37) to (1.02)
2014	170	1.96 to 2.92	359	6.20	1.25 to 1.40	4.36 to 4.46
2013	182	1.88 to 2.80	366	1.85	1.25 to 1.40	14.10 to 14.27
2012	179	1.64 to 2.45	321	2.31	1.25 to 1.40	10.91 to 11.08
Fidelity VIP Asset Manager Portfolio - Service Class 2
2016	4	1.75	7	5.43	1.25	2.34
2015	4	1.71	7	8.29	1.25	(0.58)
2014	4	1.72	7	6.02	1.25	5.47
2013	4	1.63	7	1.62	1.25	14.94
2012	4	1.42	6	2.12	1.25	11.84
Fidelity VIP Balanced Portfolio - Initial Class
2016	6	1.85	11	3.71	1.40	5.71
2015	6	1.75	10	4.70	1.40	(0.57)
2014	6	1.76	10	18.69	1.40	8.63
2013	21	1.62	35	6.01	1.40	18.00
2012	20	1.37	28	7.13	1.40	13.46
Fidelity VIP Contrafund Portfolio - Initial Class
2016	587	3.34 to 5.77	2,421	8.60	1.25 to 1.40	6.65 to 6.71
2015	636	3.13 to 5.41	2,462	10.05	1.25 to 1.40	(0.73) to (0.63)
2014	724	3.15 to 5.45	2,824	2.85	1.25 to 1.40	10.30 to 10.51
2013	794	2.85 to 4.94	2,892	1.05	1.25 to 1.40	29.46 to 29.66
2012	920	2.20 to 3.82	2,631	1.34	1.25 to 1.40	14.79 to 14.96
Fidelity VIP Contrafund Portfolio - Service Class 2
2016	1,529	2.15 to 2.57	3,665	8.32	1.20 to 1.55	5.91 to 7.53
2015	1,683	2.03 to 2.39	3,775	10.31	1.20 to 1.55	(0.98) to 0.00
2014	1,922	2.05 to 2.39	4,319	2.33	1.20 to 1.55	9.79 to 11.32
2013	2,868	1.87 to 2.15	5,816	0.85	1.20 to 1.55	28.94 to 30.50
2012	3,314	1.45 to 1.65	5,185	1.08	1.20 to 1.55	14.35 to 15.73
Fidelity VIP Equity-Income Portfolio - Initial Class
2016	168	4.39	739	8.77	1.40	16.45
2015	210	3.77	791	12.46	1.40	(5.28)
2014	223	3.98	888	4.06	1.40	7.18
2013	257	3.71	954	9.15	1.40	26.37
2012	280	2.94	824	9.56	1.40	15.67
Fidelity VIP Equity-Income Portfolio - Service Class 2
2016	543	1.76 to 2.02	1,020	8.18	1.20 to 1.55	15.79 to 17.44
2015	577	1.52 to 1.72	926	13.00	1.20 to 1.55	(5.59) to (4.97)
2014	675	1.61 to 1.81	1,149	4.14	1.20 to 1.55	6.90 to 8.29
2013	683	1.51 to 1.67	1,078	8.99	1.20 to 1.55	25.86 to 27.38
2012	766	1.20 to 1.31	955	8.94	1.20 to 1.55	15.25 to 16.64

Fidelity VIP Government Money Market Portfolio - Initial Class
2016	615	1.31	807	0.20	1.40	(1.50)
2015	670	1.33	889	0.03	1.40	(1.48)
2014	832	1.35	1,120	0.01	1.40	(1.10)
2013	1,015	1.36	1,385	0.03	1.40	(1.36)
2012	1,086	1.38	1,503	0.14	1.40	(1.26)
Fidelity VIP Government Money Market Portfolio - Service Class 2
2016	4,274	0.90 to 0.98	4,109	0.01	1.20 to 1.55	(1.10) to 0.00
2015	5,013	0.91 to 0.98	4,854	0.01	1.20 to 1.55	(2.15) to 0.00
2014	6,028	0.93 to 0.98	5,865	0.01	1.20 to 1.55	(1.70) to (0.80)
2013	6,592	0.94 to 0.99	6,440	0.01	1.20 to 1.55	(1.53) to (0.34)
2012	8,235	0.96 to 0.99	8,082	0.01	1.20 to 1.55	(1.54) to (0.34)
Fidelity VIP Growth - Initial Class
2016	211	4.33	912	9.45	1.40	(0.69)
2015	227	4.36	992	3.34	1.40	5.57
2014	234	4.13	966	0.19	1.40	9.88
2013	240	3.76	904	0.36	1.40	34.44
2012	252	2.80	705	0.57	1.40	13.09
Fidelity VIP Growth and Income - Initial Class
2016	48	1.80	86	7.29	1.40	13.92
2015	48	1.58	75	7.11	1.40	(3.66)
2014	48	1.64	78	1.73	1.40	9.26
2013	53	1.50	80	1.78	1.40	31.71
2012	65	1.14	74	2.42	1.40	16.91
Fidelity VIP Growth and Income - Service Class 2
2016	194	1.98 to 2.28	416	6.73	1.20 to 1.55	13.79 to 15.15
2015	230	1.74 to 1.98	427	7.16	1.20 to 1.55	(3.87) to (2.94)
2014	264	1.81 to 2.04	505	1.55	1.20 to 1.55	8.36 to 10.06
2013	283	1.67 to 1.85	497	1.78	1.20 to 1.55	31.20 to 32.78
2012	269	1.27 to 1.40	359	2.00	1.20 to 1.55	16.42 to 17.83
Fidelity VIP Growth Opportunities Portfolio - Initial Class
2016	224	1.38 to 1.86	416	2.34	1.25 to 1.40	(1.43) to (0.53)
2015	259	1.40 to 1.87	486	9.81	1.25 to 1.40	3.89 to 4.48
2014	302	1.34 to 1.80	537	0.32	1.25 to 1.40	10.45 to 11.03
2013	317	1.21 to 1.62	510	0.37	1.25 to 1.40	35.98 to 36.19
2012	324	0.89 to 1.19	383	0.41	1.25 to 1.40	17.94 to 18.12
Fidelity VIP Growth Opportunities Portfolio - Service Class 2
2016	323	1.41 to 1.68	507	2.35	1.20 to 1.55	(1.40) to 0.00
2015	475	1.43 to 1.68	751	10.48	1.20 to 1.55	3.62 to 5.00
2014	536	1.38 to 1.60	800	0.07	1.20 to 1.55	10.40 to 11.31
2013	661	1.25 to 1.44	899	0.10	1.20 to 1.55	35.42 to 37.06
2012	691	0.92 to 1.05	690	0.13	1.20 to 1.55	17.48 to 18.90
Fidelity VIP High Income - Initial Class
2016	19	2.46	48	3.03	1.40	12.84
2015	53	2.18	115	6.83	1.40	(4.80)
2014	53	2.29	121	5.28	1.40	(0.46)
2013	65	2.30	150	5.69	1.40	4.47
2012	70	2.20	154	5.99	1.40	12.63
Fidelity VIP Index 500 Portfolio - Initial Class
2016	728	2.52 to 5.32	2,676	1.53	1.25 to 1.40	10.37 to 10.53
2015	771	2.28 to 4.82	2,579	2.05	1.25 to 1.40	(0.21) to 0.00
2014	830	2.28 to 4.83	2,725	1.60	1.25 to 1.40	12.10 to 12.40
2013	1,017	2.03 to 4.31	2,915	2.87	1.25 to 1.40	30.41 to 30.60
2012	1,134	1.55 to 3.30	2,447	3.41	1.25 to 1.40	14.30 to 14.47
Fidelity VIP Index 500 Portfolio - Service Class 2
2016	1,448	1.58 to 1.88	2,542	1.46	1.20 to 1.55	9.72 to 11.24
2015	1,466	1.44 to 1.69	2,313	1.87	1.20 to 1.55	(0.67) to 0.60
2014	1,650	1.50 to 1.68	2,593	1.40	1.20 to 1.55	12.05 to 13.00
2013	2,301	1.29 to 1.49	3,202	2.72	1.20 to 1.55	29.88 to 31.45
2012	2,472	1.00 to 1.13	2,623	3.07	1.20 to 1.55	13.85 to 15.23

Fidelity VIP Investment Grade Bond Portfolio - Initial Class
2016	5	2.52	14	2.43	1.40	3.28
2015	6	2.44	14	2.69	1.40	(2.01)
2014	6	2.49	15	4.73	1.40	4.20
2013	103	2.39	247	2.14	1.40	(3.14)
2012	242	2.47	598	5.37	1.40	4.42
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
2016	474	1.33 to 1.53	702	2.42	1.20 to 1.55	2.27 to 4.08
2015	434	1.29 to 1.47	617	2.44	1.20 to 1.55	(3.01) to (1.34)
2014	511	1.33 to 1.49	740	1.76	1.20 to 1.55	3.76 to 5.34
2013	708	1.27 to 1.41	963	3.23	1.20 to 1.55	(3.57) to (2.41)
2012	810	1.32 to 1.45	1,137	5.06	1.20 to 1.55	3.97 to 5.23
Fidelity VIP Mid Cap Portfolio - Initial Class
2016	116	5.36	621	6.35	1.40	10.74
2015	119	4.84	575	13.07	1.40	(2.81)
2014	134	4.98	669	2.55	1.40	4.84
2013	137	4.75	651	13.05	1.40	34.34
2012	155	3.54	550	8.79	1.40	13.23
Fidelity VIP Mid Cap Portfolio - Service Class 2
2016	-	-	-	-	-	-
2015	-	-	-	-	-	-
2014	506	1.41 to 1.64	788	-	1.20 to 1.55	11.55 to 13.28
2013	683	1.26 to 1.45	953	0.07	1.20 to 1.55	34.61 to 36.23
2012	679	0.94 to 1.06	700	-	1.20 to 1.55	9.81 to 11.14
Fidelity VIP Mid Cap Portfolio - Service Class 2
2016	989	3.41 to 4.05	3,739	6.44	1.20 to 1.55	10.00 to 11.57
2015	1,108	3.10 to 3.63	3,772	14.33	1.20 to 1.55	(3.13) to (2.16)
2014	1,220	3.20 to 3.71	4,251	2.47	1.20 to 1.55	4.40 to 5.74
2013	1,592	3.06 to 3.51	5,282	13.28	1.20 to 1.55	33.78 to 35.39
2012	1,758	2.29 to 2.59	4,333	7.58	1.20 to 1.55	12.79 to 14.16
Fidelity VIP Overseas Portfolio - Initial Class
2016	72	2.05	147	1.58	1.40	(6.39)
2015	75	2.19	164	1.52	1.40	2.34
2014	76	2.14	162	1.12	1.40	(9.37)
2013	112	2.36	263	1.74	1.40	28.62
2012	116	1.84	212	2.56	1.40	19.05
Fidelity VIP Value Portfolio - Service Class 2
2016	-	-	-	-	-	-
2015	-	-	-	-	-	-
2014	179	1.47 to 1.53	270	0.83	1.20 to 1.55	6.61 to 11.78
2013	232	1.32 to 1.44	321	0.39	1.20 to 1.55	33.14 to 34.40
2012	274	0.99 to 1.07	281	2.23	1.20 to 1.55	12.15 to 13.22
Fidelity VIP Value Portfolio - Service Class 2
2016	249	1.83 to 2.10	493	1.41	1.20 to 1.55	9.83 to 11.11
2015	257	1.66 to 1.89	460	18.73	1.20 to 1.55	(2.92) to (1.56)
2014	174	1.71 to 1.92	313	4.85	1.20 to 1.55	9.54 to 11.00
2013	216	1.56 to 1.73	354	8.29	1.20 to 1.55	30.15 to 31.72
2012	297	1.20 to 1.31	376	1.41	1.20 to 1.55	18.69 to 20.13
Fidelity VIP Value Strategies - Service Class 2
2016	229	1.98 to 2.27	500	0.73	1.20 to 1.55	7.61 to 8.61
2015	343	1.84 to 2.09	696	0.96	1.20 to 1.55	(4.66) to (3.69)
2014	424	1.93 to 2.17	889	0.71	1.20 to 1.55	4.88 to 6.39
2013	549	1.84 to 2.04	1,097	0.69	1.20 to 1.55	28.18 to 29.73
2012	575	1.43 to 1.57	883	0.69	1.20 to 1.55	25.10 to 26.62
Invesco V.I. Diversified Dividend Fund - Series I
2016	5	44.62 to 47.81	215	1.38	1.20 to 1.55	13.05 to 14.41
2015	4	39.47 to 41.79	157	1.57	1.20 to 1.55	0.48 to 1.70
2014	4	39.28 to 41.09	169	1.51	1.20 to 1.55	11.10 to 12.44
2013	6	35.36 to 36.55	232	2.84	1.20 to 1.55	-
2012	8	27.40 to 27.99	210	2.24	1.20 to 1.55	16.89 to 18.31
Invesco V.I. Global Health Care Fund - Series I
2016	228	1.98 to 2.35	521	15.29	1.20 to 1.55	(12.78) to (11.99)
2015	271	2.27 to 2.67	697	11.12	1.20 to 1.55	1.34 to 3.09
2014	205	2.24 to 2.59	515	3.63	1.20 to 1.55	17.98 to 19.10
2013	347	1.90 to 2.17	738	0.77	1.20 to 1.55	38.38 to 40.05
2012	286	1.37 to 1.55	434	-	1.20 to 1.55	19.03 to 20.47
Invesco V.I. Global Real Estate Fund - Series I
2016	222	3.06 to 3.63	750	3.57	1.20 to 1.55	0.62 to 1.68
2015	273	3.04 to 3.57	917	3.28	1.20 to 1.55	(3.18) to (1.92)
2014	362	3.14 to 3.64	1,254	1.57	1.20 to 1.55	12.92 to 14.29
2013	383	2.78 to 3.18	1,163	3.60	1.20 to 1.55	1.13 to 2.35
2012	438	2.75 to 3.11	1,307	0.55	1.20 to 1.55	26.14 to 27.67

Invesco V.I. Managed Volatility Fund - Series I
2016	331	1.66 to 1.97	624	5.15	1.20 to 1.55	8.86 to 10.67
2015	393	1.52 to 1.78	671	32.73	1.20 to 1.55	(3.80) to (2.73)
2014	530	1.58 to 1.83	938	7.80	1.20 to 1.55	18.68 to 20.12
2013	585	1.33 to 1.52	859	4.93	1.20 to 1.55	9.05 to 10.37
2012	704	1.22 to 1.38	939	6.80	1.20 to 1.55	2.00 to 3.24
Invesco V.I. Mid Cap Growth Fund - Series I
2016	7	13.91 to 14.49	99	9.21	1.20 to 1.55	(0.50) to 0.42
2015	8	13.98 to 14.43	113	8.57	1.20 to 1.55	0.00 to 0.84
2014	10	13.98 to 14.31	149	-	1.20 to 1.55	6.78 to 7.69
2013	7	9.67 to 13.79	94	0.37	1.20 to 1.55	35.69 to 36.98
2012	9	9.67 to 9.73	84	0.07	1.20 to 1.55	(54.57) to (54.48)
Invesco V.I. Small Cap Equity Fund - Series I
2016	318	1.75 to 2.00	611	7.61	1.20 to 1.55	10.56 to 11.73
2015	402	1.58 to 1.79	696	18.98	1.20 to 1.55	(7.06) to (5.79)
2014	576	1.70 to 1.90	1,071	8.03	1.20 to 1.55	1.11 to 1.99
2013	748	1.68 to 1.86	1,365	1.05	1.20 to 1.55	-
2012	659	1.24 to 1.36	879	-	1.20 to 1.55	12.42 to 13.49
Invesco V.I. Technology Fund - Series I
2016	336	0.90 to 1.07	338	4.48	1.20 to 1.55	(2.17) to (0.93)
2015	337	0.92 to 1.08	343	9.79	1.20 to 1.55	4.55 to 5.88
2014	385	0.88 to 1.02	371	7.13	1.20 to 1.55	9.42 to 10.76
2013	492	0.80 to 0.92	432	7.19	1.20 to 1.55	23.22 to 24.71
2012	658	0.65 to 0.74	470	-	1.20 to 1.55	9.56 to 10.89
Lazard Retirement Emerging Markets Portfolio
2016	36	3.17	113	1.10	1.25	19.17
2015	36	2.66	95	1.25	1.25	(21.07)
2014	44	3.37	149	2.62	1.25	(5.67)
2013	45	3.58	162	1.89	1.25	(2.47)
2012	46	3.67	171	2.80	1.25	20.53
Lazard Retirement Small-Mid Cap Portfolio
2016	50	3.46	175	5.32	1.25	14.19
2015	52	3.03	157	7.15	1.25	9.67
2014	55	3.14	173	15.96	1.25	9.67
2013	61	2.86	175	12.83	1.25	33.41
2012	75	2.15	160	23.80	1.25	9.00
MFS Core Equity Portfolio - Initial Class
2016	-	-	-	-	-	-
2015	-	-	-	-	-	-
2014	193	1.17 to 2.14	331	0.59	1.20 to 1.55	9.81 to 10.09
2013	350	1.06 to 1.22	480	1.01	1.20 to 1.55	32.53 to 34.13
2012	363	0.80 to 0.91	379	0.65	1.20 to 1.55	14.43 to 15.82
MFS Core Equity Portfolio - Initial Class
2016	12	25.30 to 25.85	315	9.73	1.20 to 1.55	1,088.79 to 2,062.39
2015	8	23.07 to 23.29	188	41.90	1.20 to 1.55	980.84 to 1,612.50
2014	-	-	-	-	-	-
2013	-	-	-	-	-	-
2012	-	-	-	-	-	-
MFS Growth Series - Initial Class
2016	601	1.16 to 2.65	1,048	5.89	1.20 to 1.55	0.83 to 2.22
2015	686	1.15 to 2.62	1,114	6.47	1.20 to 1.55	7.42 to 8.70
2014	1,260	1.09 to 2.46	1,818	6.38	1.20 to 1.55	7.42 to 8.70
2013	1,366	1.01 to 1.16	1,824	1.00	1.20 to 1.55	34.75 to 36.37
2012	1,363	0.75 to 0.85	1,356	-	1.20 to 1.55	15.57 to 16.97
MFS Investors Trust Series - Initial Class
2016	130	1.65 to 1.97	251	9.26	1.20 to 1.55	6.45 to 8.24
2015	199	1.55 to 1.82	348	11.80	1.20 to 1.55	(1.27) to (0.55)
2014	218	1.57 to 1.83	383	8.01	1.20 to 1.55	9.39 to 10.89
2013	252	1.44 to 1.65	404	1.05	1.20 to 1.55	30.02 to 31.59
2012	285	1.10 to 1.25	349	0.70	1.20 to 1.55	17.34 to 18.76

MFS Research Series - Initial Class
2016	78	1.45 to 2.07	153	10.70	1.20 to 1.55	6.62 to 8.12
2015	77	1.36 to 1.92	141	7.84	1.20 to 1.55	(0.73) to 0.63
2014	87	1.37 to 1.93	161	6.84	1.20 to 1.55	8.41 to 9.83
2013	129	1.26 to 1.45	221	0.56	1.20 to 1.55	30.25 to 31.82
2012	202	0.97 to 1.10	254	0.93	1.20 to 1.55	15.46 to 16.86
T. Rowe Price Equity Income Portfolio
2016	1,496	2.24 to 2.72	3,752	11.17	1.20 to 1.55	17.24 to 18.67
2015	1,890	1.91 to 2.32	4,026	3.88	1.20 to 1.55	(8.17) to (7.02)
2014	2,032	2.08 to 2.52	4,685	1.73	1.20 to 1.55	5.55 to 6.79
2013	2,631	1.97 to 2.27	5,685	1.56	1.20 to 1.55	27.73 to 29.27
2012	2,999	1.54 to 1.75	5,046	2.18	1.20 to 1.55	15.34 to 16.74
T. Rowe Price International Stock Portfolio
2016	1,467	1.04 to 1.54	1,749	4.47	1.20 to 1.55	0.65 to 1.65
2015	1,666	1.03 to 1.53	1,956	2.68	1.20 to 1.55	(2.83) to (1.63)
2014	2,022	1.06 to 1.56	2,396	1.60	1.20 to 1.55	(2.87) to (2.31)
2013	2,395	1.09 to 1.25	2,903	0.78	1.20 to 1.55	12.30 to 13.65
2012	3,019	0.97 to 1.10	3,246	1.21	1.20 to 1.55	16.61 to 18.02
T. Rowe Price Limited-Term Bond Portfolio
2016	883	1.30 to 1.55	1,320	1.49	1.20 to 1.55	(0.76) to 0.65
2015	773	1.31 to 1.54	1,132	1.16	1.20 to 1.55	(1.32) to 0.00
2014	845	1.32 to 1.54	1,241	1.31	1.20 to 1.55	(1.11) to 0.33
2013	868	1.33 to 1.54	1,277	1.48	1.20 to 1.55	(1.41) to (0.22)
2012	1,043	1.35 to 1.54	1,552	2.00	1.20 to 1.55	0.87 to 2.10
T. Rowe Price Mid-Cap Growth Portfolio
2016	329	3.18 to 5.24	1,461	6.59	1.20 to 1.55	4.61 to 5.87
2015	332	3.04 to 5.00	1,415	13.08	1.20 to 1.55	5.03 to 6.23
2014	361	2.89 to 4.75	1,496	10.68	1.20 to 1.55	11.24 to 12.81
2013	448	2.60 to 2.99	1,570	7.53	1.20 to 1.55	34.59 to 36.22
2012	637	1.93 to 2.19	1,661	8.53	1.20 to 1.55	12.14 to 13.50
VanEck VIP Emerging Markets Fund - Initial Class
2016	67	2.64	177	0.96	1.25	(1.12)
2015	69	2.67	184	6.27	1.25	(14.97)
2014	71	3.14	224	11.31	1.25	(1.73)
2013	86	3.20	276	1.49	1.25	10.63
2012	88	2.89	254	-	1.25	28.19
VanEck VIP Global Hard Assets Fund - Initial Class
2016	9	2.66	23	0.39	1.25	41.49
2015	10	1.88	18	0.05	1.25	(34.04)
2014	8	2.85	24	0.13	1.25	(20.21)
2013	23	3.57	81	2.29	1.25	9.16
2012	26	3.27	87	8.78	1.25	2.10

1	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
2	These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.
3	These ratios represent the total return, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented

(5) UNIT CHANGES

The changes in units outstanding for the periods ended December 31, 2016 and 2015 were as follows:

		2015			2016
Fund	December 31, 2014 Units Outstanding	Units Purchased	Units Redeemed	December 31, 2015 Units Outstanding	Units Purchased	Units Redeemed	December 31, 2016 Units Outstanding

Alger Balanced Portfolio - Class I-2	715,629	58,485	60,147	713,967	56,480	57,324	713,123
Alger Capital Appreciation Portfolio - Class I-2	924,916	105,543	184,308	846,151	54,429	167,812	732,768
Alger Growth & Income Portfolio - Class I-2	393,263	14,106	95,045	312,324	14,197	64,491	262,030
Alger Large Cap Growth Portfolio - Class I-2	802,662	25,475	171,937	656,200	30,099	69,640	616,659
Alger Mid Cap Growth Portfolio - Class I-2	774,070	56,810	103,051	727,829	28,737	59,730	696,836
Alger Small Cap Growth Portfolio - Class I-2	521,808	63,283	151,029	434,062	55,501	106,031	383,532
Federated Fund for U.S. Government Securities II	481,030	276,894	86,493	671,431	155,530	302,125	524,836
Federated High Income Bond Fund II - Primary Shares	937,397	76,491	142,264	871,624	53,696	154,548	770,772
Federated Kaufmann Fund II - Primary Shares	295,792	49,415	98,682	246,525	5,362	127,787	124,100
Federated Managed Volatility Fund II	755,181	38,172	312,566	480,787	17,559	107,794	390,552
Federated Quality Bond Fund II - Primary Shares	355,004	24,269	80,080	299,193	31,348	117,356	213,185
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	220,982	542	41,379	180,145	1,280	17,369	164,056
Fidelity VIP Asset Manager Portfolio - Initial Class	170,389	334	32,959	137,764	239	9,510	128,493
Fidelity VIP Asset Manager Portfolio - Service Class 2	4,019	-	36	3,983	-	36	3,947
Fidelity VIP Balanced Portfolio - Initial Class	5,881	-	5	5,876	-	6	5,870
Fidelity VIP Contrafund Portfolio - Initial Class	724,035	2,909	91,291	635,653	5,891	54,967	586,577
Fidelity VIP Contrafund Portfolio - Service Class 2	1,921,976	124,881	364,292	1,682,565	102,916	256,737	1,528,744
Fidelity VIP Equity-Income Portfolio - Initial Class	222,940	390	13,398	209,932	746	42,235	168,443
Fidelity VIP Equity-Income Portfolio - Service Class 2	674,859	23,760	121,259	577,360	36,795	70,831	543,324
Fidelity VIP Government Money Market Portfolio - Initial Class	832,181	4,229	166,704	669,706	4,080	58,713	615,073
Fidelity VIP Government Money Market Portfolio - Service Class 2	6,028,410	476,206	1,491,989	5,012,627	1,582,984	2,322,010	4,273,601
Fidelity VIP Growth - Initial Class	234,262	2,793	9,611	227,444	1,959	18,901	210,502
Fidelity VIP Growth and Income - Initial Class	47,652	8	32	47,628	71	29	47,670
Fidelity VIP Growth and Income - Service Class 2	263,560	20,215	53,602	230,173	16,933	53,276	193,830
Fidelity VIP Growth Opportunities Portfolio - Initial Class	301,629	9,444	51,600	259,473	5,326	40,680	224,119
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	536,350	97,766	159,355	474,761	110,163	261,790	323,134
Fidelity VIP High Income - Initial Class	52,759	-	88	52,671	530	33,705	19,496
Fidelity VIP Index 500 Portfolio - Initial Class	829,546	45,633	104,197	770,982	14,715	57,833	727,864
Fidelity VIP Index 500 Portfolio - Service Class 2	1,649,944	120,970	305,396	1,465,518	148,513	166,243	1,447,788
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	6,156	-	387	5,769	-	379	5,390
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	511,450	35,371	112,374	434,447	150,682	110,934	474,195
Fidelity VIP Mid Cap Portfolio - Initial Class	134,394	1,724	17,328	118,790	2,371	5,218	115,943
Fidelity VIP Mid Cap Portfolio - Service Class 2	1,726,260	281,940	899,880	1,108,320	70,155	189,882	988,593
Fidelity VIP Overseas Portfolio - Initial Class	75,774	755	1,376	75,153	807	4,174	71,786
Fidelity VIP Value Portfolio - Service Class 2	352,347	156,148	251,453	257,042	23,740	31,751	249,031
Fidelity VIP Value Strategies - Service Class 2	423,833	146,014	226,388	343,459	28,483	142,524	229,418
Invesco V.I. Diversified Dividend Fund - Series I	4,173	594	923	3,844	1,244	450	4,638
Invesco V.I. Global Health Care Fund - Series I	204,522	129,932	63,592	270,862	39,595	82,439	228,018
Invesco V.I. Global Real Estate Fund - Series I	361,883	20,956	110,283	272,556	19,204	69,724	222,036
Invesco V.I. Managed Volatility Fund - Series I	530,392	22,217	159,700	392,909	15,950	77,843	331,016
Invesco V.I. Mid Cap Growth Fund - Series I	10,440	2,326	4,907	7,859	800	1,771	6,888
Invesco V.I. Small Cap Equity Fund - Series I	576,465	86,800	261,264	402,001	60,087	144,147	317,941
Invesco V.I. Technology Fund - Series I	384,757	36,063	83,606	337,214	34,731	35,844	336,101
Lazard Retirement Emerging Markets Portfolio	44,312	1,094	9,581	35,825	-	264	35,561
Lazard Retirement Small-Mid Cap Portfolio	55,241	416	3,915	51,742	22	1,265	50,499
MFS Core Equity Portfolio - Initial Class	192,633	14,728	199,226	8,135	5,546	1,359	12,322
MFS Growth Series - Initial Class	1,260,151	59,083	632,816	686,418	94,247	179,227	601,438
MFS Investors Trust Series - Initial Class	218,242	11,843	31,572	198,513	14,556	83,077	129,992
MFS Research Series - Initial Class	87,097	4,653	14,825	76,925	7,409	6,052	78,282
T. Rowe Price Equity Income Portfolio	2,031,715	92,864	234,679	1,889,900	74,869	468,507	1,496,262
T. Rowe Price International Stock Portfolio	2,022,059	228,236	584,474	1,665,821	131,827	330,848	1,466,800
T. Rowe Price Limited-Term Bond Portfolio	844,748	53,150	124,888	773,010	235,726	125,449	883,287
T. Rowe Price Mid-Cap Growth Portfolio	361,302	17,968	46,983	332,287	12,569	16,059	328,797
VanEck VIP Emerging Markets Fund - Initial Class	71,376	1,398	3,880	68,894	81	1,960	67,015
VanEck VIP Global Hard Assets Fund - Initial Class	8,261	1,359	9	9,611	-	925	8,686

Total	34,178,109	3,126,655	8,573,104	28,731,660	3,560,780	6,911,581	25,380,859

AMERICAN NATIONAL INSURANCE COMPANY

FINANCIAL STATEMENTS

Item 8.	FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholders

American National Insurance Company:

We have audited the accompanying consolidated statements of financial position of American National Insurance Company and subsidiaries (the Company) as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income, changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2016. In connection with our audits of the consolidated financial statements, we also have audited financial statement schedules I to V. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American National Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2016, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the Company’s internal control over financial reporting as of December 31, 2016, based on criteria established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO), and our report dated March 10, 2017, expressed an adverse opinion on the effectiveness of the Company’s internal control over financial reporting.

/s/ KPMG LLP

Houston, Texas

March 10, 2017

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholders

American National Insurance Company:

We have audited American National Insurance Company’s (the Company) internal control over financial reporting as of December 31, 2016, based on criteria established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). The Company’s management is responsible for maintaining effective internal control over financial reporting and for its assessment of the effectiveness of internal control over financial reporting, included in the accompanying Management’s Annual Report on Internal Control over Financial Reporting. Our responsibility is to express an opinion on the Company’s internal control over financial reporting based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether effective internal control over financial reporting was maintained in all material respects. Our audit included obtaining an understanding of internal control over financial reporting, assessing the risk that a material weakness exists, and testing and evaluating the design and operating effectiveness of internal control based on the assessed risk. Our audit also included performing such other procedures as we considered necessary in the circumstances. We believe that our audit provides a reasonable basis for our opinion.

A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis. Material weaknesses related to ineffective internal controls over the measurement and presentation of deferred income taxes, the recognition and disclosure of the amount of collateral under equity option derivative arrangements and the information and communication controls over these areas have been identified and included in management’s assessment.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the consolidated financial position of American National Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2016, and the related financial statement schedules I to V. This material weakness was considered in determining the nature, timing, and extent of audit tests applied in our audit of the 2016 consolidated financial statements, and this report does not affect our report dated March 10, 2017, which expressed an unqualified opinion on those consolidated financial statements.

In our opinion, because of the effect of the aforementioned material weaknesses on the achievement of the objectives of the control criteria, American National Insurance Company has not maintained effective internal control over financial reporting as of December 31, 2016, based on criteria established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

We do not express an opinion or any other form of assurance on management’s statements referring to corrective actions taken after December 31, 2016, relative to the aforementioned material weaknesses in internal control over financial reporting.

/s/ KPMG LLP

Houston, Texas

March 10, 2017

AMERICAN NATIONAL INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

(In thousands, except share data)

	December 31,
	2016	2015
		(As Revised)
ASSETS
Fixed maturity, bonds held-to-maturity, at amortized cost (Fair value $7,496,692 and $7,755,553)	$7,251,385	$7,609,420
Fixed maturity, bonds available-for-sale, at fair value (Amortized cost $5,668,984 and $5,427,831)	5,803,276	5,483,916
Equity securities, at fair value (Cost $732,433 and $810,826)	1,541,676	1,514,979
Mortgage loans on real estate, net of allowance	4,348,046	3,483,280
Policy loans	384,376	407,491
Investment real estate, net of accumulated depreciation of $259,578 and $212,139	593,417	581,255
Short-term investments	192,226	460,612
Other invested assets	113,550	71,943

Total investments	20,227,952	19,612,896

Cash and cash equivalents	289,338	310,930
Investments in unconsolidated affiliates	490,476	379,348
Accrued investment income	180,323	177,474
Reinsurance recoverables	401,709	413,881
Prepaid reinsurance premiums	63,026	77,907
Premiums due and other receivables	296,930	285,446
Deferred policy acquisition costs	1,294,443	1,324,669
Property and equipment, net	116,028	120,680
Current tax receivable	61,423	4,091
Other assets	169,962	140,788
Separate account assets	941,612	918,446

Total assets	$24,533,222	$23,766,556

LIABILITIES
Future policy benefits
Life	$2,939,308	$2,853,962
Annuity	1,277,220	1,113,057
Accident and health	60,308	65,034
Policyholders’ account balances	11,068,775	10,829,173
Policy and contract claims	1,303,925	1,280,011
Unearned premium reserve	823,938	812,977
Other policyholder funds	318,620	305,836
Liability for retirement benefits	152,496	207,635
Notes payable	136,080	128,436
Deferred tax liabilities, net	367,487	219,295
Other liabilities	481,958	570,223
Separate account liabilities	941,612	918,446

Total liabilities	19,871,727	19,304,085

EQUITY
American National stockholders’ equity:
Common stock, $1.00 par value, - Authorized 50,000,000, Issued 30,832,449 and 30,832,449
Outstanding 26,914,516 and 26,894,456 shares	30,832	30,832
Additional paid-in capital	16,406	13,689
Accumulated other comprehensive income	455,899	352,620
Retained earnings	4,250,818	4,157,184
Treasury stock, at cost	(101,777)	(102,043)

Total American National stockholders’ equity	4,652,178	4,452,282
Noncontrolling interest	9,317	10,189

Total equity	4,661,495	4,462,471

Total liabilities and equity	$24,533,222	$23,766,556

See accompanying notes to the consolidated financial statements.

AMERICAN NATIONAL INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF OPERATIONS

(In thousands, except share and per share data)

	Years ended December 31,
	2016	2015	2014
PREMIUMS AND OTHER REVENUE
Premiums
Life	$318,953	$305,350	$307,771
Annuity	248,714	183,125	190,357
Accident and health	175,589	196,777	216,868
Property and casualty	1,253,392	1,153,267	1,100,975
Other policy revenues	306,880	250,265	224,254
Net investment income	860,235	834,831	932,858
Net realized investment gains	46,607	87,385	48,062
Other-than-temporary impairments	(17,667)	(27,942)	(6,640)
Other income	35,248	34,397	36,085

Total premiums and other revenues	3,227,951	3,017,455	3,050,590

BENEFITS, LOSSES AND EXPENSES
Policyholder benefits
Life	416,467	386,785	351,271
Annuity	294,917	230,221	234,173
Claims incurred
Accident and health	131,828	146,805	144,799
Property and casualty	883,219	776,562	745,540
Interest credited to policyholders’ account balances	331,770	293,464	353,492
Commissions for acquiring and servicing policies	465,962	425,338	397,126
Other operating expenses	503,459	501,377	485,865
Change in deferred policy acquisition costs	1,152	(11,785)	9,578

Total benefits, losses and expenses	3,028,774	2,748,767	2,721,844

Income before federal income tax and equity in earnings of unconsolidated affiliates	199,177	268,688	328,746

Less: Provision (benefit) for federal income taxes
Current	(15,376)	93,979	77,547
Deferred	89,086	9,741	19,067

Total provision for federal income taxes	73,710	103,720	96,614
Equity in earnings of unconsolidated affiliates	57,200	77,408	14,694

Net income	182,667	242,376	246,826
Less: Net income (loss) attributable to noncontrolling interest, net of tax	1,664	(612)	1,491

Net income attributable to American National	$181,003	$242,988	$245,335

Amounts available to American National common stockholders
Earnings per share
Basic	6.73	$9.04	$9.15
Diluted	6.71	9.02	9.11
Cash dividends to common stockholders	3.26	3.14	3.08
Weighted average common shares outstanding	26,908,570	26,876,522	26,802,841
Weighted average common shares outstanding and dilutive potential common shares	26,967,072	26,950,066	26,918,670
See accompanying notes to the consolidated financial statements.

AMERICAN NATIONAL INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(In thousands)

	Years ended December 31,
	2016	2015	2014

Net income	$182,667	$242,376	$246,826

Other comprehensive income (loss), net of tax
Change in net unrealized gains (losses) on securities	93,704	(114,717)	110,214
Foreign currency transaction and translation adjustments	289	(1,630)	(954)
Defined benefit pension plan adjustment	9,286	(21,815)	(32,190)

Other comprehensive income (loss), net of tax	103,279	(138,162)	77,070

Total comprehensive income	285,946	104,214	323,896
Less: Comprehensive income (loss) attributable to noncontrolling interest	1,664	(612)	1,491

Total comprehensive income attributable to American National	$284,282	$104,826	$322,405

AMERICAN NATIONAL INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (In thousands)

	Years ended December 31,
	2016	2015	2014
Common Stock
Balance at beginning and end of the period	$30,832	$30,832	$30,832

Additional Paid-In Capital
Balance as of January 1,	13,689	9,248	4,650
Reissuance of treasury shares	1,825	2,129	1,635
Income tax effect from restricted stock arrangement	49	1,165	—
Amortization of restricted stock	843	1,147	2,963

Balance at end of the period	16,406	13,689	9,248

Accumulated Other Comprehensive Income
Balance as of January 1,	352,620	490,782	413,712
Other comprehensive income (loss)	103,279	(138,162)	77,070

Balance at end of the period	455,899	352,620	490,782

Retained Earnings
Balance as of January 1,	4,157,184	3,998,642	3,836,112
Net income attributable to American National	181,003	242,988	245,335
Cash dividends to common stockholders	(87,741)	(84,446)	(82,805)
Cumulative effect of accounting change	372	—	—

Balance at end of the period	4,250,818	4,157,184	3,998,642

Treasury Stock
Balance as of January 1,	(102,043)	(101,941)	(97,441)
Reissuance (purchase) of treasury shares	266	(102)	(4,500)

Balance at end of the period	(101,777)	(102,043)	(101,941)

Noncontrolling Interest
Balance as of January 1,	10,189	12,384	12,757
Contributions	—	1,859	981
Distributions	(2,536)	(3,442)	(2,845)
Net income (loss) attributable to noncontrolling interest	1,664	(612)	1,491

Balance at end of the period	9,317	10,189	12,384

Total Equity	$4,661,495	$4,462,471	$4,439,947

See accompanying notes to the consolidated financial statements.

AMERICAN NATIONAL INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

(In thousands)	Years ended December 31,
	2016	2015	2014
		(As Revised)	(As Revised)
OPERATING ACTIVITIES
Net income	$182,667	$242,376	$246,826
Adjustments to reconcile net income to net cash provided by operating activities
Net realized investment gains	(46,607)	(87,385)	(48,062)
Other-than-temporary impairments	17,667	27,942	6,640
Amortization (accretion) of premiums, discounts and loan origination fees	(2,926)	2,701	7,294
Net capitalized interest on policy loans and mortgage loans	(32,813)	(31,360)	(32,122)
Depreciation	45,278	40,573	38,414
Interest credited to policyholders’ account balances	331,770	293,464	353,492
Charges to policyholders’ account balances	(306,880)	(250,265)	(224,254)
Deferred federal income tax expense	89,086	9,741	19,067
Equity in earnings of unconsolidated affiliates	(57,200)	(77,408)	(14,694)
Distributions from equity method investments	1,096	819	5,186
Changes in
Policyholder liabilities	282,159	259,645	200,718
Deferred policy acquisition costs	1,152	(11,785)	9,578
Reinsurance recoverables	12,172	14,773	(13,911)
Premiums due and other receivables	(11,691)	(5,512)	(1,184)
Prepaid reinsurance premiums	14,881	(21,887)	1,850
Accrued investment income	(2,849)	8,470	8,887
Current tax receivable/payable	(57,332)	4,578	9,838
Liability for retirement benefits	(53,979)	(31,435)	(19,084)
Other, net	(4,074)	(8,587)	2,306

Net cash provided by operating activities	401,577	379,458	556,785

INVESTING ACTIVITIES
Proceeds from sale/maturity/prepayment of
Held-to-maturity securities	491,478	1,150,650	661,125
Available-for-sale securities	459,511	574,391	910,691
Investment real estate	12,833	19,788	63,030
Mortgage loans	587,355	836,443	606,738
Policy loans	59,920	56,773	55,542
Other invested assets	30,743	71,564	40,882
Disposals of property and equipment	16,240	4,681	11,269
Distributions from unconsolidated affiliates	55,311	130,742	41,779
Payment for the purchase/origination of
Held-to-maturity securities	(156,453)	(525,950)	(439,422)
Available-for-sale securities	(683,128)	(1,343,795)	(1,044,602)
Investment real estate	(45,631)	(106,255)	(51,699)
Mortgage loans	(1,428,471)	(962,267)	(668,073)
Policy loans	(25,480)	(26,459)	(29,093)
Other invested assets	(67,571)	(38,101)	(27,705)
Additions to property and equipment	(47,301)	(32,596)	(31,951)
Contributions to unconsolidated affiliates	(135,208)	(132,004)	(12,560)
Change in short-term investments	268,386	(29,612)	64,386
Change in collateral held for derivatives	24,349	(65,160)	22,724
Other, net	27,869	12,702	15,997

Net cash provided by (used in) investing activities	(555,248)	(404,465)	189,058

FINANCING ACTIVITIES
Policyholders’ account deposits	1,528,107	1,405,350	1,002,420
Policyholders’ account withdrawals	(1,313,394)	(1,400,661)	(1,532,023)
Change in notes payable	7,643	20,259	(5,672)
Dividends to stockholders	(87,741)	(84,446)	(82,805)
Payments to noncontrolling interest	(2,536)	(1,583)	(1,864)

Net cash provided by (used in) financing activities	132,079	(61,081)	(619,944)

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(21,592)	(86,088)	125,899
Beginning of the period	310,930	397,018	271,119

End of the period	$289,338	$310,930	$397,018

See accompanying notes to the consolidated financial statements.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note 1 – Nature of Operations

American National Insurance Company and its consolidated subsidiaries (collectively “American National” or “the Company”) offer a broad spectrum of insurance products, including individual and group life insurance, annuities, health insurance, and property and casualty insurance. Business is conducted in all 50 states, the District of Columbia and Puerto Rico.

Note 2 – Summary of Significant Accounting Policies and Practices

The consolidated financial statements and notes thereto have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) and are reported in U.S. currency. American National consolidates entities that are wholly-owned and those in which American National owns less than 100% but controls, as well as variable interest entities in which American National is the primary beneficiary. Intercompany balances and transactions with consolidated entities have been eliminated. Investments in unconsolidated affiliates are accounted for using the equity method of accounting. Certain amounts in prior years have been reclassified to conform to current year presentation.

The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the reported consolidated financial statement balances. Actual results could differ from those estimates.

Note 2 – Summary of Significant Accounting Policies and Practices – (Continued)

Revision to Previously Reported Amounts

Immaterial Correction of an Error. During the fourth quarter of 2016, the Company revised previously reported amounts to include cash held in a bank custody account representing collateral provided to us by third parties for equity-option derivative transactions. For details, see Note 7, Derivative Instruments, of the Notes to the Consolidated Financial Statements. In accordance with Staff Accounting Bulletin (“SAB”) No. 99, Materiality, and SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements, management evaluated the materiality of the error from qualitative and quantitative perspectives, and concluded the error was immaterial to the current and prior periods. The correction of the immaterial error revised the consolidated statements of financial position and statements of cash flows only. There was no revision to the consolidated statements of operations, comprehensive income or changes in equity. The Company revised its historical financial statements for fiscal 2015 and fiscal 2014 herein, and will revise the quarters within fiscal 2016, when they are published in future filings.

Financial statement amounts previously reported were revised as shown below (in thousands):

	As Reported	As Revised	Effect of Change
As of December 31, 2015
Balance Sheet
Other invested assets	$173,042	$71,943	$(101,099)
Cash and cash equivalents	190,237	310,930	120,693
Other liabilities	550,629	570,223	19,594
Total assets	23,746,962	23,766,556	19,594
Total liabilities	19,284,491	19,304,085	19,594

Statement of Cash Flow
Change in collateral held for derivatives	—	(65,160)	(65,160)
Other, net	14,412	12,702	(1,710)
Net cash used in investing activities	(337,595)	(404,465)	(66,870)
Net decrease in cash and cash equivalents	(19,218)	(86,088)	(66,870)
Cash at beginning of period	209,455	397,018	187,563
Cash at end of period	190,237	310,930	120,693

As of December 31, 2014
Balance Sheet
Other invested assets	$220,255	$53,996	$(166,259)
Cash and cash equivalents	209,455	397,018	187,563
Other liabilities	550,843	572,147	21,304
Total assets	23,544,532	23,565,836	21,304
Total liabilities	19,104,585	19,125,889	21,304

Statement of Cash Flow
Change in collateral held for derivatives	—	22,724	22,724
Other, net	4,331	15,997	11,666
Net cash provided by investing activities	154,668	189,058	34,390
Net increase in cash and cash equivalents	91,509	125,899	34,390
Cash at beginning of period	117,946	271,119	153,173
Cash at end of period	209,455	397,018	187,563

Note 2 – Summary of Significant Accounting Policies and Practices – (Continued)

Investments

Investment securities – Bonds classified as held-to-maturity are carried at amortized cost. Bonds classified as available-for-sale are carried at fair value. Equity securities are classified as available-for-sale and carried at fair value. After-tax net unrealized gains or losses on available-for-sale securities are reflected in equity as a component of “Accumulated Other Comprehensive Income” (“AOCI”).

Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized discount, deferred expenses, and allowances. Accretion of discounts is recorded using the effective yield method. Interest income, prepayment fees and accretion of discounts and origination fees are reported in “Net investment income” in the consolidated statements of operations. Interest income earned on impaired and non-impaired loans is accrued on the principal amount of the loan based on contractual interest rate. However, interest ceases to accrue for loans on which interest is more than 90 days past due, when the collection of interest is not probable or when a loan is in foreclosure. Income on past due loans is reported on a cash basis. When a loan becomes current, it is placed back into accrual status. Cash receipts on impaired loans are recorded as a reduction of principal, interest income, expense reimbursement or other manner in accordance with the loan agreement. Gains and losses from the sale of loans and changes in allowances are reported in “Net realized investment gains” in the consolidated statements of operations.

Each mortgage loan is evaluated quarterly and placed in a watchlist if events occur or circumstances exist that could indicate that American National will be unable to collect all amounts due according to the contractual terms. Additionally, loans with estimated collateral value less than their balance and loans with characteristics indicative of higher than normal credit risks are reviewed quarterly. All loans in the watchlist are analyzed individually for impairment. If a loan is concluded to be fully collectible, no loss allowance is recorded. Loans are considered impaired when, based upon current information and events, it is probable that all amounts due under the contractual terms of the loan will be uncollectible. A specific allowance for loan losses is established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan’s original effective interest rate, or (ii) the estimated fair value of the underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent. Allowances are also established on groups of loans with similar characteristics, such as property types, if based on experience, it is probable that a loss has occurred and the amount of the loss can be reasonably estimated. The allowance is reviewed quarterly to determine if it is adequate, or if a recovery of the asset is assured and the allowance can be reduced.

Management believes the recorded allowance is adequate and is the best estimate of probable loan losses, including losses incurred at the reporting date but not identified by a specific loan. The allowance is based on historical loan loss experience, known and inherent risks in the portfolio, adverse situations affecting the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Loans are charged off as uncollectible only when the loan is forgiven by a legal agreement. Prior to charging off a loan, an allowance is recorded based on the estimated recoverable amount. Upon forgiveness, both the allowance and the loan balance are reduced which results in no further gain or loss.

Policy loans are carried at cost, which approximates fair value.

Note 2 – Summary of Significant Accounting Policies and Practices – (Continued)

Investment real estate including related improvements, are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 15 to 50 years). Rental income is recognized on a straight-line basis over the term of the respective lease. American National classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs, and is not depreciated while it is classified as held-for-sale. American National periodically reviews its investment real estate for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in “Realized investment gains (losses)” in the consolidated statements of operations. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks as well as other appraisal methods. Real estate acquired upon foreclosure is recorded at the lower of its cost, or its estimated fair value at the date of foreclosure.

Real Estate Joint Ventures and Other Limited Partnership Interests in which the Company has more than a minor interest or influence over the investee’s operations, but it does not have a controlling interest and is not the primary beneficiary, are accounted for using the equity method. These investments are reported as “Investments in unconsolidated affiliates” in the consolidated statements of financial position. For certain joint ventures, American National records its share of earnings using a lag methodology of one to three months when timely financial information is not available and the contractual right does not exist to receive such financial information. In addition to the investees’ impairment analysis of its underlying investments, American National routinely evaluates its investments in those investees for impairments. American National considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether impairment has occurred. When an impairment is deemed to have occurred at the joint venture level, American National recognizes its share within “Equity in earnings (losses) of unconsolidated affiliates” to record the investment at its fair value. When an impairment results from American National’s separate analysis, an adjustment is made through “Net realized investment gains” to record the investment at its fair value.

Short-term investments comprised of commercial paper, are carried at amortized cost, which approximates fair value.

Other invested assets comprised primarily of equity-indexed options, which are carried at fair value and may be collateralized by counterparties; such collateral is restricted to the Company’s use. Other invested assets also include tax credit partnerships, Certified Capital Companies (“CAPCO”) investments, mineral rights and limited liability interests, are carried at cost, less allowance for depletion, where applicable.

Impairments are evaluated quarterly and where management believes that the carrying value will not be realized, an other-than-temporary impairment (“OTTI”) loss is recorded.

All fixed maturity securities with unrealized losses are assessed to determine if the creditworthiness of any of those securities has deteriorated to a point where its carrying value will not be realized at maturity. For fixed maturity securities at December 31, 2016, the unrealized losses on fixed maturity securities that were not other-than-temporarily impaired were the result of credit spread widening. There were no delinquent coupon payments attributed to these securities at December 31, 2016.

Note 2 – Summary of Significant Accounting Policies and Practices – (Continued)

For all fixed maturity securities in unrealized loss positions which American National does not intend to sell and for which it is not more-likely-than-not that it will be required to sell before its anticipated recovery, American National assesses whether the amortized cost basis of securities will be recovered by comparing the net present value of the expected cash flows from those securities with its amortized cost basis. Management estimates the expected cash flows using historical experience information as well as market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security. The net present value of the expected cash flows from fixed maturity securities is calculated by discounting management’s best estimate of expected cash flows at the effective interest rate implicit in the fixed maturity security when acquired. If the net present value of the expected cash flows is less than the amortized cost, an OTTI has occurred in the form of a credit loss. The credit loss is recognized in earnings in the amount of excess amortized cost over the net present value of the expected cash flows. If the fair value is less than the net present value of its expected cash flows at the impairment measurement date, a non-credit loss exists which is recorded in other comprehensive income (loss) for the difference between the fair value and the net present value of the expected cash flows.

After the recognition of an OTTI, fixed maturity securities are accounted for as if they had been purchased on the OTTI measurement date, with a cost basis equal to their previous amortized cost less the related OTTI losses recognized in earnings. The new cost basis of an other-than-temporarily impaired security is not adjusted for subsequent increases in estimated fair value. Should there be a significant increase in the estimate of cash flows expected to be collected from previously impaired securities, the increase would be accounted for prospectively by accreting it as interest income over its remaining life.

American National evaluates quarterly all equity securities in unrealized loss positions and recognizes an OTTI loss on those where a market price recovery is not expected in a reasonable period of time. All equity securities with unrealized losses are also evaluated for credit quality. OTTI is recognized if management believes the carrying value of securities will not be realized, regardless of the length of time that they have had an unrealized loss.

Derivative instruments are purchased to hedge against future interest rate increases in liabilities indexed to market rates, and are recorded in the consolidated statements of financial position at fair value net of collateral provided by counterparties. The change in fair value of derivative assets and liabilities is reported in the consolidated statements of operations as “Net investment income” and “Interest credited to policyholder’s account balances,” respectively. American National does not apply hedge accounting treatment to its derivative instruments. The Company uses derivative instruments to hedge our business risk and holds collateral to offset exposure from its counterparties. Unrestricted collateral that supports credit risk is reported in the consolidated statements of financial position as an offset to “Other invested assets” with an associated payable to “Other liabilities” for excess collateral. Restricted collateral is recorded as “Other liabilities” due to the uncertainty of the collateral’s availability to offset exposure losses.

Cash and cash equivalents include cash on-hand and in banks, as well as amounts invested in money market funds and are reported as “Cash and cash equivalents” in the consolidated statements of financial position.

Property and equipment consist of buildings occupied by American National, data processing equipment, software, furniture and equipment, and automobiles which are carried at cost, less accumulated depreciation. Depreciation is calculated using straight-line and accelerated methods over the estimated useful lives of the assets (typically 3 to 50 years).

Note 2 – Summary of Significant Accounting Policies and Practices – (Continued)

Insurance specific assets and liabilities

Deferred policy acquisition costs (“DAC”) are capitalized costs related directly to the successful acquisition of new or renewal insurance contracts. Significant costs are incurred to acquire insurance and annuity contracts, including commissions and certain underwriting, policy issuance and processing expenses.

DAC on traditional life and health products is amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue expected to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality, morbidity and withdrawal assumptions used in computing liabilities for future policy benefits. DAC is reduced by a provision for possible inflation of maintenance and settlement expenses determined by means of grading interest rates.

DAC on universal life, limited-pay and investment-type contracts is amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality, and surrender charges. The effect of the realization of unrealized gains (losses) on DAC is recognized within AOCI in the consolidated statements of financial position as of the reporting date. A change in interest rates could have a significant impact on DAC calculated for these contracts.

DAC associated with property and casualty business is amortized over the coverage period of the related policies, in relation to premium earned.

For short-duration and long-duration contracts, DAC is grouped consistent with the manner in which insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is not anticipated in assessing the recoverability of DAC for short-duration contracts.

Liabilities for future policy benefits for traditional products have been provided on a net level premium method based on estimated investment yields, withdrawals, mortality, and other assumptions that were appropriate at the time policies were issued. Estimates are based on historical experience, adjusted for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. When it is determined that future expected experience differs significantly from existing assumptions, the estimates are revised for current and future issues.

Policyholders’ account balances represent the contract value that has accrued to the benefit of the policyholders related to universal-life and investments-type contracts. These are generally equal to the accumulated deposits, plus interest credited, reduced by withdrawals, payouts, and accumulated policyholder assessments.

Reserves for claims and claim adjustment expenses (“CAE”) are established to provide for the estimated costs of paying claims. These reserves include estimates for both case reserves and incurred but not reported (“IBNR”) claim reserves. Case reserves include the liability for reported but unpaid claims. IBNR reserves include a provision for potential development on case reserves, losses on claims currently closed which may reopen in the future, as well as incurred but not reported claims. These reserves also include an estimate of the expense associated with settling claims, including legal and other fees and the general expenses of administering the claims adjustment process.

Reinsurance—Reinsurance recoverables are estimated amounts due to American National from reinsurers related to paid and unpaid ceded claims and CAE and are presented net of a reserve for collectability. Recoveries of gross ultimate losses are estimated by a review of individual large claims and the ceded portion of IBNR using assumed distribution of loss by percentage retained. The most significant assumption is the average size of the individual losses for those claims that have occurred but have not yet been reported. The ultimate amount of the reinsurance ceded recoverable is unknown until all losses settle.

Note 2 – Summary of Significant Accounting Policies and Practices – (Continued)

Separate account assets and liabilities

Separate account assets and liabilities are funds intended to meet the investment objectives of contract holders who bear the investment risk. Investment income and investment gains and losses from these separate funds accrue to the benefit of the contract holders. Separate accounts are established in conformity with insurance laws and are not chargeable with liabilities that arise from any other business of American National. American National reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from American National’s general account liabilities; (iii) investments are directed by the contract holder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contract holder. The assets of these accounts are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in the consolidated financial statements.

Premiums, benefits, claims incurred and expenses

Traditional ordinary life and health premiums are recognized as revenue when due. Benefits and expenses are associated with earned premiums to result in recognition of profits over the term of the insurance contracts.

Annuity premiums received on limited-pay and supplemental annuity contracts involving a significant life contingency are recognized as revenue when due. Deferred annuity premiums are recorded as deposits rather than recognized as revenue. Revenues from deferred annuity contracts are principally surrender charges and, in the case of variable annuities, administrative fees assessed to contractholders.

Universal life and single premium whole life revenues represent amounts assessed to policyholders including mortality charges, surrender charges actually paid and earned policy service fees. Amounts included in expenses are benefits in excess of account balances returned to policyholders.

Property and casualty premiums are recognized as revenue proportionately over the contract period, net of reinsurance ceded. Claims incurred consist of claims and CAE paid and the change in reserves, net of reinsurance received and recoverable.

Participating insurance policies

Participating business comprised approximately 6.1% of the life insurance in-force at December 31, 2016 and 18.2% of life premiums in 2016. Of the total participating business, 77.7% was written by Farm Family Life Insurance Company (“Farm Family Life”). For the participating business excluding Farm Family Life, the allocation of dividends to participating policyowners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums.

For the Farm Family Life participating business, profits earned on participating business are reserved for the payment of dividends to policyholders, except for the stockholders’ share of profits on participating policies, which is limited to the greater of 10% of the profit on participating business, or 50 cents per thousand dollars of the face amount of participating life insurance in-force. Participating policyholders’ interest includes the accumulated net income from participating policies reserved for payment to such policyholders in the form of dividends (less net income allocated to stockholders as indicated above) as well as a pro rata portion of unrealized investment gains (losses), net of tax.

Note 2 – Summary of Significant Accounting Policies and Practices – (Continued)

Federal income taxes

American National files a consolidated life and non-life federal income tax return. Certain subsidiaries that are consolidated for financial reporting are not eligible to be included in the consolidated federal income tax return; accordingly, they file separate returns.

Deferred federal income tax assets and liabilities are recognized to reflect the future tax consequences attributable to differences between the financial statement amounts of assets and liabilities and their respective tax bases. Deferred taxes are measured using enacted tax rates expected to apply in the years in which those temporary differences are expected to be recovered or settled.

American National recognizes tax benefits on uncertain tax positions if it is “more-likely-than-not” the position based on its technical merits will be sustained by taxing authorities. American National recognizes the largest benefit that is greater than 50% likely of being ultimately realized upon settlement. Tax benefits not meeting the “more-likely-than-not” threshold, if applicable, are included with “Other liabilities” in the consolidated statements of financial position.

Interest and penalties assessed, if applicable, are classified as current federal income taxes in the consolidated statements of operations.

Pension and postretirement benefit plans

Pension and postretirement benefit obligations and costs for our frozen benefit plans are estimated using assumptions including demographic factors such as retirement age and mortality.

American National uses a discount rate to determine the present value of future benefits on the measurement date. The guideline for setting this rate is a high-quality long-term corporate bond rate. To determine the expected long-term rate of return on plan assets, a building-block method is used. The expected rate of return on each asset is broken down into inflation, the real risk-free rate of return (i.e., the long-term estimate of future returns on default-free U.S. government securities), and the risk premium for each asset class (i.e., the expected return in excess of the risk-free rate). Using this approach, the calculated return will fluctuate from year to year; however, it is American National’s policy to hold this long-term assumption relatively constant.

Note 2 – Summary of Significant Accounting Policies and Practices – (Continued)

Stock-based compensation

Stock Appreciation Rights (“SARs”) liability and compensation cost is based on the fair value of the grants and are remeasured each reporting period through the settlement date. The fair value of the SAR’s is calculated using the Black-Scholes-Merton option-pricing model. The key assumptions used in the model include: the grant date and remeasurement date stock prices, expected life of the SARs and the risk-free rate of return. The compensation liability related to the SAR award is included in “Other liabilities” in the consolidated statements of financial position.

Restricted Stock (“RS”) equity and compensation cost is based on the fair value of the underlying stock at grant date. The compensation cost accrued is included in “Additional paid-in capital” in the consolidated statements of financial position.

Restricted Stock Units (“RSU”) provides the recipients of the awards the option to settle vested RSUs in either cash or American National common stock. Effective December 31, 2012, American National’s Board Compensation Committee modified the settlement provision within the outstanding restricted stock units, which changed the RSU classification from an equity to a liability award. The liability is remeasured each reporting period through the vesting date and is adjusted for changes in fair value. The compensation liability related to the RSUs is included in “Other Liabilities” in the consolidated statements of financial position.

Litigation contingencies

Existing and potential litigation is reviewed quarterly to determine if any adjustments to liabilities for possible losses are necessary. Reserves for losses are established whenever they are probable and estimable. If no one estimate within the range of possible losses is more probable than any other, a reserve is recorded based on the lowest amount of the range.

Note 3 – Recently Issued Accounting Pronouncements

Adoption of New Accounting Standards

In February 2015, the FASB issued guidance amending the consolidation analysis. The guidance modifies the evaluation of whether limited partnerships and similar legal entities are variable interest entities (VIEs) or voting interest entities. The guidance eliminates the presumption that a general partner should consolidate a limited partnership and affects the consolidation analysis of reporting entities that are involved with VIEs. The Company adopted the standard on its required effective date of January 1, 2016. The adoption did not have a material impact to the Company’s results of operations or financial position.

In May 2015, the FASB issued guidance to expand the disclosures an insurance entity would provide about its short duration contracts. The disclosure about the liability for unpaid claims and claim adjustment expenses is intended to increase the transparency of significant estimates made in the measuring of those liabilities. It is also intended to provide insight into an insurance entity’s ability to underwrite and anticipate costs associated with claims. The Company adopted the standard for the annual period ending December 31, 2016 and the expanded disclosure required is included in Note 12, Liability for Unpaid Claims and Claim Adjustment Expenses, of the Notes to Consolidated Financial Statements. The adoption affected disclosure only and did not impact the Company’s results of operations or financial position.

Note 3 – Recently Issued Accounting Pronouncements – (Continued)

Future Adoption of New Accounting Standards— The FASB issued the following accounting guidance relevant to American National:

In May 2014, the FASB issued guidance that will supersede most existing revenue recognition requirements in GAAP. Insurance contracts generally are excluded from the scope of the guidance. For those contracts which are impacted, the transaction price is attributed to the underlying performance obligations in the contract and revenue is recognized as the entity satisfies the performance obligations and transfers control of a good or service to the customer. The standard is effective for annual periods and interim periods within those annual periods beginning after December 15, 2017. The Company intends to adopt the standard effective January 1, 2018, which is not expected to be material to the Company’s results of operations or financial position.

In January 2016, the FASB issued guidance that will change certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The new guidance requires that equity investments in unconsolidated entities be measured at fair value and that changes in fair value are recognized through earnings. When the fair value option has been elected for financial liabilities, changes in fair value due to instrument-specific credit risk will be recognized separately in other comprehensive income. The guidance also simplifies the impairment assessment of equity investments and eliminates the disclosure requirements for methods and significant assumptions used to estimate fair value of financial instruments that are measured at amortized cost on the statement of financial position. The standard is effective for annual periods and interim periods within those annual periods beginning after December 15, 2017. The Company is currently evaluating the impact of adoption to the Company’s results of operations and financial position.

In February 2016, the FASB issued guidance that will require significant changes to the statement of financial position of lessees. With certain limited exceptions, lessees will need to recognize virtually all of their leases on the statement of financial position, by recording a right-of-use asset and a lease liability. Lessor accounting is updated to align with certain changes in the lessee model and the new revenue recognition standard. The standard is effective for annual periods and interim periods within those annual periods beginning after December 15, 2018. The Company is currently evaluating the impact of adoption, which is not expected to be material to the Company’s results of operations or financial position.

In June 2016, the FASB issued guidance that will significantly change how entities will measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The guidance will replace the current “incurred loss” approach with an “expected loss” model for instruments measured at amortized cost. For available-for-sale debt securities, entities will be required to record allowances rather than reduce the carrying amount, as they do under the current other-than-temporary impairment model. The standard is effective for annual periods and interim periods within those annual periods beginning after December 15, 2019. The Company is currently evaluating the impact of adoption to the Company’s results of operations and financial position.

Note 4 – Investment in Securities

The cost or amortized cost and fair value of investments in securities are shown below (in thousands):

	December 31, 2016
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Fixed maturity securities, bonds held-to-maturity
U.S. states and political subdivisions	$301,994	$17,190	$(102)	$319,082
Foreign governments	4,057	659	—	4,716
Corporate debt securities	6,711,508	253,191	(38,721)	6,925,978
Residential mortgage-backed securities	229,758	14,112	(1,185)	242,685
Collateralized debt securities	1,290	64	—	1,354
Other debt securities	2,778	99	—	2,877

Total bonds held-to-maturity	7,251,385	285,315	(40,008)	7,496,692

Fixed maturity securities, bonds available-for-sale
U.S. treasury and government	25,062	594	(16)	25,640
U.S. states and political subdivisions	945,431	21,170	(6,378)	960,223
Foreign governments	5,000	1,567	—	6,567
Corporate debt securities	4,666,096	145,716	(31,049)	4,780,763
Residential mortgage-backed securities	18,588	2,267	(342)	20,513
Collateralized debt securities	5,574	821	(3)	6,392
Other debt securities	3,233	—	(55)	3,178

Total bonds available-for-sale	5,668,984	172,135	(37,843)	5,803,276

Equity securities
Common stock	713,099	810,611	(5,195)	1,518,515
Preferred stock	19,334	3,889	(62)	23,161

Total equity securities	732,433	814,500	(5,257)	1,541,676

Total investments in securities	$13,652,802	$1,271,950	$(83,108)	$14,841,644

Note 4 – Investment in Securities – (Continued)

	December 31, 2015
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Fixed maturity securities, bonds held-to-maturity
U.S. states and political subdivisions	$324,643	$22,318	$(444)	$346,517
Foreign governments	4,101	867	—	4,968
Corporate debt securities	6,985,844	263,927	(158,101)	7,091,670
Residential mortgage-backed securities	277,135	18,351	(1,286)	294,200
Collateralized debt securities	1,924	100	—	2,024
Other debt securities	15,773	401	—	16,174

Total bonds held-to-maturity	7,609,420	305,964	(159,831)	7,755,553

Fixed maturity securities, bonds available-for-sale
U.S. treasury and government	24,024	702	(34)	24,692
U.S. states and political subdivisions	933,958	39,808	(1,275)	972,491
Foreign governments	5,000	1,733	—	6,733
Corporate debt securities	4,431,765	120,471	(107,614)	4,444,622
Residential mortgage-backed securities	25,629	2,155	(420)	27,364
Collateralized debt securities	7,455	629	(70)	8,014

Total bonds available-for-sale	5,427,831	165,498	(109,413)	5,483,916

Equity securities
Common stock	794,839	718,225	(22,035)	1,491,029
Preferred stock	15,987	7,964	(1)	23,950

Total equity securities	810,826	726,189	(22,036)	1,514,979

Total investments in securities	$13,848,077	$1,197,651	$(291,280)	$14,754,448

The amortized cost and fair value, by contractual maturity, of fixed maturity securities are shown below (in thousands):

	December 31, 2016
	Bonds Held-to-Maturity		Bonds Available-for-Sale
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$492,792	$503,694	$228,534	$231,434
Due after one year through five years	3,369,648	3,556,266	1,443,585	1,514,270
Due after five years through ten years	3,209,951	3,250,902	3,396,681	3,458,366
Due after ten years	173,144	180,805	595,184	594,231
Without single maturity date	5,850	5,025	5,000	4,975

Total	$7,251,385	$7,496,692	$5,668,984	$5,803,276

Actual maturities differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Residential and commercial mortgage-backed securities, which are not due at a single maturity, have been allocated to their respective categories based on the year of final contractual maturity.

Proceeds from sales of available-for-sale securities, with the related gross realized gains and losses, are shown below (in thousands):

Note 4 – Investment in Securities – (Continued)

	Years ended December 31,
	2016	2015	2014
Proceeds from sales of available-for-sale securities	$138,665	$86,793	$184,918
Gross realized gains	34,135	34,434	38,301
Gross realized losses	(7,775)	(592)	(3,635)

Gains and losses are determined using specific identification of the securities sold. During 2016 and 2015, bonds with a carrying value of $22,848,000 and $171,000, respectively were transferred from held-to-maturity to available-for-sale after a significant deterioration in the issuers’ credit worthiness became evident. An unrealized loss of $723,000 and $53,000 were recorded in 2016 and 2015, respectively following the transfer at fair value.

In accordance with various regulations, American National had bonds on deposit with regulating authorities with a carrying value of $52,349,000 and $51,877,000 at December 31, 2016 and 2015, respectively. In addition, American National has pledged bonds in connection with agreements and transactions, such as financing and reinsurance agreements. The carrying value of bonds pledged was $76,558,000 and $77,360,000 at December 31, 2016 and 2015, respectively.

The components of the change in net unrealized gains (losses) on securities are shown below (in thousands):

	Years ended December 31,
	2016	2015	2014
Bonds available-for-sale	$78,207	$(171,006)	$83,809
Equity securities	105,090	(73,441)	108,066

Change in net unrealized gains (losses) on securities during the year	183,297	(244,447)	191,875
Adjustments for
Deferred policy acquisition costs	(29,074)	59,340	(14,611)
Participating policyholders’ interest	(10,282)	8,646	(9,046)
Deferred federal income tax benefit (expense)	(50,237)	61,744	(58,004)

Change in net unrealized gains (losses) on securities, net of tax	$93,704	$(114,717)	$110,214

Note 4 – Investment in Securities – (Continued)

The gross unrealized losses and fair value of the investment securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are shown below (in thousands):

	December 31, 2016
	Less than 12 months		12 Months or more		Total
	Unrealized (Losses)	Fair Value	Unrealized (Losses)	Fair Value	Unrealized (Losses)	Fair Value
Fixed maturity securities, bonds held-to-maturity
U.S. states and political subdivisions	$(102)	$18,886	$—	$—	$(102)	$18,886
Corporate debt securities	(18,110)	971,361	(20,611)	186,262	(38,721)	1,157,623
Residential mortgage-backed securities	(558)	22,806	(627)	10,248	(1,185)	33,054

Total bonds held-to-maturity	(18,770)	1,013,053	(21,238)	196,510	(40,008)	1,209,563

Fixed maturity securities, bonds available-for-sale
U.S. treasury and government	(16)	10,640	—	—	(16)	10,640
U.S. states and political subdivisions	(6,376)	282,141	(2)	122	(6,378)	282,263
Corporate debt securities	(19,828)	917,215	(11,221)	126,584	(31,049)	1,043,799
Residential mortgage-backed securities	(204)	12,420	(138)	3,982	(342)	16,402
Collateralized debt securities	—	1	(3)	146	(3)	147
Other Debt Securities	(55)	3,178	—	—	(55)	3,178

Total bonds available-for-sale	(26,479)	1,225,595	(11,364)	130,834	(37,843)	1,356,429

Equity securities
Common stock	(5,195)	53,068	—	—	(5,195)	53,068
Preferred stock	(62)	4,324	—	—	(62)	4,324

Total equity securities	(5,257)	57,392	—	—	(5,257)	57,392

Total	$(50,506)	$2,296,040	$(32,602)	$327,344	$(83,108)	$2,623,384

	December 31, 2015
	Less than 12 months		12 Months or more		Total
	Unrealized (Losses)	Fair Value	Unrealized (Losses)	Fair Value	Unrealized (Losses)	Fair Value
Fixed maturity securities, bonds held-to-maturity
U.S. states and political subdivisions	$(444)	$19,412	$—	$—	$(444)	$19,412
Corporate debt securities	(93,285)	1,912,178	(64,816)	283,469	(158,101)	2,195,647
Residential mortgage-backed securities	(449)	21,275	(837)	14,721	(1,286)	35,996

Total bonds held-to-maturity	(94,178)	1,952,865	(65,653)	298,190	(159,831)	2,251,055

Fixed maturity securities, bonds available-for-sale
U.S. treasury and government	(34)	18,802	—	—	(34)	18,802
U.S. states and political subdivisions	(1,223)	80,807	(52)	2,569	(1,275)	83,376
Corporate debt securities	(81,638)	1,796,357	(25,976)	90,784	(107,614)	1,887,141
Residential mortgage-backed securities	(228)	15,273	(192)	4,984	(420)	20,257
Collateralized debt securities	(66)	2,115	(4)	253	(70)	2,368

Total bonds available-for-sale	(83,189)	1,913,354	(26,224)	98,590	(109,413)	2,011,944

Equity securities
Common stock	(22,035)	136,694	—	—	(22,035)	136,694
Preferred stock	—	—	(1)	—	(1)	—

Total equity securities	(22,035)	136,694	(1)	—	(22,036)	136,694

Total	$(199,402)	$4,002,913	$(91,878)	$396,780	$(291,280)	$4,399,693

As of December 31, 2016, the securities with unrealized losses including those exceeding one year were not deemed to be other-than-temporarily impaired. American National has the ability and intent to hold those securities until a market price recovery or maturity. It is not more-likely-than-not that American National will be required to sell them prior to recovery, and recovery is expected in a reasonable period of time. It is possible an issuer’s financial circumstances may be different in the future, which may lead to a different impairment conclusion in future periods.

Note 4 – Investment in Securities – (Continued)

The following table identifies the total bonds distributed by credit quality rating (in thousands, except percentages):

	December 31, 2016			December 31, 2015
	Amortized Cost	Estimated Fair Value	% of Fair Value	Amortized Cost	Estimated Fair Value	% of Fair Value
AAA	$667,561	$691,296	5.2%	$681,918	$720,175	5.4%
AA	1,393,137	1,440,667	10.8	1,522,300	1,591,496	12.0
A	4,538,471	4,696,909	35.3	4,672,994	4,828,340	36.5
BBB	5,758,560	5,931,112	44.6	5,731,158	5,732,961	43.3
BB and below	562,640	539,984	4.1	428,881	366,497	2.8

Total	$12,920,369	$13,299,968	100.0%	$13,037,251	$13,239,469	100.0%

Equity securities by market sector distribution are shown below:

	December 31,
	2016	2015
Consumer goods	20.4%	20.5%
Energy and utilities	11.1	10.3
Finance	22.1	20.0
Healthcare	12.7	14.6
Industrials	9.0	8.2
Information technology	17.1	17.8
Other	7.6	8.6

Total	100.0%	100.0%

Note 5 – Mortgage Loans

Generally, commercial mortgage loans are secured by first liens on income-producing real estate. American National attempts to maintain a diversified portfolio by considering the location of the underlying collateral. The distribution based on carrying amount of mortgage loans by location are is as follows:

	December 31,
	2016	2015
East North Central	16.2%	18.8%
East South Central	3.7	4.8
Mountain	10.6	11.6
Pacific	17.6	10.7
South Atlantic	15.1	18.8
West South Central	31.0	29.0
Other	5.8	6.3

Total	100.0%	100.0%

During 2016, American National did not foreclose on any loans, and one loan with a recorded investment of $1,940,000, was in the process of foreclosure. For the year ended December 31, 2015, American National foreclosed on three loans with a recorded investment totaling $24,333,000 and one loan was in the process of foreclosure with a recorded investment of $2,450,000. American National sold no loans during 2016 and one loan with a recorded investment of $2,702,000 resulting in a realized loss of $1,602,000 for the year ended December 31, 2015.

The age analysis of past due loans is shown below (in thousands):

	30-59 Days Past Due	60-89 Days Past Due	More Than 90 Days			Total
				Total	Current	Amount	Percent
December 31, 2016
Industrial	$—	$2,300	$—	$2,300	$744,472	$746,772	17.1
Office	—	—	6,059	6,059	1,541,880	1,547,939	35.5
Retail	—	—	—	—	736,121	736,121	16.9
Other	20,179	9,280	—	29,459	1,300,245	1,329,704	30.5

Total	$20,179	$11,580	$6,059	$37,818	$4,322,718	$4,360,536	100.0

Allowance for loan losses						(12,490)

Total, net of allowance						$4,348,046

December 31, 2015
Industrial	$—	$—	$—	$—	$704,426	$704,426	20.1
Office	—	5,883	2,450	8,333	1,252,484	1,260,817	36.1
Retail	19,088	—	—	19,088	583,810	602,898	17.2
Other	—	—	—	—	928,034	928,034	26.6

Total	$19,088	$5,883	$2,450	$27,421	$3,468,754	$3,496,175	100.0

Allowance for loan losses						(12,895)

Total, net of allowance						$3,483,280

Total mortgage loans are net of unamortized discounts of $233,000 and $452,000 and unamortized origination fees of $33,019,000 and $22,637,000 at December 31, 2016 and 2015, respectively. No unearned income is included in these amounts.

Note 5 – Mortgage Loans – (Continued)

Allowance for Credit Losses

A loan is considered impaired when it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. Mortgage loans with temporary difficulties are not considered impaired when the borrower has the financial capacity to fund revenue shortfalls from the properties for the foreseeable future. Individual valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral. Loans not evaluated individually for collectability are segregated by property-type and location, and allowance factors are applied. These factors are developed based on our historical loss experience adjusted for the expected trend in the rate of foreclosure losses. Allowance factors are higher for loans of certain property types and in certain regions based on loss experience or a blended historical loss factor.

The change in allowance for credit losses in mortgage loans is shown below (in thousands, except number of loans):

	Collectively Evaluated for Impairment			Individually Impaired			Total
	Number of	Recorded	Valuation	Number of	Recorded	Valuation	Number of	Recorded	Valuation
	Loans	Investment	Allowance	Loans	Investment	Allowance	Loans	Investment Allowance
Balance at December 31, 2013	407	$3,310,930	$11,688	1	$493	$493	408	$3,311,423	$12,181
Change Due to Factor Development	—	—	127	—	—	—	—	—	127
Change in allowance	—	—	462	—	—	5,090	—	—	5,552
Change in recorded investment	(8)	39,954	—	2	26,070	—	(6)	66,024	—

Balance at December 31, 2014	399	3,350,884	12,277	3	26,563	5,583	402	3,377,447	17,860

Change in allowance	—	—	(1,561)	—	—	(3,404)	—	—	(4,965)
Change in recorded investment	2	129,123	—	(1)	(10,395)	—	1	118,728	—

Balance at December 31, 2015	401	3,480,007	10,716	2	16,168	2,179	403	3,496,175	12,895

Change in allowance	—	—	772	—	—	(1,177)	—	—	(405)
Change in recorded investment	29	878,589	—	—	(14,228)	—	29	864,361	—

Balance at December 31, 2016	430	$4,358,596	$11,488	2	$1,940	$1,002	432	$4,360,536	$12,490

Note 5 – Mortgage Loans – (Continued)

Troubled Debt Restructurings

American National has granted concessions which are classified as troubled debt restructurings to certain mortgage loan borrowers. Concessions are generally one of, or a combination of, a delay in payment of principal or interest, a reduction of the contractual interest rate or an extension of the maturity date. American National considers the amount, timing and extent of concessions in determining any impairment or changes in the specific allowance for loan losses recorded in connection with a troubled debt restructuring. The carrying value after specific allowance, before and after modification in a troubled debt restructuring, may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

Troubled debt restructuring mortgage loan information is as follows (in thousands, except number of loans):

	Years ended December 31,
	2016			2015
	Number of loans	Recorded investment pre- modification	Recorded investment post modification	Number of loans	Recorded investment pre- modification	Recorded investment post modification

Office	1	$6,432	$6,432	2	$12,211	$12,211
Retail	2	10,972	10,972	—	—	—

Total	3	$17,404	$17,404	2	$12,211	$12,211

There are $430,399 of commitments to lend additional funds to debtors whose loans have been modified in troubled debt restructuring, and there have been no defaults on modified loans during the periods presented.

Note 6 – Real Estate and Other Investments

Investment real estate by property-type and geographic distribution are as follows:

	December 31,
	2016	2015
Industrial	9.2%	10.9%
Office	37.8	38.1
Retail	37.2	37.0
Other	15.8	14.0

Total	100.0%	100.0%

	December 31,
	2016	2015
East North Central	8.8%	11.4%
East South Central	3.4	3.6
Mountain	12.0	12.6
Pacific	6.1	5.6
South Atlantic	13.0	10.1
West South Central	52.2	50.7
Other	4.5	6.0

Total	100.0%	100.0%

Note 6 – Real Estate and Other Investments – (Continued)

American National regularly invests in real estate partnerships and joint ventures. American National frequently participates in the design of these entities with the sponsor, but in most cases, its involvement is limited to financing. Through analysis performed by American National, some of these partnerships and joint ventures have been determined to be variable interest entities (“VIEs”). In certain instances, in addition to an economic interest in the entity, American National holds the power to direct the most significant activities of the entity and is deemed the primary beneficiary or consolidator of the entity. The assets of the consolidated VIEs are restricted and must first be used to settle their liabilities. Creditors or beneficial interest holders of these VIEs have no recourse to the general credit of American National, as American National’s obligation is limited to the amount of its committed investment. American National has not provided financial or other support to the VIEs in the form of liquidity arrangements, guarantees, or other commitments to third parties that may affect the fair value or risk of its variable interest in the VIEs in 2016 or 2015.

The assets and liabilities relating to the VIEs included in the consolidated financial statements are as follows (in thousands):

	December 31,
	2016	2015
Investment real estate	$173,816	$174,264
Short-term investments	1	1
Cash and cash equivalents	6,099	3,855
Accrued investment income	—	557
Other receivables	6,456	8,101
Other assets	8,820	8,210

Total assets of consolidated VIEs	$195,192	$194,988

Notes payable	$136,080	$128,436
Other liabilities	10,037	19,436

Total liabilities of consolidated VIEs	$146,117	$147,872

The notes payable in the consolidated statements of financial position pertain to the borrowings of the consolidated VIEs. The liability of American National relating to notes payable of the consolidated VIEs is limited to the amount of its direct or indirect investment in the respective ventures, which totaled $31,795,000 and $34,699,000 at December 31, 2016 and 2015, respectively. The total of notes payable, $136,080,000, is long-term and consists of four notes with the following interest rates: one note at 4.0%, one note at LIBOR, one note at 90-Day LIBOR plus LIBOR margin, and one note at Prime Rate. Two notes mature in 2018, one note matures in 2021, and one note matures in 2022.

For other VIEs in which American National is a partner, it is not the primary beneficiary, and these entities are not consolidated, as the major decisions that most significantly impact the economic activities of the VIE require unanimous consent of all partners. The carrying amount and maximum exposure to loss relating to unconsolidated VIEs follows (in thousands):

	December 31,
	2016		2015
	Carrying Amount	Maximum Exposure to Loss	Carrying Amount	Maximum Exposure to Loss
Investment in unconsolidated affiliates	$323,933	$323,933	$236,816	$236,816
Mortgage loans	481,799	481,799	212,228	212,228
Accrued investment income	1,919	1,919	661	661

As of December 31, 2016, one real estate investment with a carrying value of $2,818,000 was classified as held for sale.

Note 6 – Real Estate and Other Investments – (Continued)

The Company’s equity in earnings of unconsolidated affiliates is the Company’s share of operating earnings and realized gains from investments in real estate joint ventures and other limited partnership interests (“joint ventures”) using the equity method of accounting. In 2016 and 2015 certain joint ventures took advantage of market opportunities to generate realized gains on the sale of real estate held or developed by the venture.

The Company’s income from and investment in each joint venture did not exceed 20% and therefore no separate financial disclosure is required. The Company’s income from, assets held, and investment in each joint venture did not exceed 10% except for 2015 when it was determined one joint venture slightly exceeded the income test threshold of 10% at 10.89% of operating income before tax. However, 96.8% of this joint venture’s income in 2015 was attributable to realized gain resulting from the sale of its operating assets. Additionally, the Company’s investment in joint ventures continues to be 2% or less of the Company’s total assets, and investments in individual joint ventures is not considered to be material to the Company in relation to its financial position or ongoing results of operations. Therefore, summarized financial information of equity method investees has not been included.

The Company’s total investment in and equity in earnings of unconsolidated affiliates, which are substantially all LLC’s or LLP’s, were comprised of the following (in thousands):

	December 31,
	2016	2015
Real estate	$372,393	$299,720
Equity and fixed income	79,145	50,326
Other	38,938	29,302

Total investments in unconsolidated affiliates	$490,476	$379,348

	Years ended December 31,
	2016	2015	2014
Income from operations	$19,005	$815	$284
Net gain on sales	38,195	76,593	14,410

Equity in earnings of unconsolidated affiliates	$57,200	$77,408	$14,694

Note 7 – Derivative Instruments

American National purchases over-the-counter equity-indexed options as economic hedges against fluctuations in the equity markets to which equity-indexed products are exposed. These options are not designated as hedging instruments for accounting purposes under U.S. GAAP. Equity-indexed contracts include a fixed host universal-life insurance or annuity contract and an equity-indexed embedded derivative. The detail of derivative instruments is shown below (in thousands, except number of instruments):

		December 31,
Derivatives Not Designated as Hedging Instruments	Location in the Consolidated Statements of Financial Position	2016			2015
		Number of Instruments	Notional Amounts	Estimated Fair Value	Number of Instruments	Notional Amounts	Estimated Fair Value
Equity-indexed options	Other invested assets	442	$1,414,100	$156,479	419	$1,200,600	$123,007
Equity-indexed embedded derivative	Policyholders’ account balances	62,481	1,289,800	314,330	51,815	1,067,600	242,412

		Gains (Losses) Recognized in Income on Derivatives
Derivatives Not Designated as Hedging Instruments	Location in the Consolidated Statements of Operations	Years ended December 31,
		2016	2015	2014
Equity-indexed options	Net investment income	$28,869	$(9,103)	$52,071
Equity-indexed embedded derivative	Interest credited to policyholders’ account balances	(25,239)	6,439	(32,071)

Note 7 – Derivative Instruments – (Continued)

The Company’s use of derivative instruments exposes it to credit risk in the event of non-performance by the counterparties. The Company has adopted a policy of only dealing with counterparties we believe are credit worthy and obtaining sufficient collateral where appropriate, as a means of mitigating the financial loss from defaults. The non-performance risk is the net counterparty exposure based on the fair value of the open contracts, less collateral held. The Company maintains master netting agreements with its current active trading partners. As such, a right of offset has been applied to unrestricted collateral that supports credit risk and has been recorded in the consolidated statements of financial position as an offset to “Other invested assets” with an associated payable to “Other liabilities” for excess collateral. Restricted collateral has been recorded as “Other liabilities” because of the uncertainty of its availability to offset exposure losses. Information regarding the Company’s exposure to credit loss on the options it holds is presented below (in thousands):

		December 31, 2016
Counterparty	Moody/S&P Rating	Options Fair Value	Collateral Held	Collateral Amounts used to Offset Exposure	Excess and Restricted Collateral	Exposure Net of Collateral
Barclays	Baa2/BBB	$33,839	$35,063	$33,839	$1,224	$—
Citigroup	Baa1/BBB+	2,249	—	—	—	2,249
Goldman-Sachs	A3/BBB+	1,452	1,400	1,400	—	52
ING	Baa1/A-	29,609	26,430	26,430	—	3,179
JP Morgan	A3/A-	163	—	—	—	163
Morgan Stanley	A3/BBB+	17,864	17,680	17,680	—	184
NATIXIS*	A2/A	24,804	26,620	—	26,620	24,804
SunTrust	Baa1/BBB+	19,559	19,960	19,559	401	—
Wells Fargo	A2/A	26,940	26,540	26,540	—	400

	Total	$156,479	$153,693	$125,448	$28,245	$31,031

		December 31, 2015
Counterparty	Moody/S&P Rating	Options Fair Value	Collateral Held	Collateral Amounts used to Offset Exposure	Excess and Restricted Collateral	Exposure Net of Collateral
Barclays	Baa2/BBB	$29,976	$31,383	$29,976	$1,407	$—
Citigroup	Baa1/BBB+	2,044	—	—	—	2,044
Goldman-Sachs	A3/BBB+	1,075	1,040	1,040	—	35
ING	Baa1/A-	21,459	18,590	18,590	—	2,869
JP Morgan	A3/A-	795	—	—	—	795
Morgan Stanley	A3/BBB+	11,625	12,530	11,625	905	—
NATIXIS*	A2/A	16,165	16,230	—	16,230	16,165
SunTrust	Baa1/BBB+	18,143	18,240	18,143	97	—
Wells Fargo	A2/A	21,725	22,680	21,725	955	—

	Total	$123,007	$120,693	$101,099	$19,594	$21,908

*	Collateral Restrictions

Note 8 – Net Investment Income and Realized Investment Gains (Losses)

Net investment income is shown below (in thousands):

	Years ended December 31,
	2016	2015	2014
Bonds	$551,849	$558,837	$596,013
Equity securities	38,680	36,314	35,324
Mortgage loans	211,972	204,913	204,499
Real estate	6,743	12,833	10,823
Options	28,869	(9,103)	52,071
Other invested assets	22,122	31,037	34,128

Total	$860,235	$834,831	$932,858

Realized investment gains (losses) are shown below (in thousands):

	Years ended December 31,
	2016	2015	2014
Bonds	$16,705	$16,300	$25,580
Equity securities	33,348	60,485	22,089
Mortgage loans	405	(220)	(5,679)
Real estate	2,188	10,872	7,035
Other invested assets	(6,039)	(52)	(963)

Total	$46,607	$87,385	$48,062

Other-than-temporary impairment losses are shown below (in thousands):

	Years ended December 31,
	2016	2015	2014
Bonds	$(94)	$(286)	$(41)
Equity securities	(17,573)	(27,656)	(6,599)

Total	$(17,667)	$(27,942)	$(6,640)

Note 9 – Fair Value of Financial Instruments

The carrying amount and fair value of financial instruments are shown below (in thousands):

	December 31,
	2016		2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets
Fixed maturity securities, bonds held-to-maturity	$7,251,385	$7,496,692	$7,609,420	$7,755,553
Fixed maturity securities, bonds available-for-sale	5,803,276	5,803,276	5,483,916	5,483,916
Equity securities	1,541,676	1,541,676	1,514,979	1,514,979
Equity-indexed options	156,479	156,479	123,007	123,007
Mortgage loans on real estate, net of allowance	4,348,046	4,435,530	3,483,280	3,621,978
Policy loans	384,376	384,376	407,491	407,491
Short-term investments	192,226	192,226	460,612	460,612
Separate account assets	941,612	941,612	918,446	918,446

Total financial assets	$20,619,076	$20,951,867	$20,001,151	$20,285,982

Financial liabilities
Investment contracts	$8,785,412	$8,785,412	$8,787,376	$8,787,376
Embedded derivative liability for equity-indexed contracts	314,330	314,330	242,412	242,412
Notes payable	136,080	136,080	128,436	128,436
Separate account liabilities	941,612	941,612	918,446	918,446

Total financial liabilities	$10,177,434	$10,177,434	$10,076,670	$10,076,670

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability. A fair value hierarchy is used to determine fair value based on a hypothetical transaction at the measurement date from the perspective of a market participant. American National has evaluated the types of securities in its investment portfolio to determine an appropriate hierarchy level based upon trading activity and the observability of market inputs. The classification of assets or liabilities within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are defined as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2	Quoted prices in markets that are not active or inputs that are observable directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Unobservable inputs reflect American National’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models and third-party evaluation, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Fixed Maturity Securities and Equity Options—American National utilizes a pricing service to estimate fair value measurements. The estimates of fair value for most fixed maturity securities, including municipal bonds, provided by the pricing service are disclosed as Level 2 measurements as the estimates are based on observable market information rather than market quotes.

Note 9 – Fair Value of Financial Instruments – (Continued)

The pricing service utilizes market quotations for fixed maturity securities that have quoted prices in active markets. Since fixed maturity securities generally do not trade on a daily basis, the pricing service prepares estimates of fair value measurements for these securities using its proprietary pricing applications, which include available relevant market information, benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. Additionally, an option adjusted spread model is used to develop prepayment and interest rate scenarios.

The pricing service evaluates each asset class based on relevant market information, credit information, perceived market movements and sector news. The market inputs utilized in the pricing evaluation, listed in the approximate order of priority, include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and economic events. The extent of the use of each market input depends on the asset class and the market conditions. Depending on the security, the priority of the use of inputs may change or some market inputs may not be relevant. For some securities, additional inputs may be necessary.

American National has reviewed the inputs and methodology used and the techniques applied by the pricing service to produce quotes that represent the fair value of a specific security. The review confirms that the pricing service is utilizing information from observable transactions or a technique that represents a market participant’s assumptions. American National does not adjust quotes received from the pricing service. The pricing service utilized by American National has indicated that they will only produce an estimate of fair value if there is objectively verifiable information available.

American National holds a small amount of private placement debt and fixed maturity securities that have characteristics that make them unsuitable for matrix pricing. For these securities, a quote from an independent broker (typically a market maker) is obtained. Due to the disclaimers on the quotes that indicate that the price is indicative only, American National includes these fair value estimates in Level 3.

For securities priced using a quote from an independent broker, such as the equity options and certain fixed maturity securities, American National uses a market-based fair value analysis to validate the reasonableness of prices received from an independent broker. Price variances above a certain threshold are analyzed further to determine if any pricing issue exists. This analysis is performed quarterly.

Equity Securities—For publicly-traded equity securities, prices are received from a nationally recognized pricing service that are based on observable market transactions, and these securities are classified as Level 1 measurements. For certain preferred stock, current market quotes in active markets are unavailable. In these instances, an estimate of fair value is received from the pricing service. The service utilizes similar methodologies to price preferred stocks as it does for fixed maturity securities. These estimates are disclosed as Level 2 measurements. American National tests the accuracy of the information provided by reference to other services regularly.

Mortgage Loans—The fair value of mortgage loans is estimated using discounted cash flow analyses on a loan by loan basis by applying a discount rate to expected cash flows from future installment and balloon payments. The discount rate takes into account general market trends and specific credit risk trends for the individual loan. Factors used to arrive at the discount rate include inputs from spreads based on U.S. Treasury notes and the loan’s credit quality, region, property type, lien priority, payment type and current status.

Embedded Derivative—The embedded derivative liability for equity-indexed contracts is measured at fair value and is recalculated each reporting period using equity option pricing models. To validate the assumptions used to price the embedded derivative liability, American National measures and compares embedded derivative returns against the returns of equity options held to hedge the liability cash flows.

Note 9 – Fair Value of Financial Instruments – (Continued)

The significant unobservable input used to calculate the fair value of the embedded derivatives is equity option implied volatility. An increase in implied volatility will result in an increase in the value of the equity-indexed embedded derivatives, all other things being equal. At December 31, 2016 and 2015, the one year implied volatility used to estimate embedded derivative value was 16.5% and 17.5%, respectively.

Other Financial Instruments—Other financial instruments classified as Level 3 measurements, as there is little or no market activity, are as follows:

Policy loans—The carrying value of policy loans is the outstanding balance plus any accrued interest. Due to the collateralized nature of policy loans such that they cannot be separated from the policy contracts and the unpredictable timing of repayments and the fact that settlement is at outstanding value, American National believes the carrying value of policy loans approximates fair value.

Investment contracts —The carrying value of investment contracts is equivalent to the accrued account balance. The accrued account balance consists of deposits, net of withdrawals, plus or minus interest credited, fees and charges assessed and other adjustments. American National believes that the carrying value of investment contracts approximates fair value because the majority of these contracts’ interest rates reset to current rates offered at anniversary.

Notes payable— Notes payable are carried at outstanding principal balance. The carrying value of the notes payable approximates fair value because the underlying interest rates approximate market rates at the balance sheet date.

Note 9 – Fair Value of Financial Instruments – (Continued)

Quantitative Disclosures

The fair value hierarchy measurements of the financial instruments are shown below (in thousands):

	Fair Value Measurement as of December 31, 2016
	Total Fair Value	Level 1	Level 2	Level 3
Financial assets
Fixed maturity securities, bonds held-to-maturity
U.S. states and political subdivisions	$319,082	$—	$319,082	$—
Foreign governments	4,716	—	4,716	—
Corporate debt securities	6,925,978	—	6,875,015	50,963
Residential mortgage-backed securities	242,685	—	241,779	906
Collateralized debt securities	1,354	—	—	1,354
Other debt securities	2,877	—	—	2,877

Total bonds held-to-maturity	7,496,692	—	7,440,592	56,100

Fixed maturity securities, bonds available-for-sale
U.S. treasury and government	25,640	—	25,640	—
U.S. states and political subdivisions	960,223	—	957,748	2,475
Foreign governments	6,567	—	6,567	—
Corporate debt securities	4,780,763	—	4,773,516	7,247
Residential mortgage-backed securities	20,513	—	17,909	2,604
Collateralized debt securities	6,392	—	4,454	1,938
Other debt securities	3,178	—	3,178	—

Total bonds available-for-sale	5,803,276	—	5,789,012	14,264

Equity securities
Common stock	1,518,515	1,518,515	—	—
Preferred stock	23,161	23,161	—	—

Total equity securities	1,541,676	1,541,676	—	—

Options	156,479	—	—	156,479
Mortgage loans on real estate	4,435,530	—	4,435,530	—
Policy loans	384,376	—	—	384,376
Short-term investments	192,226	—	192,226	—
Separate account assets	941,612	—	941,612	—

Total financial assets	$20,951,867	$1,541,676	$18,798,972	$611,219

Financial liabilities
Investment contracts	$8,785,412	$—	$—	$8,785,412
Embedded derivative liability for equity-indexed contracts	314,330	—	—	314,330
Notes payable	136,080	—	—	136,080
Separate account liabilities	941,612	—	941,612	—

Total financial liabilities	$10,177,434	$—	$941,612	$9,235,822

Note 9 – Fair Value of Financial Instruments – (Continued)

	Fair Value Measurement as of December 31, 2015
	Total Fair Value	Level 1	Level 2	Level 3
Financial assets
Fixed maturity securities, bonds held-to-maturity
U.S. states and political subdivisions	$346,517	$—	$346,517	$—
Foreign governments	4,968	—	4,968	—
Corporate debt securities	7,091,670	—	7,010,165	81,505
Residential mortgage-backed securities	294,200	—	293,267	933
Collateralized debt securities	2,024	—	2,024	—
Other debt securities	16,174	—	12,355	3,819

Total bonds held-to-maturity	7,755,553	—	7,669,296	86,257

Fixed maturity securities, bonds available-for-sale
U.S. treasury and government	24,692	—	24,692	—
U.S. states and political subdivisions	972,491	—	969,996	2,495
Foreign governments	6,733	—	6,733	—
Corporate debt securities	4,444,622	—	4,431,263	13,359
Residential mortgage-backed securities	27,364	—	24,958	2,406
Collateralized debt securities	8,014	—	6,144	1,870

Total bonds available-for-sale	5,483,916	—	5,463,786	20,130

Equity securities
Common stock	1,491,029	1,491,029	—	—
Preferred stock	23,950	23,950	—	—

Total equity securities	1,514,979	1,514,979	—	—

Options	123,007	—	—	123,007
Mortgage loans on real estate	3,621,978	—	3,621,978	—
Policy loans	407,491	—	—	407,491
Short-term investments	460,612	—	460,612	—
Separate account assets	918,446	—	918,446	—

Total financial assets	$20,285,982	$1,514,979	$18,134,118	$636,885

Financial liabilities
Investment contracts	$8,787,376	$—	$—	$8,787,376
Embedded derivative liability for equity-indexed contracts	242,412	—	—	242,412
Notes payable	128,436	—	—	128,436
Separate account liabilities	918,446	—	918,446	—

Total financial liabilities	$10,076,670	$—	$918,446	$9,158,224

Note 9 – Fair Value of Financial Instruments – (Continued)

For financial instruments measured at fair value on a recurring basis using Level 3 inputs during the period, a reconciliation of the beginning and ending balances is shown below (in thousands):

	Level 3
	Assets		Liability
	Investment Securities	Equity-Indexed Options	Embedded Derivative
Balance at December 31, 2013	$48,304	$164,753	$148,435
Total realized and unrealized investment losses included in other comprehensive income	(11,746)	—	—
Net fair value change included in realized gains	13,056	—	—
Net gain for derivatives included in net investment income	—	44,492	—
Net change included in interest credited	—	—	32,071
Purchases, sales and settlements or maturities
Purchases	—	16,844	—
Sales	(37,803)	—	—
Settlements or maturities	(10)	(36,640)	—
Premiums less benefits	—	—	27,681
Gross transfers into Level 3	54,241	—	—
Gross transfers out of Level 3	(1,609)	—	—

Balance at December 31, 2014	64,433	189,449	208,187

Total realized and unrealized investment gains included in other comprehensive income	427	—	—
Net fair value change included in realized gains (losses)	—	—	—
Net loss for derivatives included in net investment income	—	(13,889)	—
Net change included in interest credited	—	—	(6,439)
Purchases, sales and settlements or maturities
Purchases	—	22,369	—
Sales	(2)	(55,279)	—
Settlements or maturities	(479)	(19,643)	—
Premiums less benefits	—	—	40,664
Gross transfers into Level 3	10,228	—	—
Gross transfers out of Level 3	(54,477)	—	—

Balance at December 31, 2015	20,130	123,007	242,412

Total realized and unrealized investment gains included in other comprehensive income	481	—	—
Net fair value change included in realized gains (losses)	—	—	—
Net gain for derivatives included in net investment income	—	28,400	—
Net change included in interest credited	—	—	25,239
Purchases, sales and settlements or maturities
Purchases	—	27,961	—
Sales	—	—	—
Settlements or maturities	(425)	(22,889)	—
Premiums less benefits	—	—	46,679
Gross transfers into Level 3	908	—	—
Gross transfers out of Level 3	(6,830)	—	—

Balance at December 31, 2016	$14,264	$156,479	$314,330

Within the net gain (loss) for derivatives included in net investment income were unrealized gains of $44,615,000, unrealized losses of $50,114,000, and unrealized gains of $24,108,000 relating to assets still held at December 31, 2016, 2015, and 2014, respectively.

Note 9 – Fair Value of Financial Instruments – (Continued)

There were no transfers between Level 1 and Level 2 fair value hierarchies. The transfers into Level 3 during the years ended December 31, 2016, 2015, and 2014 were the result of existing securities no longer being priced by the third-party pricing service at the end of the period and unless information is obtained from the brokers that indicate observable inputs were used in their pricing, there are not enough observable inputs to enable American National to classify the securities priced by the brokers as anything other than Level 3. American National’s valuation of these securities involves judgment regarding assumptions market participants would use including quotes from independent brokers. The inputs used by the brokers include recent transactions in the security, similar bonds with same name, ratings, maturity and structure, external dealer quotes in the security, Bloomberg evaluated pricing and prior months pricing. None of them are observable to American National as of December 31, 2016. The transfers out of Level 3 during the years ended December 31, 2016, 2015, and 2014, were securities being priced by the third-party service at the end of the period, using inputs that are observable or derived from market data, which resulted in classification of these assets as Level 2.

Note 10 – Deferred Policy Acquisition Costs

Deferred policy acquisition costs are shown below (in thousands):

	Life	Annuity	Accident & Health	Property & Casualty	Total
Balance at December 31, 2013	$684,084	424,158	47,220	122,271	$1,277,733

Additions	110,195	47,400	19,530	213,237	390,362
Amortization	(78,181)	(79,135)	(18,966)	(223,658)	(399,940)
Effect of change in unrealized gains on available-for-sale securities	(4,629)	(9,982)	—	—	(14,611)

Net change	27,385	(41,717)	564	(10,421)	(24,189)

Balance at December 31, 2014	711,469	382,441	47,784	111,850	1,253,544

Additions	108,615	64,724	20,249	236,785	430,373
Amortization	(77,567)	(81,793)	(23,643)	(235,585)	(418,588)
Effect of change in unrealized gains on available-for-sale securities	13,506	45,834	—	—	59,340

Net change	44,554	28,765	(3,394)	1,200	71,125

Balance at December 31, 2015	756,023	411,206	44,390	113,050	1,324,669

Additions	108,825	77,161	11,203	263,024	460,213
Amortization	(112,712)	(71,381)	(14,973)	(262,299)	(461,365)
Effect of change in unrealized gains on available-for-sale securities	(6,296)	(22,778)	—	—	(29,074)

Net change	(10,183)	(16,998)	(3,770)	725	(30,226)

Balance at December 31, 2016	$745,840	$394,208	$40,620	$113,775	$1,294,443

Commissions comprise the majority of the additions to deferred policy acquisition costs.

Note 11 – Liability for Future Policy Benefits and Policyholder Account Balances

American National estimates liabilities for amounts payable under insurance and annuity policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of expected benefit payments reduced by the present value of expected premiums. Such liabilities are established on a block of business based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability termination, investment return, inflation, expenses, and other contingent events as appropriate to the respective product type.

Future policy benefits for non-participating traditional life insurance are equal to the aggregate of the present value of expected benefit payments and related expenses less the present value of expected net premiums. Assumptions as to mortality and persistency are based upon American National’s experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 3.0% to 8.0%.

Future policy benefit liabilities for participating traditional life insurance are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 2.5% to 5.5%) and mortality rates guaranteed in calculating the cash surrender values described in such contracts; and (ii) the liability for terminal dividends.

Future policy benefit liabilities for individual fixed deferred annuities after annuitization and single premium immediate annuities are equal to the present value of expected future payments. The interest rate used in establishing such liabilities range from 3.0% to 6.0% for all policies in-force.

Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. The interest rate used in establishing such liabilities range from 3.5% to 8.0%.

Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rate used in establishing such liabilities range from 3.0% to 4.5%.

Liabilities for universal life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. American National regularly evaluates estimates used and adjusts the additional liability balances with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor’s experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

American National periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1.0% to 8.0% (some annuities have enhanced first year crediting rates ranging from 1.0% to 7.0%), less expenses, mortality charges, and withdrawals; and (iii) fair value adjustments.

Note 12 – Liability for Unpaid Claims and Claim Adjustment Expenses

The liability for unpaid claims and claim adjustment expenses (“claims”) for accident and health, and property and casualty insurance is included in “Policy and contract claims” in the consolidated statements of financial position and is the amount estimated for claims that have been reported but not settled and incurred but not reported (“IBNR”) claims. Liability for unpaid claims are estimated based upon American National’s historical experience and actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, less anticipated salvage and subrogation. The effects of the changes are included in the consolidated results of operations in the period in which the changes occur. The time value of money is not taken into account for the purposes of calculating the liability for unpaid claims. There have been no significant changes in methodologies or assumptions used to calculate the liability for unpaid claims and claim adjustment expenses.

Information regarding the liability for unpaid claims is shown below (in thousands):

	Years ended December 31,
	2016	2015	2014
Unpaid claims balance, beginning	$1,104,302	$1,132,394	$1,096,301
Less reinsurance recoverables	217,337	245,906	215,164

Net beginning balance	886,965	886,488	881,137

Incurred related to
Current	1,055,796	950,228	940,466
Prior years	(36,788)	(22,830)	(44,806)

Total incurred claims	1,019,008	927,398	895,660

Paid claims related to
Current	654,175	580,476	561,887
Prior years	327,978	346,445	328,422

Total paid claims	982,153	926,921	890,309

Net balance	923,820	886,965	886,488
Plus reinsurance recoverables	216,903	217,337	245,906

Unpaid claims balance, ending	$1,140,723	$1,104,302	$1,132,394

The net and gross reserve calculations have shown favorable development as a result of favorable loss emergence compared to what was implied by the loss development patterns used in the original estimation of losses in prior years. Estimates for ultimate incurred claims attributable to insured events of prior years decreased by approximately $36,788,000 in 2016 and $22,830,000 in 2015 and $44,806,000 in 2014. This was a reflection of lower-than-anticipated losses in the multi-peril line of business in 2016 and lower-than-anticipated losses in the personal auto, other liability and multi-peril lines of business in 2015 and 2014.

Note 12 – Liability for Unpaid Claims and Claim Adjustment Expenses – (Continued)

The reconciliation of the net incurred and paid claims development tables to the liability for claims and claim adjustment expenses in the consolidated statement of financial position is as follows (in thousands):

December 31, 2016
Net outstanding liabilities
Auto Liability	$369,209
Non-Auto Liability	263,801
Commercial Multi-Peril	88,259
Homeowners	61,256
Short Tail Property	26,088
Credit	16,076
Health	23,068
Other	2,278

Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	850,035

Reinsurance recoverable on unpaid claims
Auto Liability	8,004
Non-Auto Liability	30,923
Commercial Multi-Peril	3,348
Homeowners	1,442
Short Tail Property	20,497
Credit	15,280
Health	134,283
Other	3,648

Total reinsurance recoverable on unpaid claims	217,425

Insurance lines other than short-duration	192,517
Unallocated claims adjustment expenses	43,948

236,465

Total gross liability for unpaid claims and claim adjustment expense	$1,303,925

Property and Casualty Reserving Methodology—The following methods are utilized:

•	Initial Expected Loss Ratio—This method calculates an estimate of ultimate losses by applying an estimated loss ratio to actual earned premium for each calendar/accident year.

•	Bornhuetter-Ferguson—This method uses as a starting point an assumed initial expected loss ratio method and blends in the loss ratio implied by the claims experience to date by using loss development patterns based on our historical experience.

•	Loss or Expense Development (Chain Ladder)—This method uses actual loss or defense and cost containment expense data and the historical development profiles on older accident periods to project more recent, less developed periods to their ultimate total.

Note 12 – Liability for Unpaid Claims and Claim Adjustment Expenses – (Continued)

•	Ratio of Paid Defense and Cost Containment Expense to Paid Loss Development—This method uses the ratio of paid defense and cost containment expense to paid loss data and the historical development profiles on older accident periods to project more recent, less developed periods to their ultimate total. In this method, an ultimate ratio of paid defense and cost containment expense to paid loss is selected for each accident period. The selected paid defense and cost containment expense to paid loss ratio is then applied to the selected ultimate loss for each accident period to estimate the ultimate defense and cost containment expense. Paid defense and cost containment expense is then subtracted from the ultimate defense and cost containment expense to calculate the unpaid defense and cost containment expense for that accident period.

•	Calendar Year Paid Adjusting and Other Expense to Paid Loss—This method uses a selected prior calendar years’ paid expense to paid loss ratio to project ultimate loss adjustment expenses for adjusting and other expense. A percentage of the selected ratio is applied to the case reserves (depending on the line of insurance) and 100% to the indicated IBNR reserves. These ratios assume that a percentage of the expense is incurred when a claim is opened and the remaining percentage is paid throughout the claim’s life.

•	Pegged Frequency and Severity—uses actual claims count data and emergence patterns of older accident periods to project the ultimate number of reported claims for a given accident year. A similar process projects the ultimate average severity per claim so that the product of the 2 projections results in a projection of ultimate loss for a given accident year.

For most credit property and casualty products, IBNR liability is calculated as a percentage of pro rata unearned premium, with the specific percentage for a given product line determined by a completion factor method. For a large subset of GAP waiver and collateral protection insurance business, IBNR liability is the average monthly paid loss over the preceding 12 months.

The expected development on reported claims is the sum of a pay-to-current reserve and a future reserve. The pay-to-current reserve is calculated for each open claim having a monthly indemnity and contains the monies required to pay the open claim from the last payment date to the current valuation date. The future reserve is calculated by assigning to each open claim a fixed reserve amount based on the historical average severity. For debt cancellation products and involuntary unemployment insurance this reserve is calculated using published valuation tables.

Cumulative claim frequency information is calculated on a per claim basis. Claims that do not result in a liability are not considered in the determination of unpaid liabilities.

For any given line of business, none of these methods are relied on exclusively. With minor exception, we will typically run all of these methods for most lines. While we may not ultimately utilize a given method for a given line, we will review as a check for reasonableness of our selected result.

The following contains information about incurred and paid claims development as of December 31, 2016, net of reinsurance, as well as cumulative claim frequency and the total of incurred-but-not-reported liabilities plus expected development on reported claims included within the net incurred claims amounts. The information about incurred and paid claims development for the years ended December 31, 2007, to 2015, is presented as supplementary information.

Note 12 – Liability for Unpaid Claims and Claim Adjustment Expenses – (Continued)

Auto Liability- Consists of personal and commercial auto. Claims and claim adjustment expenses are shown below (in thousands):

	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										As of December 31, 2016
	For the Years Ended December 31,										IBNR Plus Expected Development	Cumulative Number of Reported Claims
Accident Year	2007*	2008*	2009*	2010*	2011*	2012*	2013*	2014*	2015*	2016
2007	$306,939	$281,373	$278,279	$276,801	$276,740	$275,669	$274,620	$273,938	$273,484	$273,039	$106	51,839
2008		280,131	271,759	261,683	261,555	260,015	257,097	257,915	256,158	255,600	191	47,788
2009			299,753	273,551	263,269	258,749	260,029	258,200	257,678	256,586	376	47,059
2010				288,166	270,935	266,223	265,949	264,104	263,040	261,930	1,045	47,081
2011					263,411	250,659	248,865	244,519	244,436	242,619	1,891	47,049
2012						251,593	242,255	231,312	228,013	229,426	3,333	44,546
2013							242,364	236,432	233,068	231,301	7,190	38,641
2014								232,146	223,386	217,819	13,842	35,800
2015									237,578	240,696	34,168	35,573
2016										259,173	78,756	34,276

									Total	$2,468,189

	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the Years Ended December 31,
Accident Year	2007*	2008*	2009*	2010*	2011*	2012*	2013*	2014*	2015*	2016
2007	$103,283	$178,233	$223,147	$248,430	$261,908	$269,148	$270,745	$271,751	$272,602	$272,603
2008		92,395	163,228	203,708	228,898	244,749	249,953	251,924	253,145	255,118
2009			95,847	166,441	203,869	228,650	242,768	250,681	253,417	254,988
2010				92,589	164,298	208,531	237,540	250,647	257,021	259,173
2011					93,245	161,387	197,326	217,640	230,585	236,187
2012						82,531	150,323	183,448	204,980	214,467
2013							79,358	143,709	181,535	204,480
2014								72,838	134,376	166,947
2015									78,861	149,365
2016										86,491

									Total	$2,099,819
			All outstanding liabilities before 2007, net of reinsurance*							839

Liabilities for claims and claim adjustment expenses, net of reinsurance										$369,209

*Unaudited supplemental information

Note 12 – Liability for Unpaid Claims and Claim Adjustment Expenses – (Continued)

Non-Auto Liability- Consists of workers’ compensation and other liability occurrence. Claims and claim adjustment expenses are shown below (in thousands):

	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										As of December 31, 2016
	For the Years Ended December 31,										IBNR Plus Expected Development	Cumulative Number of Reported Claims
Accident Year	2007*	2008*	2009*	2010*	2011*	2012*	2013*	2014*	2015*	2016
2007	$87,108	$82,759	$85,138	$83,071	$79,720	$80,520	$78,496	$78,739	$79,101	$79,668	$2,532	30,182
2008		85,367	85,384	77,798	72,492	71,969	73,436	74,114	73,912	74,684	3,025	18,374
2009			83,773	75,857	70,905	72,267	72,490	72,077	71,003	71,517	3,681	13,294
2010				91,191	85,498	83,724	82,287	82,145	82,087	80,920	5,141	7,778
2011					86,409	76,038	75,390	74,372	73,647	71,423	6,088	5,673
2012						83,146	80,470	78,644	75,226	68,017	7,407	4,706
2013							74,183	75,815	70,772	67,841	9,541	4,411
2014								83,084	75,550	72,624	16,145	5,824
2015									83,897	78,968	31,995	5,116
2016										86,935	48,102	3,153

									Total	$752,597

	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the Years Ended December 31,
Accident Year	2007*	2008*	2009*	2010*	2011*	2012*	2013*	2014*	2015*	2016
2007	$22,008	$37,569	$50,184	$58,978	$65,026	$68,652	$70,605	$72,044	$73,180	$74,880
2008		18,852	34,624	43,206	51,077	58,043	62,087	64,840	66,629	67,329
2009			15,389	28,725	41,424	49,895	55,391	61,277	63,039	64,755
2010				16,473	31,819	46,746	57,354	65,557	69,091	70,369
2011					13,848	31,943	41,814	52,003	56,791	60,706
2012						13,862	27,574	38,826	49,585	55,194
2013							12,794	22,743	32,474	42,504
2014								11,201	26,587	36,220
2015									11,979	23,488
2016										12,733

									Total	$508,178
All outstanding liabilities before 2007, net of reinsurance*										19,382

Liabilities for claims and claim adjustment expenses, net of reinsurance										$263,801

*Unaudited supplemental information

Note 12 – Liability for Unpaid Claims and Claim Adjustment Expenses – (Continued)

Commercial Multi-Peril- Consists of business owners insurance and mortgage fire business. Claims and claim adjustment expenses are shown below (in thousands):

	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										As of December 31, 2016
	For the Years Ended December 31,										IBNR Plus Expected Development	Cumulative Number of Reported Claims
Accident Year	2007*	2008*	2009*	2010*	2011*	2012*	2013*	2014*	2015*	2016
2007	$43,834	$40,324	$39,877	$39,215	$39,309	$38,158	$38,218	$38,078	$38,243	$37,861	$684	3,290
2008		40,640	39,231	37,105	37,825	37,034	35,594	36,141	37,605	37,298	1,061	3,831
2009			41,027	38,666	36,610	35,354	34,884	34,381	34,529	34,079	989	3,512
2010				41,116	37,736	40,243	37,520	35,914	37,839	37,215	1,294	3,583
2011					42,185	40,825	39,037	38,160	38,456	36,945	1,308	3,552
2012						35,169	28,548	26,805	23,258	23,385	1,206	2,704
2013							33,979	27,592	27,867	26,970	2,653	2,188
2014								36,852	31,220	34,911	4,962	2,229
2015									33,997	31,488	9,814	2,003
2016										38,114	20,761	3,069

									Total	$338,266

	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the Years Ended December 31,
Accident Year	2007*	2008*	2009*	2010*	2011*	2012*	2013*	2014*	2015*	2016
2007	$11,548	$17,625	$21,869	$26,682	$31,080	$34,386	$35,217	$35,738	$36,054	$36,474
2008		10,083	17,357	20,638	25,415	29,900	32,187	34,321	34,847	35,270
2009			11,101	17,248	21,660	25,779	30,272	32,150	32,623	32,842
2010				12,511	17,490	22,135	27,152	31,378	33,384	34,888
2011					13,092	18,390	22,616	28,291	30,458	32,692
2012						11,525	14,454	16,263	18,670	20,716
2013							9,374	12,723	15,426	18,406
2014								12,001	16,484	20,199
2015									9,820	12,956
2016										11,327

									Total	$255,770
All outstanding liabilities before 2007, net of reinsurance*										5,763

Liabilities for claims and claim adjustment expenses, net of reinsurance										$88,259

*Unaudited supplemental information

Note 12 – Liability for Unpaid Claims and Claim Adjustment Expenses – (Continued)

Homeowners- Consists of homeowners and renters business. Claims and claim adjustment expenses are shown below (in thousands):

	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										As of December 31, 2016
	For the Years Ended December 31,										IBNR Plus Expected Development	Cumulative Number of Reported Claims
Accident Year	2007*	2008*	2009*	2010*	2011*	2012*	2013*	2014*	2015*	2016
2007	$127,373	$125,628	$124,041	$123,879	$123,950	$123,747	$123,681	$123,619	$123,668	$123,624	$-	22,811
2008		191,926	198,128	198,351	198,578	197,066	196,987	196,777	197,210	197,004	86	42,646
2009			183,437	178,420	179,249	177,534	177,798	177,989	178,372	178,073	130	31,483
2010				206,606	200,318	198,111	198,029	197,443	197,675	197,465	225	37,066
2011					203,301	200,356	198,757	197,581	197,381	197,451	335	38,748
2012						181,284	177,664	175,523	175,509	175,178	464	30,972
2013							152,208	149,080	149,272	148,231	440	19,997
2014								132,651	131,634	130,287	690	18,115
2015									125,430	124,197	1,552	17,583
2016										147,262	9,391	19,917

									Total	$1,618,772

	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the Years Ended December 31,
Accident Year	2007*	2008*	2009*	2010*	2011*	2012*	2013*	2014*	2015*	2016
2007	$91,413	$116,836	$119,622	$121,596	$122,919	$123,126	$123,295	$123,570	$123,578	$123,591
2008		148,526	189,694	193,653	195,290	195,936	196,132	196,358	196,546	196,896
2009			142,781	170,372	173,985	175,220	176,588	176,985	177,428	177,615
2010				149,755	189,046	193,006	195,365	195,714	196,281	196,419
2011					160,625	190,946	194,237	195,327	196,575	196,628
2012						143,797	169,415	171,842	173,170	173,676
2013							115,605	140,309	145,152	146,650
2014								96,300	122,601	126,245
2015									86,617	114,696
2016										105,415

									Total	$1,557,831
All outstanding liabilities before 2007, net of reinsurance*										315

Liabilities for claims and claim adjustment expenses, net of reinsurance										$61,256

*Unaudited supplemental information

Note 12 – Liability for Unpaid Claims and Claim Adjustment Expenses – (Continued)

Short Tail Property- Consists of auto physical damage, fire, rental owners, standard fire policy, country estates, inland marine and watercraft. This line of business has substantially all claims settled and paid in less than two years. Claims and claim adjustment expenses are shown below (in thousands):

	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance		As of December 31, 2016

	For the Years Ended December 31,
Accident Year	2015*	2016	IBNR Plus Expected Development	Cumulative Number of Reported Claims
2015	202,310	199,957	315	59,375
2016	-	215,492	(3,433)	61,535

	Total	$415,449

			Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance

			For the Years Ended December 31,

Accident Year			2015*	2016
2015			182,772	198,140
2016			-	192,325

			Total	$390,465
All outstanding liabilities before 2015, net of reinsurance*				1,104

Liabilities for claims and claim adjustment expenses, net of reinsurance				$26,088

*Unaudited	supplemental information

Note 12 – Liability for Unpaid Claims and Claim Adjustment Expenses – (Continued)

Credit- Consists of credit property insurance, vendor’s or lender’s single interest insurance, GAP insurance, GAP waiver, debt cancellation products, involuntary unemployment insurance and collateral protection insurance. This line of business has substantially all claims settled and paid in less than two years. Claims and claim adjustment expenses are shown below (in thousands):

	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance		As of December 31, 2016

	For the Years Ended December 31,
Accident Year	2015*	2016	IBNR Plus Expected Development	Cumulative Number of Reported Claims
2015	46,540	46,367	-	34,211
2016	-	75,841	8,584	39,877

	Total	$122,208

			Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance

			For the Years Ended December 31,

Accident Year			2015*	2016
2015			34,499	46,367
2016			-	59,765

			Total	$106,132
All outstanding liabilities before 2015, net of reinsurance*				-

Liabilities for claims and claim adjustment expenses, net of reinsurance				$16,076

*Unaudited	supplemental information

Note 12 – Liability for Unpaid Claims and Claim Adjustment Expenses – (Continued)

Accident and Health Reserving Methodology

Completion Factor Approach—This method assumes that the historical claim patterns will be an accurate representation of unpaid claim liabilities. An estimate of the unpaid claims is calculated by subtracting period-to-date paid claims from an estimate of the ultimate “complete” payment for all incurred claims in the period. Completion factors are calculated which “complete” the current period-to-date payment totals for each incurred month to estimate the ultimate expected payout.

Tabular Claims Reserves—This method is used to calculate the reserves for disability income blocks of business. These reserves rely on published valuation continuance tables created using industry experience regarding assumptions of continued morbidity and subsequent recovery. Reserves are calculated by applying these continuance tables, along with appropriate company experience adjustments, to the stream of contractual benefit payments. These expected benefit payments are discounted at the required interest rate.

Future Policy Benefits—Reserves are equal to the aggregate of the present value of expected future benefit payments, less the present value of expected future premiums. Morbidity and termination assumptions are based on our experience or published valuation tables when available and appropriate.

Premium Deficiency Reserves—Deficiency reserves are established when the expected future claim payments and expenses for a classification of policies are in excess of the expected premiums for these policies. The determination of a deficiency reserve takes into consideration the likelihood of premium rate increases, the timing of these increases, and the expected benefit utilization patterns. We have established premium deficiency reserves for portions of the major medical business and the long-term care business that are in run-off. The assumptions and methods used to determine the deficiency reserves are reviewed periodically for reasonableness, and the reserve amount is monitored against emerging losses.

There is no expected development on reported claims in the health blocks. Claim frequency is determined by totaling the number of unique claim numbers during the period as each unique claim number represents a claim event for an individual claimant.

Note 12 – Liability for Unpaid Claims and Claim Adjustment Expenses – (Continued)

Accident and Health- Consists of stop loss, other supplemental health products and credit disability insurance. This line of business has substantially all claims settled and paid in less than four years. Claims and claim adjustment expenses are shown below (in thousands):

	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance					As of December 31, 2016
		For the Years Ended December 31,
Accident Year	2012*	2013*	2014*	2015*	2016	IBNR Plus Expected Development	Cumulative Number of Reported Claims
2012	47,085	58,082	54,285	54,193	54,183	3	67,043
2013	-	40,970	51,725	46,940	46,995	5	63,614
2014	-	-	38,102	67,545	62,802	10	51,456
2015	-	-	-	34,069	45,167	3,789	44,572
2016	-	-	-	-	36,198	11,002	35,709

				Total	$245,345

				Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
					For the Years Ended December 31,

Accident Year			2012*	2013*	2014*	2015*	2016
2012			32,701	54,252	54,094	54,115	54,120
2013			-	28,071	46,780	46,860	46,939
2014			-	-	25,436	62,632	62,678
2015			-	-	-	23,574	41,491
2016			-	-	-	-	24,357

						Total	$229,585
All outstanding liabilities before 2012, net of reinsurance*							7,308

Liabilities for claims and claim adjustment expenses, net of reinsurance							$23,068

*Unaudited	supplemental information

Note 12 – Liability for Unpaid Claims and Claim Adjustment Expenses – (Continued)

The following table is supplementary information. 10 year average annual percentage payout of incurred claims is shown below:

Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
Years	1	2	3	4	5	6	7	8	9	10

Auto Liability	35.5%	28.1%	15.5%	9.6%	5.2%	2.5%	0.8%	0.5%	0.5%	1.8%

Non-Auto Liability	19.9%	19.4%	15.2%	13.1%	8.3%	5.6%	2.5%	2.2%	1.2%	12.6%

Commercial Multi-Peril	33.8%	14.3%	10.7%	12.5%	10.5%	6.4%	3.3%	1.1%	1.0%	6.4%

Homeowners	76.2%	18.5%	2.2%	0.9%	0.5%	0.2%	0.1%	0.1%	0.1%	1.2%

Short Tail Property	90.3%	9.7%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Credit	76.6%	23.4%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Note 13 – Reinsurance

American National reinsures portions of certain life insurance policies to provide a greater diversification of risk and manage exposure on larger risks. For the issue ages zero to 65, the maximum amount that would be retained by one life insurance company (American National) would be $1.5 million individual life, $250,000 individual accidental death, $100,000 group life, and $125,000 credit life. If individual, group and credit insurance were all in force at the same time, the maximum risk on any one life aged zero to 65 could be $1.975 million. For the issue ages 66 and over, the maximum amount that would be retained by one life insurance company (American National) would be $700,000 individual life, $250,000 individual accidental death, $100,000 group life, and $125,000 credit life. If individual, group and credit insurance were all in force at the same time, the maximum risk on any one life aged over 65 could be $1.175 million.

For the Property and Casualty segment, American National retains the first $500,000 of loss per workers’ compensation risk and $1.5 million of loss per non-workers’ compensation risk. Workers’ compensation reinsurance coverage for losses between $500,000 and $1 million follows satisfaction of a $2 million annual aggregate deductible. Reinsurance covers up to $6 million of property and liability losses per risk. Additional excess property per risk coverage is purchased to cover risks up to $20 million, and excess casualty clash coverage is purchased to cover losses up to $60 million. Excess casualty clash covers losses incurred as a result of one casualty event involving multiple policies, excess policy limits, and extra contractual obligations. Facultative reinsurance is purchased for individual risks attaching at $20 million, as needed. Corporate catastrophe coverage is in place for losses up to a $500 million event. Catastrophe aggregate reinsurance coverage is also purchased. This coverage is provided by two contracts. The first contract provides for $30 million of coverage after $90 million of aggregated catastrophe losses has been reached. The first $10 million of each catastrophe loss contributes to the $90 million aggregation of losses. The second aggregate contract is the Stretch & Aggregate cover. It consists of a $35 million annual limit available either wholly or in part across two layers. The first layer is 8.75% of $400 million excess of $100 million on an occurrence basis. The second layer provides aggregate protection with subject loss of $35 million excess of $5 million of each catastrophe. Recoveries follow satisfaction of a $45 million annual aggregate deductible. This cover was placed on July 1, 2016. American National expects to place the cover again on July 1, 2017.

Note 13 – Reinsurance – (Continued)

American National remains primarily liable with respect to any reinsurance ceded, and would bear the entire loss if the reinsurer does not meet their obligations under any reinsurance treaties. American National had amounts recoverable from reinsurers of $401,709,000 and $413,881,000 at December 31, 2016 and 2015, respectively. None of the amount outstanding at December 31, 2016 is the subject of litigation or is in dispute with the reinsurers involved. Management believes the unfavorable resolution of any dispute that may arise would not have a material impact on American National’s consolidated financial statements.

The amounts in the consolidated financial statements include the impact of reinsurance. Information regarding the effect of reinsurance is shown below (in thousands):

	Years ended December 31,
	2016	2015	2014
Direct premiums	$2,246,595	$2,069,434	$2,049,447
Reinsurance premiums assumed from other companies	194,910	188,368	227,076
Reinsurance premiums ceded to other companies	(444,857)	(419,283)	(460,552)

Net premiums	$1,996,648	$1,838,519	$1,815,971

Life insurance in-force and related reinsurance amounts are shown below (in thousands):

	December 31,
	2016	2015	2014
Direct life insurance in-force	$95,439,425	$90,194,532	$85,570,057
Reinsurance risks assumed from other companies	181,655	120	6,007
Reinsurance risks ceded to other companies	(29,980,485)	(29,891,183)	(30,007,131)

Net life insurance in-force	$65,640,595	$60,303,469	$55,568,933

Note 14 – Federal Income Taxes

A reconciliation of the effective tax rate to the statutory federal tax rate is shown below (in thousands, except percentages):

	Years ended December 31,
	2016		2015		2014
	Amount	Rate	Amount	Rate	Amount	Rate
Income tax on pre-tax income	$89,732	35.0%	$121,134	35.0%	$115,061	35.0%
Tax-exempt investment income	(7,834)	(3.1)	(7,589)	(2.2)	(6,680)	(2.0)
Deferred tax change	6,699	2.6	—	—	—	—
Dividend exclusion	(8,490)	(3.3)	(8,183)	(2.4)	(7,620)	(2.3)
Miscellaneous tax credits, net	(9,993)	(3.9)	(9,103)	(2.6)	(7,888)	(2.4)
Low income housing tax credit expense	4,795	1.9	4,862	1.4	4,583	1.4
Other items, net	(3,885)	(1.5)	2,599	0.8	(842)	(0.3)

Provision for federal income tax before interest expense	71,024	27.7	103,720	30.0	96,614	29.4
Interest expense	2,686	1.1	—	—	—	—

Total	$73,710	28.8%	$103,720	30.0%	$96,614	29.4%

American National made income tax payments of $33,367,000, $80,759,000 and $61,821,000 during 2016, 2015, and 2014, respectively.

Note 14 – Federal Income Taxes – (Continued)

The tax effects of temporary differences that gave rise to the deferred tax assets and liabilities are shown below (in thousands):

	December 31,
	2016	2015
DEFERRED TAX ASSETS
Invested assets, principally due to impairment losses	$41,982	$84,061
Investment in real estate and other invested assets, principally due to investment valuation allowances	10,028	7,867
Policyholder funds, principally due to policy reserve discount	159,351	181,003
Policyholder funds, principally due to unearned premium reserve	35,207	33,214
Participating policyholders’ surplus	54,023	50,648
Pension	57,388	77,976
Commissions and other expenses	6,563	7,003
Other assets	37,250	33,150
Tax carryforwards	278	—

Gross deferred tax assets	402,070	474,922

DEFERRED TAX LIABILITIES
Marketable securities, principally due to net unrealized gains	329,464	265,577
Investment in bonds, principally due to differences between GAAP and tax basis	20,875	19,047
Deferred policy acquisition costs, due to difference between GAAP and tax amortization methods	342,888	355,416
Property, plant and equipment, principally due to difference between
GAAP and tax depreciation methods	27,490	23,636
Other liabilities	48,840	30,541

Gross deferred tax liabilities	769,557	694,217

Total net deferred tax liability	$367,487	$219,295

Management believes that a sufficient taxable income will be achieved over time to utilize the deferred tax assets in the consolidated federal tax return; therefore, no valuation allowance was recorded as of December 31, 2016 and 2015. There are no ordinary loss tax carryforwards that will expire by December 31, 2017.

American National’s federal income tax returns for years 2013 to 2015 and years 2005 to 2009 are subject to examination by the Internal Revenue Service. In the opinion of management, all prior year deficiencies have been paid or adequate provisions have been made for any tax deficiencies that may be upheld. No provision for penalties was established; however, management has accrued interest in the amount of $2.7 million, net of tax, during 2016 relating to a dispute with the Internal Revenue Service. Management does not believe there are any uncertain tax benefits that could be recognized within the next twelve months that would decrease American National’s effective tax rate.

Note 15 – Accumulated Other Comprehensive Income

The components of and changes in the accumulated other comprehensive income (“AOCI”), and the related tax effects, are shown below (in thousands):

	Net Unrealized Gains (Losses) on Securities	Defined Benefit Pension Plan Adjustments	Foreign Currency Adjustments	AOCI
Balance at December 31, 2013	$457,937	$(43,884)	$(341)	$413,712
Amounts reclassified from AOCI (net of tax benefit $12,379 and expense $1,547)	(22,990)	2,873	—	(20,117)
Unrealized holding gains arising during the period (net of tax expense $79,535)	147,709	—	—	147,709
Unrealized adjustment to DAC (net of tax benefit $5,986)	(8,625)	—	—	(8,625)
Unrealized gains on investments attributable to participating policyholders’ interest (net of tax benefit $3,166)	(5,880)	—	—	(5,880)
Actuarial loss arising during the period (net of tax benefit of $18,880)	—	(35,063)	—	(35,063)
Foreign currency adjustment (net of tax benefit $514)	—	—	(954)	(954)

Balance at December 31, 2014	568,151	(76,074)	(1,295)	490,782

Amounts reclassified from AOCI (net of tax benefit $12,845 and expense $3,429)	(23,856)	6,368	—	(17,488)
Unrealized holding losses arising during the period (net of tax benefit $72,711)	(135,035)	—	—	(135,035)
Unrealized adjustment to DAC (net of tax expense $20,786)	38,554	—	—	38,554
Unrealized losses on investments attributable to participating policyholders’ interest (net of tax expense $3,026)	5,620	—	—	5,620
Actuarial loss arising during the period (net of tax benefit of $15,175)	—	(28,183)	—	(28,183)
Foreign currency adjustment (net of tax benefit $878)	—	—	(1,630)	(1,630)

Balance at December 31, 2015	453,434	(97,889)	(2,925)	352,620

Amounts reclassified from AOCI (net of tax benefit $7,705 and expense $4,438)	(14,308)	8,242	—	(6,066)
Unrealized holding gains arising during the period (net of tax expense $71,859)	133,451	—	—	133,451
Unrealized adjustment to DAC (net of tax benefit $10,318)	(18,756)	—	—	(18,756)
Unrealized gains on investments attributable to participating policyholders’ interest (net of tax benefit $3,599)	(6,683)	—	—	(6,683)
Actuarial gain arising during the period (net of tax expense of $562)	—	1,044	—	1,044
Foreign currency adjustment (net of tax expense $156)	—	—	289	289

Balance at December 31, 2016	$547,138	$(88,603)	$(2,636)	$455,899

Note 16 – Stockholders’ Equity and Noncontrolling Interests

American National has one class of common stock with a par value of $1.00 per share and 50,000,000 authorized shares. The amounts outstanding at the dates indicated are shown below:

	Years ended December 31,
	2016	2015	2014
Common stock
Shares issued	30,832,449	30,832,449	30,832,449
Treasury shares	(3,917,933)	(3,937,993)	(3,960,507)

Outstanding shares	26,914,516	26,894,456	26,871,942
Restricted shares	(76,000)	(76,000)	(142,667)

Unrestricted outstanding shares	26,838,516	26,818,456	26,729,275

Stock-based compensation

American National has one stock-based compensation plan, which allows for grants of Non-Qualified Stock Options, Stock Appreciation Rights (“SAR”), Restricted Stock (“RS”) Awards, Restricted Stock Units (“RSU”), Performance Awards, Incentive Awards or any combination thereof. This plan is administered by the American National Board Compensation Committee. Incentive awards under this plan are made to officers meeting established performance objectives. All awards are subject to review and approval by the Board Compensation Committee both at the time of setting applicable performance objectives and at payment of the awards. The number of shares available for grants under the plan cannot exceed 2,900,000 shares, and no more than 200,000 shares may be granted to any one individual in any calendar year. Grants are made to certain officers and directors as compensation and to align their interests with those of other shareholders.

SAR, RS and RSU information for the periods indicated are shown below:

	SAR		RS Shares		RS Units
	Shares	Weighted-Average Grant Date Fair Value	Shares	Weighted-Average Grant Date Fair Value	Units	Weighted-Average Grant Date Fair Value
Outstanding at December 31, 2013	74,435	$114.08	190,667	$107.54	121,369	$76.23
Granted	—	—	—	—	66,383	113.49
Exercised	(3,226)	95.54	(48,000)	108.00	(59,438)	76.53
Forfeited	—	—	—	—	(100)	113.49
Expired	(16,279)	115.11	—	—	—	—

Outstanding at December 31, 2014	54,930	114.86	142,667	107.39	128,214	95.82

Granted	—	—	—	—	83,093	104.75
Exercised	(116)	73.97	(66,667)	103.58	(75,119)	91.35
Forfeited	—	—	—	—	(463)	105.30
Expired	(16,722)	114.42	—	—	—	—

Outstanding at December 31, 2015	38,092	115.18	76,000	110.73	135,725	103.73

Granted	—	—	—	—	36,849	103.58
Exercised	(15,375)	114.07	—	—	(66,581)	100.06
Forfeited	—	—	—	—	(5,548)	106.10
Expired	(16,564)	116.88	—	—	—	—

Outstanding at December 31, 2016	6,153	$113.36	76,000	$110.73	100,445	$105.97

Note 16 – Stockholders’ Equity and Noncontrolling Interests – (Continued)

	SAR	RS Shares	RS Units
Weighted-average contractual remaining life (in years)	0.94	2.94	1.61
Exercisable shares	6,153	N/A	N/A
Weighted-average exercise price	$113.36	$110.73	$105.97
Weighted-average exercise price exercisable shares	113.36	N/A	N/A
Compensation expense (credit)
Year ended December 31, 2016	$179,000	$843,000	$6,539,000
Year ended December 31, 2015	(72,000)	1,147,000	6,635,000
Year ended December 31, 2014	(23,000)	2,963,000	7,710,000
Fair value of liability award
December 31, 2016	$213,000	N/A	$23,634,000
December 31, 2015	37,000	N/A	19,415,000

The SARs give the holder the right to cash compensation based on the difference between the stock price on the grant date and the stock price on the exercise date. The SARs vest at a rate of 20% per year for five years and expire five years after vesting.

RS awards entitle the participant to full dividend and voting rights. Each RS share awarded has the value of one share of restricted stock and vests 10 years from the grant date. Unvested shares are restricted as to disposition, and are subject to forfeiture under certain circumstances. Compensation expense is recognized over the vesting period. The restrictions on these awards lapse after 10 years and most of these awards feature a graded vesting schedule in the case of the retirement, death or disability of an award holder. Restricted stock awards for 350,334 shares have been granted at an exercise price of zero, of which 76,000 shares are unvested.

RSU awards allow the recipient of the awards to settle the vested RSUs in either shares of American National’s common stock or cash. RSUs vest after a three-year graded vesting requirement or over a shorter period as a result of death, disability or retirement after age 65.

Earnings per share

Basic earnings per share were calculated using a weighted average number of shares outstanding. Diluted earnings per share include RS and RSU award shares.

	Years ended December 31,
	2016	2015	2014

Weighted average shares outstanding	26,908,570	26,876,522	26,802,841
Incremental shares from RS awards and RSUs	58,502	73,544	115,829

Total shares for diluted calculations	26,967,072	26,950,066	26,918,670

Net income attributable to American National (in thousands)	$181,003	$242,988	$245,335
Basic earnings per share	$6.73	$9.04	$9.15
Diluted earnings per share	6.71	9.02	9.11

Note 16 – Stockholders’ Equity and Noncontrolling Interests – (Continued)

Statutory Capital and Surplus

Risk Based Capital (“RBC”) is a measure insurance regulators use to evaluate the capital adequacy of American National Insurance Company and its insurance subsidiaries. RBC is calculated using formulas applied to certain financial balances and activities that consider, among other things, investment risks related to the type and quality of investments, insurance risks associated with products and liabilities, interest rate risks and general business risks. Insurance companies that do not maintain capital and surplus at a level at least 200% of the authorized control level RBC are required to take certain actions. At December 31, 2016 and 2015, American National Insurance Company’s statutory capital and surplus was $2,985,909,000 and $2,925,935,000, respectively. American National Insurance Company and each of its insurance subsidiaries had statutory capital and surplus at December 31, 2016 and 2015, substantially above 200% of the authorized control level.

American National and its insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile, which include certain components of the National Association of Insurance Commissioners’ Codification of Statutory Accounting Principles (“NAIC Codification”). NAIC Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting practices continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the statutory capital and surplus of American National Insurance Company and its insurance subsidiaries.

Statutory accounting differs from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, and valuing securities on a different basis. In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus.

One of American National’s insurance subsidiaries has been granted a permitted practice from the Missouri Department of Insurance to record as the valuation of its investment in a wholly-owned subsidiary that is the attorney-in-fact for a Texas domiciled insurer, the statutory capital and surplus of the Texas domiciled insurer. This permitted practice increases the statutory capital and surplus of both American National Insurance Company and the Missouri domiciled insurance subsidiary by $67,858,000 and $67,076,000 at December 31, 2016 and 2015, respectively. Additionally, the statutory capital and surplus of both American National Insurance Company and the Missouri domiciled insurance subsidiary would have remained substantially above the company action level RBC had it not used the permitted practice.

Note 16 – Stockholders’ Equity and Noncontrolling Interests – (Continued)

The statutory capital and surplus and net income of our life and property and casualty insurance entities in accordance with statutory accounting practices are shown below (in thousands):

		December 31,
		2016	2015
Statutory capital and surplus
Life insurance entities		$1,921,171	$1,900,939
Property and casualty insurance entities		1,074,525	1,033,942

	Years ended December 31,
	2016	2015	2014
Statutory net income
Life insurance entities	$82,101	$136,170	$169,823
Property and casualty insurance entities	48,378	71,823	73,076

Dividends

American National Insurance Company’s payment of dividends to stockholders is restricted by statutory regulations. The restrictions require life insurance companies to maintain minimum amounts of capital and surplus, and in the absence of special approval, limit the payment of dividends to the greater of the prior year’s statutory net income from operations, or 10% of prior year statutory surplus. American National Insurance Company is permitted to pay total dividends of $298,591,000 during 2017, without prior approval of the Texas Department of Insurance. Similar restrictions on amounts that can transfer in the form of dividends, loans, or advances to American National Insurance Company apply to its insurance subsidiaries.

Noncontrolling interests

American National County Mutual Insurance Company (“County Mutual”) is a mutual insurance company that is owned by its policyholders. American National has a management agreement that effectively gives it control of County Mutual. As a result, County Mutual is included in the consolidated financial statements of American National. Policyholder interests in the financial position of County Mutual are reflected as noncontrolling interest of $6,750,000 at December 31, 2016 and 2015.

American National Insurance Company and its subsidiaries exercise significant control or ownership of various joint ventures, resulting in their consolidation into American National’s consolidated financial statements. The interests of the other partners in the consolidated joint ventures are shown as noncontrolling interests of $2,567,000 and $3,439,000 at December 31, 2016 and 2015, respectively.

Note 17 – Segment Information

Management organizes the business into five operating segments:

•	Life—markets whole, term, universal, indexed and variable life insurance on a national basis primarily through career, multiple-line, and independent agents as well as direct marketing channels.

•	Annuity—offers fixed, indexed, and variable annuity products. These products are primarily sold through independent agents, brokers, and financial institutions, along with multiple-line and career agents.

•	Health—primary lines of business are Medicare supplement, stop loss, other supplemental health products and credit disability insurance. Health products are typically distributed through independent agents and managing general underwriters.

•	Property and Casualty—writes personal, agricultural and targeted commercial coverages and credit-related property insurance. These products are primarily sold through multiple-line and independent agents.

•	Corporate and Other—consists of net investment income from investments not allocated to the insurance segments and revenues from non-insurance operations.

The accounting policies of the segments are the same as those described in Note 2 to the consolidated financial statements. All revenues and expenses specifically attributable to policy transactions are recorded directly to the appropriate operating segment. Revenues and expenses not specifically attributable to policy transactions are allocated to each segment as follows:

•	Recurring income from bonds and mortgage loans is allocated based on the assets allocated to each line of business at the average yield available from these assets.

•	Net investment income from all other assets is allocated to the insurance segments in accordance with the amount of capital allocated to each segment, with the remainder recorded in the Corporate and Other business segment.

•	Expenses are allocated based upon various factors, including premium and commission ratios of the operating segments.

The following summarizes the results of operations measured as the income before federal income taxes, and equity in earnings of unconsolidated affiliates by operating segments (in thousands):

	Years ended December 31,
	2016	2015	2014
Life	$28,116	$33,453	$43,352
Annuity	75,619	59,955	95,736
Health	1,312	1,925	25,559
Property and Casualty	34,554	68,990	89,632
Corporate and Other	59,576	104,365	74,467

Total	$199,177	$268,688	$328,746

The following summarizes total assets by operating segments (in thousands):

	Years ended December 31,
	2016	2015		2014
Total Assets		(As Revised	)	(As Revised	)
Life	$5,921,208	$5,718,553		$5,565,791
Annuity	11,310,936	10,888,447		10,766,619
Health	472,369	463,600		489,873
Property and Casualty	2,046,303	2,040,102		1,992,741
Corporate and other	4,782,406	4,655,854		4,750,812

Total	$24,533,222	$23,766,556		$23,565,836

Note 18 – Pension and Postretirement Benefits

Savings plans

American National sponsors a qualified defined contribution (401(k) plan) for all employees, and non-qualified defined contribution plans for certain employees whose otherwise eligible earnings exceed the statutory limits under the qualified plans. The total expense associated with these plans was $13,658,000, $12,146,000, and $12,350,000 for 2016, 2015, and 2014, respectively.

Pension benefits

American National sponsors qualified and non-qualified defined benefit pension plans each of which have been frozen. As such, no additional benefits are accrued through these plans for additional years of service credit or future salary increase credit, and no new participants are added to the plans. Benefits earned by eligible employees prior to the plans being frozen have not been affected. Early in 2017, the Company commenced a one- time window offering to terminated, vested participants of our qualified defined benefit pension plans. The offer allows participants to take a lump sum or annuity payout which will be funded from pension plan assets.

The qualified pension plans are noncontributory. The plans provide benefits for salaried and management employees and corporate clerical employees subject to a collective bargaining agreement based on years of service and employee compensation. The non-qualified pension plans cover key employees and restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits.

Amounts recognized in the consolidated statements of financial position consist of (in thousands):

	2016	2015
Reconciliation of benefit obligation
Obligation at January 1,	$524,143	$513,151
Service cost	59	97
Interest cost on projected benefit obligation	20,690	18,721
Actuarial loss	3,684	21,451
Benefits paid	(35,044)	(29,277)

Obligation at December 31,	513,532	524,143

Reconciliation of fair value of plan assets
Fair value of plan assets at January 1,	322,563	324,179
Actual return on plan assets	27,305	(1,051)
Employer contributions	52,409	28,712
Benefits paid	(35,044)	(29,277)

Fair value of plan assets at December 31,	367,233	322,563

Funded status at December 31,	$(146,299)	$(201,580)

The components of net periodic benefit cost for the defined benefit pension plans are shown below (in thousands):

	Years ended December 31,
	2016	2015	2014
Service cost	$59	$97	$111
Interest cost	20,690	18,721	20,612
Expected return on plan assets	(22,013)	(20,856)	(20,402)
Amortization of net actuarial loss	12,680	9,797	4,421

Net periodic benefit cost	$11,416	$7,759	$4,742

Note 18 – Pension and Postretirement Benefits – (Continued)

Amounts related to the defined benefit pension plans recognized as a component of OCI are shown below (in thousands):

	Years ended December 31,
	2016	2015	2014
Actuarial gain (loss)	$14,286	$(33,562)	$(49,523)
Deferred tax (expense) benefit	(5,000)	11,747	17,333

Other comprehensive income (loss), net of tax	$9,286	$(21,815)	$(32,190)

The estimated actuarial loss for the plan that will be amortized out of AOCI into the net periodic benefit cost over the next fiscal year is $11,587,000. Amounts recognized as a component of AOCI that have not been recognized as a component of the combined net periodic benefit cost of the defined benefit pension plans, are shown below

(in thousands):

	Years ended December 31,
	2016	2015
Net actuarial loss	$(136,312)	$(150,598)
Deferred tax benefit	47,709	52,709

Amounts included in AOCI	$(88,603)	$(97,889)

The weighted average assumptions used are shown below:

	Used for Net Benefit	Used for Benefit
	Cost in Fiscal Year	Obligations
	1/1/2016 to 12/31/2016	as of 12/31/2016
Discount rate	4.08%	3.92%
Long-term rate of return	7.41	7.42

American National’s funding policy for the qualified pension plans is to make annual contributions to meet the minimum funding standards of ERISA. American National contributed $40,090,000, $18,630,000, and $12,482,500 to the qualified pension plans in 2016, 2015 and 2014, respectively. American National and its affiliates expect to contribute $20,000,000 to its qualified plans in 2017. The benefits paid from the non-qualified plans were $12,319,000, $10,082,000 and $8,615,000 in 2016, 2015 and 2014, respectively. Future payments from the non-qualified pension benefit plans will be funded out of general corporate assets.

The following table shows pension benefit payments, expected to be paid (in thousands). The amount for 2017 includes an estimate for possible lump sum payments associated with the aforementioned one time window offering.

2017	$59,475
2018	30,871
2019	34,839
2020	30,340
2021	33,919
2022-2026	158,224

Note 18 – Pension and Postretirement Benefits – (Continued)

American National utilizes third-party pricing services to estimate fair value measurements of its pension plan assets. Refer to Note 9 for further information concerning the valuation methodologies and related inputs utilized by the third-party pricing services. The fair values of the pension plan assets by asset category are shown below (in thousands):

	December 31, 2016
	Total	Level 1	Level 2	Level 3
Asset Category
U.S. states and political subdivision securities	$1,952	$—	$1,952	$—
Corporate debt securities	58,462	—	58,462
Residential mortgage-backed securities	616	—	616	—
Mutual fund	9,405	9,405	—	—
Equity securities by sector
Consumer goods	53,252	53,252	—	—
Energy and utilities	28,602	28,602	—	—
Finance	51,842	51,842	—	—
Healthcare	27,501	27,501	—	—
Industrials	17,035	17,035	—	—
Information technology	33,992	33,992	—	—
Other	30,042	30,042	—	—
Commercial paper	49,111	—	49,111	—
Unallocated group annuity contract	4,742	—	4,742	—
Other	679	592	87	—

Total	$367,233	$252,263	$114,970	$—

	December 31, 2015
	Total	Level 1	Level 2	Level 3
Asset Category
Corporate debt securities	$41,365	$—	$41,365	$—
Residential mortgage-backed securities	803	—	803	—
Mutual fund	9,405	9,405	—	—
Equity securities by sector
Consumer goods	50,485	50,485	—	—
Energy and utilities	22,525	22,525	—	—
Finance	47,469	47,469	—	—
Healthcare	2,306	2,306	—	—
Industrials	29,050	29,050	—	—
Information technology	16,522	16,522	—	—
Other	65,410	65,410	—	—
Commercial paper	30,511	—	30,511	—
Unallocated group annuity contract	5,763	—	5,763	—
Other	949	862	87	—

Total	$322,563	$244,034	$78,529	$—

Note 18 – Pension and Postretirement Benefits – (Continued)

The investment policy for the retirement plan assets is designed to provide the highest return possible commensurate with sound and prudent underwriting practices. The investment diversification goals are to have investments in cash and cash equivalents as necessary for liquidity, debt securities up to 100% and equity securities up to 75% of the total invested plan assets. The amount invested in any particular investment is limited based on credit quality, and no single investment may at the time of purchase be more than 5% of the total invested assets.

The corporate debt securities category are investment grade bonds of U.S and foreign issuers denominated and payable in U.S. dollars from diverse industries, with a maturity of 1 to 30 years. Foreign bonds in the aggregate shall not exceed 20% of the bond portfolio. Residential mortgage-backed securities represent asset-backed securities with a maturity date 1 to 30 years with a rating of NAIC 1 or 2.

Equity portfolio managers have discretion to choose the degree of concentration in various issues and industry sectors for the equity securities. Permitted securities are those for which there is an active market providing liquidity for the specific security.

Commercial paper investments generally have a credit rating of A2 Moody’s or P2 by Standard & Poor’s with at least BBB rating on the issuer’s outstanding debt, or selected issuers with no outstanding debt.

Postretirement life and health benefits

American National sponsors a contributory health and dental benefit plan to a closed block of retirees and their dependents who met certain age and length of service requirements as of December 31, 1993. The primary retiree health benefit plan provides Medicare Supplemental and prescription drug benefits. American National’s contribution is limited to $40 per month for retirees and spouses. Since American National’s contributions to the cost of the retiree benefits plans are fixed, the health care cost trend rate will have no effect on the future expense or the accumulated postretirement benefit obligation. Under American National’s various group benefit plans for active employees, life insurance benefits are provided upon retirement for eligible participants who meet certain age and length of service requirements.

The accrued postretirement benefit obligation, included in the liability for retirement benefits, was $6,197,000 and $6,055,000 at December 31, 2016 and 2015, respectively. These amounts were approximately equal to the unfunded accumulated postretirement benefit obligation.

Note 19 – Commitments and Contingencies

Commitments

American National and its subsidiaries lease insurance sales office space in various cities. The remaining long-term lease commitments at December 31, 2016 were approximately $5,086,000.

American National had aggregate commitments at December 31, 2016, to purchase, expand or improve real estate, to fund fixed interest rate mortgage loans, and to purchase other invested assets of $787,077,000 of which $538,260,000 is expected to be funded in 2017 with the remainder funded in 2018 and beyond.

American National has a $100,000,000 short-term variable rate borrowing facility containing a $55,000,000 sub-feature for the issuance of letters of credit. Borrowings under the facility are at the discretion of the lender and would be used only for funding working capital requirements. The combination of borrowings and outstanding letters of credit cannot exceed $100,000,000 at any time. As of December 31, 2016 and 2015, the outstanding letters of credit were $9,473,000 and $9,501,000, respectively, and there were no borrowings on this facility. This facility expires on October 30, 2017. American National expects it will be renewed on substantially equivalent terms upon expiration.

Guarantees

American National has guaranteed bank loans for customers of a third-party marketing operation. The bank loans are used to fund premium payments on life insurance policies issued by American National. The loans are secured by the cash values of the life insurance policies. If the customer were to default on the bank loan, American National would be obligated to pay off the loans. As the cash values of the life insurance policies always equal or exceed the balance of the loans, management does not foresee any loss on these guarantees. The total amount of the guarantees outstanding as of December 31, 2016, was approximately $206,376,000, while the total cash value of the related life insurance policies was approximately $209,785,000.

Litigation

American National and certain subsidiaries, in common with the insurance industry in general, are defendants in various lawsuits concerning alleged breaches of contracts, various employment matters, allegedly deceptive insurance sales and marketing practices, and miscellaneous other causes of action arising in the ordinary course of operations. Certain of these lawsuits include claims for compensatory and punitive damages. We provide accruals for these items to the extent we deem the losses probable and reasonably estimable. After reviewing these matters with legal counsel, based upon information presently available, management is of the opinion that the ultimate resultant liability, if any, would not have a material adverse effect on American National’s consolidated financial position, liquidity or results of operations; however, assessing the eventual outcome of litigation necessarily involves forward-looking speculation as to judgments to be made by judges, juries and appellate courts in the future.

Such speculation warrants caution, as the frequency of large damage awards, which bear little or no relation to the economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given lawsuit. These lawsuits are in various stages of development, and future facts and circumstances could result in management changing its conclusions. It is possible that, if the defenses in these lawsuits are not successful, and the judgments are greater than management can anticipate, the resulting liability could have a material impact on our consolidated financial position, liquidity or results of operations. With respect to the existing litigation, management currently believes that the possibility of a material judgment adverse to American National is remote and no estimate of range can be made for loss contingencies that are at least reasonably possible but not accrued.

Note 20 – Related Party Transactions

American National has entered into recurring transactions and agreements with certain related parties. These include mortgage loans, management contracts, agency commission contracts, marketing agreements, accident and health insurance contracts, and legal services. The impact on the consolidated financial statements of significant related party transactions is shown below (in thousands):

		Dollar Amount of Transactions		Amount due to (from) American National
		Years ended December 31,		December 31,
Related Party	Financial Statement Line Impacted	2016	2015	2016	2015
Gal-Tex Hotel Corporation	Mortgage loan on real estate	$1,426	$1,326	$3,756	$5,182
Gal-Tex Hotel Corporation	Net investment income	329	428	23	31
Greer, Herz & Adams, LLP	Other operating expenses	9,315	7,951	(283)	(274)

Mortgage Loans to Gal-Tex Hotel Corporation (“Gal-Tex”): American National holds a first mortgage loan originated in 1999, with an interest rate of 7.25% and final maturity date of April 1, 2019 issued to Gal-Tex, which is collateralized by a hotel property in San Antonio, Texas. This loan is current as to principal and interest payments.

Transactions with Greer, Herz & Adams, LLP: Irwin M. Herz, Jr. is an American National advisory director and a Partner with Greer, Herz & Adams, LLP, which serves as American National’s General Counsel.

Note 21 – Selected Quarterly Financial Data

The unaudited selected quarterly financial data is shown below (in thousands, except per share data):

	Three months ended
	March 31,		June 30,		September 30,		December 31,
	2016	2015	2016	2015	2016	2015	2016	2015
Total premiums and other revenues	$764,970	$756,567	$800,448	$717,506	$823,142	$699,859	$839,391	$843,523
Total benefits, losses and expenses	741,462	665,208	760,168	668,099	775,420	653,199	751,724	762,261
Income before federal income tax and equity in earnings of unconsolidated affiliates	23,508	91,359	40,280	49,407	47,722	46,660	87,667	81,262
Total provision (benefit) for federal income taxes	(4,070)	45,690	9,890	15,210	22,590	18,134	45,300	24,686
Equity in earnings (losses) of unconsolidated affiliates	937	56,584	1,798	462	36,530	16,339	17,935	4,023
Net income	28,515	102,253	32,188	34,659	61,662	44,865	60,302	60,599
Net income (loss) attributable to noncontrolling interest	(801)	(729)	(437)	(394)	2,373	2,852	529	(2,341)
Net income attributable to American National	29,316	102,982	32,625	35,053	59,289	42,013	59,773	62,940
Earnings per share attributable to American National
Basic	1.09	3.84	1.21	1.30	2.20	1.56	2.23	2.34
Diluted	1.09	3.82	1.21	1.30	2.20	1.56	2.21	2.34

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES

SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES

(In thousands)

	December 31, 2016
Type of Investment	Cost or Amortized Cost (1)	Estimated Fair Value	Amount at Which Shown in the Consolidated Statement of Financial Position
Fixed maturities
Bonds held-to-maturity
U.S. states and political subdivisions	$301,994	$319,082	$301,994
Foreign governments	4,057	4,716	4,057
Corporate debt securities	6,711,508	6,925,978	6,711,508
Residential mortgage-backed securities	229,758	242,685	229,758
Collateralized debt securities	1,290	1,354	1,290
Other debt securities	2,778	2,877	2,778
Bonds available-for-sale
U.S.treasury and government	25,062	25,640	25,640
U.S. states and political subdivisions	945,431	960,223	960,223
Foreign governments	5,000	6,567	6,567
Corporate debt securities	4,666,096	4,780,763	4,780,763
Residential mortgage-backed securities	18,588	20,513	20,513
Collateralized debt securities	5,574	6,392	6,392
Other debt securities	3,233	3,178	3,178
Equity securities
Common stocks
Consumer goods	145,402	314,031	314,031
Energy and utilities	102,421	166,983	166,983
Finance	154,241	321,592	321,592
Healthcare	80,320	195,828	195,828
Industrials	46,533	138,631	138,631
Information technology	113,334	264,613	264,613
Other	70,848	116,837	116,837
Preferred stocks	19,334	23,161	23,161
Other Investments
Mortgage loans on real estate, net of allowance	4,348,046	4,435,530	4,348,046
Investment real estate, net of accumulated depreciation	536,675	—	536,675
Real estate acquired in satisfaction of debt	56,742	—	56,742
Policy loans	384,376	384,376	384,376
Options	73,312	156,479	156,479
Other long-term investments	(42,929)	—	(42,929)
Short-term investments	192,226	192,226	192,226

Total investments	$19,201,250	$20,010,255	$20,227,952

(1)	Original cost of equity securities and, as to fixed maturity securities, original cost reduced by repayments and valuation write-downs and adjusted for amortization of premiums or accrual of discounts.

See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY (Parent Company Only)

SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT

(In thousands)

	December 31,
Condensed Statements of Financial Position	2016	2015
		(As Revised)
Assets
Fixed maturity securities	$8,969,903	$9,341,563
Equity securities	4,585	2,690
Mortgage loans on real estate, net of allowance	4,190,357	3,386,231
Other invested assets	1,658,771	1,852,581
Investment in subsidiaries	2,646,281	2,431,398
Deferred policy acquisition costs	1,052,357	1,091,031
Separate account assets	941,612	918,446
Other assets	787,054	754,646

Total assets	$20,250,920	$19,778,586

Liabilities
Policy liabilities	$4,027,973	$3,841,499
Policyholders’ account balances	10,006,609	9,943,694
Separate account liabilities	941,612	918,446
Other liabilities	622,548	622,665

Total liabilities	15,598,742	15,326,304

Shareholders’ equity
Common stock	30,832	30,832
Additional paid-in capital	16,406	13,689
Accumulated other comprehensive income	455,899	352,620
Retained earnings	4,250,818	4,157,184
Treasury stock, at cost	(101,777)	(102,043)

Total stockholders’ equity	4,652,178	4,452,282

Total liabilities and stockholders’ equity	$20,250,920	$19,778,586

The condensed financial statements should be read in conjunction with the consolidated financial statements and notes therein.

See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY (Parent Company Only)

SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT

(In thousands)

	Years ended December 31,
Condensed Statements of Operations	2016	2015	2014
Premiums and other revenues
Premiums and other policy revenues	$987,994	$820,194	$786,823
Net investment income	713,589	672,093	772,355
Net realized investment gain	16,111	21,258	18,702
Other-than-temporary impairments	(10)	(60)	(41)
Other income	15,944	15,785	10,803

Total premiums and other revenues	1,733,628	1,529,270	1,588,642

Benefits, losses and expenses
Policyholder benefits	749,179	615,180	574,975
Other operating expenses	848,063	764,913	812,762

Total benefits, losses and expenses	1,597,242	1,380,093	1,387,737

Income from continuing operations before federal income tax and equity in earnings of subsidiaries	136,386	149,177	200,905

Provision for federal income taxes	50,739	47,501	63,454
Equity in earnings of subsidiaries, net of tax	95,356	141,312	107,884

Net income	$181,003	$242,988	$245,335

The condensed financial statements should be read in conjunction with the consolidated financial statements and notes therein.

See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY (Parent Company Only)

SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT

(In thousands)

	Years ended December 31,
Condensed Statements of Cash Flows	2016	2015	2014
		(As Revised)	(As Revised)
OPERATING ACTIVITIES
Net income	$181,003	$242,988	$245,335
Adjustments to reconcile net income to net cash provided by operating activities
Net realized investments gains	(16,111)	(21,258)	(18,702)
Other-than-temporary impairments	10	60	41
Amortization (accretion) of premiums, discounts and loan origination fees	(7,675)	(2,293)	3,581
Net capitalized interest on policy loans and mortgage loans	(28,943)	(27,346)	(27,922)
Depreciation	28,510	24,716	21,822
Interest credited to policyholders’ account balances	297,526	263,362	324,325
Charges to policyholders’ account balances	(295,000)	(238,169)	(212,690)
Deferred federal income tax (benefit) expense	89,089	8,091	16,429
Net income of subsidiaries	(122,259)	(135,678)	(106,751)
Equity in (earnings) losses of affiliates	(5,985)	(5,634)	3,800
Distributions from equity method investments	—	—	408
Changes in
Accrued investment income	351	6,995	9,801
Reinsurance recoverables	11,545	(14,778)	2,312
Prepaid reinsurance premiums	88	3,050	2,318
Premiums due and other receivables	(8,427)	2,331	3,873
Deferred policy acquisition costs	8,684	(13,323)	7,560
Policyholder liabilities	186,472	222,928	152,923
Liability for retirement benefits	(29,678)	(23,263)	(12,552)
Current tax receivable/payable	(24,833)	7,551	8,181
Other, net	(42,758)	(20,471)	(29,831)

Net cash provided by operating activities	221,609	279,859	394,261

INVESTING ACTIVITIES
Proceeds from sale/maturity/prepayment of
Held-to-maturity securities	382,390	827,234	452,846
Available for sale securities	282,834	340,274	625,563
Investment real estate	6,651	18,929	53,859
Mortgage loans	547,553	809,742	578,098
Policy loans	49,260	44,257	45,732
Other invested assets	28,155	71,469	40,791
Disposals of property and equipment	13,171	2,721	43,869
Distributions from affiliates and subsidiaries	9,909	15,958	439
Payment for the purchase/origination of
Held-to-maturity securities	(60,639)	(336,902)	(287,694)
Available for sale securities	(161,534)	(744,480)	(572,299)
Investment real estate	(31,234)	(69,145)	(23,959)
Mortgage loans	(1,327,395)	(933,879)	(633,401)
Policy loans	(21,526)	(21,106)	(23,621)
Other invested assets	(65,965)	(37,958)	(43,423)
Additions to property and equipment	(39,856)	(24,352)	(56,651)
Contributions to unconsolidated affiliates	(40,404)	(47,130)	(1,035)
Change in short-term investments	207,546	(42,258)	4,518
Change in investment in subsidiaries	20,044	(20,782)	—
Change in collateral held for derivatives	22,789	(65,160)	22,724
Other, net	17,167	(1,713)	36,302

Net cash provided by (used in) investing activities	(161,084)	(214,281)	262,658

FINANCING ACTIVITIES
Policyholders’ account deposits	1,287,366	1,280,756	941,400
Policyholders’ account withdrawals	(1,229,039)	(1,337,668)	(1,479,004)
Dividends to stockholders	(87,741)	(84,446)	(82,805)

Net cash used in financing activities	(29,414)	(141,358)	(620,409)

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	31,111	(75,780)	36,510
Beginning of the period	160,229	236,009	199,499

End of the period	$191,340	$160,229	$236,009

The condensed financial statements should be read in conjunction with the consolidated financial statements and notes therein.

See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES

SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION

(In thousands)

Segment	Deferred Policy Acquisition Cost	Future Policy Benefits, Policyholders’ Account Balances, Benefits, Policy and Contract Claims and Other Policyholder Funds	Unearned Premiums	Premium Revenue	Net Investment Income (1)	Benefits, Claims, Losses and Settlement Expenses	Amortization of Deferred Policy Acquisition Costs	Other Operating Expenses (2)	Premiums Written
2016
Life	$745,840	$4,937,467	$35,133	$318,953	$227,923	$416,467	$112,712	$199,769	$—
Annuity	394,208	10,821,889	—	248,714	500,726	294,917	71,381	53,054	—
Health	40,620	272,802	43,155	175,589	9,942	131,828	14,973	43,263	—
Property & Casualty	113,775	935,998	745,650	1,253,392	57,091	883,219	262,299	165,509	1,282,876
Corporate & Other	—	—	—	—	64,553	—	—	41,864	—

Total	$1,294,443	$16,968,156	$823,938	$1,996,648	$860,235	$1,726,431	$461,365	$503,459	$1,282,876

2015
Life	$756,023	$4,860,263	$35,810	$305,350	$226,076	$386,785	$77,567	$201,112	$—
Annuity	411,206	10,410,157	—	183,125	459,458	230,221	81,793	54,037	—
Health	44,390	293,325	43,558	196,777	10,135	146,805	23,643	45,047	—
Property & Casualty	113,050	883,328	733,610	1,153,267	55,620	776,562	235,585	156,583	1,187,980
Corporate & Other	—	—	—	—	83,542	—	—	44,598	—

Total	$1,324,669	$16,447,073	$812,978	$1,838,519	$834,831	$1,540,373	$418,588	$501,377	$1,187,980

2014
Life	$711,469	$4,720,075	$35,524	$307,771	$232,389	$351,271	$78,181	$194,927	$—
Annuity	382,441	10,286,205	—	190,357	545,887	234,173	79,135	56,487	—
Health	47,784	316,684	46,137	216,868	11,692	144,799	18,966	43,261	—
Property & Casualty	111,850	883,148	673,390	1,100,975	58,843	745,540	223,658	130,655	1,109,029
Corporate & Other	—	—	—	—	84,047	—	—	60,535	—

Total	$1,253,544	$16,206,112	$755,051	$1,815,971	$932,858	$1,475,783	$399,940	$485,865	$1,109,029

(1)	Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available. Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line. Net investment income from all other assets is allocated to the insurance lines as necessary to support the equity assigned to that line with the remainder allocated to capital & surplus.
(2)	Identifiable expenses are charged directly to the appropriate line of business. The remaining expenses are allocated to the lines based upon various factors including premium ratio within the respective lines.

See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES

SCHEDULE IV - REINSURANCE INFORMATION

(In thousands)

	Direct Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year Ended December 31, 2016
Life insurance in-force	$95,439,425	$29,980,485	$181,655	$65,640,595	0.3%

Premiums earned
Life and annuity	$669,607	$104,128	$2,188	$567,667	0.4
Accident and health	227,691	235,807	183,705	175,589	104.6
Property and casualty	1,349,297	104,922	9,017	1,253,392	0.7

Total premiums	$2,246,595	$444,857	$194,910	$1,996,648	9.8

Year Ended December 31, 2015
Life insurance in-force	$90,194,532	$29,891,183	$120	$60,303,469	0.0

Premiums earned
Life and annuity	$590,131	$101,636	$(20)	$488,475	0.0
Accident and health	241,140	224,623	180,260	196,777	91.6
Property and casualty	1,238,163	93,024	8,128	1,153,267	0.7

Total premiums	$2,069,434	$419,283	$188,368	$1,838,519	10.2

Year Ended December 31, 2014
Life insurance in-force	$85,570,057	$30,007,131	$6,007	$55,568,933	0.0

Premiums earned
Life and annuity	$594,568	$96,577	$137	$498,128	0.0
Accident and health	271,004	274,368	220,232	216,868	101.6
Property and casualty	1,183,875	89,607	6,707	1,100,975	0.6

Total premiums	$2,049,447	$460,552	$227,076	$1,815,971	12.5%

See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES

SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS

(In thousands)

		Additions	Deductions
	Balance at Beginning of Period	Charged to Expense	Written off	Change in Estimate	Balance at End of Period
2016
Investment valuation allowances:
Mortgage loans on real estate	$12,895	$1,281	$(1,686)	$—	$12,490

2015
Investment valuation allowances:
Mortgage loans on real estate	$17,860	$220	$(5,185)	$—	$12,895

2014
Investment valuation allowances:
Mortgage loans on real estate	$12,181	$5,679	$—	$—	$17,860

See accompanying Report of Independent Registered Public Accounting Firm.

WQVA Part C

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

1. Part A of the registration statement. Condensed financial information reflecting the value and number of units outstanding for each class of Accumulation Units of the Separate Account for the years ended December 31, 2007 through December 31, 2016.

2. Part B of the registration statement. The most recent audited financial statements of the Separate Account as of December 31, 2016 and for each of the years or periods presented. The consolidated financial statements of American National Insurance Company as of December 31, 2016 and for each of the years in the three (3) year period ended December 31, 2016.

(b)	Exhibits

Exhibit 1 — Copy of the resolutions of the Board of Directors of the Depositor authorizing the establishment of the Registrant [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 2 — Not applicable.

Exhibit 3 — Distribution and Administrative Services Agreement [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 3(a) – Distribution and Selling Agreement [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on April 29, 2011].

Exhibit 3(b) – Termination of Distribution and Selling Agreement [previously filed with Registrant’s N-4 for this registration statement (number 333-30318) filed on April 26, 2013].

Exhibit 3(c) – Distribution and Administrative Services Agreement [previously filed with Registrant’s N-4 for this registration statement (number 333-30318) filed on April 26, 2013].

Exhibit 4 — Form of each Variable Annuity Contract [previously filed with Registrant’s pre-effective amendment number two to this registration statement (number 333-30318) filed on July 26, 2000].

Exhibit 4(a) — Form of Group Policy Cover Page for Non-Qualified Contract [previously filed with Registrant’s pre-effective amendment number two to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(b) — Form of Group Policy Cover Page for Qualified Contract [previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(c) — Form of Non-Qualified Contract [previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(d) — Form of Qualified Contract [previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(e) — Form of Minimum Guaranteed Death Benefit Rider [previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(f) — Form of Group Contract Minimum Guaranteed Death Benefit Rider [previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(g) — Form of 3% Guaranteed Death Benefit Rider [previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(h) — Form of Group 3% Guaranteed Death Benefit Rider [previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(i) — Form of 5% Guaranteed Death Benefit Rider [incorporated herein by reference to pre-effective amendment number one to registration statement on Form N-4 (333-30318) filed on June 27, 2000].

Exhibit 4(j) — Form of Group 5% Guaranteed Death Benefit Rider [previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 5 — Form of application used with any Variable Annuity Contract [previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 6(a) — Copy of the Articles of Incorporation of the Depositor [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 6(b) — Copy of the By-laws of the Depositor [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 6(b) 2 — Copy of the By-laws of the Depositor [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on April 29, 2016].

Exhibit 7(a) — Reinsurance Agreement between Continental Assurance Company and American National Insurance Company [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on April 30, 2004].

Exhibit 7(b) – Letter dated August 7, 2009 from Munich American Reassurance Company regarding rates on block of Variable Annuity Guaranteed Minimum Death Benefit (GMDB) reinsurance [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on April 30, 2010].

Exhibit 8(a) — Form of American National Investment Account, Inc. Participation Agreement [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8(b) — Form of Variable Insurance Products Fund II Participation Agreement [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8(c) — Form of Variable Insurance Products Fund III Participation Agreement [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8(d) — Form of T. Rowe Price International Series, Inc. T. Rowe Price Equity Series, Inc., and T. Rowe Price Fixed Income Series, Inc. [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8(e) — Form of MFS Variable Insurance Trust Participation Agreement [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8(f) — Form of Federated Insurance Series Fund Participation Agreement [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8(g) — Form of Fred Alger American Fund Participation Agreement [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8(h) — Form of AIM Fund Participation Agreement [previously filed with Registrant’s post-effective amendment number 7 to this registration statement (number 333-30318) filed on April 27, 2006].

Exhibit 8(i) - Form of MFS Variable Insurance Trust Participation Agreement [Registrant’s Form N-4 for this registration statement (number 333-30318) effective March 28, 2015 (filed on April 28, 2015)].

Exhibit 9 — An opinion of counsel and consent to its use as to the legality of the securities being registered, indicating whether they will be legally issued and will represent binding obligations of the depositor (filed herewith).

Exhibit 10 — Consent of Independent Registered Public Accounting firm (filed herewith).

Exhibit 11 — Not applicable.

Exhibit 12 — Not applicable.

Exhibit 14 — Power of Attorney (previously filed with Registrant’s post-effective amendment number six, filed on April 29, 2005).

Exhibit 14(a) – Power of Attorney for Messrs. Ansell, Pederson, Yarbrough, Payne and Pozzi dated April 14, 2015 (filed on April 28, 2015).

Exhibit 14(b) – Power of Attorney for Mr. Ross Moody dated April 5, 2017 (filed herewith).

Item 25. Directors and Officers of Depositor

The principal business address of the directors and officers, unless otherwise indicated, is American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.

Directors

Name	Business Address

Arthur Oleen Dummer	955 East Pioneer Road
Draper, UT 84020-9334

James Edward Pozzi	President, Chief Executive Officer, Chairman of the Board
American National Insurance Company
One Moody Plaza
Galveston, TX 77550

Frances Anne Moody-Dahlberg	3710 Rawlins Street, #910
Dallas, TX 75219

Ross R. Moody	850 E. Anderson Lane
Austin, TX 78752-1602

E. J. “Jere” Pederson	One Moody Plaza
Galveston, TX 77550

William C. Ansell	1011 Tremont Galveston, TX 77550

James P. Payne	One Moody Plaza Galveston, TX 77550

James Daniel Yarbrough	One Moody Plaza
Galveston, TX 77550

Officers

Name	Office

David Alan Behrens	Executive Vice President, Independent Marketing

John Joseph Dunn, Jr.	Executive Vice President, Corporate Chief Financial Officer and Treasurer

Johnny David Johnson	Executive Vice President, Corporate Business Process Officer & CIO

James Walter Pangburn	Executive Vice President, Credit Insurance Division
2450 South Shore Boulevard
League City, TX 77573

John F. Simon	Executive Vice President and Chief Life and Annuity Actuary

Shannon Lee Smith	Executive Vice President, Chief Agencies Officer, Multiple Line
1949 East Sunshine
Springfield, MO 65899

Hoyt J. Strickland	Executive Vice President, Career Sales & Service Division

Timothy A. Walsh	Executive Vice President, President and CEO, Multiple Line and P&C Operations

Dwain Allen Akins	Senior Vice President, Corporate Relations, Chief Corporate Compliance Officer

Michele M. Bartkowski	Senior Vice President, Chief Financial Officer 344 Route 9W Glenmont, NY 12077

Scott Frankie Brast	Senior Vice President, Real Estate/Mortgage Loan
2525 South Shore Boulevard
League City, TX 77573

Brian Neil Bright	Senior Vice President, Computing Services
3030 Invincible
League City, TX 77573

Scott C. Campbell	Senior Vice President, Chief Marketing Officer, Multiple Line
1949 East Sunshine
Springfield, MO 65899

William Franklin Carlton	Senior Vice President and Corporate Controller

Lee C. Ferrell	Senior Vice President, Independent Marketing Operations

Bernard Stephen Gerwel	Senior Vice President, Chief Corporate Digital Officer
1949 East Sunshine
Springfield, MO 65899

Deborah Kay Janson	Senior Vice President, Chief Risk Officer

Sara Liane Latham	Senior Vice President and Actuary

Anne Marie LeMire	Senior Vice President, Fixed Income and Equity Investments
2450 South Shore Boulevard
League City, TX 77573

Bruce Murray LePard	Senior Vice President, Chief Human Resources Officer

Bradley Wayne Manning	Senior Vice President, Life Claims & Customer Contact Center
2525 South Shore Boulevard
League City, TX 77573

Michael Scott Marquis	Senior Vice President, Life Underwriting

Meredith Myron Mitchell	Senior Vice President, Application Development & Support

Edward Bruce Pavelka	Senior Vice President, Life Policy Administration

Ronald Clark Price	Senior Vice President, Multiple Line Marketing

James P. Stelling	Senior Vice President, Health Insurance Operations
2450 South Shore Boulevard
League City, Texas 77573

Dr. John F. White	Senior Vice President, Medical Director (Life, Health, Group)

John Mark Flippin	Secretary

Terrance K. Ball	Vice President, Credit Insurance, Sales
2450 South Shore Boulevard
League City, TX 77573

Patricia Ann Boudreaux	Vice President, Credit Insurance Marketing Support
2450 South Shore Boulevard
League City, TX 77573

Matthew Russell Byrd	Vice President and Associate Actuary

John A. Cole	Vice President, Life Operations
1949 East Sunshine
Springfield, MO 65899

Charlie Delgado	Vice President, Credit Insurance Finance & Risk Management
2450 South Shore Boulevard
League City, TX 77573

Steven Lee Dobbe	Vice President, IMG Broker Dealer Marketing

Dustin J. Dusek	Vice President, Associate Actuary and Illustration Actuary

Christopher J. Falconer	Vice President, Associate Actuary

Barbara N. Faulkenhagen	Vice President, IT Support Services

Denny Walton Fisher, Jr.	Vice President, Mortgage Loan Investments
2525 South Shore Boulevard
League City, TX 77573

James L. Flinn	Vice President, Chief P&C Risk Officer
1949 East Sunshine
Springfield, MO 65899

Susan W. Garner	Vice President, Life Underwriting

Jerald V. Johnson	Vice President, Process and Data Management

Richard Steven Katz	Vice President, Direct Marketing Sales
2450 South Shore Boulevard
League City, TX 77573

Dr. Harry Bertrand Kelso, Jr.	Vice President and Associate Medical Director (Life, Health, Group)

Darren William King	Vice President, Equities
2450 South Shore Boulevard
League City, TX 77573

Robert Jay Kirchner	Vice President, Real Estate Investments
2525 South Shore Boulevard
League City, TX 77573

Murray A. Klein	Vice President, Credit Insurance Financial Marketing
2450 South Shore Boulevard
League City, TX 77573

Sarah L. Klindworth	Vice President, Corporate Procurement Services

3030 Invincible
League City, TX 77573

Craig Warren Klenk	Vice President, IMG Brokerage Sales

Debra R. Lambson	Vice President, CMO Health
2450 South Shore Boulevard
League City, TX 77573

Thomas Robert LeGrand	Vice President, Life & Annuity Claims

Kathryn Lentivech	Vice President and Actuary
344 Route 9W Glenmont, NY 12077

Gary H. Lukovich	Vice President, Multiple Line Distribution & Sales
1949 East Sunshine
Springfield, MO 65899

Steven J. Mahannah	Vice President, IMG Financial Institution

James F. Marotta	Vice President, Human Resources 344 Route 9W Glenmont, NY 12077

Edwin Vince Matthews, III	Vice President, Mortgage Loan Investments
2525 South Shore Boulevard
League City, TX 77573

Tracy L. Milina	Vice President, Health/Administration 2450 South Shore Boulevard
League City, TX 77573

Michael Scott Nimmons	Vice President, Internal Audit Services
2450 South Shore Boulevard
League City, TX 77573

Ronald Joseph Ostermayer	Vice President, Group/Third Party Operations
2450 South Shore Boulevard
League City, TX 77573

Richard Clarence Putz	Vice President, IT Security, Compliance and Risk

Daniel A. Safriet	Vice President, Credit Insurance Sales
1037 N. Main Street
Wake Forest, NC 27587

Robert Walter Schefft	Vice President, IMG Advanced Sales and Marketing

Gerald Anthony Schillaci	Vice President and Actuary

Steven Schnack	Vice President, Health Claims
2450 South Shore Boulevard
League City, TX 77573

David Harvin Schutz	Vice President, IMG National Accounts

Olivia K. Smith	Vice President, Human Resources

Patrick A. Smith	Vice President, Multiple Line Field Support
1949 East Sunshine
Springfield, MO 65899

Wayne Allen Smith	Vice President, Career Sales & Service Division

D. Denise Snedden	Vice President, Assistant Treasurer
2525 South Shore Boulevard
League City, TX 77573

James Patrick Stelling	Vice President, Group/Health Operations
2450 South Shore Boulevard
League City, TX 77573

Clarence Ellsworth Tipton	Vice President and Senior Chief Health Actuary
2450 South Shore Boulevard
League City, TX 77573

Mark A. Walker	Vice President, Credit Insurance, Special Markets
2450 South Shore Boulevard
League City, TX 77573

Deanna L. Walton	Vice President, eBusiness Systems

William Henry Watson, III	Vice President, Chief Health Actuary
2450 South Shore Boulevard
League City, TX 77573

Michael J. Anderson	2450 South Shore Boulevard
League City, TX 77573

Charles N. Atwood	Asst. Vice President, Credit Insurance Sales
2450 South Shore Boulevard
League City, TX 77573

Elden James Brashaw	Asst. Vice President, Corporate Financial Control

Andrew C. Brewer	Asst. Vice President and Assistant Actuary

Jason M. Broussard	Asst. Vice President, Pension Administration

Shirley J. Broussard	Asst. Vice President, Multiple Line Finance and Field Services

Brian M. Burke	Asst. Vice President, Securities and Insurance Compliance Attorney

Philip Chairez	Asst. Vice President, Life New Business

Joseph Wayne Cucco	Asst. Vice President, Director of Advanced Life Sales, Multiple Line

Laurane D. Debowski	Asst. Vice President, CSSD Field Operations

Elizabeth L. Fontenot	Asst. Vice President, Health Administration
2450 South Shore Boulevard
League City, TX 77473

Traie D. Franklin	Asst. Vice President, IMG Marketing Operations

Sharon W. Garner	Asst. Vice President, Life New Business

Renee E. Garrett	Asst. Vice President, Life and Health Product Systems

Kenneth M. Garza	Asst. Vice President, Life Policy Administration

N. Iris Gillies	Asst. Vice President, Training and Development

Pamela M. Griffin	Asst. Vice President, Career Life Sales
1169 Inverness Cove Way
Birmingham, AL 35242

William Joseph Hogan	Asst. Vice President, Group/Health Compliance
2450 South Shore Boulevard
League City, TX 77573

Jason Jay Jackson	Asst. Vice President, Assistant Actuary

Khaled Kahlouni	Asst. Vice President, Business Intelligence and Analytics
3030 Invincible Circle
League City, TX 77574

David R. Keimig	Asst. Vice President, Distributed Computing
3030 Invincible
League City, TX 77573

Bryan A. Lamb	Asst. Vice President, Life New Business
2525 South Shore Boulevard
League City, TX 77573

Dennis P. Leyden	Asst. Vice President, Talent Management

Larry Edward Linares	Asst. Vice President, Tax

Robert W. Lindemann	Asst. Vice President, IT Operations
3030 Invincible
League City, TX 77573

Erika Y. Lozano	Asst. Vice President, Financial Planning and Analytics

Thad Michael Luikart	Asst. Vice President, Annuity Policy Administration

Michael N. Musselman	Asst. Vice President, Marketing & Analytics

Jon R. O’Neal	Asst. Vice President, National Director-Life Marketing Sales, Multiple Line

Judith Lynne Regini	Asst. Vice President, Corporate Compliance, Chief Corporate Officer, Anti-Money Laundering

Walter Rudecki, Jr.	Asst. Vice President, Advanced Sales and Priority Markets, Multiple Line

Gail Sawyer	Asst. Vice President, Financial and HR Systems

Suzanne B. Saunders	Asst. Vice President, Investment Accounting
2450 South Shore Boulevard
League City, TX 77573

James Alexander Tyra	Asst. Vice President, IT Special Projects

Jimmy N. Watson	Asst. Vice President, Data Communication Messaging
3030 Invincible Circle
League City, TX 77573

Eddie Waters	Asst. Vice President, Credit Insurance Operations
2450 South Shore Boulevard
League City, TX 77573

W. Scott Webb	Asst. Vice President, Real Estate Director
2525 South Shore Boulevard
League City, TX 77573

Austin Webber	Asst. Vice President, HIPAA Compliance
2450 South Shore Boulevard
League City, TX 77573

Jeanette Elizabeth Cernosek	Assistant Secretary

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Registrant, American National Variable Annuity Separate Account, is a separate account of American National Insurance Company, a Texas insurance company. In addition, American National Insurance Company has three (3) other separate accounts: American National Variable Life Separate Account, American National Insurance Company Group Unregistered Annuity Separate Account, and American National Insurance Company Separate Account for Retirement Plans. The Libbie Shearn Moody Trust, a testamentary trust with both charitable and non-charitable beneficiaries, owns approximately 37% of the outstanding stock of American National Insurance Company. The Moody Foundation, a charitable trust classified as a private foundation, has an approximately 79% contingent remainder interest in the Libbie Shearn Moody Trust and owns approximately 23% of the outstanding stock of American National Insurance Company.

The Trustees of The Moody Foundation are Frances Anne Moody-Dahlberg, Ross Rankin Moody and Elizabeth Lee Moody. Robert L. Moody, Sr. is the remaining life income beneficiary of the Libbie Shearn Moody Trust and Chairman Emeritus of American National Insurance Company. Robert L. Moody, Sr. has assigned his interest in the Libbie Shearn Moody Trust to National Western Life Insurance Company, a Colorado insurance company of which he is also the ultimate controlling shareholder.

Moody National Bank is the trustee of the Libbie Shearn Moody Trust and various other trusts which, in the aggregate, beneficially own approximately 49.1% of the outstanding stock of American National Insurance Company. Moody Bank Holding Company, Inc., a Nevada corporation, owns approximately 97.8% of the outstanding shares of Moody National Bank. Moody Bank Holding Company, Inc. is a wholly owned subsidiary of Moody Bancshares, Inc., a Texas corporation. The Three R Trusts, Texas trusts created by Robert L. Moody, Sr. for the benefit of his children, are controlling stockholders of Moody Bancshares, Inc.

The Moody Foundation owns 34.0% and the Libbie Shearn Moody Trust owns 50.2% of the outstanding stock of Gal-Tex Hotel Corporation, a Texas corporation. Gal-Tex Hotel Corporation directly or indirectly wholly owns the following hospitality subsidiaries, listed in alphabetical order, with the jurisdiction of incorporation for each noted:

1859 Beverage Company (Texas)	Gal-Tex Hospitality Partners LLC (Texas)
1859 Historic Hotels, Ltd. (Texas)	Kentucky Landmark Hotels, L.L.C. (Kentucky)
1859 Management Partners GP, LLC (Texas)	Gal-Tenn Hotel Corporation (Nevada)
1859 Management Partners, LP (Texas)	LHH Hospitality, Inc. (Texas)
Colorado Landmark Hotels, L.L.C. (Colorado)	Virginia Landmark Hotels, L.L.C. (Virginia)

American National owns a direct or indirect interest in the entities listed below in alphabetical order. Unless otherwise noted with an asterisk (*), such entities are included within the consolidated financial statements of American National. For entities noted with an asterisk (*), such entities are not included within the consolidated financial statements of American National, nor are separate financial statements filed with respect to such entities. American National has more than a minor interest or influence over such entities’ operations, but American National does not have a controlling interest and is not the primary beneficiary of such entities.

Entity: 121 Village, Ltd.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 33% limited partnership interest. ANREINV, LLC owns a 0.33% general partnership interest.

Principal Business: Real estate

Entity: 121 Village Lots 2/3 Ltd*

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 100% interest.

Principal Business: Real estate

Entity: 2603 Augusta Investors, LP*

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 50% interest.

Principal Business: Real estate

Entity: 3100 McKinnon*

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns an 80% interest.

Principal Business: Real estate

Entity: 9015 Partners LLC

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 70% interest.

Principal Business: Real estate

Entity: Alternative Benefit Management, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Principal Business: Benefits management

Entity: American National Administrators, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Holdings, Inc.

Principal Business: Insurance administration

Entity: American National County Mutual Insurance Company

Entity Form: a Texas mutual insurance company

Ownership or Other Basis of Control: Managed by American National Insurance Company.

Principal Business: Insurance

Entity: American National of Delaware Corporation

Entity Form: a Delaware corporation (inactive)

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Principal Business: Inactive

Entity: American National Financial Corporation

Entity Form: a Texas corporation (inactive)

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Principal Business: Inactive

Entity: American National Financial Corporation (Delaware)

Entity Form: a Delaware corporation (inactive)

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Principal Business: Inactive

Entity: American National Financial Corporation (Nevada)

Entity Form: a Nevada corporation (inactive)

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Principal Business: Inactive

Entity: American National General Insurance Company

Entity Form: a Missouri insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Principal Business: Insurance

Entity: American National Insurance Service Company

Entity Form: a Missouri corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Principal Business: Insurance services

Entity: American National Life Holdings, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: American National Insurance Company owns all outstanding common stock; Comprehensive Investment Services, Inc. owns all outstanding preferred stock.

Principal Business: Holding company

Entity: American National Life Insurance Company of New York

Entity Form: a New York insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Principal Business: Insurance

Entity: American National Life Insurance Company of Texas

Entity Form: a Texas insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Principal Business: Insurance

Entity: American National Lloyds Insurance Company

Entity Form: a Texas insurance company

Ownership or Other Basis of Control: ANPAC Lloyds Insurance Management, Inc. is attorney-in-fact.

Principal Business: Insurance

Entity: American National Property and Casualty Company

Entity Form: a Missouri insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property & Casualty Holdings, Inc.

Principal Business: Insurance

Entity: American National Property & Casualty Holdings, Inc.

Entity Form: a Delaware corporation

Ownership or Other Basis of Control: American National Insurance Company owns all outstanding common stock; Comprehensive Investment Services, Inc. owns all outstanding preferred stock.

Principal Business: Holding company

Entity: American National Registered Investment Advisor, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Principal Business: Investment advisory services

Entity: AN/CAN Investments, Inc.*

Entity Form: a Canadian corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, LLC.

Principal Business: Real estate

Entity: ANCAP Jasper, LLC

Entity Form: a South Carolina limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest.

Principal Business: Real estate

Entity: ANCAP Jasper II, LLC

Entity Form: a South Carolina limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest.

Principal Business: Real estate

Entity: ANDV 97, LLC

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, LLC.

Principal Business: Investment; real estate

Entity: ANH20, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned by ANTAC, LLC.

Principal Business: Investment; real estate

Entity: ANICO Eagle, LLC

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, LLC.

Principal Business: Real estate

Entity: ANICO Eagle 99, LLC

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, LLC.

Principal Business: Real estate

Entity: ANICO Financial Services, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Principal Business: Wholesale broker-dealer

Entity: ANIND TX, LLC

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: Wholly owned subsidiary of ANDV 97, LLC.

Principal Business: Real estate

Entity: ANPAC Lloyds Insurance Management, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis for Control: Wholly owned subsidiary of American National Property and Casualty Company.

Principal Business: Insurance

Entity: ANPAC Louisiana Insurance Company

Entity Form: a Louisiana insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Principal Business: Insurance

Entity: ANPIN, L.P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANICO Eagle 99, LLC owns a 99% limited partnership interest; ANIND TX, LLC owns a 1% general partnership interest.

Principal Business: Real estate

Entity: ANREINV, LLC

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: Wholly owned subsidiary of ANDV 97, LLC.

Principal Business: Real estate

Entity: ANTAC, LLC

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Principal Business: Real estate

Entity: Baron Phoenix Apts., LLC*

Entity Form: an Arizona limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 60% interest.

Principal Business: Real estate

Entity: Bayport II Mountain West Houston, LLC*

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 60% interest.

Principal Business: Real estate

Entity: Baywood JV II, Ltd*

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 60% interest.

Principal Business: Real estate

Entity: Baywood Project, Ltd*

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 60% limited partnership interest.

Principal Business: Real estate

Entity: Blalock Retail Associates, LLC*

Entity Form: a Texas limited liability partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 60% interest.

Principal Business: Real estate

Entity: Boyle at 54th LLC*

Entity Form: a Delaware limited liability partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 60% interest.

Principal Business: Real estate

Entity: Bridgeview Alpha LLC*

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 70% interest.

Principal Business: Real estate

Entity: Broadway Goodyear LLC*

Entity Form: a Delaware limited liability company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 55% interest.

Principal Business: Real estate

Entity: Caffery-Saloom Retail, LLC*

Entity Form: a Louisiana limited liability company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 50% interest.

Principal Business: Real estate

Entity: Canyon Crossroads Apartments, LLC*

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: ANTAC, LLC owns a 50% interest.

Principal Business: Real estate

Entity: CC Maple LLC*

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: ANICO Eagle LLC. owns a 41.32% interest.

Principal Business: Real estate

Entity: Cedar Crossing Mountain West Houston LLC*

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 60% interest.

Principal Business: Real estate

Entity: Cibolo 78108 Storage*

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 60% interest.

Principal Business: Real estate

Entity: Cibolo Crossing, LLC*

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 50% interest.

Principal Business: Real estate

Entity: Cotton Exchange Investment Properties, LLC*

Entity Form: a Delaware limited liability partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 60% interest.

Principal Business: Real estate

Entity: Crestline Specialty Lending, LP*

Entity Form: a Delaware limited partnership

Ownership or Other Basis of Control: ANICO owns a 12.4% interest.

Principal Business: Equity investment

Entity: Comprehensive Investment Services, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Principal Business: Asset management

Entity: Eagle AN, L.P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANICO Eagle 99, LLC owns a 99% limited partnership interest. ANIND TX, LLC. owns a 1% general partnership interest.

Principal Business: Real estate

Entity: Eagle Ind., L.P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: American National Insurance Company owns a 99% limited partnership interest; ANIND TX, LLC. owns a 1% general partnership interest.

Principal Business: Real estate

Entity: Enclave Apts, LLC*

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: ANTAC, LLC owns a 50% interest.

Principal Business: Real estate

Entity: Fairway Phase III Associates, LP*

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 50% interest.

Principal Business: Real estate

Entity: Farm Family Casualty Insurance Company

Entity Form: a New York insurance company

Ownership or Other Basis of Control: American National Property & Casualty Holdings, Inc. owns 100%.

Principal Business: Insurance

Entity: Farm Family Financial Services, Inc.

Entity Form: a New York corporation.

Ownership of Other Basis of Control: American National Property & Casualty Holdings, Inc. owns 100%.

Principal Business: - Securities broker-dealer (inactive)

Entity: Farm Family Life Insurance Company

Entity Form: a New York insurance company

Ownership or Other Basis of Control: American National Property & Casualty Holdings, Inc. owns 100%.

Principal Business: Insurance

Entity: Galveston Island Water Park, L.P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANH2O, Inc. is 1% general partner; ANICO Eagle, LLC is 59% limited partner.

Principal Business: Water park investment, real estate

Entity: Garden State Life Insurance Company

Entity Form: a Texas insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Principal Business: Insurance

Entity: Germann Road Land Development, LLC

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: Wholly owned by ANICO Eagle, LLC

Principal Business: Real estate investment

Entity: I-10 Industrial Development LLC*

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 60% interest.

Principal Business: Real estate

Entity: IGX Burleson Park, LLC*

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 65% interest.

Principal Business: Real estate

Entity: IGX Tri County, LLC*

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 65 % interest.

Principal Business: Real estate

Entity: iLuminate Apts, LLC*

Entity Form: a Colorado limited liability partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 50% interest.

Principal Business: Real estate

Entity: J & P Keegan LP

Entity Form: a Virginia limited partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 99% limited partnership; ANIND TX, LLC owns a 1% general partnership interest.

Principal Business: Real estate

Entity: Jersey Industrial Capital, LLC*

Entity Form: a California limited liability company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 46.5% interest.

Principal Business: Real estate

Entity: Kearns Building Joint Venture

Entity Form: a Texas joint venture

Ownership or Other Basis of Control: American National Insurance Company owns an 85% interest.

Principal Business: Real estate

Entity: Landmark I Office Partners (Jastco, Ltd.)*

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 60% interest.

Principal Business: Real estate

Entity: LeSaint Venture, LLC*

Entity Form: a Delaware limited liability partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 60% interest.

Principal Business: Real estate

Entity: Linear Apts, LLC*

Entity Form: a Colorado limited liability partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 50% interest

Principal Business: Real estate

Entity: M&M Hotel Venture*

Entity Form: a Texas limited liability partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 43.2% interest

Principal Business: Real estate

Entity: Maui Harbor Shops, LP*

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 50% interest

Principal Business: Real estate

Entity: Montgomery Center Investors, LP*

Entity Form: a Texas Limited Partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 60% interest.

Principal Business: Real estate

Entity: MRPL Retail Partners, Ltd. (Shops at Bella Terra)

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% limited partnership interest.

Principal Business: Real estate

Entity: MRPL Retail Partners II, Ltd*

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% limited partnership interest.

Principal Business: Real estate

Entity: Murphy Self Storage, Ltd*

Entity Form: a Texas limited liability partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 60% interest

Principal Business: Real estate

Entity: MWBP, LLC*

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 50% interest.

Principal Business: Real estate

Entity: Muir Lake, Ltd*

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: 60% owned by ANTAC, LLC.

Principal Business: Real estate

Entity: Naches Venture LLC*

Entity Form: a Delaware limited liability partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 55% interest

Principal Business: Real estate

Entity: Naperville Hotel Partners, LLC*

Entity Form: an Illinois Limited Liability Company

Ownership or Other Basis of Control: ANICO Eagle LLC. owns a 50% interest

Principal Business: Real estate

Entity: One Hanover Investors, LP*

Entity Form: a Delaware limited partnership

Ownership or Other Basis of Control: ANICO Eagle LLC. owns a 50% interest

Principal Business: Real estate

Entity: Pacific City Hotel, LLC*

Entity Form: a Delaware Limited Liability Company

Ownership or Other Basis of Control: ANICO Eagle LLC. owns a 11% interest.

Principal Business: Real estate

Entity: Pacific Property and Casualty Company

Entity Form: a California corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company

Principal Business: Insurance

Entity: Park City Center LLC*

Entity Form: A Texas limited liability partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 60% interest

Principal Business: Real estate

Entity: Parmenter 220 East Las Colinas Blvd., LLC*

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest.

Principal Business: Real estate

Entity: PCO Battery Brooke Parkway, LP

Entity Form: a Virginia limited partnership

Ownership or Other Basis of Control: ANPIN, LP owns a 98% interest; ANIND, TX, LLC owns 1%.

Principal Business: Real estate

Entity: Pinnacle IV, LP*

Entity Form: a Delaware limited partnership

Ownership or Other Basis of Control: ANICO owns a 24.15% interest

Principal Activity: Equity investment

Entity: Preston 121 Partners, Ltd.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANIND TX, LLC. owns a 2% general partnership interest; Eagle AN, L.P. owns a 98% limited partnership interest.

Principal Business: Real estate

Entity: Prospect Park Office, LLC*

Entity Form: a California limited liability partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 70% interest

Principal Business: Real estate

Entity: Rural Agency and Brokerage, Inc.

Entity Form: a New York corporation

Ownership or Other Basis of Control: American National Property & Casualty Holdings, Inc. owns 100%.

Principal Business: Insurance brokerage services

Entity: Rutledge Partners, L.P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: American National Insurance Company owns a 26% limited partnership interest.

Principal Business: Real estate

Entity: SC Waterford Springs Investors LLC*

Entity Form: a Florida limited liability company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 60% interest.

Principal Business: Real estate

Entity: Schaumberg Hotel Partners LLC*

Entity Form: an Illinois limited liability company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 60% interest.

Principal Business: Real estate

Entity: Shinnecock Partners*

Entity Form: a Delaware limited partnership

Ownership or Other Basis of Control: ANICO owns a 47% interest

Principal Business: Equity investment

Entity: South Shore Harbour Development, LLC

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: Wholly owned by ANTAC, LLC.

Principal Business: Real estate

Entity: SPI Beach Resort Waterpark, LLC*

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: ANTAC, LLC owns a 50% interest.

Principal Business: Real estate

Entity: Standard Life and Accident Insurance Company

Entity Form: a Texas insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Principal Business: Insurance

Entity: Standard Plus, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of Standard Life and Accident Insurance Company

Principal Business: Insurance marketing

Entity: SWBC Flower Mound, LP*

Entity Form: a Texas Limited Partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 90% interest.

Principal Business: Real estate

Entity: TC Blvd., Partners, LLC

Entity Form: a Texas Limited Liability Company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns an 88% interest.

Principal Business: Real estate

Entity: TC Blvd., Partners II, LLC

Entity Form: a Texas Limited Liability Company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns an 88% interest.

Principal Business: Real estate

Entity: Town and Country Joint Venture

Entity Form: a Texas joint venture

Ownership or Other Basis of Control: ANDV 97, LLC owns an 86.65% limited partnership interest.

Principal Business: Real estate

Entity: Town Center Partners, LTD

Entity Form: a Texas partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns an 88% interest.

Principal Business: Real estate

Entity: TVO/MCP Vineyard Associates LLC*

Entity Form: a Delaware Limited Liability Company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 70% interest.

Principal Business: Real estate

Entity: United Farm Family Insurance Company

Entity Form: a New York insurance company

Ownership or Other Basis of Control: American National Property & Casualty Holdings, Inc. owns 100%.

Principal Business: Insurance

Entity: Valley Business Center LLC*

Entity Form: a Colorado limited liability partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 60% interest

Principal Business: Real estate

Entity: Via Del Oro Commercial LLC*

Entity Form: a California limited liability partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 70% interest

Principal Business: Real estate

Entity: Willowchase Retail Associates LP*

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 50% interest.

Principal Business: Real estate

Item 27.  Number of Contract Owners

As of March 31, 2017, there were 271 owners of Qualified Contracts and 168 owners of Non-Qualified Contracts covered by this registration statement.

Item 28.  Indemnification

The following provision is in the Distribution and Selling Agreement:

“Indemnification by the Company. Except as otherwise expressly provided, the Company shall indemnify, defend and hold harmless the Distributor and its officers, directors, employees, agents and representatives and each person who controls the Distributor within the meaning of Section 15 of the Securities Act or Section 20 of the Exchange Act (collectively, the “Distributor Indemnified Parties”) against any and all losses, costs, fees, fines, penalties, expenses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company) or litigation (including reasonable attorney’s fees and other legal expenses), to which the Distributor Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, costs, fees, fines, penalties, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the Contracts and:

a.

arise out of or are based upon any untrue statements of any material fact contained in the Disclosure Documents, the Registration Statements or the Sales Literature, or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Distributor Indemnified Party if such statement or omission was made in reliance upon and in conformity with information furnished by or on behalf of the Distributor;

b.	arise out of or as a result of the negligent or wrongful conduct of the Company or persons under its control, with respect to the Contracts;

c.

arise out of or as a result of the material failure of the Separate Accounts to comply with the Company Act in all material respects or the failure of the Company to comply with applicable state insurance law in the administration of the Separate Accounts;

d.	arise as a result of any failure by the Company to provide the services and furnish the materials under the terms of this Agreement;

e.

arise out of or result from any material breach of any representation made by the Company or the Separate Accounts in this Agreement or arise out of or result from any other material breach of this Agreement by the Company or the Separate Accounts; or

f.

arise out of or result from the failure of the Registration Statements, the Disclosure Documents or the Sales Literature to comply in any material respect with applicable law or regulation, unless such failure is attributable to information furnished by or on behalf of the Distributor.”

The officers and directors of American National are indemnified by American National in the American National By-laws for liability incurred by reason of the officer and directors serving in such capacity. This indemnification would cover liability arising out of the variable annuity sales of American National.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)

ANICO Financial Services, Inc. serves as principal underwriter to the American National Variable Annuity Separate Account. Securities Management and Research, Inc. served as principal underwriter to the American National Separate Account until September 4, 2012.

(b)	The Registrant’s principal underwriter is ANICO Financial Services, Inc. The following are the officers and directors of ANICO Financial Services, Inc.:

Name	Position	Principal Business Address

James E. Pozzi	Director, Chairman of the Board	One Moody Plaza
Galveston, Texas 77550

John J. Dunn, Jr.	Director	One Moody Plaza
Galveston, Texas 77550

David A. Behrens	Director	One Moody Plaza
Galveston, Texas 77550

E. Bruce Pavelka	President, Chief Executive Officer	One Moody Plaza
Galveston, Texas 77550

Dwain A. Akins	Vice President, Chief Compliance	One Moody Plaza, Suite 1423
	Officer	Galveston, Texas 77550

Suzanne B. Saunders	Vice President, Chief Financial	2450 South Shore Boulevard
	Officer	League City, Texas 77573

(c) Compensation from the Registrant:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Other Compensation
ANICO Financial Services, Inc.	$1,692,607	N/A	N/A	N/A

Item 30. Locations of Account and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated there under will be maintained at the offices of American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.

Item 31. Management Services

Not applicable.

Item 32. Undertakings

(a)

Registrant undertakes to file a post-effective amendment to this registration statement as frequently to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the Variable Annuity Contracts may be accepted.

(b)	Registrant undertakes to include as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form upon written request or oral request.
(d)

The Registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1998 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1.

Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b) (11) in each registration statement, including the Prospectus, used in connection with the offer of the Contract.

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section (b) (11) in any sales literature in connection with the offer of the Contract;
3.

Instruct sales representatives who solicit participants to purchase the Contract specifically to bring the redemption restrictions imposed by Section 403(b)(11)to the attention of the potential participants.

4.

Obtain from each plan participant who purchases a Section 403 (b) annuity Contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer’s Section 403(b) arrangement to which the participant may elect to transfer his Contract value.

(e)

Representation pursuant to Section 26(e)(2)(A). American National Insurance Company hereby represents that the fees and charges deducted under the Contracts described in the post-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by American National Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby files this registration statement under Rule 485(b) under the Securities Act and has caused this registration statement to be signed on its behalf by the undersigned in the City of Galveston and the State of Texas on the 27th day of April, 2017.

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT (Registrant)

By: AMERICAN NATIONAL INSURANCE COMPANY

By: /s/ James E. Pozzi
James E. Pozzi, President,
Chief Executive Officer and Chairman of the Board

AMERICAN NATIONAL INSURANCE COMPANY
(Depositor)

By: /s/ James E. Pozzi
James E. Pozzi, President,
Chief Executive Officer and Chairman of the Board

Attest By:

/s/ J. Mark Flippin
J. Mark Flippin, Secretary

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities on the 27th day of April, 2017:

Signature	Title

/s/ John J. Dunn, Jr.	Executive Vice President, Corporate Chief Financial Officer and Treasurer
John J. Dunn, Jr.

/s/ William F. Carlton	Senior Vice President and Corporate Controller
William F. Carlton

Signature	Title
/s/ James E. Pozzi	Director, President, Chief Executive Officer and Chairman of the Board
James E. Pozzi

/s/ Dwain A. Akins by Power of Attorney	Director
William C. Ansell

/s/ Dwain A. Akins by Power of Attorney	Director
Arthur O. Dummer

/s/ Dwain A. Akins by Power of Attorney	Director
Frances Anne Moody-Dahlberg

/s/ Dwain A. Akins by Power of Attorney	Director
James P. Payne

/s/ Dwain A. Akins by Power of Attorney	Director
E.J. Pederson

/s/ Dwain A. Akins by Power of Attorney	Director
James D. Yarbrough

/s/ Dwain A. Akins by Power of Attorney	Director
Ross R. Moody